UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class A Shares/Ticker: OIEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class A Shares)	$50	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEIX-1225
JPMorgan Equity Income Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class C Shares/Ticker: OINCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class C Shares)	$76	1.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OINCX-1225
JPMorgan Equity Income Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class I Shares/Ticker: HLIEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class I Shares)	$37	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLIEX-1225
JPMorgan Equity Income Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class R2 Shares/Ticker: OIEFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R2 Shares)	$63	1.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEFX-1225
JPMorgan Equity Income Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class R3 Shares/Ticker: OIEPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R3 Shares)	$50	0.95%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEPX-1225
JPMorgan Equity Income Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
Class R4 Shares/Ticker: OIEQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R4 Shares)	$37	0.70%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEQX-1225
JPMorgan Equity Income Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R5 Shares/Ticker: OIERX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R5 Shares)	$29	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIERX-1225
JPMorgan Equity Income Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Income Fund

Class R6 Shares/Ticker: OIEJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Income Fund (Class R6 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$42,952,849
Total number of portfolio holdings	85
Portfolio turnover rate	11%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIEJX-1225
JPMorgan Equity Income Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Index Fund

Class A Shares/Ticker: OGEAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class A Shares)	$24	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,694,839
Total number of portfolio holdings	507
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGEAX-1225
JPMorgan Equity Index Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Index Fund

Class C Shares/Ticker: OEICX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class C Shares)	$56	1.05%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,694,839
Total number of portfolio holdings	507
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OEICX-1225
JPMorgan Equity Index Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Index Fund

Class I Shares/Ticker: HLEIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class I Shares)	$11	0.20%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,694,839
Total number of portfolio holdings	507
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLEIX-1225
JPMorgan Equity Index Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Equity Index Fund

Class R6 Shares/Ticker: OGFAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Index Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Index Fund (Class R6 Shares)	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,694,839
Total number of portfolio holdings	507
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGFAX-1225
JPMorgan Equity Index Fund - Class R6

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class A Shares/Ticker: OGIAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class A Shares)	$29	0.56%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,790,488
Total number of portfolio holdings	26
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGIAX-1225
JPMorgan Investor Balanced Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class C Shares/Ticker: OGBCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class C Shares)	$55	1.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,790,488
Total number of portfolio holdings	26
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGBCX-1225
JPMorgan Investor Balanced Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Balanced Fund

Class I Shares/Ticker: OIBFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,790,488
Total number of portfolio holdings	26
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OIBFX-1225
JPMorgan Investor Balanced Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Balanced Fund
Class R6 Shares/Ticker: JFQUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Balanced Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Balanced Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,790,488
Total number of portfolio holdings	26
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFQUX-1225
JPMorgan Investor Balanced Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Conservative Growth Fund
Class A Shares/Ticker: OICAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class A Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,373,107
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OICAX-1225
JPMorgan Investor Conservative Growth Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Conservative Growth Fund
Class C Shares/Ticker: OCGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class C Shares)	$55	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,373,107
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OCGCX-1225
JPMorgan Investor Conservative Growth Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class I Shares/Ticker: ONCFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class I Shares)	$16	0.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,373,107
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONCFX-1225
JPMorgan Investor Conservative Growth Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Conservative Growth Fund

Class R6 Shares/Ticker: JFLJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Conservative Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Conservative Growth Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$4,373,107
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLJX-1225
JPMorgan Investor Conservative Growth Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Growth Fund

Class A Shares/Ticker: ONGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class A Shares)	$29	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,591,504
Total number of portfolio holdings	24
Portfolio turnover rate	0	%*
*	Amount rounds to less than 0.5%.
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGAX-1225
JPMorgan Investor Growth Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth Fund
Class C Shares/Ticker: OGGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class C Shares)	$56	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,591,504
Total number of portfolio holdings	24
Portfolio turnover rate	0	%*
*	Amount rounds to less than 0.5%.
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGCX-1225
JPMorgan Investor Growth Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth Fund
Class I Shares/Ticker: ONIFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,591,504
Total number of portfolio holdings	24
Portfolio turnover rate	0	%*
*	Amount rounds to less than 0.5%.
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONIFX-1225
JPMorgan Investor Growth Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth Fund
Class R6 Shares/Ticker: JFTUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,591,504
Total number of portfolio holdings	24
Portfolio turnover rate	0	%*
*	Amount rounds to less than 0.5%.
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFTUX-1225
JPMorgan Investor Growth Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth & Income Fund
Class A Shares/Ticker: ONGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class A Shares)	$29	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,258,479
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGIX-1225
JPMorgan Investor Growth & Income Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth & Income Fund
Class C Shares/Ticker: ONECX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class C Shares)	$56	1.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,258,479
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONECX-1225
JPMorgan Investor Growth & Income Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Investor Growth & Income Fund
Class I Shares/Ticker: ONGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class I Shares)	$16	0.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,258,479
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONGFX-1225
JPMorgan Investor Growth & Income Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Investor Growth & Income Fund

Class R6 Shares/Ticker: JFBUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Investor Growth & Income Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Investor Growth & Income Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,258,479
Total number of portfolio holdings	26
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFBUX-1225
JPMorgan Investor Growth & Income Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class A Shares/Ticker: OLGAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class A Shares)	$49	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLGAX-1225
JPMorgan Large Cap Growth Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class C Shares/Ticker: OLGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class C Shares)	$75	1.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLGCX-1225
JPMorgan Large Cap Growth Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class I Shares/Ticker: SEEGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SEEGX-1225
JPMorgan Large Cap Growth Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R2 Shares/Ticker: JLGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R2 Shares)	$62	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGZX-1225
JPMorgan Large Cap Growth Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R3 Shares/Ticker: JLGPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R3 Shares)	$49	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGPX-1225
JPMorgan Large Cap Growth Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R4 Shares/Ticker: JLGQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGQX-1225
JPMorgan Large Cap Growth Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R5 Shares/Ticker: JLGRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGRX-1225
JPMorgan Large Cap Growth Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Growth Fund

Class R6 Shares/Ticker: JLGMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Growth Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$120,293,856
Total number of portfolio holdings	77
Portfolio turnover rate	24%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLGMX-1225
JPMorgan Large Cap Growth Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class A Shares/Ticker: OLVAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class A Shares)	$49	0.93%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVAX-1225
JPMorgan Large Cap Value Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class C Shares/Ticker: OLVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class C Shares)	$76	1.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVCX-1225
JPMorgan Large Cap Value Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class I Shares/Ticker: HLQVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class I Shares)	$37	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLQVX-1225
JPMorgan Large Cap Value Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R2 Shares/Ticker: JLVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R2 Shares)	$63	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVZX-1225
JPMorgan Large Cap Value Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R3 Shares/Ticker: OLVTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R3 Shares)	$50	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVTX-1225
JPMorgan Large Cap Value Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Large Cap Value Fund

Class R4 Shares/Ticker: OLVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R4 Shares)	$37	0.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OLVRX-1225
JPMorgan Large Cap Value Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class R5 Shares/Ticker: JLVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R5 Shares)	$29	0.54%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVRX-1225
JPMorgan Large Cap Value Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Large Cap Value Fund
Class R6 Shares/Ticker: JLVMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Large Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Large Cap Value Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,466,805
Total number of portfolio holdings	107
Portfolio turnover rate	90%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JLVMX-1225
JPMorgan Large Cap Value Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class A Shares/Ticker: OSGIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class A Shares)	$55	1.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSGIX-1225
JPMorgan Mid Cap Growth Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class C Shares/Ticker: OMGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class C Shares)	$81	1.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OMGCX-1225
JPMorgan Mid Cap Growth Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class I Shares/Ticker: HLGEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class I Shares)	$43	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLGEX-1225
JPMorgan Mid Cap Growth Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R2 Shares/Ticker: JMGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R2 Shares)	$71	1.40%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGZX-1225
JPMorgan Mid Cap Growth Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R3 Shares/Ticker: JMGPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R3 Shares)	$58	1.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGPX-1225
JPMorgan Mid Cap Growth Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R4 Shares/Ticker: JMGQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R4 Shares)	$46	0.90%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGQX-1225
JPMorgan Mid Cap Growth Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R5 Shares/Ticker: JMGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R5 Shares)	$38	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGFX-1225
JPMorgan Mid Cap Growth Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Mid Cap Growth Fund
Class R6 Shares/Ticker: JMGMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Growth Fund (Class R6 Shares)	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$12,219,035
Total number of portfolio holdings	113
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMGMX-1225
JPMorgan Mid Cap Growth Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Growth Fund
Class A Shares/Ticker: PGSGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class A Shares)	$65	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PGSGX-1225
JPMorgan Small Cap Growth Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Growth Fund
Class C Shares/Ticker: OSGCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class C Shares)	$92	1.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSGCX-1225
JPMorgan Small Cap Growth Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Growth Fund
Class I Shares/Ticker: OGGFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class I Shares)	$52	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGFX-1225
JPMorgan Small Cap Growth Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class L Shares/Ticker: JISGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class L Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JISGX-1225
JPMorgan Small Cap Growth Fund - Class L
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R2 Shares/Ticker: JSGZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R2 Shares)	$79	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSGZX-1225
JPMorgan Small Cap Growth Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R3 Shares/Ticker: JGRQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R3 Shares)	$65	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGRQX-1225
JPMorgan Small Cap Growth Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R4 Shares/Ticker: JGLYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R4 Shares)	$52	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGLYX-1225
JPMorgan Small Cap Growth Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R5 Shares/Ticker: JGSVX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R5 Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGSVX-1225
JPMorgan Small Cap Growth Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Growth Fund

Class R6 Shares/Ticker: JGSMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Growth Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Growth Fund (Class R6 Shares)	$39	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,680,760
Total number of portfolio holdings	132
Portfolio turnover rate	34%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGSMX-1225
JPMorgan Small Cap Growth Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class A Shares/Ticker: PSOAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class A Shares)	$65	1.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PSOAX-1225
JPMorgan Small Cap Value Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class C Shares/Ticker: OSVCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class C Shares)	$92	1.69%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSVCX-1225
JPMorgan Small Cap Value Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class I Shares/Ticker: PSOPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class I Shares)	$51	0.94%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PSOPX-1225
JPMorgan Small Cap Value Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class R2 Shares/Ticker: JSVZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R2 Shares)	$81	1.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVZX-1225
JPMorgan Small Cap Value Fund - Class R2
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class R3 Shares/Ticker: JSVPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R3 Shares)	$67	1.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVPX-1225
JPMorgan Small Cap Value Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan Small Cap Value Fund
Class R4 Shares/Ticker: JSVQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R4 Shares)	$54	0.99%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVQX-1225
JPMorgan Small Cap Value Fund - Class R4
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R5 Shares/Ticker: JSVRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R5 Shares)	$46	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVRX-1225
JPMorgan Small Cap Value Fund - Class R5
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan Small Cap Value Fund

Class R6 Shares/Ticker: JSVUX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Value Fund (Class R6 Shares)	$40	0.74%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,190,888
Total number of portfolio holdings	458
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSVUX-1225
JPMorgan Small Cap Value Fund - Class R6
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class A Shares/Ticker: PECAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class A Shares)	$55	1.10%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$303,174
Total number of portfolio holdings	105
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PECAX-1225
JPMorgan SMID Cap Equity Fund - Class A
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class C Shares/Ticker: ODMCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class C Shares)	$80	1.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$303,174
Total number of portfolio holdings	105
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ODMCX-1225
JPMorgan SMID Cap Equity Fund - Class C
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)
JPMorgan SMID Cap Equity Fund
Class I Shares/Ticker: WOOPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class I Shares)	$43	0.85%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$303,174
Total number of portfolio holdings	105
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOPX-1225
JPMorgan SMID Cap Equity Fund - Class I
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class R3 Shares/Ticker: WOOOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R3 Shares)	$55	1.10%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$303,174
Total number of portfolio holdings	105
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOOX-1225
JPMorgan SMID Cap Equity Fund - Class R3
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2025 (Unaudited)

JPMorgan SMID Cap Equity Fund

Class R6 Shares/Ticker: WOOSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SMID Cap Equity Fund (the "Fund") for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SMID Cap Equity Fund (Class R6 Shares)	$30	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$303,174
Total number of portfolio holdings	105
Portfolio turnover rate	20%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOOSX-1225
JPMorgan SMID Cap Equity Fund - Class R6

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Large Cap Funds
December 31, 2025 (Unaudited)
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Aerospace & Defense — 3.7%
General Dynamics Corp.	2,423	815,700
RTX Corp.	4,135	758,434
		1,574,134
Banks — 7.9%
Bank of America Corp.	22,125	1,216,901
Citigroup, Inc.	5,396	629,613
Wells Fargo & Co.	16,663	1,552,957
		3,399,471
Beverages — 1.8%
Coca-Cola Co. (The)	6,547	457,718
PepsiCo, Inc.	2,043	293,167
		750,885
Biotechnology — 1.3%
AbbVie, Inc.	2,471	564,680
Building Products — 0.7%
Carrier Global Corp.	6,014	317,783
Capital Markets — 10.3%
Ares Management Corp.	2,274	367,591
Bank of New York Mellon Corp. (The)	6,438	747,337
Blackrock, Inc.	280	299,795
Blackstone, Inc.	2,636	406,210
Charles Schwab Corp. (The)	8,159	815,196
CME Group, Inc.	1,544	421,708
Goldman Sachs Group, Inc. (The)	716	629,652
Morgan Stanley	4,174	741,061
		4,428,550
Chemicals — 1.8%
Air Products and Chemicals, Inc.	3,035	749,591
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	1,016	215,210
Consumer Finance — 3.7%
American Express Co.	2,106	778,989
Capital One Financial Corp.	3,375	818,113
		1,597,102
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	5,582	621,890
Containers & Packaging — 0.6%
Packaging Corp. of America	1,195	246,408
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	7,295	297,132
Electric Utilities — 2.3%
NextEra Energy, Inc.	6,247	501,547
Xcel Energy, Inc.	6,418	474,031
		975,578
Electrical Equipment — 1.9%
Eaton Corp. plc	2,511	799,819
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	5,741	502,693
Entertainment — 0.6%
Walt Disney Co. (The)	2,227	253,386
Financial Services — 1.0%
Fidelity National Information Services, Inc.	6,326	420,418
Food Products — 0.8%
Mondelez International, Inc., Class A	6,597	355,106
Ground Transportation — 2.6%
Norfolk Southern Corp.	983	283,626
Union Pacific Corp.	3,552	821,719
		1,105,345
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	3,370	422,266
Becton Dickinson & Co.	1,190	230,927
Medtronic plc	3,789	363,982
		1,017,175
Health Care Providers & Services — 4.5%
Cencora, Inc.	821	277,158
Cigna Group (The)	1,596	439,162
CVS Health Corp.	6,567	521,169
Quest Diagnostics, Inc.	1,244	215,836
UnitedHealth Group, Inc.	1,417	467,948
		1,921,273
Health Care REITs — 0.9%
Ventas, Inc.	5,183	401,050
Hotels, Restaurants & Leisure — 2.3%
McDonald's Corp.	2,364	722,610
Yum! Brands, Inc.	1,829	276,643
		999,253
Household Products — 1.2%
Procter & Gamble Co. (The)	3,626	519,569
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.3%
3M Co.	3,530	565,212
Industrial REITs — 0.8%
Prologis, Inc.	2,776	354,323
Insurance — 3.4%
Arthur J Gallagher & Co.	1,734	448,843
Chubb Ltd.	807	251,839
Progressive Corp. (The)	1,936	440,811
Travelers Cos., Inc. (The)	1,084	314,489
		1,455,982
Interactive Media & Services — 2.7%
Alphabet, Inc., Class C	3,752	1,177,387
IT Services — 0.7%
Accenture plc, Class A	337	90,346
International Business Machines Corp.	717	212,306
		302,652
Life Sciences Tools & Services — 1.0%
Danaher Corp.	1,931	441,947
Machinery — 3.2%
Deere & Co.	1,572	732,063
Dover Corp.	3,382	660,187
		1,392,250
Media — 0.8%
Comcast Corp., Class A	11,759	351,477
Multi-Utilities — 2.3%
CMS Energy Corp.	4,322	302,228
Dominion Energy, Inc. (a)	9,575	560,977
Public Service Enterprise Group, Inc.	1,616	129,792
		992,997
Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	5,320	810,885
ConocoPhillips	9,570	895,810
EOG Resources, Inc.	5,098	535,384
		2,242,079
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	5,942	320,542
Eli Lilly & Co.	193	207,319
Johnson & Johnson	4,354	901,072
Merck & Co., Inc.	5,072	533,855
		1,962,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.4%
AvalonBay Communities, Inc.	954	172,916
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	2,580	699,757
Lam Research Corp.	1,263	216,287
NXP Semiconductors NV (Netherlands)	2,058	446,641
Texas Instruments, Inc.	3,306	573,546
		1,936,231
Software — 2.0%
Microsoft Corp.	1,792	866,511
Specialized REITs — 1.0%
American Tower Corp.	1,222	214,531
Digital Realty Trust, Inc. (a)	1,316	203,672
		418,203
Specialty Retail — 4.4%
Home Depot, Inc. (The)	1,707	587,346
Lowe's Cos., Inc.	3,203	772,538
TJX Cos., Inc. (The)	3,550	545,291
		1,905,175
Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	24,439	587,031
Seagate Technology Holdings plc	1,446	398,208
		985,239
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	4,855	309,295
Tobacco — 2.3%
Philip Morris International, Inc.	6,224	998,335
Total Common Stocks (Cost $25,782,430)		42,864,500
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $129,226)	129,174	129,226
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $6,744)	6,744	6,744
Total Short-Term Investments (Cost $135,970)		135,970
Total Investments — 100.1% (Cost $25,918,400)		43,000,470
Liabilities in Excess of Other Assets — (0.1)%		(47,621)
NET ASSETS — 100.0%		42,952,849

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $6,552.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. *	17	9,689
Boeing Co. (The) *	169	36,759
GE Aerospace	228	70,251
General Dynamics Corp.	55	18,455
Howmet Aerospace, Inc.	87	17,823
Huntington Ingalls Industries, Inc.	9	2,885
L3Harris Technologies, Inc.	40	11,873
Lockheed Martin Corp.	44	21,295
Northrop Grumman Corp.	29	16,539
RTX Corp.	290	53,166
Textron, Inc.	38	3,321
TransDigm Group, Inc.	12	16,194
		278,250
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	25	4,106
Expeditors International of Washington, Inc.	29	4,318
FedEx Corp.	47	13,558
United Parcel Service, Inc., Class B	160	15,848
		37,830
Automobile Components — 0.0% ^
Aptiv plc *	47	3,555
Automobiles — 2.4%
Ford Motor Co.	846	11,102
General Motors Co.	202	16,402
Tesla, Inc. *	607	273,225
		300,729
Banks — 3.6%
Bank of America Corp.	1,452	79,892
Citigroup, Inc.	387	45,144
Citizens Financial Group, Inc.	93	5,424
Fifth Third Bancorp (a)	143	6,690
Huntington Bancshares, Inc.	340	5,897
JPMorgan Chase & Co. (b)	588	189,655
KeyCorp	201	4,146
M&T Bank Corp.	33	6,695
PNC Financial Services Group, Inc. (The)	85	17,698
Regions Financial Corp.	190	5,138
Truist Financial Corp.	277	13,611
US Bancorp	336	17,934
Wells Fargo & Co.	679	63,256
		461,180
INVESTMENTS	SHARES (000)	VALUE ($000)

Beverages — 1.0%
Brown-Forman Corp., Class B (a)	38	992
Coca-Cola Co. (The)	837	58,518
Constellation Brands, Inc., Class A	30	4,205
Keurig Dr Pepper, Inc.	294	8,228
Molson Coors Beverage Co., Class B	37	1,709
Monster Beverage Corp. *	154	11,823
PepsiCo, Inc.	296	42,430
		127,905
Biotechnology — 1.7%
AbbVie, Inc.	382	87,313
Amgen, Inc.	116	38,108
Biogen, Inc. *	32	5,582
Gilead Sciences, Inc.	268	32,925
Incyte Corp. *	36	3,522
Moderna, Inc. * (a)	75	2,217
Regeneron Pharmaceuticals, Inc.	22	16,819
Vertex Pharmaceuticals, Inc. *	55	24,870
		211,356
Broadline Retail — 3.9%
Amazon.com, Inc. *	2,103	485,493
eBay, Inc.	98	8,512
		494,005
Building Products — 0.4%
A O Smith Corp.	24	1,639
Allegion plc	19	2,962
Builders FirstSource, Inc. *	24	2,460
Carrier Global Corp.	171	9,045
Johnson Controls International plc	132	15,823
Lennox International, Inc.	7	3,351
Masco Corp.	45	2,850
Trane Technologies plc	48	18,659
		56,789
Capital Markets — 3.4%
Ameriprise Financial, Inc.	20	9,850
Ares Management Corp.	45	7,199
Bank of New York Mellon Corp. (The)	151	17,504
Blackrock, Inc.	31	33,391
Blackstone, Inc.	160	24,610
Cboe Global Markets, Inc.	23	5,679
Charles Schwab Corp. (The)	361	36,082
CME Group, Inc.	78	21,291
Coinbase Global, Inc., Class A *	49	11,156
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
FactSet Research Systems, Inc.	8	2,350
Franklin Resources, Inc.	67	1,588
Goldman Sachs Group, Inc. (The)	65	57,001
Interactive Brokers Group, Inc., Class A	96	6,193
Intercontinental Exchange, Inc.	123	19,966
Invesco Ltd.	96	2,528
KKR & Co., Inc.	149	18,918
Moody's Corp.	33	16,946
Morgan Stanley	261	46,363
MSCI, Inc.	16	9,321
Nasdaq, Inc.	98	9,473
Northern Trust Corp.	41	5,585
Raymond James Financial, Inc.	38	6,122
Robinhood Markets, Inc., Class A *	170	19,229
S&P Global, Inc.	67	35,027
State Street Corp.	60	7,791
T. Rowe Price Group, Inc.	47	4,831
		435,994
Chemicals — 1.0%
Air Products and Chemicals, Inc.	48	11,886
Albemarle Corp.	25	3,599
CF Industries Holdings, Inc.	34	2,608
Corteva, Inc.	146	9,793
Dow, Inc.	154	3,593
DuPont de Nemours, Inc.	91	3,642
Ecolab, Inc.	55	14,469
International Flavors & Fragrances, Inc.	55	3,732
Linde plc	101	43,048
LyondellBasell Industries NV, Class A	56	2,411
Mosaic Co. (The)	69	1,653
PPG Industries, Inc.	48	4,971
Sherwin-Williams Co. (The)	50	16,152
		121,557
Commercial Services & Supplies — 0.5%
Cintas Corp.	74	13,890
Copart, Inc. *	193	7,537
Republic Services, Inc., Class A	43	9,220
Rollins, Inc.	63	3,809
Veralto Corp.	54	5,357
Waste Management, Inc.	80	17,607
		57,420
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.9%
Arista Networks, Inc. *	223	29,254
Cisco Systems, Inc.	852	65,632
F5, Inc. *	13	3,184
Motorola Solutions, Inc.	36	13,804
		111,874
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	8	7,101
EMCOR Group, Inc.	10	5,922
Quanta Services, Inc.	32	13,608
		26,631
Construction Materials — 0.3%
CRH plc	145	18,086
Martin Marietta Materials, Inc.	13	8,119
Vulcan Materials Co.	29	8,148
		34,353
Consumer Finance — 0.7%
American Express Co.	116	42,978
Capital One Financial Corp.	137	33,313
Synchrony Financial	78	6,497
		82,788
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	96	82,630
Dollar General Corp.	48	6,318
Dollar Tree, Inc. *	41	5,045
Kroger Co. (The)	132	8,236
Sysco Corp.	103	7,630
Target Corp.	98	9,604
Walmart, Inc.	948	105,629
		225,092
Containers & Packaging — 0.2%
Amcor plc	499	4,162
Avery Dennison Corp.	17	3,040
Ball Corp.	58	3,069
International Paper Co.	114	4,497
Packaging Corp. of America	19	3,985
Smurfit WestRock plc	113	4,366
		23,119
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.0% ^
Genuine Parts Co.	30	3,699
Pool Corp.	7	1,621
		5,320
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,533	38,076
Verizon Communications, Inc.	911	37,131
		75,207
Electric Utilities — 1.5%
Alliant Energy Corp.	56	3,613
American Electric Power Co., Inc.	116	13,345
Constellation Energy Corp.	68	23,853
Duke Energy Corp.	168	19,708
Edison International	83	4,993
Entergy Corp.	97	8,925
Evergy, Inc.	50	3,608
Eversource Energy	81	5,462
Exelon Corp.	218	9,522
FirstEnergy Corp.	112	5,033
NextEra Energy, Inc.	450	36,149
NRG Energy, Inc.	41	6,598
PG&E Corp.	475	7,637
Pinnacle West Capital Corp.	26	2,295
PPL Corp.	160	5,601
Southern Co. (The)	238	20,760
Xcel Energy, Inc.	128	9,447
		186,549
Electrical Equipment — 0.8%
AMETEK, Inc.	50	10,219
Eaton Corp. plc	84	26,748
Emerson Electric Co.	121	16,121
GE Vernova, Inc.	59	38,340
Generac Holdings, Inc. *	13	1,730
Hubbell, Inc.	11	5,103
Rockwell Automation, Inc.	24	9,445
		107,706
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	265	35,766
CDW Corp.	28	3,834
Corning, Inc.	169	14,770
Jabil, Inc.	23	5,267
Keysight Technologies, Inc. *	37	7,550
TE Connectivity plc (Switzerland)	63	14,471
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
Teledyne Technologies, Inc. *	10	5,185
Zebra Technologies Corp., Class A *	11	2,660
		89,503
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	213	9,716
Halliburton Co.	182	5,143
SLB Ltd.	323	12,397
		27,256
Entertainment — 1.4%
Electronic Arts, Inc.	48	9,917
Live Nation Entertainment, Inc. *	34	4,865
Netflix, Inc. *	916	85,899
Take-Two Interactive Software, Inc. *	38	9,615
TKO Group Holdings, Inc.	14	2,996
Walt Disney Co. (The)	386	43,915
Warner Bros Discovery, Inc. *	536	15,441
		172,648
Financial Services — 3.9%
Apollo Global Management, Inc.	100	14,533
Berkshire Hathaway, Inc., Class B *	397	199,289
Block, Inc. *	119	7,708
Corpay, Inc. *	15	4,552
Fidelity National Information Services, Inc.	112	7,441
Fiserv, Inc. *	116	7,811
Global Payments, Inc.	51	3,962
Jack Henry & Associates, Inc.	16	2,856
Mastercard, Inc., Class A	177	101,208
PayPal Holdings, Inc.	202	11,810
Visa, Inc., Class A	365	127,970
		489,140
Food Products — 0.4%
Archer-Daniels-Midland Co.	104	5,974
Bunge Global SA	29	2,607
Campbell's Co. (The) (a)	43	1,184
Conagra Brands, Inc.	104	1,790
General Mills, Inc.	115	5,363
Hershey Co. (The)	32	5,830
Hormel Foods Corp.	63	1,494
J M Smucker Co. (The)	23	2,256
Kraft Heinz Co. (The) (a)	184	4,468
Lamb Weston Holdings, Inc.	30	1,262
McCormick & Co., Inc. (Non-Voting)	55	3,729
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	279	15,018
Tyson Foods, Inc., Class A	61	3,588
		54,563
Gas Utilities — 0.0% ^
Atmos Energy Corp.	35	5,818
Ground Transportation — 0.8%
CSX Corp.	403	14,595
JB Hunt Transport Services, Inc.	16	3,161
Norfolk Southern Corp.	49	14,007
Old Dominion Freight Line, Inc.	40	6,238
Uber Technologies, Inc. *	449	36,708
Union Pacific Corp.	128	29,667
		104,376
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	376	47,105
Align Technology, Inc. *	14	2,253
Baxter International, Inc. (a)	111	2,124
Becton Dickinson & Co.	62	12,027
Boston Scientific Corp. *	321	30,562
Cooper Cos., Inc. (The) *	43	3,523
Dexcom, Inc. *	84	5,597
Edwards Lifesciences Corp. *	126	10,696
GE HealthCare Technologies, Inc.	99	8,078
Hologic, Inc. *	48	3,584
IDEXX Laboratories, Inc. *	17	11,680
Insulet Corp. *	15	4,323
Intuitive Surgical, Inc. *	77	43,410
Medtronic plc	277	26,639
ResMed, Inc. (a)	32	7,602
Solventum Corp. *	32	2,526
STERIS plc	21	5,380
Stryker Corp.	74	26,155
Zimmer Biomet Holdings, Inc.	43	3,853
		257,117
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	51	10,557
Cencora, Inc.	42	14,158
Centene Corp. *	101	4,154
Cigna Group (The)	58	15,896
CVS Health Corp.	274	21,782
DaVita, Inc. * (a)	8	867
Elevance Health, Inc.	48	16,844
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
HCA Healthcare, Inc.	34	16,124
Henry Schein, Inc. *	22	1,635
Humana, Inc.	26	6,661
Labcorp Holdings, Inc.	18	4,497
McKesson Corp.	27	21,890
Molina Healthcare, Inc. *	11	1,929
Quest Diagnostics, Inc.	24	4,174
UnitedHealth Group, Inc.	196	64,653
Universal Health Services, Inc., Class B	12	2,604
		208,425
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	34	1,646
Healthpeak Properties, Inc.	150	2,416
Ventas, Inc.	102	7,859
Welltower, Inc.	148	27,543
		39,464
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	138	2,452
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	92	12,480
Booking Holdings, Inc.	7	37,321
Carnival Corp. *	235	7,170
Chipotle Mexican Grill, Inc., Class A *	286	10,578
Darden Restaurants, Inc.	25	4,628
Domino's Pizza, Inc.	7	2,801
DoorDash, Inc., Class A *	81	18,305
Expedia Group, Inc.	25	7,167
Hilton Worldwide Holdings, Inc.	50	14,436
Las Vegas Sands Corp.	66	4,282
Marriott International, Inc., Class A	48	14,941
McDonald's Corp.	154	47,060
MGM Resorts International *	44	1,618
Norwegian Cruise Line Holdings Ltd. *	98	2,197
Royal Caribbean Cruises Ltd.	55	15,295
Starbucks Corp.	246	20,700
Wynn Resorts Ltd.	18	2,197
Yum! Brands, Inc.	60	9,082
		232,258
Household Durables — 0.2%
DR Horton, Inc.	59	8,528
Garmin Ltd.	35	7,170
Lennar Corp., Class A	47	4,796
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
NVR, Inc. *	1	4,478
PulteGroup, Inc.	42	4,942
		29,914
Household Products — 0.8%
Church & Dwight Co., Inc.	52	4,353
Clorox Co. (The)	27	2,659
Colgate-Palmolive Co.	174	13,772
Kimberly-Clark Corp.	72	7,239
Procter & Gamble Co. (The)	505	72,405
		100,428
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	154	2,208
Vistra Corp.	69	11,110
		13,318
Industrial Conglomerates — 0.4%
3M Co.	115	18,389
Honeywell International, Inc.	137	26,780
		45,169
Industrial REITs — 0.2%
Prologis, Inc.	201	25,638
Insurance — 1.8%
Aflac, Inc.	102	11,246
Allstate Corp. (The)	57	11,777
American International Group, Inc.	117	9,981
Aon plc, Class A	46	16,399
Arch Capital Group Ltd. *	78	7,489
Arthur J Gallagher & Co.	55	14,369
Assurant, Inc.	11	2,608
Brown & Brown, Inc.	63	5,060
Chubb Ltd.	79	24,699
Cincinnati Financial Corp.	34	5,509
Erie Indemnity Co., Class A (a)	5	1,575
Everest Group Ltd.	9	3,080
Globe Life, Inc.	17	2,407
Hartford Insurance Group, Inc. (The)	60	8,302
Loews Corp.	37	3,859
Marsh & McLennan Cos., Inc.	106	19,651
MetLife, Inc.	120	9,446
Principal Financial Group, Inc.	43	3,813
Progressive Corp. (The)	127	28,872
Prudential Financial, Inc.	76	8,542
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Travelers Cos., Inc. (The)	48	13,989
Willis Towers Watson plc	21	6,803
WR Berkley Corp.	65	4,552
		224,028
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	1,258	393,731
Alphabet, Inc., Class C	1,005	315,492
Match Group, Inc.	51	1,648
Meta Platforms, Inc., Class A	471	310,828
		1,021,699
IT Services — 1.0%
Accenture plc, Class A	134	35,974
Akamai Technologies, Inc. *	31	2,714
Cognizant Technology Solutions Corp., Class A	104	8,661
EPAM Systems, Inc. *	12	2,447
Gartner, Inc. *	16	3,932
GoDaddy, Inc., Class A *	29	3,625
International Business Machines Corp.	202	59,865
VeriSign, Inc.	18	4,383
		121,601
Leisure Products — 0.0% ^
Hasbro, Inc.	29	2,364
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	61	8,341
Bio-Techne Corp.	34	1,981
Charles River Laboratories International, Inc. *	11	2,123
Danaher Corp.	136	31,115
IQVIA Holdings, Inc. *	37	8,300
Mettler-Toledo International, Inc. *	4	6,158
Revvity, Inc. (a)	24	2,372
Thermo Fisher Scientific, Inc.	81	47,070
Waters Corp. *	13	4,889
West Pharmaceutical Services, Inc.	16	4,280
		116,629
Machinery — 1.6%
Caterpillar, Inc.	101	57,965
Cummins, Inc.	30	15,234
Deere & Co.	54	25,307
Dover Corp.	30	5,790
Fortive Corp.	69	3,791
IDEX Corp.	16	2,880
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Illinois Tool Works, Inc.	57	14,058
Ingersoll Rand, Inc.	78	6,158
Nordson Corp.	12	2,775
Otis Worldwide Corp.	84	7,360
PACCAR, Inc.	114	12,435
Parker-Hannifin Corp.	27	23,981
Pentair plc	35	3,685
Snap-on, Inc.	11	3,875
Stanley Black & Decker, Inc.	33	2,487
Westinghouse Air Brake Technologies Corp.	37	7,890
Xylem, Inc.	53	7,169
		202,840
Media — 0.4%
Charter Communications, Inc., Class A * (a)	19	3,972
Comcast Corp., Class A	786	23,488
Fox Corp., Class A	45	3,292
Fox Corp., Class B	32	2,083
News Corp., Class A	81	2,115
News Corp., Class B (a)	27	791
Omnicom Group, Inc.	69	5,569
Paramount Skydance Corp., Class B (a)	67	900
Trade Desk, Inc. (The), Class A *	95	3,614
		45,824
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	310	15,769
Newmont Corp.	236	23,559
Nucor Corp.	50	8,071
Steel Dynamics, Inc.	30	5,029
		52,428
Multi-Utilities — 0.6%
Ameren Corp.	59	5,840
CenterPoint Energy, Inc. (a)	141	5,412
CMS Energy Corp.	66	4,601
Consolidated Edison, Inc.	78	7,751
Dominion Energy, Inc.	185	10,817
DTE Energy Co.	45	5,792
NiSource, Inc.	103	4,309
Public Service Enterprise Group, Inc.	108	8,666
Sempra	141	12,459
WEC Energy Group, Inc.	70	7,418
		73,065
INVESTMENTS	SHARES (000)	VALUE ($000)

Office REITs — 0.0% ^
BXP, Inc.	32	2,150
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	77	1,876
Chevron Corp.	409	62,370
ConocoPhillips	267	25,011
Coterra Energy, Inc.	165	4,333
Devon Energy Corp.	136	4,968
Diamondback Energy, Inc.	40	6,053
EOG Resources, Inc.	117	12,319
EQT Corp.	135	7,232
Expand Energy Corp.	51	5,683
Exxon Mobil Corp.	912	109,727
Kinder Morgan, Inc.	423	11,636
Marathon Petroleum Corp.	65	10,570
Occidental Petroleum Corp.	156	6,394
ONEOK, Inc.	136	10,000
Phillips 66	87	11,242
Targa Resources Corp.	46	8,563
Texas Pacific Land Corp. (a)	13	3,596
Valero Energy Corp.	66	10,735
Williams Cos., Inc. (The)	264	15,872
		328,180
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	140	9,733
Southwest Airlines Co.	112	4,621
United Airlines Holdings, Inc. *	70	7,827
		22,181
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	53	5,567
Kenvue, Inc.	414	7,145
		12,712
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	440	23,742
Eli Lilly & Co.	172	184,522
Johnson & Johnson	521	107,804
Merck & Co., Inc.	537	56,487
Pfizer, Inc.	1,229	30,610
Viatris, Inc.	249	3,100
Zoetis, Inc.	95	11,989
		418,254
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
Automatic Data Processing, Inc.	87	22,494
Broadridge Financial Solutions, Inc.	25	5,632
Dayforce, Inc. *	35	2,393
Equifax, Inc.	26	5,742
Jacobs Solutions, Inc.	26	3,423
Leidos Holdings, Inc.	28	4,987
Paychex, Inc.	70	7,856
Paycom Software, Inc.	11	1,684
Verisk Analytics, Inc., Class A	30	6,741
		60,952
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	63	10,191
CoStar Group, Inc. *	92	6,161
		16,352
Residential REITs — 0.2%
AvalonBay Communities, Inc.	31	5,544
Camden Property Trust	23	2,532
Equity Residential	75	4,719
Essex Property Trust, Inc.	14	3,644
Invitation Homes, Inc.	122	3,389
Mid-America Apartment Communities, Inc.	25	3,517
UDR, Inc.	65	2,385
		25,730
Retail REITs — 0.2%
Federal Realty Investment Trust	17	1,711
Kimco Realty Corp.	146	2,968
Realty Income Corp.	199	11,211
Regency Centers Corp.	36	2,457
Simon Property Group, Inc.	70	13,066
		31,413
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc. *	352	75,385
Analog Devices, Inc.	106	28,847
Applied Materials, Inc.	172	44,265
Broadcom, Inc.	1,021	353,381
First Solar, Inc. *	23	6,061
Intel Corp. *	970	35,773
KLA Corp.	28	34,519
Lam Research Corp.	272	46,487
Microchip Technology, Inc.	117	7,446
Micron Technology, Inc.	243	69,267
Monolithic Power Systems, Inc.	10	9,388
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	5,254	979,866
NXP Semiconductors NV (Netherlands)	54	11,811
ON Semiconductor Corp. *	87	4,711
Qnity Electronics, Inc.	45	3,697
QUALCOMM, Inc.	232	39,609
Skyworks Solutions, Inc.	32	2,038
Teradyne, Inc.	34	6,554
Texas Instruments, Inc.	197	34,083
		1,793,188
Software — 10.3%
Adobe, Inc. *	91	31,677
AppLovin Corp., Class A *	59	39,436
Autodesk, Inc. *	46	13,632
Cadence Design Systems, Inc. *	59	18,396
Crowdstrike Holdings, Inc., Class A *	54	25,435
Datadog, Inc., Class A *	70	9,569
Fair Isaac Corp. *	5	8,666
Fortinet, Inc. *	137	10,853
Gen Digital, Inc.	121	3,299
Intuit, Inc.	60	39,931
Microsoft Corp.	1,607	777,165
Oracle Corp.	364	70,882
Palantir Technologies, Inc., Class A *	494	87,791
Palo Alto Networks, Inc. *	148	27,241
PTC, Inc. *	26	4,512
Roper Technologies, Inc.	23	10,359
Salesforce, Inc.	206	54,528
ServiceNow, Inc. *	224	34,361
Synopsys, Inc. *	40	18,864
Trimble, Inc. *	52	4,031
Tyler Technologies, Inc. *	9	4,223
Workday, Inc., Class A *	47	10,077
		1,304,928
Specialized REITs — 0.7%
American Tower Corp.	101	17,771
Crown Castle, Inc.	94	8,368
Digital Realty Trust, Inc.	70	10,801
Equinix, Inc.	21	16,265
Extra Space Storage, Inc.	46	5,976
Iron Mountain, Inc.	64	5,301
Public Storage	34	8,861
SBA Communications Corp.	23	4,456
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc., Class A	231	6,498
Weyerhaeuser Co.	156	3,692
		87,989
Specialty Retail — 1.7%
AutoZone, Inc. *	4	12,196
Best Buy Co., Inc.	42	2,828
Carvana Co. *	31	12,904
Home Depot, Inc. (The)	215	74,055
Lowe's Cos., Inc.	121	29,243
O'Reilly Automotive, Inc. *	183	16,646
Ross Stores, Inc.	70	12,667
TJX Cos., Inc. (The)	241	36,963
Tractor Supply Co. (a)	114	5,713
Ulta Beauty, Inc. *	10	5,866
Williams-Sonoma, Inc.	26	4,703
		213,784
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,195	868,548
Dell Technologies, Inc., Class C	65	8,203
Hewlett Packard Enterprise Co.	285	6,852
HP, Inc.	202	4,503
NetApp, Inc.	43	4,622
Sandisk Corp. *	30	7,146
Seagate Technology Holdings plc	47	12,973
Super Micro Computer, Inc. *	109	3,173
Western Digital Corp.	74	12,735
		928,755
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	32	3,267
Lululemon Athletica, Inc. *	23	4,849
NIKE, Inc., Class B	257	16,383
Ralph Lauren Corp.	9	2,963
Tapestry, Inc.	44	5,653
		33,115
Tobacco — 0.6%
Altria Group, Inc.	363	20,928
Philip Morris International, Inc.	337	53,985
		74,913
Trading Companies & Distributors — 0.2%
Fastenal Co.	248	9,961
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	14	11,135
WW Grainger, Inc.	9	9,543
		30,639
Water Utilities — 0.0% ^
American Water Works Co., Inc. (a)	42	5,506
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	104	21,114
Total Common Stocks (Cost $3,923,244)		12,635,029
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	—
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (c) (d) (Cost $90,069)	90,069	90,069
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $39,515)	39,515	39,515
Total Short-Term Investments (Cost $129,584)		129,584
Total Investments — 100.5% (Cost $4,052,838)		12,764,613
Liabilities in Excess of Other Assets — (0.5)%		(69,774)
NET ASSETS — 100.0%		12,694,839

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $38,267.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	186	03/20/2026	USD	64,105	46

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	December 31, 2025

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 85.3%
Aerospace & Defense — 3.4%
Howmet Aerospace, Inc.	444	91,150
RTX Corp.	478	87,592
TransDigm Group, Inc.	19	25,573
		204,315
Air Freight & Logistics — 0.3%
FedEx Corp.	72	20,727
Banks — 0.8%
Bank of America Corp.	515	28,315
US Bancorp	337	17,984
		46,299
Beverages — 2.3%
Coca-Cola Co. (The)	457	31,924
Keurig Dr Pepper, Inc.	1,032	28,912
PepsiCo, Inc.	547	78,459
		139,295
Biotechnology — 3.2%
AbbVie, Inc.	439	100,163
Regeneron Pharmaceuticals, Inc.	76	58,634
Vertex Pharmaceuticals, Inc. *	80	36,391
		195,188
Broadline Retail — 1.6%
Amazon.com, Inc. *	413	95,245
Building Products — 2.1%
Carrier Global Corp.	888	46,904
Trane Technologies plc	206	80,243
		127,147
Capital Markets — 1.8%
Ameriprise Financial, Inc.	88	43,001
Charles Schwab Corp. (The)	82	8,238
CME Group, Inc.	139	37,936
Intercontinental Exchange, Inc.	55	8,880
Raymond James Financial, Inc.	73	11,812
		109,867
Chemicals — 1.4%
Ecolab, Inc.	206	54,026
Linde plc	69	29,520
		83,546
Construction Materials — 0.5%
Vulcan Materials Co.	100	28,461
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.1%
American Express Co.	179	66,046
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	22	18,919
Walmart, Inc.	706	78,629
		97,548
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	384	15,634
Electric Utilities — 3.4%
Entergy Corp.	392	36,209
NextEra Energy, Inc.	1,081	86,807
Southern Co. (The)	927	80,849
Xcel Energy, Inc.	83	6,130
		209,995
Electrical Equipment — 2.4%
Eaton Corp. plc	231	73,602
Emerson Electric Co.	545	72,334
		145,936
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	410	55,419
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	229	10,409
Entertainment — 2.3%
Netflix, Inc. *	562	52,656
Walt Disney Co. (The)	772	87,832
		140,488
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	82	41,405
Corpay, Inc. *	121	36,321
Mastercard, Inc., Class A	166	94,598
Visa, Inc., Class A	262	92,105
		264,429
Food Products — 1.2%
Mondelez International, Inc., Class A	1,365	73,468
Ground Transportation — 0.4%
Union Pacific Corp.	117	27,112
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. *	256	24,387
Edwards Lifesciences Corp. *	138	11,777
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Medtronic plc	849	81,547
Stryker Corp.	223	78,572
		196,283
Health Care Providers & Services — 0.6%
Humana, Inc.	73	18,624
UnitedHealth Group, Inc.	61	20,340
		38,964
Health Care REITs — 1.1%
Ventas, Inc.	380	29,435
Welltower, Inc.	216	40,094
		69,529
Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc., Class A *	1,436	53,116
Hilton Worldwide Holdings, Inc.	121	34,765
McDonald's Corp.	254	77,663
Yum! Brands, Inc.	554	83,845
		249,389
Household Products — 0.5%
Church & Dwight Co., Inc.	322	26,962
Procter & Gamble Co. (The)	24	3,513
		30,475
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	61	9,909
Industrial Conglomerates — 1.3%
3M Co.	509	81,518
Insurance — 3.8%
Aon plc, Class A	52	18,130
Arthur J Gallagher & Co.	225	58,258
Chubb Ltd.	142	44,404
Progressive Corp. (The)	241	54,907
Travelers Cos., Inc. (The)	194	56,298
		231,997
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	328	102,595
Meta Platforms, Inc., Class A	127	84,119
		186,714
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — 1.5%
Accenture plc, Class A	136	36,670
Cognizant Technology Solutions Corp., Class A	655	54,339
		91,009
Life Sciences Tools & Services — 0.9%
Danaher Corp.	239	54,613
Machinery — 1.1%
Deere & Co.	74	34,342
Ingersoll Rand, Inc.	150	11,877
Otis Worldwide Corp.	244	21,344
		67,563
Media — 0.4%
Comcast Corp., Class A	849	25,385
Multi-Utilities — 1.0%
CMS Energy Corp.	251	17,548
Public Service Enterprise Group, Inc.	199	15,987
Sempra	300	26,469
		60,004
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	683	71,710
Exxon Mobil Corp.	252	30,291
		102,001
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,245	67,130
Eli Lilly & Co.	55	59,429
Johnson & Johnson	490	101,433
Merck & Co., Inc.	489	51,480
		279,472
Professional Services — 0.6%
Automatic Data Processing, Inc.	76	19,649
Leidos Holdings, Inc.	99	17,863
		37,512
Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	349	94,627
ASML Holding NV (Registered), NYRS (Netherlands)	14	15,244
Broadcom, Inc.	182	63,010
Lam Research Corp.	25	4,221
NVIDIA Corp.	495	92,217
NXP Semiconductors NV (Netherlands)	120	26,136
Texas Instruments, Inc.	212	36,814
		332,269
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 5.8%
Cadence Design Systems, Inc. *	202	62,965
Intuit, Inc.	118	78,332
Microsoft Corp.	190	91,845
Oracle Corp.	246	48,011
ServiceNow, Inc. *	484	74,158
		355,311
Specialized REITs — 1.6%
American Tower Corp.	135	23,747
Equinix, Inc.	60	45,906
SBA Communications Corp.	160	30,835
		100,488
Specialty Retail — 4.0%
AutoZone, Inc. *	3	9,686
Best Buy Co., Inc.	239	16,037
Burlington Stores, Inc. *	140	40,443
Lowe's Cos., Inc.	349	84,122
Ross Stores, Inc.	511	92,016
		242,304
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	335	91,112
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	782	49,819
Tobacco — 0.9%
Altria Group, Inc.	209	12,032
Philip Morris International, Inc.	261	41,898
		53,930
Total Common Stocks (Cost $3,995,581)		5,194,144
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.9%
BNP Paribas, ELN, 45.20%, 1/20/2026, (linked to S&P 500 Index) (a)	7	52,728
BNP Paribas, ELN, 45.49%, 1/21/2026, (linked to S&P 500 Index) (a)	8	56,715
BNP Paribas, ELN, 49.68%, 1/9/2026, (linked to S&P 500 Index) (a)	8	56,771
BofA Finance LLC, ELN, 44.93%, 2/9/2026, (linked to S&P 500 Index) (a)	9	60,342
BofA Finance LLC, ELN, 48.60%, 1/13/2026, (linked to S&P 500 Index) (a)	8	56,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Finance LLC, ELN, 50.35%, 1/16/2026, (linked to S&P 500 Index) (a)	8	52,797
Citigroup Global Markets Holdings Inc., ELN, 41.82%, 1/30/2026, (linked to S&P 500 Index) (a)	8	54,394
Citigroup Global Markets Holdings, Inc., ELN, 47.95%, 1/12/2026, (linked to S&P 500 Index) (a)	8	56,784
Royal Bank of Canada, ELN, 43.43%, 2/6/2026, (linked to S&P 500 Index) (a)	9	60,430
Royal Bank of Canada, ELN, 43.85%, 2/2/2026, (linked to S&P 500 Index) (a)	8	54,572
Royal Bank of Canada, ELN, 46.85%, 1/27/2026, (linked to S&P 500 Index) (a)	8	56,161
Royal Bank of Canada, ELN, 48.38%, 1/26/2026, (linked to S&P 500 Index) (a)	8	55,343
Societe Generale SA, ELN, 42.84%, 2/3/2026, (linked to S&P 500 Index) (a)	8	54,574
Societe Generale SA, ELN, 44.73%, 2/10/2026, (linked to S&P 500 Index) (a)	9	60,001
UBS AG, ELN, 45.80%, 1/23/2026, (linked to S&P 500 Index) (a)	8	56,338
Total Equity-Linked Notes (Cost $837,958)		844,742
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $48,157)	48,138	48,157
Total Investments — 100.0% (Cost $4,881,696)		6,087,043
Liabilities in Excess of Other Assets — (0.0)% ^		(2,782)
NET ASSETS — 100.0%		6,084,261

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	148	32,230
Howmet Aerospace, Inc.	969	198,656
RTX Corp.	899	164,893
Textron, Inc.	413	36,022
TransDigm Group, Inc.	68	89,854
		521,655
Air Freight & Logistics — 0.3%
FedEx Corp.	212	61,213
Automobile Components — 0.1%
Aptiv plc *	181	13,773
Automobiles — 2.1%
Tesla, Inc. * (a)	973	437,626
Banks — 3.8%
Bank of America Corp.	4,700	258,509
Citigroup, Inc.	669	78,052
Fifth Third Bancorp	1,471	68,839
Regions Financial Corp.	1,211	32,808
Truist Financial Corp.	1,077	53,012
US Bancorp	1,602	85,508
Wells Fargo & Co. (a)	2,615	243,706
		820,434
Beverages — 1.4%
Coca-Cola Co. (The)	570	39,814
Keurig Dr Pepper, Inc.	2,757	77,235
PepsiCo, Inc.	1,254	180,007
		297,056
Biotechnology — 2.0%
AbbVie, Inc. (a)	1,099	251,085
Neurocrine Biosciences, Inc. *	113	16,001
Regeneron Pharmaceuticals, Inc.	122	94,314
Vertex Pharmaceuticals, Inc. *	161	73,022
		434,422
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	3,862	891,480
Building Products — 1.3%
Carrier Global Corp.	1,183	62,486
Masco Corp.	630	39,992
Trane Technologies plc	464	180,703
		283,181
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	105	51,598
Charles Schwab Corp. (The)	1,989	198,759
CME Group, Inc.	318	86,785
LPL Financial Holdings, Inc.	61	21,854
Raymond James Financial, Inc.	89	14,271
State Street Corp.	268	34,501
		407,768
Chemicals — 1.3%
Ecolab, Inc.	542	142,302
Linde plc	222	94,459
PPG Industries, Inc.	409	41,932
		278,693
Communications Equipment — 0.5%
Arista Networks, Inc. *	583	76,361
Motorola Solutions, Inc.	61	23,388
		99,749
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	64	39,624
Vulcan Materials Co.	152	43,414
		83,038
Consumer Finance — 0.9%
American Express Co.	231	85,357
Capital One Financial Corp.	402	97,564
		182,921
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	1,443	160,796
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	4,442	110,347
Electric Utilities — 1.8%
Entergy Corp.	851	78,678
NextEra Energy, Inc.	2,221	178,347
NRG Energy, Inc.	73	11,559
Southern Co. (The)	1,297	113,095
		381,679
Electrical Equipment — 0.9%
Eaton Corp. plc	256	81,441
Emerson Electric Co.	390	51,754
GE Vernova, Inc.	99	64,990
		198,185
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	671	90,626
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	1,588	72,309
Entertainment — 1.4%
Netflix, Inc. *	1,531	143,548
Walt Disney Co. (The)	1,244	141,509
Warner Music Group Corp., Class A	579	17,755
		302,812
Financial Services — 5.3%
Apollo Global Management, Inc.	544	78,714
Berkshire Hathaway, Inc., Class B * (a)	591	297,112
Corpay, Inc. *	259	77,882
Fidelity National Information Services, Inc.	1,074	71,402
Mastercard, Inc., Class A (a)	586	334,785
Toast, Inc., Class A *	753	26,724
Visa, Inc., Class A (a)	670	235,042
WEX, Inc. *	51	7,568
		1,129,229
Food Products — 0.6%
Mondelez International, Inc., Class A	2,401	129,251
Ground Transportation — 0.3%
Union Pacific Corp.	251	58,108
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	474	45,242
Dexcom, Inc. *	140	9,313
Edwards Lifesciences Corp. *	1,136	96,826
Medline, Inc., Class A *	316	13,261
Medtronic plc	1,608	154,515
Stryker Corp.	427	149,911
		469,068
Health Care Providers & Services — 1.6%
Cigna Group (The)	269	73,950
HCA Healthcare, Inc.	59	27,764
Humana, Inc.	226	57,754
McKesson Corp.	48	39,684
UnitedHealth Group, Inc.	411	135,652
		334,804
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	1,333	103,145
Welltower, Inc.	378	70,109
		173,254
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	9	49,366
Carnival Corp. *	2,132	65,109
Chipotle Mexican Grill, Inc., Class A *	2,403	88,897
DoorDash, Inc., Class A *	125	28,332
Expedia Group, Inc.	210	59,607
Hilton Worldwide Holdings, Inc.	418	120,073
McDonald's Corp.	507	154,804
Yum! Brands, Inc.	655	99,128
		665,316
Household Durables — 0.1%
Lennar Corp., Class A	182	18,660
Household Products — 0.1%
Church & Dwight Co., Inc.	308	25,791
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	73	11,736
Industrial Conglomerates — 0.8%
3M Co.	1,117	178,836
Insurance — 1.6%
Aon plc, Class A	206	72,737
Arch Capital Group Ltd. *	370	35,465
Arthur J Gallagher & Co.	513	132,878
Chubb Ltd.	134	41,763
Progressive Corp. (The)	238	54,109
		336,952
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A (a)	2,150	672,946
Alphabet, Inc., Class C	1,412	443,034
Meta Platforms, Inc., Class A (a)	908	599,597
		1,715,577
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	1,434	119,052
Life Sciences Tools & Services — 0.6%
Danaher Corp.	555	127,062
Machinery — 0.9%
Deere & Co.	240	111,542
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	404	32,016
Otis Worldwide Corp.	545	47,607
		191,165
Media — 0.6%
Charter Communications, Inc., Class A *	125	26,059
Comcast Corp., Class A	2,217	66,275
Omnicom Group, Inc.	308	24,885
		117,219
Multi-Utilities — 0.4%
Sempra	959	84,705
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	326	49,026
EOG Resources, Inc.	1,189	124,912
EQT Corp.	637	34,141
Exxon Mobil Corp. (a)	2,699	324,756
		532,835
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	513	35,589
United Airlines Holdings, Inc. *	149	16,686
		52,275
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	2,185	117,827
Eli Lilly & Co. (a)	239	257,131
Johnson & Johnson (a)	1,210	250,418
Merck & Co., Inc.	216	22,763
		648,139
Professional Services — 0.4%
Leidos Holdings, Inc.	464	83,653
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	464	28,131
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	281	60,096
Analog Devices, Inc.	657	178,166
Broadcom, Inc. (a)	1,671	578,179
Lam Research Corp.	454	77,791
Micron Technology, Inc.	494	141,108
NVIDIA Corp. (a)	9,408	1,754,522
NXP Semiconductors NV (Netherlands)	563	122,168
Texas Instruments, Inc.	691	119,924
		3,031,954
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	59	39,905
Cadence Design Systems, Inc. *	179	55,827
Intuit, Inc.	187	123,694
Microsoft Corp. (a)	2,955	1,429,291
Oracle Corp.	934	182,034
Palantir Technologies, Inc., Class A *	615	109,375
Roper Technologies, Inc.	95	42,365
Salesforce, Inc.	333	88,329
ServiceNow, Inc. *	1,290	197,549
		2,268,369
Specialized REITs — 0.8%
American Tower Corp.	217	38,170
Equinix, Inc.	85	65,342
SBA Communications Corp.	297	57,342
		160,854
Specialty Retail — 1.9%
AutoZone, Inc. *	15	50,876
Burlington Stores, Inc. *	225	65,104
Lowe's Cos., Inc.	784	188,980
Ross Stores, Inc.	555	99,875
		404,835
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	5,518	1,500,100
Seagate Technology Holdings plc	345	95,041
Western Digital Corp.	312	53,732
		1,648,873
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	967	61,614
Tobacco — 0.7%
Altria Group, Inc.	618	35,629
Philip Morris International, Inc.	662	106,135
		141,764
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	23	18,805
Total Common Stocks (Cost $10,742,927)		21,097,649
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
3/31/2026 at USD 6,475.00, European Style
Notional Amount: USD 21,376,443
Counterparty: Exchange-Traded * (Cost $259,215)	31,227	258,715
	SHARES (000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (b) (c) (Cost $215,907)	215,907	215,907
Total Investments — 101.1% (Cost $11,218,049)		21,572,271
Liabilities in Excess of Other Assets — (1.1)%		(242,871)
NET ASSETS — 100.0%		21,329,400

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $4,145,761.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	729	03/20/2026	USD	251,250	121

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,227	USD 21,376,443	USD 7,155.00	3/31/2026	(205,318)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,227	USD 21,376,443	USD 5,470.00	3/31/2026	(54,803)
Total Written Options Contracts (Premiums Received $260,683)						(260,121)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	38	8,209
Howmet Aerospace, Inc.	247	50,599
RTX Corp.	229	41,999
Textron, Inc.	105	9,175
TransDigm Group, Inc.	17	22,887
		132,869
Air Freight & Logistics — 0.3%
FedEx Corp.	54	15,591
Automobile Components — 0.1%
Aptiv plc *	46	3,508
Automobiles — 2.1%
Tesla, Inc. * (a)	248	111,465
Banks — 3.9%
Bank of America Corp.	1,197	65,844
Citigroup, Inc.	170	19,880
Fifth Third Bancorp	375	17,534
Regions Financial Corp.	308	8,357
Truist Financial Corp.	275	13,502
US Bancorp	408	21,779
Wells Fargo & Co.	666	62,073
		208,969
Beverages — 1.4%
Coca-Cola Co. (The)	145	10,143
Keurig Dr Pepper, Inc.	702	19,673
PepsiCo, Inc.	320	45,849
		75,665
Biotechnology — 2.0%
AbbVie, Inc.	280	63,953
Neurocrine Biosciences, Inc. *	29	4,075
Regeneron Pharmaceuticals, Inc.	31	24,022
Vertex Pharmaceuticals, Inc. *	41	18,599
		110,649
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	984	227,065
Building Products — 1.3%
Carrier Global Corp.	301	15,915
Masco Corp.	161	10,186
Trane Technologies plc	118	46,023
		72,124
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	27	13,143
Charles Schwab Corp. (The)	507	50,624
CME Group, Inc.	81	22,104
LPL Financial Holdings, Inc.	15	5,566
Raymond James Financial, Inc.	23	3,635
State Street Corp.	68	8,789
		103,861
Chemicals — 1.3%
Ecolab, Inc.	138	36,242
Linde plc	57	24,060
PPG Industries, Inc.	104	10,680
		70,982
Communications Equipment — 0.5%
Arista Networks, Inc. *	148	19,449
Motorola Solutions, Inc.	16	5,957
		25,406
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	16	10,092
Vulcan Materials Co.	39	11,058
		21,150
Consumer Finance — 0.9%
American Express Co.	59	21,741
Capital One Financial Corp.	102	24,851
		46,592
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	368	40,956
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,131	28,106
Electric Utilities — 1.8%
Entergy Corp.	217	20,099
NextEra Energy, Inc.	566	45,426
NRG Energy, Inc.	19	2,944
Southern Co. (The)	330	28,807
		97,276
Electrical Equipment — 0.9%
Eaton Corp. plc	65	20,743
Emerson Electric Co.	99	13,182
GE Vernova, Inc.	26	16,553
		50,478
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	171	23,073
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	404	18,418
Entertainment — 1.4%
Netflix, Inc. *	390	36,563
Walt Disney Co. (The)	317	36,042
Warner Music Group Corp., Class A	143	4,384
		76,989
Financial Services — 5.3%
Apollo Global Management, Inc.	138	20,049
Berkshire Hathaway, Inc., Class B *	150	75,676
Corpay, Inc. *	66	19,837
Fidelity National Information Services, Inc.	274	18,186
Mastercard, Inc., Class A	149	85,271
Toast, Inc., Class A *	192	6,807
Visa, Inc., Class A	171	59,841
WEX, Inc. *	13	1,928
		287,595
Food Products — 0.6%
Mondelez International, Inc., Class A	611	32,921
Ground Transportation — 0.3%
Union Pacific Corp.	64	14,800
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	121	11,524
Dexcom, Inc. *	36	2,371
Edwards Lifesciences Corp. *	289	24,662
Medline, Inc., Class A *	80	3,376
Medtronic plc	410	39,356
Stryker Corp.	109	38,183
		119,472
Health Care Providers & Services — 1.6%
Cigna Group (The)	69	18,835
HCA Healthcare, Inc.	15	7,072
Humana, Inc.	57	14,710
McKesson Corp.	12	10,108
UnitedHealth Group, Inc.	105	34,551
		85,276
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	340	26,272
Welltower, Inc.	96	17,857
		44,129
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	2	12,574
Carnival Corp. *	543	16,584
Chipotle Mexican Grill, Inc., Class A *	612	22,643
DoorDash, Inc., Class A *	32	7,216
Expedia Group, Inc.	54	15,182
Hilton Worldwide Holdings, Inc.	106	30,583
McDonald's Corp.	129	39,429
Yum! Brands, Inc.	167	25,248
		169,459
Household Durables — 0.1%
Lennar Corp., Class A	46	4,753
Household Products — 0.1%
Church & Dwight Co., Inc.	78	6,569
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	18	2,989
Industrial Conglomerates — 0.8%
3M Co.	284	45,531
Insurance — 1.6%
Aon plc, Class A	52	18,526
Arch Capital Group Ltd. *	94	9,033
Arthur J Gallagher & Co.	131	33,845
Chubb Ltd.	34	10,637
Progressive Corp. (The)	61	13,781
		85,822
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	543	170,068
Alphabet, Inc., Class C	357	111,964
Meta Platforms, Inc., Class A (a)	231	152,657
		434,689
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	365	30,323
Life Sciences Tools & Services — 0.6%
Danaher Corp.	141	32,365
Machinery — 0.9%
Deere & Co.	61	28,410
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	103	8,155
Otis Worldwide Corp.	139	12,126
		48,691
Media — 0.6%
Charter Communications, Inc., Class A *	32	6,638
Comcast Corp., Class A	565	16,881
Omnicom Group, Inc.	78	6,338
		29,857
Multi-Utilities — 0.4%
Sempra	244	21,574
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	83	12,487
EOG Resources, Inc.	303	31,815
EQT Corp.	162	8,696
Exxon Mobil Corp.	688	82,717
		135,715
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	131	9,064
United Airlines Holdings, Inc. *	38	4,250
		13,314
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	557	30,011
Eli Lilly & Co.	61	65,492
Johnson & Johnson	308	63,784
Merck & Co., Inc.	55	5,799
		165,086
Professional Services — 0.4%
Leidos Holdings, Inc.	118	21,307
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	118	7,165
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	72	15,307
Analog Devices, Inc.	167	45,380
Broadcom, Inc.	426	147,265
Lam Research Corp.	116	19,819
Micron Technology, Inc.	126	35,948
NVIDIA Corp. (a)	2,396	446,885
NXP Semiconductors NV (Netherlands)	143	31,116
Texas Instruments, Inc.	176	30,545
		772,265
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	15	10,164
Cadence Design Systems, Inc. *	45	14,219
Intuit, Inc.	48	31,505
Microsoft Corp. (a)	753	364,047
Oracle Corp.	238	46,365
Palantir Technologies, Inc., Class A *	157	27,859
Roper Technologies, Inc.	24	10,791
Salesforce, Inc.	85	22,498
ServiceNow, Inc. *	328	50,316
		577,764
Specialized REITs — 0.8%
American Tower Corp.	55	9,722
Equinix, Inc.	22	16,644
SBA Communications Corp.	76	14,605
		40,971
Specialty Retail — 1.9%
AutoZone, Inc. *	4	12,959
Burlington Stores, Inc. *	57	16,632
Lowe's Cos., Inc.	200	48,134
Ross Stores, Inc.	141	25,439
		103,164
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	1,406	382,084
Seagate Technology Holdings plc	88	24,208
Western Digital Corp.	79	13,686
		419,978
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	246	15,693
Tobacco — 0.7%
Altria Group, Inc.	157	9,075
Philip Morris International, Inc.	169	27,030
		36,105
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	6	4,789
Total Common Stocks (Cost $3,324,932)		5,371,323
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.3%
Put Options Purchased — 0.3%
S&P 500 Index
1/30/2026 at USD 6,470.00, European Style
Notional Amount: USD 5,418,213
Counterparty: Exchange-Traded * (Cost $80,595)	7,915	16,265
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $40,022)	40,022	40,022
Total Investments — 100.0% (Cost $3,445,549)		5,427,610
Liabilities in Excess of Other Assets — (0.0)% ^		(1,710)
NET ASSETS — 100.0%		5,425,900

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $283,901.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	137	03/20/2026	USD	47,217	23

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,915	USD 5,418,213	USD 7,210.00	1/30/2026	(2,849)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	7,915	USD 5,418,213	USD 5,450.00	1/30/2026	(1,718)
Total Written Options Contracts (Premiums Received $78,970)						(4,567)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	20	4,241
Howmet Aerospace, Inc.	128	26,141
RTX Corp.	118	21,699
Textron, Inc.	54	4,740
TransDigm Group, Inc.	9	11,824
		68,645
Air Freight & Logistics — 0.3%
FedEx Corp.	28	8,055
Automobile Components — 0.1%
Aptiv plc *	24	1,812
Automobiles — 2.1%
Tesla, Inc. *	128	57,588
Banks — 3.8%
Bank of America Corp.	618	34,017
Citigroup, Inc.	88	10,271
Fifth Third Bancorp	194	9,059
Regions Financial Corp.	159	4,317
Truist Financial Corp.	142	6,976
US Bancorp	211	11,252
Wells Fargo & Co.	344	32,070
		107,962
Beverages — 1.4%
Coca-Cola Co. (The)	75	5,239
Keurig Dr Pepper, Inc.	363	10,164
PepsiCo, Inc.	165	23,687
		39,090
Biotechnology — 2.0%
AbbVie, Inc.	145	33,040
Neurocrine Biosciences, Inc. *	15	2,106
Regeneron Pharmaceuticals, Inc.	16	12,411
Vertex Pharmaceuticals, Inc. *	21	9,609
		57,166
Broadline Retail — 4.2%
Amazon.com, Inc. *	508	117,311
Building Products — 1.3%
Carrier Global Corp.	156	8,222
Masco Corp.	83	5,263
Trane Technologies plc	61	23,780
		37,265
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	14	6,789
Charles Schwab Corp. (The)	262	26,155
CME Group, Inc.	42	11,420
LPL Financial Holdings, Inc.	8	2,876
Raymond James Financial, Inc.	11	1,878
State Street Corp.	35	4,540
		53,658
Chemicals — 1.3%
Ecolab, Inc.	71	18,726
Linde plc	29	12,430
PPG Industries, Inc.	54	5,518
		36,674
Communications Equipment — 0.5%
Arista Networks, Inc. *	77	10,048
Motorola Solutions, Inc.	8	3,078
		13,126
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	8	5,214
Vulcan Materials Co.	20	5,713
		10,927
Consumer Finance — 0.9%
American Express Co.	30	11,232
Capital One Financial Corp.	53	12,839
		24,071
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	190	21,159
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	585	14,521
Electric Utilities — 1.8%
Entergy Corp.	112	10,336
NextEra Energy, Inc.	292	23,471
NRG Energy, Inc.	10	1,521
Southern Co. (The)	171	14,896
		50,224
Electrical Equipment — 0.9%
Eaton Corp. plc	34	10,717
Emerson Electric Co.	51	6,810
GE Vernova, Inc.	13	8,552
		26,079
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	88	11,926
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	209	9,515
Entertainment — 1.4%
Netflix, Inc. *	202	18,890
Walt Disney Co. (The)	164	18,621
Warner Music Group Corp., Class A	75	2,313
		39,824
Financial Services — 5.3%
Apollo Global Management, Inc.	72	10,358
Berkshire Hathaway, Inc., Class B *	78	39,097
Corpay, Inc. *	34	10,248
Fidelity National Information Services, Inc.	141	9,396
Mastercard, Inc., Class A	77	44,055
Toast, Inc., Class A *	99	3,517
Visa, Inc., Class A	88	30,930
WEX, Inc. *	7	996
		148,597
Food Products — 0.6%
Mondelez International, Inc., Class A	316	17,008
Ground Transportation — 0.3%
Union Pacific Corp.	33	7,646
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	62	5,953
Dexcom, Inc. *	19	1,226
Edwards Lifesciences Corp. *	149	12,741
Medline, Inc., Class A *	42	1,745
Medtronic plc	212	20,333
Stryker Corp.	56	19,727
		61,725
Health Care Providers & Services — 1.6%
Cigna Group (The)	35	9,731
HCA Healthcare, Inc.	8	3,653
Humana, Inc.	30	7,600
McKesson Corp.	6	5,222
UnitedHealth Group, Inc.	54	17,851
		44,057
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	175	13,573
Welltower, Inc.	50	9,226
		22,799
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	1	6,496
Carnival Corp. *	281	8,568
Chipotle Mexican Grill, Inc., Class A *	316	11,698
DoorDash, Inc., Class A *	16	3,728
Expedia Group, Inc.	28	7,844
Hilton Worldwide Holdings, Inc.	55	15,801
McDonald's Corp.	67	20,371
Yum! Brands, Inc.	86	13,044
		87,550
Household Durables — 0.1%
Lennar Corp., Class A	24	2,456
Household Products — 0.1%
Church & Dwight Co., Inc.	40	3,394
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10	1,544
Industrial Conglomerates — 0.8%
3M Co.	147	23,534
Insurance — 1.6%
Aon plc, Class A	27	9,572
Arch Capital Group Ltd. *	49	4,667
Arthur J Gallagher & Co.	67	17,486
Chubb Ltd.	18	5,495
Progressive Corp. (The)	31	7,120
		44,340
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	283	88,554
Alphabet, Inc., Class C	186	58,299
Meta Platforms, Inc., Class A	119	78,905
		225,758
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	189	15,666
Life Sciences Tools & Services — 0.6%
Danaher Corp.	73	16,720
Machinery — 0.9%
Deere & Co.	31	14,678
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	53	4,213
Otis Worldwide Corp.	72	6,265
		25,156
Media — 0.6%
Charter Communications, Inc., Class A *	16	3,429
Comcast Corp., Class A	292	8,721
Omnicom Group, Inc.	41	3,275
		15,425
Multi-Utilities — 0.4%
Sempra	126	11,146
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	43	6,451
EOG Resources, Inc.	156	16,437
EQT Corp.	84	4,493
Exxon Mobil Corp.	355	42,735
		70,116
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	67	4,683
United Airlines Holdings, Inc. *	20	2,196
		6,879
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	287	15,505
Eli Lilly & Co.	32	33,836
Johnson & Johnson	159	32,953
Merck & Co., Inc.	29	2,995
		85,289
Professional Services — 0.4%
Leidos Holdings, Inc.	61	11,008
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	61	3,702
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc. *	37	7,908
Analog Devices, Inc.	86	23,445
Broadcom, Inc.	220	76,083
Lam Research Corp.	60	10,236
Micron Technology, Inc.	65	18,568
NVIDIA Corp. (a)	1,238	230,879
NXP Semiconductors NV (Netherlands)	74	16,076
Texas Instruments, Inc.	91	15,781
		398,976
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.6%
AppLovin Corp., Class A *	8	5,251
Cadence Design Systems, Inc. *	23	7,346
Intuit, Inc.	25	16,277
Microsoft Corp. (a)	389	188,082
Oracle Corp.	123	23,954
Palantir Technologies, Inc., Class A *	81	14,393
Roper Technologies, Inc.	12	5,575
Salesforce, Inc.	44	11,623
ServiceNow, Inc. *	170	25,996
		298,497
Specialized REITs — 0.8%
American Tower Corp.	29	5,023
Equinix, Inc.	11	8,599
SBA Communications Corp.	39	7,545
		21,167
Specialty Retail — 1.9%
AutoZone, Inc. *	2	6,695
Burlington Stores, Inc. *	30	8,721
Lowe's Cos., Inc.	103	24,868
Ross Stores, Inc.	73	13,142
		53,426
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	726	197,399
Seagate Technology Holdings plc	46	12,506
Western Digital Corp.	41	7,071
		216,976
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	127	8,108
Tobacco — 0.7%
Altria Group, Inc.	81	4,688
Philip Morris International, Inc.	87	13,967
		18,655
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	3	2,475
Total Common Stocks (Cost $1,646,905)		2,776,393
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.7%
Put Options Purchased — 0.7%
S&P 500 Index
2/27/2026 at USD 6,475.00, European Style
Notional Amount: USD 2,800,494
Counterparty: Exchange-Traded * (Cost $38,756)	4,091	20,291
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (b) (c) (Cost $21,978)	21,978	21,978
Total Investments — 100.4% (Cost $1,707,639)		2,818,662
Liabilities in Excess of Other Assets — (0.4)%		(11,797)
NET ASSETS — 100.0%		2,806,865

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $164,300.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	71	03/20/2026	USD	24,470	(101)

Abbreviations
USD	United States Dollar

Written Call Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,091	USD 2,800,494	USD 7,200.00	2/27/2026	(9,327)
Written Put Options Contracts as of December 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	4,091	USD 2,800,494	USD 5,470.00	2/27/2026	(3,232)
Total Written Options Contracts (Premiums Received $37,508)						(12,559)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 2.3%
GE Aerospace	5,172	1,593,253
Rocket Lab Corp. *	3,259	227,318
RTX Corp.	4,304	789,438
TransDigm Group, Inc.	123	163,130
		2,773,139
Automobiles — 3.9%
Tesla, Inc. *	10,501	4,722,505
Beverages — 0.6%
Coca-Cola Co. (The)	10,451	730,630
Biotechnology — 4.6%
AbbVie, Inc.	4,299	982,286
Alnylam Pharmaceuticals, Inc. *	1,391	553,174
Gilead Sciences, Inc.	7,048	865,037
Insmed, Inc. *	10,515	1,830,049
Natera, Inc. *	5,790	1,326,393
		5,556,939
Broadline Retail — 4.9%
Alibaba Group Holding Ltd., ADR (China) (a)	7,483	1,096,834
Amazon.com, Inc. *	15,392	3,552,940
MercadoLibre, Inc. (Brazil) *	288	579,529
Sea Ltd., ADR (Singapore) *	5,219	665,807
		5,895,110
Building Products — 0.3%
Trane Technologies plc	867	337,292
Capital Markets — 3.8%
Charles Schwab Corp. (The)	7,520	751,359
Goldman Sachs Group, Inc. (The)	2,697	2,370,824
Intercontinental Exchange, Inc.	549	88,861
Robinhood Markets, Inc., Class A *	11,572	1,308,819
		4,519,863
Communications Equipment — 0.8%
Arista Networks, Inc. *	929	121,670
Ciena Corp. *	2,895	677,068
Lumentum Holdings, Inc. * (a)	572	210,810
		1,009,548
Construction & Engineering — 0.5%
Quanta Services, Inc.	1,488	628,221
Consumer Finance — 0.8%
SoFi Technologies, Inc. *	37,841	990,690
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.6%
Walmart, Inc.	16,910	1,883,958
Electrical Equipment — 1.5%
GE Vernova, Inc.	2,738	1,789,417
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	7,159	967,508
Celestica, Inc. (Canada) *	1,689	499,216
		1,466,724
Entertainment — 1.3%
Netflix, Inc. *	9,305	872,441
ROBLOX Corp., Class A *	7,918	641,604
Spotify Technology SA *	99	57,637
		1,571,682
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B *	900	452,320
Mastercard, Inc., Class A	5,938	3,390,011
Visa, Inc., Class A	1,286	450,825
		4,293,156
Ground Transportation — 0.3%
Uber Technologies, Inc. *	3,877	316,802
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	6,085	762,450
Intuitive Surgical, Inc. *	615	348,166
		1,110,616
Health Care Providers & Services — 0.9%
Hims & Hers Health, Inc. * (a)	10,603	344,285
McKesson Corp.	856	701,703
		1,045,988
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	203	1,083,405
DoorDash, Inc., Class A *	2,284	517,275
McDonald's Corp.	1,991	608,600
		2,209,280
Household Durables — 0.4%
DR Horton, Inc.	3,382	487,065
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	2,032	327,869
Industrial Conglomerates — 1.2%
3M Co.	8,797	1,408,342
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 8.3%
Alphabet, Inc., Class C	22,180	6,960,234
Meta Platforms, Inc., Class A	4,654	3,071,993
		10,032,227
IT Services — 4.1%
Cloudflare, Inc., Class A *	5,479	1,080,221
International Business Machines Corp.	5,821	1,724,069
Shopify, Inc., Class A (Canada) *	9,654	1,554,000
Snowflake, Inc., Class A *	1,366	299,716
Twilio, Inc., Class A *	2,024	287,906
		4,945,912
Machinery — 0.3%
Deere & Co.	833	387,601
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.	386	74,982
Pharmaceuticals — 3.1%
Eli Lilly & Co.	2,322	2,495,678
Johnson & Johnson	5,843	1,209,171
		3,704,849
Semiconductors & Semiconductor Equipment — 20.1%
Advanced Micro Devices, Inc. *	4,892	1,047,742
Broadcom, Inc.	17,446	6,037,892
Lam Research Corp.	585	100,056
NVIDIA Corp.	84,572	15,772,731
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,874	1,177,358
		24,135,779
Software — 15.3%
AppLovin Corp., Class A *	1,745	1,176,060
Crowdstrike Holdings, Inc., Class A *	1,455	682,137
Intuit, Inc.	1,351	894,919
Microsoft Corp.	24,028	11,620,638
Oracle Corp.	6,811	1,327,597
Palantir Technologies, Inc., Class A *	10,777	1,915,519
Palo Alto Networks, Inc. *	1,660	305,731
ServiceNow, Inc. *	3,553	544,267
		18,466,868
Specialty Retail — 1.1%
AutoZone, Inc. *	94	318,289
Carvana Co. * (a)	2,333	984,811
		1,303,100
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	33,425	9,087,069
Western Digital Corp.	3,683	634,405
		9,721,474
Tobacco — 1.0%
Philip Morris International, Inc.	7,820	1,254,271
Total Common Stocks (Cost $72,174,582)		119,101,899
Short-Term Investments — 1.5%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $1,624,750)	1,624,274	1,624,923
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $203,259)	203,259	203,259
Total Short-Term Investments (Cost $1,828,009)		1,828,182
Total Investments — 100.5% (Cost $74,002,591)		120,930,081
Liabilities in Excess of Other Assets — (0.5)%		(636,225)
NET ASSETS — 100.0%		120,293,856

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $195,838.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.8%
Boeing Co. (The) *	248	53,896
RTX Corp.	243	44,550
		98,446
Automobile Components — 0.3%
Gentex Corp.	800	18,625
Automobiles — 0.7%
Ford Motor Co.	2,723	35,727
Banks — 11.6%
Bank of America Corp.	3,016	165,858
Fifth Third Bancorp (a)	1,460	68,356
First Citizens BancShares, Inc., Class A	37	78,829
Huntington Bancshares, Inc.	2,540	44,074
Regions Financial Corp.	1,914	51,869
US Bancorp	1,523	81,279
Wells Fargo & Co.	1,569	146,196
		636,461
Biotechnology — 4.3%
Biogen, Inc. *	245	43,222
Ionis Pharmaceuticals, Inc. *	141	11,140
Neurocrine Biosciences, Inc. *	104	14,757
Regeneron Pharmaceuticals, Inc.	102	78,502
Vertex Pharmaceuticals, Inc. *	193	87,317
		234,938
Broadline Retail — 2.1%
Amazon.com, Inc. *	489	112,824
Capital Markets — 1.5%
Intercontinental Exchange, Inc.	184	29,815
Morgan Stanley	200	35,477
Raymond James Financial, Inc.	102	16,408
		81,700
Chemicals — 1.4%
Albemarle Corp. (a)	418	59,127
Chemours Co. (The)	1,666	19,642
		78,769
Construction Materials — 1.6%
Amrize Ltd. * (a)	926	50,103
James Hardie Industries plc, ADR *	1,873	38,863
		88,966
Consumer Finance — 1.3%
American Express Co.	188	69,732
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc. *	584	52,534
Performance Food Group Co. *	437	39,292
Walmart, Inc.	244	27,201
		119,027
Containers & Packaging — 0.4%
Silgan Holdings, Inc.	583	23,522
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,889	46,923
Electric Utilities — 2.7%
NextEra Energy, Inc.	675	54,156
PG&E Corp.	860	13,829
Southern Co. (The)	941	82,053
		150,038
Electrical Equipment — 2.2%
Eaton Corp. plc	79	25,321
Emerson Electric Co.	707	93,816
		119,137
Electronic Equipment, Instruments & Components — 3.2%
CDW Corp.	222	30,230
Corning, Inc.	903	79,109
TD SYNNEX Corp.	424	63,677
		173,016
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	852	38,787
Entertainment — 1.4%
Live Nation Entertainment, Inc. * (a)	90	12,878
Walt Disney Co. (The)	542	61,599
		74,477
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B *	351	176,489
Corpay, Inc. *	139	41,851
Fidelity National Information Services, Inc.	427	28,388
Fiserv, Inc. *	780	52,341
		299,069
Food Products — 0.5%
Mondelez International, Inc., Class A	505	27,207
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.5%
Ryder System, Inc.	280	53,605
Saia, Inc. *	89	29,022
		82,627
Health Care Equipment & Supplies — 1.6%
GE HealthCare Technologies, Inc.	393	32,198
Medtronic plc	505	48,467
Zimmer Biomet Holdings, Inc.	90	8,142
		88,807
Health Care Providers & Services — 6.8%
Cardinal Health, Inc.	156	32,007
Elevance Health, Inc.	187	65,543
Henry Schein, Inc. *	299	22,632
Humana, Inc.	535	137,002
Labcorp Holdings, Inc.	220	55,175
Quest Diagnostics, Inc.	166	28,808
UnitedHealth Group, Inc.	97	32,083
		373,250
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc. (a)	398	73,242
Household Durables — 1.1%
Lennar Corp., Class A	574	59,022
Industrial Conglomerates — 0.5%
3M Co.	181	28,924
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	302	56,039
Progressive Corp. (The)	157	35,794
		91,833
Interactive Media & Services — 5.0%
Alphabet, Inc., Class C	673	211,130
Meta Platforms, Inc., Class A	52	34,228
Pinterest, Inc., Class A *	1,164	30,137
		275,495
IT Services — 1.5%
Accenture plc, Class A	197	52,774
GoDaddy, Inc., Class A *	166	20,631
Okta, Inc. *	125	10,806
		84,211
Leisure Products — 0.3%
Mattel, Inc. *	799	15,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 1.2%
ICON plc *	368	67,118
Machinery — 3.5%
AGCO Corp.	111	11,576
Cummins, Inc.	46	23,369
Flowserve Corp.	1,008	69,908
Gates Industrial Corp. plc *	3,985	85,566
		190,419
Media — 0.4%
Omnicom Group, Inc.	251	20,227
Metals & Mining — 3.0%
Alcoa Corp.	1,330	70,668
Cleveland-Cliffs, Inc. *	1,578	20,963
Freeport-McMoRan, Inc.	568	28,835
Teck Resources Ltd., Class B (Canada)	965	46,222
		166,688
Multi-Utilities — 1.2%
Dominion Energy, Inc.	1,161	68,006
Oil, Gas & Consumable Fuels — 3.2%
EOG Resources, Inc.	523	54,944
EQT Corp.	1,434	76,853
Range Resources Corp.	1,154	40,702
		172,499
Passenger Airlines — 1.3%
Alaska Air Group, Inc. *	368	18,521
Southwest Airlines Co.	1,287	53,183
		71,704
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	1,061	57,219
Johnson & Johnson	399	82,670
		139,889
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	63	5,352
Real Estate Management & Development — 0.4%
Zillow Group, Inc., Class C *	299	20,390
Residential REITs — 1.2%
AvalonBay Communities, Inc.	323	58,526
Invitation Homes, Inc.	203	5,649
		64,175
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.6%
Micron Technology, Inc.	338	96,573
NXP Semiconductors NV (Netherlands)	226	48,924
ON Semiconductor Corp. *	711	38,487
Universal Display Corp.	103	12,027
		196,011
Software — 0.7%
Roper Technologies, Inc.	83	36,913
Specialized REITs — 1.2%
Equinix, Inc.	86	65,606
Specialty Retail — 0.8%
Lowe's Cos., Inc.	174	41,969
Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Co.	2,694	64,712
Western Digital Corp.	616	106,054
		170,766
Textiles, Apparel & Luxury Goods — 1.2%
Kontoor Brands, Inc.	768	46,910
NIKE, Inc., Class B	258	16,423
		63,333
Tobacco — 1.3%
Philip Morris International, Inc.	446	71,617
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)	464	66,684
Total Common Stocks (Cost $4,712,883)		5,400,025
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $63,566)	63,537	63,563
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $25,364)	25,364	25,364
Total Short-Term Investments (Cost $88,930)		88,927
Total Investments — 100.4% (Cost $4,801,813)		5,488,952
Liabilities in Excess of Other Assets — (0.4)%		(22,147)
NET ASSETS — 100.0%		5,466,805

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $24,539.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.8%
Howmet Aerospace, Inc.	1,908	391,268
Northrop Grumman Corp.	999	569,622
		960,890
Automobiles — 1.6%
Tesla, Inc. *	1,255	564,208
Banks — 3.8%
US Bancorp	4,585	244,640
Wells Fargo & Co.	11,429	1,065,229
		1,309,869
Biotechnology — 3.0%
AbbVie, Inc.	2,301	525,865
Regeneron Pharmaceuticals, Inc.	338	260,565
Vertex Pharmaceuticals, Inc. *	540	244,961
		1,031,391
Broadline Retail — 4.4%
Amazon.com, Inc. *	6,527	1,506,472
Building Products — 1.7%
Carrier Global Corp.	3,396	179,477
Trane Technologies plc	1,055	410,499
		589,976
Capital Markets — 3.8%
Ameriprise Financial, Inc.	433	212,536
Blackstone, Inc.	3,893	600,027
Morgan Stanley	2,725	483,681
		1,296,244
Construction Materials — 1.5%
Vulcan Materials Co.	1,794	511,776
Consumer Finance — 2.5%
American Express Co.	2,323	859,255
Consumer Staples Distribution & Retail — 2.1%
Walmart, Inc.	6,387	711,608
Electric Utilities — 3.4%
Entergy Corp.	2,465	227,865
NextEra Energy, Inc.	8,002	642,392
Southern Co. (The)	3,373	294,075
		1,164,332
Electrical Equipment — 1.3%
Eaton Corp. plc	1,413	450,012
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	2,175	293,995
Energy Equipment & Services — 2.0%
Baker Hughes Co., Class A	15,143	689,621
Entertainment — 2.1%
Walt Disney Co. (The)	6,461	735,118
Financial Services — 2.7%
Mastercard, Inc., Class A	1,608	917,940
Food Products — 0.8%
Mondelez International, Inc., Class A	5,165	278,025
Health Care Equipment & Supplies — 4.1%
Edwards Lifesciences Corp. *	5,345	455,663
Medtronic plc	4,912	471,792
Stryker Corp.	1,368	480,851
		1,408,306
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A *	4,222	156,211
DoorDash, Inc., Class A *	789	178,721
Marriott International, Inc., Class A	610	189,151
McDonald's Corp.	2,095	640,285
		1,164,368
Industrial REITs — 0.7%
Prologis, Inc.	1,988	253,781
Insurance — 3.4%
Arthur J Gallagher & Co.	2,283	590,953
Progressive Corp. (The)	1,391	316,692
Travelers Cos., Inc. (The)	862	249,938
		1,157,583
Interactive Media & Services — 8.4%
Alphabet, Inc., Class A	5,429	1,699,101
Meta Platforms, Inc., Class A	1,791	1,182,502
		2,881,603
Machinery — 1.0%
Deere & Co.	744	346,491
Pharmaceuticals — 1.7%
Eli Lilly & Co.	560	601,685
Semiconductors & Semiconductor Equipment — 13.8%
Broadcom, Inc.	3,262	1,129,003
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	15,903	2,965,880
NXP Semiconductors NV (Netherlands)	2,923	634,540
		4,729,423
Software — 12.2%
Intuit, Inc.	586	388,140
Microsoft Corp.	5,393	2,608,141
Oracle Corp.	3,159	615,770
Roper Technologies, Inc.	431	191,715
ServiceNow, Inc. *	2,446	374,704
		4,178,470
Specialty Retail — 2.3%
Lowe's Cos., Inc.	3,339	805,226
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	9,593	2,607,842
Trading Companies & Distributors — 0.6%
United Rentals, Inc.	247	200,188
Total Common Stocks (Cost $17,849,847)		34,205,698
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $91,580)	91,543	91,580
Total Investments — 99.9% (Cost $17,941,427)		34,297,278
Other Assets in Excess of Liabilities — 0.1%		24,128
NET ASSETS — 100.0%		34,321,406

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	December 31, 2025

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 2.7%
GE Aerospace	84	25,861
Howmet Aerospace, Inc.	67	13,679
RTX Corp.	42	7,783
TransDigm Group, Inc.	5	6,520
		53,843
Automobiles — 3.4%
Tesla, Inc. *	152	68,311
Banks — 0.4%
Bank of America Corp.	125	6,849
Beverages — 0.3%
PepsiCo, Inc.	45	6,446
Biotechnology — 3.4%
AbbVie, Inc.	174	39,710
Alnylam Pharmaceuticals, Inc. *	8	3,360
Neurocrine Biosciences, Inc. *	37	5,260
Regeneron Pharmaceuticals, Inc.	11	8,688
Vertex Pharmaceuticals, Inc. * (a)	25	11,103
		68,121
Broadline Retail — 6.1%
Amazon.com, Inc. *	525	121,149
Building Products — 0.7%
Trane Technologies plc	34	13,256
Capital Markets — 2.1%
Charles Schwab Corp. (The)	132	13,205
CME Group, Inc.	14	3,945
Goldman Sachs Group, Inc. (The)	14	12,056
Interactive Brokers Group, Inc., Class A	75	4,806
Morgan Stanley	42	7,534
		41,546
Chemicals — 0.3%
Linde plc	13	5,350
Communications Equipment — 1.1%
Arista Networks, Inc. *	118	15,416
Motorola Solutions, Inc.	15	5,816
		21,232
Construction & Engineering — 0.3%
Quanta Services, Inc.	15	6,220
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 1.0%
American Express Co.	31	11,478
Capital One Financial Corp.	33	8,012
		19,490
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	13	11,523
US Foods Holding Corp. *	118	8,848
		20,371
Electric Utilities — 0.5%
NextEra Energy, Inc.	73	5,864
Southern Co. (The)	55	4,816
		10,680
Electrical Equipment — 0.4%
GE Vernova, Inc.	13	8,471
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	155	20,951
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	81	3,702
Entertainment — 1.4%
Netflix, Inc. *	197	18,434
Walt Disney Co. (The)	87	9,897
		28,331
Financial Services — 3.5%
Fidelity National Information Services, Inc.	61	4,025
Mastercard, Inc., Class A	86	49,161
Visa, Inc., Class A	46	16,231
		69,417
Ground Transportation — 0.7%
Uber Technologies, Inc. *	168	13,717
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	56	5,361
Intuitive Surgical, Inc. *	10	5,729
Stryker Corp.	20	6,884
		17,974
Health Care Providers & Services — 0.6%
Cigna Group (The)	15	4,046
Humana, Inc.	13	3,269
McKesson Corp.	6	5,289
		12,604
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.3%
Ventas, Inc.	70	5,392
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	1	5,238
Chipotle Mexican Grill, Inc., Class A *	212	7,845
DoorDash, Inc., Class A * (a)	56	12,759
Hilton Worldwide Holdings, Inc.	49	13,886
McDonald's Corp.	25	7,605
		47,333
Insurance — 0.4%
Arthur J Gallagher & Co.	27	6,888
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A	284	88,843
Alphabet, Inc., Class C	136	42,662
Meta Platforms, Inc., Class A	133	87,696
		219,201
IT Services — 0.3%
GoDaddy, Inc., Class A *	39	4,848
Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	43	4,568
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	79	5,519
Pharmaceuticals — 2.9%
Eli Lilly & Co.	37	39,810
Johnson & Johnson	64	13,290
Zoetis, Inc.	32	4,018
		57,118
Semiconductors & Semiconductor Equipment — 19.5%
Advanced Micro Devices, Inc. *	36	7,641
Analog Devices, Inc.	38	10,309
Broadcom, Inc.	238	82,256
KLA Corp.	9	10,450
Lam Research Corp.	20	3,437
Micron Technology, Inc.	20	5,731
NVIDIA Corp.	1,363	254,299
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	43	13,206
		387,329
Software — 16.3%
AppLovin Corp., Class A *	15	9,925
Autodesk, Inc. *	23	6,707
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Cadence Design Systems, Inc. *	30	9,583
Crowdstrike Holdings, Inc., Class A *	20	9,409
Intuit, Inc.	30	19,710
Microsoft Corp.	438	211,942
Nutanix, Inc., Class A *	57	2,941
Oracle Corp.	96	18,816
Palantir Technologies, Inc., Class A *	86	15,282
ServiceNow, Inc. *	125	19,127
		323,442
Specialized REITs — 0.2%
Equinix, Inc.	5	4,047
Specialty Retail — 1.4%
Lowe's Cos., Inc.	74	17,823
TJX Cos., Inc. (The)	63	9,661
		27,484
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc.	711	193,327
Seagate Technology Holdings plc	37	10,329
Western Digital Corp.	65	11,133
		214,789
Tobacco — 0.6%
Philip Morris International, Inc.	77	12,400
Total Common Stocks (Cost $850,155)		1,958,389
Short-Term Investments — 1.6%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $26,362)	26,353	26,363
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $5,907)	5,907	5,907
Total Short-Term Investments (Cost $32,269)		32,270
Total Investments — 100.3% (Cost $882,424)		1,990,659
Liabilities in Excess of Other Assets — (0.3)%		(5,678)
NET ASSETS — 100.0%		1,984,981

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	December 31, 2025

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $5,753.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	71	03/20/2026	USD	24,470	24

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 122.0%
Common Stocks — 120.5%
Aerospace & Defense — 4.7%
Boeing Co. (The) *	45	9,724
Howmet Aerospace, Inc. (a)	260	53,260
RTX Corp.	321	58,983
TransDigm Group, Inc.	33	44,077
		166,044
Automobiles — 0.7%
General Motors Co.	121	9,821
Tesla, Inc. *	34	15,249
		25,070
Banks — 4.6%
Bank of America Corp. (a)	737	40,539
Citigroup, Inc.	60	7,018
Fifth Third Bancorp	601	28,135
Regions Financial Corp.	394	10,683
US Bancorp	189	10,089
Wells Fargo & Co. (a)	690	64,300
		160,764
Beverages — 1.2%
Keurig Dr Pepper, Inc.	471	13,197
PepsiCo, Inc. (a)	192	27,540
		40,737
Biotechnology — 2.9%
AbbVie, Inc. (a)	238	54,294
Biogen, Inc. *	20	3,522
Gilead Sciences, Inc.	59	7,266
Neurocrine Biosciences, Inc. *	12	1,700
Regeneron Pharmaceuticals, Inc.	19	15,093
Vertex Pharmaceuticals, Inc. * (a)	47	21,231
		103,106
Broadline Retail — 5.4%
Amazon.com, Inc. * (a)	822	189,630
Building Products — 1.5%
Masco Corp.	67	4,263
Trane Technologies plc	127	49,287
		53,550
Capital Markets — 2.2%
Ameriprise Financial, Inc. (a)	8	3,934
Charles Schwab Corp. (The) (a)	245	24,449
CME Group, Inc.	27	7,536
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Goldman Sachs Group, Inc. (The) (a)	19	16,673
LPL Financial Holdings, Inc.	17	6,128
MarketAxess Holdings, Inc.	19	3,460
Morgan Stanley	63	11,135
MSCI, Inc.	7	4,057
		77,372
Chemicals — 1.4%
Ecolab, Inc. (a)	124	32,637
Linde plc	33	13,824
PPG Industries, Inc.	33	3,381
		49,842
Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	68	12,009
Communications Equipment — 0.2%
Arista Networks, Inc. *	50	6,491
Construction Materials — 0.7%
Martin Marietta Materials, Inc. (a)	41	25,589
Consumer Finance — 1.7%
American Express Co. (a)	116	42,796
Capital One Financial Corp.	75	18,324
		61,120
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	14	12,245
Walmart, Inc.	342	38,125
		50,370
Electric Utilities — 3.7%
Entergy Corp.	385	35,613
NextEra Energy, Inc. (a)	572	45,921
Southern Co. (The) (a)	452	39,421
Xcel Energy, Inc.	128	9,428
		130,383
Electrical Equipment — 1.8%
Eaton Corp. plc	70	22,143
Emerson Electric Co. (a)	218	28,898
GE Vernova, Inc.	16	10,671
		61,712
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	252	33,986
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A (a)	273	12,430
Entertainment — 2.1%
Live Nation Entertainment, Inc. *	23	3,233
Walt Disney Co. (The) (a)	425	48,381
Warner Music Group Corp., Class A	674	20,658
		72,272
Financial Services — 6.3%
Affirm Holdings, Inc. *	71	5,309
Apollo Global Management, Inc.	195	28,266
Corpay, Inc. *	117	35,051
Fidelity National Information Services, Inc. (a)	599	39,793
Fiserv, Inc. *	80	5,353
Jack Henry & Associates, Inc.	55	10,051
Mastercard, Inc., Class A (a)	165	94,292
Toast, Inc., Class A *	92	3,280
		221,395
Food Products — 0.5%
Mondelez International, Inc., Class A (a)	323	17,365
Ground Transportation — 0.8%
CSX Corp.	799	28,949
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. * (a)	117	11,146
Dexcom, Inc. *	26	1,712
Edwards Lifesciences Corp. *	133	11,340
Medtronic plc	203	19,474
Stryker Corp. (a)	74	26,066
		69,738
Health Care Providers & Services — 1.6%
HCA Healthcare, Inc.	16	7,377
Tenet Healthcare Corp. *	24	4,758
UnitedHealth Group, Inc. (a)	133	43,964
		56,099
Health Care REITs — 0.7%
Ventas, Inc.	255	19,711
Welltower, Inc.	33	6,119
		25,830
Hotels, Restaurants & Leisure — 5.0%
Booking Holdings, Inc. (a)	3	16,205
Carnival Corp. *	804	24,561
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc., Class A *	407	15,061
Darden Restaurants, Inc.	18	3,365
DoorDash, Inc., Class A *	110	24,925
Expedia Group, Inc.	50	14,136
Hilton Worldwide Holdings, Inc. (a)	80	22,958
McDonald's Corp. (a)	112	34,078
Yum! Brands, Inc. (a)	143	21,657
		176,946
Household Products — 0.2%
Church & Dwight Co., Inc.	100	8,418
Industrial Conglomerates — 1.6%
3M Co. (a)	347	55,596
Insurance — 2.4%
Aon plc, Class A	52	18,278
Arthur J Gallagher & Co. (a)	193	49,906
Chubb Ltd.	13	4,000
Progressive Corp. (The) (a)	50	11,556
		83,740
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C	114	35,760
Alphabet, Inc., Class A (a)	523	163,640
Meta Platforms, Inc., Class A (a)	180	118,947
Pinterest, Inc., Class A *	163	4,222
		322,569
IT Services — 0.9%
Accenture plc, Class A	16	4,411
Cognizant Technology Solutions Corp., Class A	274	22,728
Shopify, Inc., Class A (Canada) *	29	4,681
		31,820
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	41	5,585
Danaher Corp.	106	24,292
Thermo Fisher Scientific, Inc. (a)	37	21,696
Waters Corp. *	22	8,224
		59,797
Machinery — 0.4%
IDEX Corp.	18	3,208
Ingersoll Rand, Inc.	117	9,294
		12,502
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.2%
Omnicom Group, Inc.	105	8,462
Multi-Utilities — 1.1%
Ameren Corp.	66	6,606
Dominion Energy, Inc.	102	5,988
Sempra	315	27,758
		40,352
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.	23	3,427
EOG Resources, Inc. (a)	206	21,619
EQT Corp.	437	23,411
Exxon Mobil Corp. (a)	440	52,987
Phillips 66	14	1,803
Targa Resources Corp.	22	4,141
TC Energy Corp. (Canada)	75	4,126
Williams Cos., Inc. (The)	54	3,254
		114,768
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	31	2,148
United Airlines Holdings, Inc. *	16	1,825
		3,973
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	36	3,763
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. (a)	351	18,958
Elanco Animal Health, Inc. *	185	4,180
Eli Lilly & Co. (a)	32	33,916
Johnson & Johnson (a)	296	61,323
		118,377
Semiconductors & Semiconductor Equipment — 17.9%
Analog Devices, Inc.	110	29,776
ASML Holding NV (Registered), NYRS (Netherlands)	12	12,829
Broadcom, Inc. (a)	286	99,000
Microchip Technology, Inc.	57	3,622
Micron Technology, Inc.	144	41,089
NVIDIA Corp. (a)	1,652	308,139
NXP Semiconductors NV (Netherlands)	139	30,132
Skyworks Solutions, Inc.	23	1,463
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	193	58,713
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Texas Instruments, Inc. (a)	205	35,577
Universal Display Corp.	66	7,742
		628,082
Software — 11.0%
Autodesk, Inc. *	21	6,263
Cadence Design Systems, Inc. *	34	10,483
Crowdstrike Holdings, Inc., Class A *	4	2,099
Intuit, Inc.	49	32,310
Microsoft Corp. (a)	521	251,752
Oracle Corp.	117	22,806
Roper Technologies, Inc.	30	13,424
ServiceNow, Inc. *	298	45,649
		384,786
Specialized REITs — 1.4%
American Tower Corp.	139	24,348
Equinix, Inc.	23	17,876
Extra Space Storage, Inc.	41	5,287
		47,511
Specialty Retail — 3.7%
AutoZone, Inc. *	3	9,672
Burlington Stores, Inc. * (a)	130	37,578
Lowe's Cos., Inc. (a)	281	67,806
O'Reilly Automotive, Inc. *	69	6,340
Ross Stores, Inc.	34	6,056
Tractor Supply Co.	82	4,090
		131,542
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. (a)	744	202,291
Hewlett Packard Enterprise Co.	410	9,831
Seagate Technology Holdings plc	19	5,304
Western Digital Corp.	41	7,084
		224,510
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	93	5,901
Tobacco — 0.4%
Philip Morris International, Inc.	90	14,489
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4	3,431
Total Common Stocks (Cost $2,592,452)		4,233,188
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c)(Cost $52,637)	52,620	52,641
Total Long Positions (Cost $2,645,089)		4,285,829
Short Positions — (22.1)%
Common Stocks — (22.1)%
Aerospace & Defense — (0.5)%
Lockheed Martin Corp.	(27)	(13,262)
Northrop Grumman Corp.	(11)	(5,980)
(19,242)
Automobiles — (0.3)%
Ford Motor Co.	(724)	(9,501)
Banks — (0.7)%
Citizens Financial Group, Inc.	(130)	(7,604)
Huntington Bancshares, Inc.	(190)	(3,291)
PNC Financial Services Group, Inc. (The)	(69)	(14,426)
(25,321)
Beverages — (0.1)%
Molson Coors Beverage Co., Class B	(62)	(2,886)
Biotechnology — (0.5)%
Amgen, Inc.	(29)	(9,639)
Incyte Corp. *	(42)	(4,149)
Moderna, Inc. *	(119)	(3,509)
(17,297)
Broadline Retail — (0.3)%
eBay, Inc.	(120)	(10,443)
Building Products — (0.2)%
Johnson Controls International plc	(16)	(1,936)
Lennox International, Inc.	(8)	(3,806)
(5,742)
Capital Markets — (1.1)%
Blackrock, Inc.	(3)	(3,459)
Carlyle Group, Inc. (The)	(101)	(5,960)
Cboe Global Markets, Inc.	(13)	(3,288)
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Franklin Resources, Inc.	(445)	(10,622)
Moody's Corp.	(23)	(11,904)
Tradeweb Markets, Inc., Class A	(33)	(3,523)
(38,756)
Chemicals — (0.3)%
Air Products and Chemicals, Inc.	(38)	(9,293)
Eastman Chemical Co.	(52)	(3,357)
(12,650)
Commercial Services & Supplies — (0.6)%
Cintas Corp.	(46)	(8,619)
Waste Management, Inc.	(59)	(12,976)
(21,595)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(234)	(18,023)
Consumer Finance — (0.4)%
Synchrony Financial	(164)	(13,658)
Consumer Staples Distribution & Retail — (1.4)%
Dollar Tree, Inc. *	(65)	(7,950)
Kroger Co. (The)	(97)	(6,056)
Sysco Corp.	(198)	(14,594)
Target Corp.	(225)	(22,055)
(50,655)
Containers & Packaging — (0.1)%
International Paper Co.	(80)	(3,139)
Distributors — (0.1)%
Pool Corp.	(14)	(3,079)
Electric Utilities — (1.8)%
American Electric Power Co., Inc.	(91)	(10,435)
Duke Energy Corp.	(44)	(5,159)
Edison International	(119)	(7,155)
Eversource Energy	(138)	(9,319)
Exelon Corp.	(327)	(14,270)
Pinnacle West Capital Corp.	(34)	(2,983)
PPL Corp.	(371)	(12,987)
(62,308)
Electrical Equipment — (0.2)%
Acuity, Inc.	(8)	(2,693)
Rockwell Automation, Inc.	(11)	(4,355)
(7,048)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Energy Equipment & Services — (0.1)%
Halliburton Co.	(175)	(4,957)
Entertainment — (0.2)%
TKO Group Holdings, Inc.	(29)	(6,116)
Financial Services — (0.6)%
PayPal Holdings, Inc.	(225)	(13,114)
Voya Financial, Inc.	(44)	(3,302)
Western Union Co. (The)	(366)	(3,407)
(19,823)
Food Products — (0.2)%
General Mills, Inc.	(89)	(4,163)
Kraft Heinz Co. (The)	(81)	(1,962)
(6,125)
Ground Transportation — (0.3)%
Uber Technologies, Inc. *	(132)	(10,809)
Health Care Equipment & Supplies — (0.1)%
Dentsply Sirona, Inc.	(209)	(2,384)
Health Care Providers & Services — (0.4)%
Centene Corp. *	(50)	(2,048)
CVS Health Corp.	(66)	(5,218)
Elevance Health, Inc.	(14)	(5,069)
Quest Diagnostics, Inc.	(9)	(1,612)
(13,947)
Hotels, Restaurants & Leisure — (0.5)%
Royal Caribbean Cruises Ltd.	(18)	(5,051)
Starbucks Corp.	(137)	(11,525)
(16,576)
Household Durables — (0.2)%
DR Horton, Inc.	(11)	(1,665)
NVR, Inc. *	(1)	(4,850)
(6,515)
Household Products — (0.2)%
Clorox Co. (The)	(32)	(3,180)
Procter & Gamble Co. (The)	(22)	(3,220)
(6,400)
Industrial Conglomerates — (0.2)%
Honeywell International, Inc.	(37)	(7,126)
Insurance — (1.7)%
Aflac, Inc.	(56)	(6,145)
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Allstate Corp. (The)	(82)	(17,083)
American International Group, Inc.	(163)	(13,904)
Kinsale Capital Group, Inc.	(12)	(4,881)
Willis Towers Watson plc	(20)	(6,455)
WR Berkley Corp.	(146)	(10,242)
(58,710)
IT Services — (0.2)%
International Business Machines Corp.	(23)	(6,739)
Life Sciences Tools & Services — (0.5)%
Bruker Corp.	(121)	(5,669)
Illumina, Inc. *	(38)	(5,019)
Revvity, Inc.	(73)	(7,095)
(17,783)
Machinery — (0.9)%
Donaldson Co., Inc.	(104)	(9,240)
Illinois Tool Works, Inc.	(55)	(13,417)
Snap-on, Inc.	(22)	(7,704)
(30,361)
Media — (0.2)%
Fox Corp., Class A	(113)	(8,280)
Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	(46)	(4,608)
WEC Energy Group, Inc.	(66)	(6,956)
(11,564)
Oil, Gas & Consumable Fuels — (1.0)%
APA Corp.	(227)	(5,549)
Devon Energy Corp.	(143)	(5,256)
Enbridge, Inc. (Canada)	(119)	(5,717)
Kinder Morgan, Inc.	(176)	(4,844)
Occidental Petroleum Corp.	(151)	(6,192)
ONEOK, Inc.	(48)	(3,514)
Valero Energy Corp.	(34)	(5,479)
(36,551)
Pharmaceuticals — (0.4)%
Merck & Co., Inc.	(62)	(6,506)
Pfizer, Inc.	(171)	(4,272)
Zoetis, Inc.	(26)	(3,279)
(14,057)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Professional Services — (0.6)%
Booz Allen Hamilton Holding Corp.	(74)	(6,248)
Paychex, Inc.	(108)	(12,097)
Paycom Software, Inc.	(27)	(4,283)
(22,628)
Retail REITs — (0.4)%
NNN REIT, Inc.	(123)	(4,871)
Realty Income Corp.	(155)	(8,728)
(13,599)
Semiconductors & Semiconductor Equipment — (1.5)%
Applied Materials, Inc.	(7)	(1,698)
ARM Holdings plc *	(35)	(3,825)
Intel Corp. *	(141)	(5,222)
KLA Corp.	(5)	(6,016)
Lam Research Corp.	(10)	(1,794)
Marvell Technology, Inc.	(20)	(1,729)
Monolithic Power Systems, Inc.	(9)	(7,823)
QUALCOMM, Inc.	(102)	(17,472)
Teradyne, Inc.	(36)	(6,888)
(52,467)
Software — (0.9)%
Adobe, Inc. *	(19)	(6,634)
Fair Isaac Corp. *	(5)	(7,588)
Palo Alto Networks, Inc. *	(16)	(2,927)
Salesforce, Inc.	(26)	(6,884)
Workday, Inc., Class A *	(42)	(9,095)
(33,128)
Specialized REITs — (0.1)%
Public Storage	(20)	(5,084)
Specialty Retail — (0.2)%
Home Depot, Inc. (The)	(18)	(6,215)
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — (0.6)%
Dell Technologies, Inc., Class C	(55)	(6,987)
NetApp, Inc.	(68)	(7,250)
Sandisk Corp. *	(25)	(5,966)
(20,203)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	(248)	(9,940)
Wireless Telecommunication Services — (0.2)%
T-Mobile US, Inc.	(33)	(6,764)
Total Common Stocks (Proceeds $(774,356))		(776,194)
Total Short Positions (Proceeds $(774,356))		(776,194)
Total Investments — 99.9% (Cost $1,870,733)		3,509,635
Other Assets in Excess of Liabilities — 0.1%		2,774
Net Assets — 100.0%		3,512,409

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,058,798.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 2.5%
Boeing Co. (The) *	77	16,689
Howmet Aerospace, Inc.	500	102,450
RTX Corp.	463	85,038
Textron, Inc.	213	18,578
TransDigm Group, Inc.	35	46,339
		269,094
Air Freight & Logistics — 0.3%
FedEx Corp.	109	31,569
Automobile Components — 0.1%
Aptiv plc *	93	7,103
Automobiles — 2.1%
Tesla, Inc. *	502	225,693
Banks — 3.9%
Bank of America Corp.	2,424	133,318
Citigroup, Inc.	346	40,419
Fifth Third Bancorp	758	35,501
Regions Financial Corp.	624	16,920
Truist Financial Corp.	556	27,339
US Bancorp	827	44,098
Wells Fargo & Co.	1,349	125,683
		423,278
Beverages — 1.4%
Coca-Cola Co. (The)	294	20,533
Keurig Dr Pepper, Inc.	1,422	39,831
PepsiCo, Inc.	647	92,833
		153,197
Biotechnology — 2.0%
AbbVie, Inc.	567	129,489
Neurocrine Biosciences, Inc. *	58	8,252
Regeneron Pharmaceuticals, Inc.	63	48,639
Vertex Pharmaceuticals, Inc. *	83	37,659
		224,039
Broadline Retail — 4.2%
Amazon.com, Inc. *	1,992	459,753
Building Products — 1.3%
Carrier Global Corp.	610	32,225
Masco Corp.	325	20,625
Trane Technologies plc	239	93,191
		146,041
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 1.9%
Ameriprise Financial, Inc.	54	26,611
Charles Schwab Corp. (The)	1,026	102,504
CME Group, Inc.	164	44,756
LPL Financial Holdings, Inc.	31	11,273
Raymond James Financial, Inc.	46	7,360
State Street Corp.	138	17,793
		210,297
Chemicals — 1.3%
Ecolab, Inc.	280	73,387
Linde plc	114	48,715
PPG Industries, Inc.	211	21,625
		143,727
Communications Equipment — 0.5%
Arista Networks, Inc. *	301	39,380
Motorola Solutions, Inc.	31	12,062
		51,442
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	33	20,433
Vulcan Materials Co.	78	22,391
		42,824
Consumer Finance — 0.9%
American Express Co.	119	44,021
Capital One Financial Corp.	208	50,315
		94,336
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	744	82,926
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,295	57,018
Electric Utilities — 1.8%
Entergy Corp.	442	40,884
NextEra Energy, Inc.	1,146	91,977
NRG Energy, Inc.	37	5,961
Southern Co. (The)	669	58,318
		197,140
Electrical Equipment — 0.9%
Eaton Corp. plc	132	41,999
Emerson Electric Co.	201	26,690
GE Vernova, Inc.	51	33,517
		102,206
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	346	46,738
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	819	37,291
Entertainment — 1.4%
Netflix, Inc. *	790	74,031
Walt Disney Co. (The)	641	72,979
Warner Music Group Corp., Class A	313	9,609
		156,619
Financial Services — 5.3%
Apollo Global Management, Inc.	280	40,594
Berkshire Hathaway, Inc., Class B *	305	153,227
Corpay, Inc. *	134	40,166
Fidelity National Information Services, Inc.	554	36,823
Mastercard, Inc., Class A	302	172,656
Toast, Inc., Class A *	388	13,782
Visa, Inc., Class A	346	121,212
WEX, Inc. *	26	3,859
		582,319
Food Products — 0.6%
Mondelez International, Inc., Class A	1,238	66,657
Ground Transportation — 0.3%
Union Pacific Corp.	130	30,090
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	245	23,332
Dexcom, Inc. *	72	4,803
Edwards Lifesciences Corp. *	586	49,935
Medline, Inc., Class A *	171	7,177
Medtronic plc	829	79,686
Stryker Corp.	220	77,311
		242,244
Health Care Providers & Services — 1.6%
Cigna Group (The)	138	38,137
HCA Healthcare, Inc.	31	14,319
Humana, Inc.	117	29,911
McKesson Corp.	25	20,464
UnitedHealth Group, Inc.	212	69,957
		172,788
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care REITs — 0.8%
Ventas, Inc.	687	53,194
Welltower, Inc.	195	36,156
		89,350
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	5	25,454
Carnival Corp. *	1,099	33,578
Chipotle Mexican Grill, Inc., Class A *	1,239	45,846
DoorDash, Inc., Class A *	65	14,612
Expedia Group, Inc.	108	30,741
Hilton Worldwide Holdings, Inc.	216	61,924
McDonald's Corp.	261	79,835
Yum! Brands, Inc.	338	51,122
		343,112
Household Durables — 0.1%
Lennar Corp., Class A	94	9,623
Household Products — 0.1%
Church & Dwight Co., Inc.	159	13,300
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	38	6,052
Industrial Conglomerates — 0.8%
3M Co.	576	92,228
Insurance — 1.6%
Aon plc, Class A	106	37,511
Arch Capital Group Ltd. *	191	18,290
Arthur J Gallagher & Co.	265	68,528
Chubb Ltd.	69	21,537
Progressive Corp. (The)	122	27,904
		173,770
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	1,109	347,050
Alphabet, Inc., Class C	728	228,480
Meta Platforms, Inc., Class A	468	309,220
		884,750
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	740	61,397
Life Sciences Tools & Services — 0.6%
Danaher Corp.	286	65,528
Machinery — 0.9%
Deere & Co.	124	57,524
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	208	16,511
Otis Worldwide Corp.	281	24,552
		98,587
Media — 0.5%
Charter Communications, Inc., Class A *	64	13,440
Comcast Corp., Class A	1,144	34,179
Omnicom Group, Inc.	159	12,833
		60,452
Multi-Utilities — 0.4%
Sempra	495	43,684
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	168	25,284
EOG Resources, Inc.	613	64,419
EQT Corp.	329	17,607
Exxon Mobil Corp.	1,392	167,483
		274,793
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	264	18,354
United Airlines Holdings, Inc. *	77	8,606
		26,960
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	1,127	60,766
Eli Lilly & Co.	123	132,609
Johnson & Johnson	624	129,145
Merck & Co., Inc.	112	11,739
		334,259
Professional Services — 0.4%
Leidos Holdings, Inc.	240	43,322
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	239	14,508
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc. *	145	30,993
Analog Devices, Inc.	339	91,883
Broadcom, Inc.	862	298,177
Lam Research Corp.	234	40,118
Micron Technology, Inc.	255	72,773
NVIDIA Corp.	4,852	904,838
NXP Semiconductors NV (Netherlands)	290	63,004
Texas Instruments, Inc.	356	61,847
		1,563,633
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 10.7%
AppLovin Corp., Class A *	31	20,581
Cadence Design Systems, Inc. *	92	28,791
Intuit, Inc.	96	63,792
Microsoft Corp.	1,524	737,111
Oracle Corp.	482	93,878
Palantir Technologies, Inc., Class A *	317	56,407
Roper Technologies, Inc.	49	21,849
Salesforce, Inc.	172	45,554
ServiceNow, Inc. *	665	101,880
		1,169,843
Specialized REITs — 0.8%
American Tower Corp.	112	19,685
Equinix, Inc.	44	33,696
SBA Communications Corp.	153	29,573
		82,954
Specialty Retail — 1.9%
AutoZone, Inc. *	8	26,230
Burlington Stores, Inc. *	124	35,795
Lowe's Cos., Inc.	404	97,460
Ross Stores, Inc.	286	51,508
		210,993
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	2,846	773,628
Seagate Technology Holdings plc	178	49,014
Western Digital Corp.	161	27,710
		850,352
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	499	31,804
Tobacco — 0.7%
Altria Group, Inc.	319	18,375
Philip Morris International, Inc.	341	54,735
		73,110
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	12	9,697
Total Common Stocks (Cost $5,399,260)		10,884,490
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $416,373)	416,219	416,385
Total Investments — 103.2% (Cost $5,815,633)		11,300,875
Liabilities in Excess of Other Assets — (3.2)%		(351,913)
NET ASSETS — 100.0%		10,948,962

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	193	03/20/2026	USD	66,517	182

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	20	4,198
Automobiles — 1.6%
Tesla, Inc. *	11	4,915
Banks — 4.0%
Bank of America Corp.	83	4,547
Fifth Third Bancorp	41	1,942
Wells Fargo & Co.	59	5,496
		11,985
Biotechnology — 4.6%
AbbVie, Inc.	35	8,048
Regeneron Pharmaceuticals, Inc.	4	2,863
Vertex Pharmaceuticals, Inc. *	6	2,878
		13,789
Broadline Retail — 6.5%
Amazon.com, Inc. *	85	19,553
Building Products — 1.5%
Trane Technologies plc	12	4,507
Capital Markets — 1.4%
Charles Schwab Corp. (The)	41	4,114
Chemicals — 2.3%
Ecolab, Inc.	12	3,240
Linde plc	9	3,801
		7,041
Consumer Finance — 0.8%
American Express Co.	7	2,461
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	142	3,527
Electric Utilities — 2.0%
NextEra Energy, Inc.	56	4,467
PG&E Corp.	100	1,606
		6,073
Electrical Equipment — 1.0%
Emerson Electric Co.	22	2,959
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	26	3,457
Entertainment — 2.9%
Netflix, Inc. *	38	3,586
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — continued
Walt Disney Co. (The)	37	4,162
Warner Music Group Corp., Class A	34	1,047
		8,795
Financial Services — 6.2%
Apollo Global Management, Inc.	14	2,117
Corpay, Inc. *	9	2,621
Fidelity National Information Services, Inc.	51	3,387
Mastercard, Inc., Class A	19	10,787
		18,912
Health Care Equipment & Supplies — 2.8%
Edwards Lifesciences Corp. *	34	2,904
Medtronic plc	23	2,207
Stryker Corp.	9	3,273
		8,384
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	12	3,885
Health Care REITs — 0.7%
Ventas, Inc.	27	2,085
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc., Class A *	69	2,547
DoorDash, Inc., Class A *	9	1,896
Hilton Worldwide Holdings, Inc.	10	2,961
		7,404
Household Products — 1.7%
Church & Dwight Co., Inc.	17	1,450
Procter & Gamble Co. (The)	27	3,821
		5,271
Insurance — 2.4%
Aon plc, Class A	8	3,017
Arthur J Gallagher & Co.	17	4,289
		7,306
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A	48	15,034
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	30	2,473
Life Sciences Tools & Services — 1.3%
Danaher Corp.	17	4,005
Machinery — 1.1%
Ingersoll Rand, Inc.	42	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	60	3,235
Eli Lilly & Co.	2	2,588
		5,823
Semiconductors & Semiconductor Equipment — 15.5%
Analog Devices, Inc.	11	3,051
Broadcom, Inc.	20	6,674
NVIDIA Corp.	150	27,963
NXP Semiconductors NV (Netherlands)	13	2,765
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12	3,731
Texas Instruments, Inc.	15	2,618
		46,802
Software — 12.6%
Cadence Design Systems, Inc. *	6	1,869
Intuit, Inc.	7	4,352
Microsoft Corp.	49	23,782
Oracle Corp.	13	2,569
Roper Technologies, Inc.	5	2,389
ServiceNow, Inc. *	21	3,207
		38,168
Specialized REITs — 1.7%
American Tower Corp.	16	2,847
Equinix, Inc.	3	2,192
		5,039
Specialty Retail — 2.6%
Burlington Stores, Inc. *	10	3,045
Lowe's Cos., Inc.	20	4,744
		7,789
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	54	14,622
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	3	2,249
Total Common Stocks (Cost $212,661)		295,964
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b) (Cost $6,364)	6,362	6,365
Total Investments — 99.9% (Cost $219,025)		302,329
Other Assets in Excess of Liabilities — 0.1%		233
NET ASSETS — 100.0%		302,562

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	14	03/20/2026	USD	4,825	4

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 4.0%
General Dynamics Corp.	316	106,317
Northrop Grumman Corp.	47	26,892
RTX Corp.	686	125,770
		258,979
Banks — 8.9%
Bank of America Corp.	3,052	167,883
Citigroup, Inc.	791	92,302
First Citizens BancShares, Inc., Class A	27	57,142
M&T Bank Corp.	136	27,457
Wells Fargo & Co.	2,462	229,448
		574,232
Beverages — 0.6%
PepsiCo, Inc.	291	41,794
Biotechnology — 2.5%
AbbVie, Inc.	360	82,242
Regeneron Pharmaceuticals, Inc.	56	43,021
Vertex Pharmaceuticals, Inc. *	80	36,357
		161,620
Broadline Retail — 2.3%
Amazon.com, Inc. *	639	147,559
Building Products — 1.6%
Carrier Global Corp.	1,987	104,987
Capital Markets — 8.4%
Ares Management Corp.	308	49,712
Bank of New York Mellon Corp. (The)	671	77,904
Blackrock, Inc.	38	40,700
Blackstone, Inc.	355	54,784
Charles Schwab Corp. (The)	1,198	119,733
Goldman Sachs Group, Inc. (The)	107	93,581
Morgan Stanley	619	109,851
		546,265
Chemicals — 1.5%
Air Products and Chemicals, Inc.	381	94,001
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	159	33,790
Construction Materials — 1.3%
Vulcan Materials Co.	286	81,671
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 3.4%
American Express Co.	289	107,109
Capital One Financial Corp.	472	114,305
		221,414
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	596	66,353
Containers & Packaging — 0.8%
Ball Corp.	1,025	54,290
Electric Utilities — 2.6%
Entergy Corp.	498	46,020
NextEra Energy, Inc.	900	72,233
Xcel Energy, Inc.	688	50,820
		169,073
Electrical Equipment — 1.7%
Eaton Corp. plc	351	111,672
Entertainment — 1.2%
Walt Disney Co. (The)	693	78,864
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	173	86,812
Fidelity National Information Services, Inc.	919	61,118
		147,930
Food Products — 0.7%
Mondelez International, Inc., Class A	824	44,344
Ground Transportation — 2.4%
CSX Corp.	1,635	59,264
Union Pacific Corp.	421	97,386
		156,650
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	173	33,641
Boston Scientific Corp. *	299	28,525
Medtronic plc	491	47,139
		109,305
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	320	65,875
Cigna Group (The)	222	61,109
CVS Health Corp.	873	69,281
UnitedHealth Group, Inc.	205	67,539
		263,804
Health Care REITs — 0.9%
Ventas, Inc.	724	56,041
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,223	39,421
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	6	30,204
McDonald's Corp.	269	82,369
		112,573
Household Products — 0.9%
Procter & Gamble Co. (The)	406	58,137
Industrial Conglomerates — 1.4%
3M Co.	581	93,028
Industrial REITs — 0.4%
Prologis, Inc.	191	24,380
Insurance — 3.1%
Arthur J Gallagher & Co. (a)	206	53,313
Chubb Ltd.	150	46,745
Progressive Corp. (The)	260	59,214
Travelers Cos., Inc. (The)	151	43,708
		202,980
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C	551	172,725
Meta Platforms, Inc., Class A	85	56,222
		228,947
IT Services — 0.7%
International Business Machines Corp.	147	43,493
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	163	94,707
Machinery — 3.2%
Deere & Co.	156	72,594
Dover Corp.	466	91,013
Parker-Hannifin Corp.	48	42,310
		205,917
Media — 0.8%
Comcast Corp., Class A	1,793	53,605
Multi-Utilities — 1.4%
CMS Energy Corp.	826	57,777
Public Service Enterprise Group, Inc.	448	35,938
		93,715
Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	768	116,993
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	1,231	115,286
EOG Resources, Inc.	863	90,648
		322,927
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	952	51,333
Eli Lilly & Co.	36	39,063
Johnson & Johnson	559	115,722
Merck & Co., Inc.	641	67,489
		273,607
Residential REITs — 0.3%
AvalonBay Communities, Inc.	89	16,076
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	113	24,127
Analog Devices, Inc.	464	125,804
Micron Technology, Inc.	252	72,055
NXP Semiconductors NV (Netherlands)	301	65,467
Texas Instruments, Inc.	476	82,543
		369,996
Software — 1.7%
Microsoft Corp.	224	108,330
Specialized REITs — 0.5%
American Tower Corp.	173	30,419
Specialty Retail — 5.5%
AutoZone, Inc. *	15	48,922
Home Depot, Inc. (The)	229	78,690
Lowe's Cos., Inc.	427	103,014
O'Reilly Automotive, Inc. *	393	35,839
TJX Cos., Inc. (The)	562	86,369
		352,834
Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.	452	77,873
Tobacco — 1.9%
Philip Morris International, Inc.	772	123,767
Total Common Stocks (Cost $4,495,950)		6,451,370
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $28,076)	28,065	28,076
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $5,078)	5,078	5,078
Total Short-Term Investments (Cost $33,154)		33,154
Total Investments — 100.1% (Cost $4,529,104)		6,484,524
Liabilities in Excess of Other Assets — (0.1)%		(7,785)
NET ASSETS — 100.0%		6,476,739

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $4,917.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$42,864,500	$12,445,374	$6,038,886	$21,097,649
Investments in affiliates, at value	129,226	279,724	48,157	215,907
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	6,744	39,515	—	—
Options purchased, at value	—	—	—	258,715
Cash	—	—	7	— (a)
Deposits at broker for futures contracts	—	6,460	—	16,531
Receivables:
Investment securities sold	9,573	—	179,420	1,148,778
Fund shares sold	13,307	16,640	4,046	13,834
Interest from non-affiliates	—	16	20,418	—
Dividends from non-affiliates	50,503	6,433	6,299	14,550
Dividends from affiliates	888	161	82	653
Securities lending income (See Note 2.C.)	— (a)	4	—	—
Due from adviser	—	11	—	—
Total Assets	43,074,741	12,794,338	6,297,315	22,766,617
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	—	—
Distributions	—	—	1,989	—
Investment securities purchased	—	—	180,766	1,155,977
Collateral received on securities loaned (See Note 2.C.)	6,744	39,515	—	—
Fund shares redeemed	90,702	57,902	26,849	8,199
Variation margin on futures contracts	—	741	—	1,868
Options written, at value	—	—	—	260,121
Accrued liabilities:
Investment advisory fees	14,755	—	1,299	4,509
Administration fees	1,337	417	390	1,094
Distribution fees	1,443	291	336	695
Service fees	4,497	362	1,096	4,053
Custodian and accounting fees	350	91	61	164
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)	— (a)
Other	2,064	179	268	537
Total Liabilities	121,892	99,499	213,054	1,437,217
Net Assets	$42,952,849	$12,694,839	$6,084,261	$21,329,400

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$24,946,592	$4,219,045	$6,204,311	$12,653,035
Total distributable earnings (loss)	18,006,257	8,475,794	(120,050)	8,676,365
Total Net Assets	$42,952,849	$12,694,839	$6,084,261	$21,329,400
Net Assets:
Class A	$4,755,392	$1,133,191	$561,497	$1,482,757
Class C	548,881	75,970	338,482	592,134
Class I	15,045,841	1,577,581	4,235,151	16,939,173
Class R2	85,350	—	—	—
Class R3	142,639	—	—	—
Class R4	107,472	—	—	—
Class R5	567,121	—	408	3,427
Class R6	21,700,153	9,908,097	948,723	2,311,909
Total	$42,952,849	$12,694,839	$6,084,261	$21,329,400
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	196,906	11,069	39,393	42,096
Class C	23,385	750	23,746	16,962
Class I	607,788	15,386	297,043	479,285
Class R2	3,558	—	—	—
Class R3	5,912	—	—	—
Class R4	4,345	—	—	—
Class R5	22,885	—	28	95
Class R6	876,655	96,605	66,555	65,258
Net Asset Value (a):
Class A — Redemption price per share	$24.15	$102.38	$14.25	$35.22
Class C — Offering price per share (b)	23.47	101.29	14.25	34.91
Class I — Offering and redemption price per share	24.76	102.53	14.26	35.34
Class R2 — Offering and redemption price per share	23.99	—	—	—
Class R3 — Offering and redemption price per share	24.13	—	—	—
Class R4 — Offering and redemption price per share	24.73	—	—	—
Class R5 — Offering and redemption price per share	24.78	—	14.26	35.41
Class R6 — Offering and redemption price per share	24.75	102.56	14.25	35.43
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$25.49	$108.05	$15.04	$37.17
Cost of investments in non-affiliates	$25,782,430	$3,885,438	$4,833,539	$10,742,927
Cost of investments in affiliates	129,226	127,885	48,157	215,907
Cost of options purchased	—	—	—	259,215
Investment securities on loan, at value (See Note 2.C.)	6,552	38,267	—	—
Cost of investment of cash collateral (See Note 2.C.)	6,744	39,515	—	—
Premiums received from options written	—	—	—	260,683

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,371,323	$2,776,393	$119,101,899	$5,400,025
Investments in affiliates, at value	40,022	21,978	1,624,923	63,563
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	203,259	25,364
Options purchased, at value	16,265	20,291	—	—
Cash	—	2	— (a)	8
Deposits at broker for futures contracts	3,627	872	—	—
Receivables:
Investment securities sold	15	76	—	—
Fund shares sold	2,656	993	111,415	3,028
Interest from non-affiliates	—	—	—	127
Dividends from non-affiliates	3,708	1,910	23,718	6,536
Dividends from affiliates	140	52	5,557	247
Securities lending income (See Note 2.C.)	—	—	33	3
Total Assets	5,437,756	2,822,567	121,070,804	5,498,901
LIABILITIES:
Payables:
Due to custodian	1	—	—	—
Investment securities purchased	7	88	4,016	—
Collateral received on securities loaned (See Note 2.C.)	—	—	203,259	25,364
Fund shares redeemed	3,913	1,244	510,354	3,673
Variation margin on futures contracts	350	182	—	—
Options written, at value	4,567	12,559	—	—
Accrued liabilities:
Investment advisory fees	1,153	592	44,367	1,743
Administration fees	348	178	427	264
Distribution fees	209	131	2,826	134
Service fees	996	555	9,518	616
Custodian and accounting fees	52	28	809	43
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)	1
Other	259	145	1,372	258
Total Liabilities	11,856	15,702	776,948	32,096
Net Assets	$5,425,900	$2,806,865	$120,293,856	$5,466,805

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,478,651	$2,028,915	$71,668,875	$4,558,787
Total distributable earnings (loss)	947,249	777,950	48,624,981	908,018
Total Net Assets	$5,425,900	$2,806,865	$120,293,856	$5,466,805
Net Assets:
Class A	$239,732	$157,213	$8,019,201	$342,380
Class C	246,914	151,831	1,189,435	79,346
Class I	4,167,778	2,312,183	32,745,513	2,370,622
Class R2	—	—	303,230	17,120
Class R3	—	—	899,227	16,772
Class R4	—	—	725,276	650
Class R5	1,140	37	1,033,999	32,181
Class R6	770,336	185,601	75,377,975	2,607,734
Total	$5,425,900	$2,806,865	$120,293,856	$5,466,805
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	12,089	7,503	101,607	15,841
Class C	12,500	7,278	24,797	3,930
Class I	209,931	110,177	400,313	112,758
Class R2	—	—	4,163	803
Class R3	—	—	11,309	801
Class R4	—	—	8,888	30
Class R5	57	2	12,135	1,505
Class R6	38,770	8,835	872,004	123,261
Net Asset Value (a):
Class A — Redemption price per share	$19.83	$20.95	$78.92	$21.61
Class C — Offering price per share (b)	19.75	20.86	47.97	20.19
Class I — Offering and redemption price per share	19.85	20.99	81.80	21.02
Class R2 — Offering and redemption price per share	—	—	72.83	21.32
Class R3 — Offering and redemption price per share	—	—	79.51	20.95
Class R4 — Offering and redemption price per share	—	—	81.60	21.65
Class R5 — Offering and redemption price per share	19.86	21.01	85.21	21.37
Class R6 — Offering and redemption price per share	19.87	21.01	86.44	21.16
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.93	$22.11	$83.29	$22.81
Cost of investments in non-affiliates	$3,324,932	$1,646,905	$72,174,582	$4,712,883
Cost of investments in affiliates	40,022	21,978	1,624,750	63,566
Cost of options purchased	80,595	38,756	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	195,838	24,539
Cost of investment of cash collateral (See Note 2.C.)	—	—	203,259	25,364
Premiums received from options written	78,970	37,508	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$34,205,698	$1,958,389	$4,233,188	$10,884,490
Investments in affiliates, at value	91,580	26,363	52,641	416,385
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	5,907	—	—
Cash	2	—	—	3
Deposits at broker for futures contracts	—	1,601	—	28,282
Receivables:
Investment securities sold	578,461	—	—	147,241
Fund shares sold	18,899	862	5,135	4,773
Dividends from non-affiliates	20,948	461	3,010	7,795
Dividends from affiliates	448	66	131	487
Tax reclaims	—	1	97	—
Securities lending income (See Note 2.C.)	— (a)	— (a)	—	—
Total Assets	34,916,036	1,993,650	4,294,202	11,489,456
LIABILITIES:
Payables:
Due to custodian	—	— (a)	— (a)	—
Securities sold short, at value	—	—	776,194	—
Dividend expense to non-affiliates on securities sold short	—	—	751	—
Investment securities purchased	14,584	—	—	—
Interest expense to non-affiliates on securities sold short	—	—	361	—
Collateral received on securities loaned (See Note 2.C.)	—	5,907	—	—
Fund shares redeemed	562,410	1,777	2,311	534,044
Variation margin on futures contracts	—	182	—	3,604
Accrued liabilities:
Investment advisory fees	11,695	447	1,762	1,971
Administration fees	1,142	89	108	374
Distribution fees	1,215	82	152	151
Service fees	2,652	140	112	181
Custodian and accounting fees	246	16	35	81
Trustees’ and Chief Compliance Officer’s fees	6	1	1	— (a)
Other	680	28	6	88
Total Liabilities	594,630	8,669	781,793	540,494
Net Assets	$34,321,406	$1,984,981	$3,512,409	$10,948,962

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$17,826,386	$864,096	$1,899,411	$5,269,790
Total distributable earnings (loss)	16,495,020	1,120,885	1,612,998	5,679,172
Total Net Assets	$34,321,406	$1,984,981	$3,512,409	$10,948,962
Net Assets:
Class A	$3,045,354	$241,530	$384,105	$702,527
Class C	567,866	13,508	107,610	—
Class I	5,793,418	284,000	2,055,506	1,457,438
Class L	4,663,754	—	—	—
Class R2	313,076	51,862	3,873	—
Class R3	293,748	—	—	—
Class R4	122,179	—	—	—
Class R5	1,124,324	187,959	51,096	—
Class R6	18,397,687	1,206,122	910,219	8,788,997
Total	$34,321,406	$1,984,981	$3,512,409	$10,948,962
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	113,835	2,596	17,349	14,866
Class C	22,632	155	6,458	—
Class I	215,494	2,942	87,340	30,361
Class L	172,953	—	—	—
Class R2	11,904	589	205	—
Class R3	11,045	—	—	—
Class R4	4,554	—	—	—
Class R5	41,667	1,997	2,131	—
Class R6	679,713	12,817	37,996	183,418
Net Asset Value (a):
Class A — Redemption price per share	$26.75	$93.06	$22.14	$47.26
Class C — Offering price per share (b)	25.09	87.48	16.66	—
Class I — Offering and redemption price per share	26.88	96.54	23.53	48.00
Class L — Offering and redemption price per share	26.97	—	—	—
Class R2 — Offering and redemption price per share	26.30	87.99	18.91	—
Class R3 — Offering and redemption price per share	26.60	—	—	—
Class R4 — Offering and redemption price per share	26.83	—	—	—
Class R5 — Offering and redemption price per share	26.98	94.13	23.97	—
Class R6 — Offering and redemption price per share	27.07	94.10	23.96	47.92
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.23	$98.22	$23.37	$49.88
Cost of investments in non-affiliates	$17,849,847	$850,155	$2,592,452	$5,399,260
Cost of investments in affiliates	91,580	26,362	52,637	416,373
Investment securities on loan, at value (See Note 2.C.)	—	5,753	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	5,907	—	—
Proceeds from securities sold short	—	—	774,356	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$295,964	$6,451,370
Investments in affiliates, at value	6,365	28,076
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	5,078
Cash	—	31
Deposits at broker for futures contracts	302	—
Receivables:
Fund shares sold	145	3,034
Dividends from non-affiliates	165	6,279
Dividends from affiliates	21	111
Securities lending income (See Note 2.C.)	—	3
Total Assets	302,962	6,493,982
LIABILITIES:
Payables:
Due to custodian	— (a)	—
Collateral received on securities loaned (See Note 2.C.)	—	5,078
Fund shares redeemed	211	8,236
Variation margin on futures contracts	34	—
Accrued liabilities:
Investment advisory fees	60	2,049
Administration fees	8	309
Distribution fees	27	412
Service fees	9	931
Custodian and accounting fees	10	52
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	40	175
Total Liabilities	400	17,243
Net Assets	$302,562	$6,476,739

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$219,507	$4,461,559
Total distributable earnings (loss)	83,055	2,015,180
Total Net Assets	$302,562	$6,476,739
Net Assets:
Class A	$114,251	$1,557,398
Class C	4,622	116,723
Class I	105,861	2,716,093
Class R2	—	7,055
Class R3	—	14,667
Class R4	—	4,808
Class R5	—	8,974
Class R6	77,828	2,051,021
Total	$302,562	$6,476,739
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,433	18,599
Class C	59	1,605
Class I	1,313	30,270
Class R2	—	84
Class R3	—	164
Class R4	—	54
Class R5	—	99
Class R6	966	22,645
Net Asset Value (a):
Class A — Redemption price per share	$79.73	$83.74
Class C — Offering price per share (b)	77.86	72.69
Class I — Offering and redemption price per share	80.62	89.73
Class R2 — Offering and redemption price per share	—	83.89
Class R3 — Offering and redemption price per share	—	89.44
Class R4 — Offering and redemption price per share	—	89.73
Class R5 — Offering and redemption price per share	—	90.53
Class R6 — Offering and redemption price per share	80.59	90.57
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$84.15	$88.38
Cost of investments in non-affiliates	$212,661	$4,495,950
Cost of investments in affiliates	6,364	28,076
Investment securities on loan, at value (See Note 2.C.)	—	4,917
Cost of investment of cash collateral (See Note 2.C.)	—	5,078

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4	$65	$212,808	$298
Interest income from affiliates	—	—	94	— (a)
Dividend income from non-affiliates	487,230	70,041	42,287	119,268
Dividend income from affiliates	4,163	2,393	509	3,476
Income from securities lending (net) (See Note 2.C.)	— (a)	11	— (a)	—
Total investment income	491,397	72,510	255,698	123,042
EXPENSES:
Investment advisory fees	87,899	2,459	7,887	26,808
Administration fees	7,873	4,339	2,366	6,466
Distribution fees:
Class A	5,977	1,392	715	1,862
Class C	2,211	293	1,266	2,271
Class R2	231	—	—	—
Class R3	197	—	—	—
Service fees:
Class A	5,977	1,392	715	1,862
Class C	737	98	422	757
Class I	19,321	1,923	5,504	21,464
Class R2	115	—	—	—
Class R3	197	—	—	—
Class R4	146	—	—	—
Class R5	309	—	— (a)	2
Custodian and accounting fees	645	186	120	322
Interest expense to affiliates	2	— (a)	2	—
Professional fees	116	65	57	98
Trustees’ and Chief Compliance Officer’s fees	60	27	20	37
Printing and mailing costs	1,082	73	164	381
Registration and filing fees	198	56	153	300
Transfer agency fees (See Note 2.K.)	413	142	45	128
Other	151	44	30	73
Total expenses	133,857	12,489	19,466	62,831
Less fees waived	(101)	(5,863)	(16)	(191)
Less expense reimbursements	—	(30)	—	—
Net expenses	133,756	6,596	19,450	62,640
Net investment income (loss)	357,641	65,914	236,248	60,402

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	65

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,679,239	$32,775	$(12,102)	$1,117,105
Investments in affiliates	76	2,703	5	—
Options purchased	—	—	—	(586,928)
Futures contracts	—	5,341	—	18,080
Options written	—	—	—	(50,087)
Net realized gain (loss)	2,679,315	40,819	(12,097)	498,170
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	300,220	1,130,043	102,353	901,221
Investments in affiliates	(7)	16,741	— (a)	—
Options purchased	—	—	—	(4,442)
Futures contracts	—	(1,037)	—	(1,226)
Options written	—	—	—	426
Change in net unrealized appreciation/depreciation	300,213	1,145,747	102,353	895,979
Net realized/unrealized gains (losses)	2,979,528	1,186,566	90,256	1,394,149
Change in net assets resulting from operations	$3,337,169	$1,252,480	$326,504	$1,454,551

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$100	$64	$4	$136
Interest income from affiliates	— (a)	—	2	—
Dividend income from non-affiliates	30,136	16,131	316,317	48,520
Dividend income from affiliates	1,312	672	43,202	1,771
Income from securities lending (net) (See Note 2.C.)	—	—	149	84
Total investment income	31,548	16,867	359,674	50,511
EXPENSES:
Investment advisory fees	6,723	3,614	274,890	10,736
Administration fees	2,017	1,084	11,772	2,013
Distribution fees:
Class A	317	201	10,253	418
Class C	934	570	4,559	291
Class R2	—	—	760	44
Class R3	—	—	1,113	20
Service fees:
Class A	317	201	10,253	418
Class C	311	190	1,520	97
Class I	5,430	2,971	40,702	2,991
Class R2	—	—	380	22
Class R3	—	—	1,113	20
Class R4	—	—	932	1
Class R5	1	— (a)	533	17
Custodian and accounting fees	99	59	1,628	84
Interest expense to affiliates	—	— (a)	13	— (a)
Professional fees	54	47	251	54
Trustees’ and Chief Compliance Officer’s fees	19	16	142	19
Printing and mailing costs	143	80	1,535	153
Registration and filing fees	128	108	660	58
Transfer agency fees (See Note 2.K.)	35	17	882	60
Other	45	24	370	23
Total expenses	16,573	9,182	364,261	17,539
Less fees waived	(34)	(24)	(24,190)	(1,427)
Less expense reimbursements	—	(1)	(181)	(12)
Net expenses	16,539	9,157	339,890	16,100
Net investment income (loss)	15,009	7,710	19,784	34,411

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	67

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$305,412	$237,600	$8,305,981	$497,738
Investments in affiliates	—	—	352	9
Options purchased	(185,754)	(86,603)	—	—
Futures contracts	(3,179)	2,801	—	—
Options written	(379,787)	(88,851)	—	—
Net realized gain (loss)	(263,308)	64,947	8,306,333	497,747
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	219,742	43,129	12,488	31,768
Investments in affiliates	—	—	159	(6)
Options purchased	43,734	20,005	—	—
Futures contracts	(1,280)	(1,013)	—	—
Options written	282,805	65,955	—	—
Change in net unrealized appreciation/depreciation	545,001	128,076	12,647	31,762
Net realized/unrealized gains (losses)	281,693	193,023	8,318,980	529,509
Change in net assets resulting from operations	$296,702	$200,733	$8,338,764	$563,920
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$47	$29	$26	$128
Interest income from affiliates	7	—	—	—
Dividend income from non-affiliates	176,503	5,760	25,313	64,168
Dividend income from affiliates	3,260	328	886	1,821
Income from securities lending (net) (See Note 2.C.)	2	— (a)	—	—
Total investment income	179,819	6,117	26,225	66,117
EXPENSES:
Investment advisory fees	69,582	2,949	11,392	14,429
Administration fees	7,430	737	1,315	4,147
Distribution fees:
Class A	3,840	292	475	846
Class C	2,129	48	384	—
Class R2	812	131	19	—
Class R3	366	—	—	—
Service fees:
Class A	3,840	292	475	846
Class C	710	16	128	—
Class I	7,327	397	2,610	1,744
Class L	2,213	—	—	—
Class R2	406	65	10	—
Class R3	366	—	—	—
Class R4	155	—	—	—
Class R5	601	90	25	—
Custodian and accounting fees	481	32	63	167
Interest expense to affiliates	2	—	— (a)	— (a)
Professional fees	110	46	53	64
Trustees’ and Chief Compliance Officer’s fees	55	15	17	25
Printing and mailing costs	670	24	54	113
Registration and filing fees	313	71	119	178
Transfer agency fees (See Note 2.K.)	241	27	31	68
Dividend expense to non-affiliates on securities sold short	—	—	8,571	—
Interest expense to non-affiliates on securities sold short	—	—	2,161	—
Other	124	13	16	48
Total expenses	101,773	5,245	27,918	22,675
Less fees waived	(2,404)	(561)	(4,250)	(6,383)
Less expense reimbursements	(115)	—	—	—
Net expenses	99,254	4,684	23,668	16,292
Net investment income (loss)	80,565	1,433	2,557	49,825

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,286,539	$61,298	$137,573	$467,902
Investments in affiliates	38	4	9	16
Futures contracts	2,930	726	2,099	7,112
Securities sold short	—	—	(38,118)	—
Net realized gain (loss)	1,289,507	62,028	101,563	475,030
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,608,667	180,120	195,812	609,255
Investments in affiliates	(15)	— (a)	1	5
Futures contracts	(13)	(287)	(1,581)	(512)
Securities sold short	—	—	(2,437)	—
Change in net unrealized appreciation/depreciation	1,608,639	179,833	191,795	608,748
Net realized/unrealized gains (losses)	2,898,146	241,861	293,358	1,083,778
Change in net assets resulting from operations	$2,978,711	$243,294	$295,915	$1,133,603

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$9
Dividend income from non-affiliates	1,466	60,307
Dividend income from affiliates	132	1,518
Income from securities lending (net) (See Note 2.C.)	—	10
Total investment income	1,614	61,844
EXPENSES:
Investment advisory fees	441	13,036
Administration fees	110	2,444
Distribution fees:
Class A	132	1,913
Class C	17	440
Class R2	—	18
Class R3	—	18
Service fees:
Class A	132	1,913
Class C	6	147
Class I	135	3,486
Class R2	—	9
Class R3	—	18
Class R4	—	5
Class R5	—	6
Custodian and accounting fees	16	98
Interest expense to affiliates	—	— (a)
Professional fees	45	55
Trustees’ and Chief Compliance Officer’s fees	14	20
Printing and mailing costs	18	128
Registration and filing fees	34	121
Transfer agency fees (See Note 2.K.)	6	127
Other	7	27
Total expenses	1,113	24,029
Less fees waived	(395)	(1,733)
Less expense reimbursements	—	(19)
Net expenses	718	22,277
Net investment income (loss)	896	39,567

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10,543	$165,242
Investments in affiliates	1	19
Futures contracts	383	—
Net realized gain (loss)	10,927	165,261
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,485	326,023
Investments in affiliates	— (a)	(2)
Futures contracts	(50)	—
Change in net unrealized appreciation/depreciation	14,435	326,021
Net realized/unrealized gains (losses)	25,362	491,282
Change in net assets resulting from operations	$26,258	$530,849

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$357,641	$838,565	$65,914	$133,624
Net realized gain (loss)	2,679,315	3,632,012	40,819	89,603
Change in net unrealized appreciation/depreciation	300,213	1,251,891	1,145,747	1,328,868
Change in net assets resulting from operations	3,337,169	5,722,468	1,252,480	1,552,095
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(446,082)	(350,071)	(6,290)	(8,784)
Class C	(52,442)	(51,812)	(200)	(225)
Class I	(1,410,681)	(1,213,461)	(10,763)	(15,600)
Class R2	(7,865)	(7,022)	—	—
Class R3	(13,632)	(13,098)	—	—
Class R4	(9,976)	(12,783)	—	—
Class R5	(54,031)	(65,204)	—	—
Class R6	(2,041,706)	(1,755,520)	(74,145)	(108,455)
Total distributions to shareholders	(4,036,415)	(3,468,971)	(91,398)	(133,064)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(183,927)	(2,984,260)	121,027	(345,226)
NET ASSETS:
Change in net assets	(883,173)	(730,763)	1,282,109	1,073,805
Beginning of period	43,836,022	44,566,785	11,412,730	10,338,925
End of period	$42,952,849	$43,836,022	$12,694,839	$11,412,730
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$236,248	$517,398	$60,402	$158,468
Net realized gain (loss)	(12,097)	(100,504)	498,170	57,036
Change in net unrealized appreciation/depreciation	102,353	87,958	895,979	1,200,961
Change in net assets resulting from operations	326,504	504,852	1,454,551	1,416,465
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,882)	(44,323)	(3,317)	(7,480)
Class C	(11,498)	(23,497)	(45)	(387)
Class I	(166,283)	(356,815)	(58,926)	(126,088)
Class R5	(18)	(40)	(14)	(42)
Class R6	(38,859)	(93,384)	(10,409)	(21,402)
Total distributions to shareholders	(237,540)	(518,059)	(72,711)	(155,399)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(400,164)	182,010	(1,109,457)	104,501
NET ASSETS:
Change in net assets	(311,200)	168,803	272,383	1,365,567
Beginning of period	6,395,461	6,226,658	21,057,017	19,691,450
End of period	$6,084,261	$6,395,461	$21,329,400	$21,057,017
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,009	$38,679	$7,710	$22,591
Net realized gain (loss)	(263,308)	132,040	64,947	68,173
Change in net unrealized appreciation/depreciation	545,001	215,751	128,076	152,796
Change in net assets resulting from operations	296,702	386,470	200,733	243,560
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(533)	(1,231)	(370)	(654)
Class C	(7)	(141)	(15)	(68)
Class I	(14,624)	(30,799)	(8,269)	(17,571)
Class R5	(5)	(8)	— (a)	— (a)
Class R6	(2,775)	(5,788)	(888)	(3,828)
Total distributions to shareholders	(17,944)	(37,967)	(9,542)	(22,121)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(41,876)	87,975	(607,917)	95,306
NET ASSETS:
Change in net assets	236,882	436,478	(416,726)	316,745
Beginning of period	5,189,018	4,752,540	3,223,591	2,906,846
End of period	$5,425,900	$5,189,018	$2,806,865	$3,223,591

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,784	$293,567	$34,411	$70,401
Net realized gain (loss)	8,306,333	8,078,400	497,747	266,675
Change in net unrealized appreciation/depreciation	12,647	6,169,405	31,762	249,089
Change in net assets resulting from operations	8,338,764	14,541,372	563,920	586,165
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(861,124)	(73,377)	(23,126)	(30,009)
Class C	(198,124)	(15,893)	(5,544)	(8,026)
Class I	(3,428,450)	(254,318)	(177,142)	(229,234)
Class R2	(34,388)	(2,693)	(1,146)	(1,495)
Class R3	(92,815)	(7,938)	(1,162)	(1,406)
Class R4	(74,917)	(7,545)	(68)	(171)
Class R5	(104,273)	(10,307)	(2,409)	(3,551)
Class R6	(7,610,503)	(770,115)	(185,921)	(224,967)
Total distributions to shareholders	(12,404,594)	(1,142,186)	(396,518)	(498,859)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,295,288	6,585,164	249,384	722,622
NET ASSETS:
Change in net assets	6,229,458	19,984,350	416,786	809,928
Beginning of period	114,064,398	94,080,048	5,050,019	4,240,091
End of period	$120,293,856	$114,064,398	$5,466,805	$5,050,019
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$80,565	$190,689	$1,433	$4,970
Net realized gain (loss)	1,289,507	1,056,495	62,028	124,902
Change in net unrealized appreciation/depreciation	1,608,639	2,378,950	179,833	108,805
Change in net assets resulting from operations	2,978,711	3,626,134	243,294	238,677
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(158,428)	(160,572)	(17,172)	(10,778)
Class C	(30,853)	(29,799)	(994)	(683)
Class I	(307,115)	(325,048)	(19,877)	(11,444)
Class L	(251,335)	(222,450)	—	—
Class R2	(16,386)	(17,541)	(3,844)	(2,874)
Class R3	(15,462)	(14,448)	—	—
Class R4	(6,465)	(6,843)	—	—
Class R5	(60,739)	(78,964)	(13,346)	(9,189)
Class R6	(1,017,876)	(1,064,602)	(87,351)	(57,887)
Total distributions to shareholders	(1,864,659)	(1,920,267)	(142,584)	(92,855)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,028,617	659,457	12,806	211,261
NET ASSETS:
Change in net assets	2,142,669	2,365,324	113,516	357,083
Beginning of period	32,178,737	29,813,413	1,871,465	1,514,382
End of period	$34,321,406	$32,178,737	$1,984,981	$1,871,465
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,557	$5,609	$49,825	$110,033
Net realized gain (loss)	101,563	47,824	475,030	488,124
Change in net unrealized appreciation/depreciation	191,795	280,250	608,748	722,307
Change in net assets resulting from operations	295,915	333,683	1,133,603	1,320,464
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,075)	(22,370)	(35,107)	(11,151)
Class C	(4,071)	(6,307)	—	—
Class I	(59,864)	(107,912)	(71,908)	(70,693)
Class R2	(131)	(592)	—	—
Class R5	(1,465)	(2,791)	—	—
Class R6	(26,558)	(35,849)	(471,267)	(531,861)
Total distributions to shareholders	(103,164)	(175,821)	(578,282)	(613,705)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(18,576)	792,132	(638,897)	954,145
NET ASSETS:
Change in net assets	174,175	949,994	(83,576)	1,660,904
Beginning of period	3,338,234	2,388,240	11,032,538	9,371,634
End of period	$3,512,409	$3,338,234	$10,948,962	$11,032,538
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$896	$1,671	$39,567	$84,400
Net realized gain (loss)	10,927	31,960	165,261	203,528
Change in net unrealized appreciation/depreciation	14,435	(4,942)	326,021	368,897
Change in net assets resulting from operations	26,258	28,689	530,849	656,825
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,239)	(369)	(70,526)	(37,003)
Class C	(402)	(1)	(5,848)	(3,127)
Class I	(9,709)	(680)	(118,516)	(71,787)
Class R2	—	—	(310)	(158)
Class R3	—	—	(633)	(254)
Class R4	—	—	(206)	(58)
Class R5	—	—	(404)	(397)
Class R6	(7,073)	(570)	(91,931)	(56,148)
Total distributions to shareholders	(27,423)	(1,620)	(288,374)	(168,932)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,620	26,567	(162,757)	211,140
NET ASSETS:
Change in net assets	31,455	53,636	79,718	699,033
Beginning of period	271,107	217,471	6,397,021	5,697,988
End of period	$302,562	$271,107	$6,476,739	$6,397,021
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$240,821	$555,740	$41,036	$99,188
Distributions reinvested	413,573	324,641	6,012	8,400
Cost of shares redeemed	(462,149)	(894,899)	(74,966)	(132,757)
Change in net assets resulting from Class A capital transactions	192,245	(14,518)	(27,918)	(25,169)
Class C
Proceeds from shares issued	10,837	49,178	2,293	6,265
Distributions reinvested	50,221	48,821	200	213
Cost of shares redeemed	(116,023)	(273,537)	(11,079)	(32,004)
Change in net assets resulting from Class C capital transactions	(54,965)	(175,538)	(8,586)	(25,526)
Class I
Proceeds from shares issued	785,097	1,949,103	111,857	415,258
Distributions reinvested	1,267,602	1,095,729	10,364	14,937
Cost of shares redeemed	(2,211,992)	(4,522,118)	(124,394)	(432,614)
Change in net assets resulting from Class I capital transactions	(159,293)	(1,477,286)	(2,173)	(2,419)
Class R2
Proceeds from shares issued	3,969	11,718	—	—
Distributions reinvested	7,783	6,934	—	—
Cost of shares redeemed	(18,300)	(26,808)	—	—
Change in net assets resulting from Class R2 capital transactions	(6,548)	(8,156)	—	—
Class R3
Proceeds from shares issued	9,844	28,040	—	—
Distributions reinvested	11,006	10,554	—	—
Cost of shares redeemed	(44,122)	(55,097)	—	—
Change in net assets resulting from Class R3 capital transactions	(23,272)	(16,503)	—	—
Class R4
Proceeds from shares issued	7,546	36,575	—	—
Distributions reinvested	9,976	12,783	—	—
Cost of shares redeemed	(36,316)	(132,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(18,794)	(83,030)	—	—
Class R5
Proceeds from shares issued	38,140	91,207	—	—
Distributions reinvested	52,197	63,131	—	—
Cost of shares redeemed	(207,782)	(367,523)	—	—
Change in net assets resulting from Class R5 capital transactions	(117,445)	(213,185)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,030,451	$2,524,007	$547,503	$1,238,525
Distributions reinvested	1,985,530	1,704,252	73,660	107,688
Cost of shares redeemed	(3,011,836)	(5,224,303)	(461,459)	(1,638,325)
Change in net assets resulting from Class R6 capital transactions	4,145	(996,044)	159,704	(292,112)
Total change in net assets resulting from capital transactions	$(183,927)	$(2,984,260)	$121,027	$(345,226)
SHARE TRANSACTIONS:
Class A
Issued	9,556	22,818	413	1,144
Reinvested	16,893	13,333	59	96
Redeemed	(18,339)	(36,814)	(759)	(1,539)
Change in Class A Shares	8,110	(663)	(287)	(299)
Class C
Issued	443	2,069	24	75
Reinvested	2,112	2,058	2	2
Redeemed	(4,727)	(11,531)	(114)	(374)
Change in Class C Shares	(2,172)	(7,404)	(88)	(297)
Class I
Issued	30,491	78,437	1,127	4,848
Reinvested	50,497	43,999	102	170
Redeemed	(85,894)	(181,387)	(1,249)	(5,053)
Change in Class I Shares	(4,906)	(58,951)	(20)	(35)
Class R2
Issued	158	485	—	—
Reinvested	320	287	—	—
Redeemed	(723)	(1,103)	—	—
Change in Class R2 Shares	(245)	(331)	—	—
Class R3
Issued	392	1,156	—	—
Reinvested	450	434	—	—
Redeemed	(1,753)	(2,258)	—	—
Change in Class R3 Shares	(911)	(668)	—	—
Class R4
Issued	291	1,465	—	—
Reinvested	398	514	—	—
Redeemed	(1,406)	(5,322)	—	—
Change in Class R4 Shares	(717)	(3,343)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,476	3,653	—	—
Reinvested	2,076	2,532	—	—
Redeemed	(8,066)	(14,705)	—	—
Change in Class R5 Shares	(4,514)	(8,520)	—	—
Class R6
Issued	39,946	101,438	5,558	14,545
Reinvested	79,064	68,428	728	1,225
Redeemed	(116,789)	(209,602)	(4,660)	(18,797)
Change in Class R6 Shares	2,221	(39,736)	1,626	(3,027)
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$57,297	$167,635	$135,083	$433,602
Distributions reinvested	20,644	43,974	3,293	7,426
Cost of shares redeemed	(96,593)	(165,062)	(203,636)	(468,982)
Change in net assets resulting from Class A capital transactions	(18,652)	46,547	(65,260)	(27,954)
Class C
Proceeds from shares issued	26,988	72,603	32,226	151,872
Distributions reinvested	11,402	23,363	45	385
Cost of shares redeemed	(34,485)	(61,736)	(71,515)	(101,015)
Change in net assets resulting from Class C capital transactions	3,905	34,230	(39,244)	51,242
Class I
Proceeds from shares issued	592,729	1,860,331	1,544,825	4,931,189
Distributions reinvested	161,558	348,924	57,521	123,002
Cost of shares redeemed	(1,063,914)	(1,874,710)	(2,741,906)	(4,629,408)
Change in net assets resulting from Class I capital transactions	(309,627)	334,545	(1,139,560)	424,783
Class R5
Proceeds from shares issued	36	596	253	755
Distributions reinvested	17	39	14	42
Cost of shares redeemed	(185)	(368)	(185)	(3,745)
Change in net assets resulting from Class R5 capital transactions	(132)	267	82	(2,948)
Class R6
Proceeds from shares issued	22,524	46,941	313,208	1,051,969
Distributions reinvested	36,413	87,749	5,313	11,285
Cost of shares redeemed	(134,595)	(368,269)	(183,996)	(1,403,876)
Change in net assets resulting from Class R6 capital transactions	(75,658)	(233,579)	134,525	(340,622)
Total change in net assets resulting from capital transactions	$(400,164)	$182,010	$(1,109,457)	$104,501
SHARE TRANSACTIONS:
Class A
Issued	4,053	11,673	3,944	13,424
Reinvested	1,458	3,068	95	228
Redeemed	(6,830)	(11,580)	(5,947)	(14,512)
Change in Class A Shares	(1,319)	3,161	(1,908)	(860)
Class C
Issued	1,910	5,047	959	4,714
Reinvested	806	1,631	1	12
Redeemed	(2,439)	(4,314)	(2,105)	(3,148)
Change in Class C Shares	277	2,364	(1,145)	1,578
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	41,927	130,053	45,065	152,732
Reinvested	11,411	24,338	1,655	3,759
Redeemed	(75,239)	(131,228)	(79,887)	(143,167)
Change in Class I Shares	(21,901)	23,163	(33,167)	13,324
Class R5
Issued	2	42	7	23
Reinvested	1	3	— (a)	1
Redeemed	(13)	(28)	(6)	(116)
Change in Class R5 Shares	(10)	17	1	(92)
Class R6
Issued	1,594	3,279	9,019	32,862
Reinvested	2,573	6,113	153	344
Redeemed	(9,507)	(25,699)	(5,332)	(43,210)
Change in Class R6 Shares	(5,340)	(16,307)	3,840	(10,004)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,520	$53,180	$12,246	$50,870
Distributions reinvested	531	1,227	368	653
Cost of shares redeemed	(48,650)	(72,587)	(23,031)	(43,353)
Change in net assets resulting from Class A capital transactions	(24,599)	(18,180)	(10,417)	8,170
Class C
Proceeds from shares issued	11,278	46,176	4,363	37,734
Distributions reinvested	6	140	15	67
Cost of shares redeemed	(20,283)	(47,195)	(11,547)	(18,575)
Change in net assets resulting from Class C capital transactions	(8,999)	(879)	(7,169)	19,226
Class I
Proceeds from shares issued	700,915	1,709,276	251,958	1,248,542
Distributions reinvested	14,224	30,066	8,083	17,272
Cost of shares redeemed	(1,032,836)	(1,617,312)	(704,264)	(1,121,441)
Change in net assets resulting from Class I capital transactions	(317,697)	122,030	(444,223)	144,373
Class R5
Proceeds from shares issued	26	356	9	6
Distributions reinvested	5	8	— (a)	— (a)
Cost of shares redeemed	(29)	(229)	(6)	— (a)
Change in net assets resulting from Class R5 capital transactions	2	135	3	6
Class R6
Proceeds from shares issued	346,562	696,148	68,492	229,540
Distributions reinvested	2,601	5,347	632	3,368
Cost of shares redeemed	(39,746)	(716,626)	(215,235)	(309,377)
Change in net assets resulting from Class R6 capital transactions	309,417	(15,131)	(146,111)	(76,469)
Total change in net assets resulting from capital transactions	$(41,876)	$87,975	$(607,917)	$95,306
SHARE TRANSACTIONS:
Class A
Issued	1,221	2,896	602	2,659
Reinvested	27	67	18	34
Redeemed	(2,500)	(3,965)	(1,129)	(2,287)
Change in Class A Shares	(1,252)	(1,002)	(509)	406
Class C
Issued	592	2,525	216	1,986
Reinvested	— (a)	8	1	4
Redeemed	(1,053)	(2,589)	(571)	(985)
Change in Class C Shares	(461)	(56)	(354)	1,005

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class I
Issued	36,317	93,439	12,392	65,878
Reinvested	727	1,630	393	900
Redeemed	(53,160)	(88,889)	(34,953)	(59,100)
Change in Class I Shares	(16,116)	6,180	(22,168)	7,678
Class R5
Issued	1	19	— (a)	1
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1)	(12)	— (a)	— (a)
Change in Class R5 Shares	— (a)	7	— (a)	1
Class R6
Issued	17,772	38,309	3,325	12,266
Reinvested	133	290	30	176
Redeemed	(2,040)	(39,290)	(10,694)	(16,225)
Change in Class R6 Shares	15,865	(691)	(7,339)	(3,783)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$598,795	$1,365,507	$28,546	$52,975
Distributions reinvested	803,132	68,401	22,736	29,497
Cost of shares redeemed	(819,347)	(1,303,748)	(39,292)	(68,031)
Change in net assets resulting from Class A capital transactions	582,580	130,160	11,990	14,441
Class C
Proceeds from shares issued	114,159	314,836	7,259	10,817
Distributions reinvested	187,740	14,918	5,539	8,012
Cost of shares redeemed	(135,811)	(205,022)	(11,443)	(25,659)
Change in net assets resulting from Class C capital transactions	166,088	124,732	1,355	(6,830)
Class I
Proceeds from shares issued	5,201,183	8,851,531	305,671	1,038,031
Distributions reinvested	3,103,224	229,506	159,625	209,647
Cost of shares redeemed	(4,145,112)	(5,429,101)	(424,564)	(853,169)
Change in net assets resulting from Class I capital transactions	4,159,295	3,651,936	40,732	394,509
Class R2
Proceeds from shares issued	47,929	84,283	1,201	3,248
Distributions reinvested	34,141	2,674	1,144	1,490
Cost of shares redeemed	(38,018)	(81,309)	(2,879)	(2,633)
Change in net assets resulting from Class R2 capital transactions	44,052	5,648	(534)	2,105
Class R3
Proceeds from shares issued	125,977	233,009	1,441	1,737
Distributions reinvested	73,500	6,361	1,162	1,405
Cost of shares redeemed	(101,296)	(224,034)	(1,260)	(1,945)
Change in net assets resulting from Class R3 capital transactions	98,181	15,336	1,343	1,197
Class R4
Proceeds from shares issued	98,340	200,144	78	187
Distributions reinvested	70,386	7,273	68	171
Cost of shares redeemed	(144,375)	(267,198)	(756)	(1,279)
Change in net assets resulting from Class R4 capital transactions	24,351	(59,781)	(610)	(921)
Class R5
Proceeds from shares issued	113,700	244,615	4,255	5,017
Distributions reinvested	100,559	9,991	2,210	3,309
Cost of shares redeemed	(142,474)	(379,940)	(5,309)	(15,297)
Change in net assets resulting from Class R5 capital transactions	71,785	(125,334)	1,156	(6,971)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,391,606	$15,792,636	$184,897	$481,222
Distributions reinvested	7,377,362	734,332	182,491	219,587
Cost of shares redeemed	(9,620,012)	(13,684,501)	(173,436)	(375,717)
Change in net assets resulting from Class R6 capital transactions	5,148,956	2,842,467	193,952	325,092
Total change in net assets resulting from capital transactions	$10,295,288	$6,585,164	$249,384	$722,622
SHARE TRANSACTIONS:
Class A
Issued	7,001	18,154	1,314	2,536
Reinvested	9,972	856	1,036	1,399
Redeemed	(9,555)	(17,409)	(1,797)	(3,254)
Change in Class A Shares	7,418	1,601	553	681
Class C
Issued	2,079	6,392	355	551
Reinvested	3,835	286	270	404
Redeemed	(2,500)	(4,184)	(563)	(1,311)
Change in Class C Shares	3,414	2,494	62	(356)
Class I
Issued	58,651	114,687	14,296	50,643
Reinvested	37,169	2,788	7,476	10,201
Redeemed	(47,035)	(70,456)	(20,056)	(42,072)
Change in Class I Shares	48,785	47,019	1,716	18,772
Class R2
Issued	608	1,215	56	156
Reinvested	459	36	53	72
Redeemed	(473)	(1,153)	(132)	(126)
Change in Class R2 Shares	594	98	(23)	102
Class R3
Issued	1,485	3,070	69	86
Reinvested	906	79	55	69
Redeemed	(1,163)	(2,963)	(60)	(97)
Change in Class R3 Shares	1,228	186	64	58
Class R4
Issued	1,114	2,579	3	9
Reinvested	845	89	3	8
Redeemed	(1,636)	(3,495)	(34)	(63)
Change in Class R4 Shares	323	(827)	(28)	(46)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,242	3,109	202	243
Reinvested	1,155	117	102	158
Redeemed	(1,533)	(4,765)	(247)	(731)
Change in Class R5 Shares	864	(1,539)	57	(330)
Class R6
Issued	79,030	194,227	8,658	24,023
Reinvested	83,511	8,521	8,494	10,624
Redeemed	(102,761)	(168,387)	(8,138)	(18,433)
Change in Class R6 Shares	59,780	34,361	9,014	16,214
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$202,853	$569,469	$25,530	$64,942
Distributions reinvested	151,559	153,797	12,917	8,363
Cost of shares redeemed	(322,909)	(549,132)	(21,431)	(44,821)
Change in net assets resulting from Class A capital transactions	31,503	174,134	17,016	28,484
Class C
Proceeds from shares issued	51,195	126,148	1,791	2,811
Distributions reinvested	30,069	29,002	932	631
Cost of shares redeemed	(62,267)	(126,062)	(1,215)	(5,035)
Change in net assets resulting from Class C capital transactions	18,997	29,088	1,508	(1,593)
Class I
Proceeds from shares issued	586,628	1,461,424	38,094	283,020
Distributions reinvested	289,698	309,179	18,275	9,887
Cost of shares redeemed	(857,775)	(1,659,072)	(131,308)	(154,031)
Change in net assets resulting from Class I capital transactions	18,551	111,531	(74,939)	138,876
Class L
Proceeds from shares issued	1,674,167	1,352,168	—	—
Distributions reinvested	249,159	219,329	—	—
Cost of shares redeemed	(489,506)	(1,492,277)	—	—
Change in net assets resulting from Class L capital transactions	1,433,820	79,220	—	—
Class R2
Proceeds from shares issued	13,014	48,938	4,285	10,669
Distributions reinvested	16,355	17,513	3,792	2,864
Cost of shares redeemed	(42,664)	(72,275)	(8,648)	(17,224)
Change in net assets resulting from Class R2 capital transactions	(13,295)	(5,824)	(571)	(3,691)
Class R3
Proceeds from shares issued	23,135	59,112	—	—
Distributions reinvested	13,936	13,155	—	—
Cost of shares redeemed	(29,650)	(59,642)	—	—
Change in net assets resulting from Class R3 capital transactions	7,421	12,625	—	—
Class R4
Proceeds from shares issued	6,253	34,630	—	—
Distributions reinvested	6,465	6,843	—	—
Cost of shares redeemed	(12,991)	(28,388)	—	—
Change in net assets resulting from Class R4 capital transactions	(273)	13,085	—	—
Class R5
Proceeds from shares issued	46,371	153,564	13,769	23,648
Distributions reinvested	58,561	76,557	13,261	9,179
Cost of shares redeemed	(242,699)	(369,833)	(13,875)	(38,651)
Change in net assets resulting from Class R5 capital transactions	(137,767)	(139,712)	13,155	(5,824)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,663,036	$3,636,203	$68,116	$106,830
Distributions reinvested	989,433	1,027,536	85,367	56,642
Cost of shares redeemed	(2,982,809)	(4,278,429)	(96,846)	(108,463)
Change in net assets resulting from Class R6 capital transactions	(330,340)	385,310	56,637	55,009
Total change in net assets resulting from capital transactions	$1,028,617	$659,457	$12,806	$211,261
SHARE TRANSACTIONS:
Class A
Issued	7,418	22,837	267	782
Reinvested	5,606	6,005	138	97
Redeemed	(11,782)	(22,079)	(226)	(548)
Change in Class A Shares	1,242	6,763	179	331
Class C
Issued	1,987	5,356	21	35
Reinvested	1,186	1,199	10	8
Redeemed	(2,422)	(5,376)	(13)	(64)
Change in Class C Shares	751	1,179	18	(21)
Class I
Issued	21,385	58,432	390	3,306
Reinvested	10,654	12,026	188	111
Redeemed	(31,004)	(66,634)	(1,348)	(1,833)
Change in Class I Shares	1,035	3,824	(770)	1,584
Class L
Issued	61,299	53,957	—	—
Reinvested	9,133	8,509	—	—
Redeemed	(17,810)	(60,678)	—	—
Change in Class L Shares	52,622	1,788	—	—
Class R2
Issued	485	1,998	48	139
Reinvested	616	694	43	35
Redeemed	(1,581)	(2,941)	(95)	(220)
Change in Class R2 Shares	(480)	(249)	(4)	(46)
Class R3
Issued	851	2,429	—	—
Reinvested	518	517	—	—
Redeemed	(1,094)	(2,379)	—	—
Change in Class R3 Shares	275	567	—	—
Class R4
Issued	229	1,394	—	—
Reinvested	238	267	—	—
Redeemed	(471)	(1,182)	—	—
Change in Class R4 Shares	(4)	479	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Equity Fund		JPMorgan U.S. GARP Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,672	6,107	144	283
Reinvested	2,145	2,968	139	105
Redeemed	(8,728)	(14,816)	(145)	(467)
Change in Class R5 Shares	(4,911)	(5,741)	138	(79)
Class R6
Issued	60,394	144,904	709	1,298
Reinvested	36,123	39,740	899	651
Redeemed	(108,254)	(169,319)	(1,008)	(1,290)
Change in Class R6 Shares	(11,737)	15,325	600	659
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,374	$74,877	$180,428	$625,524
Distributions reinvested	10,519	21,141	34,973	11,086
Cost of shares redeemed	(33,175)	(70,089)	(115,326)	(300,798)
Change in net assets resulting from Class A capital transactions	718	25,929	100,075	335,812
Class C
Proceeds from shares issued	17,133	41,280	—	—
Distributions reinvested	3,981	6,210	—	—
Cost of shares redeemed	(10,554)	(18,342)	—	—
Change in net assets resulting from Class C capital transactions	10,560	29,148	—	—
Class I
Proceeds from shares issued	192,846	948,040	201,749	670,378
Distributions reinvested	58,546	105,451	42,165	45,383
Cost of shares redeemed	(341,270)	(599,365)	(133,677)	(352,664)
Change in net assets resulting from Class I capital transactions	(89,878)	454,126	110,237	363,097
Class R2
Proceeds from shares issued	808	1,102	—	—
Distributions reinvested	131	591	—	—
Cost of shares redeemed	(6,151)	(967)	—	—
Change in net assets resulting from Class R2 capital transactions	(5,212)	726	—	—
Class R5
Proceeds from shares issued	9,697	10,258	—	—
Distributions reinvested	1,451	2,689	—	—
Cost of shares redeemed	(8,916)	(14,001)	—	—
Change in net assets resulting from Class R5 capital transactions	2,232	(1,054)	—	—
Class R6
Proceeds from shares issued	127,319	369,467	316,297	1,475,645
Distributions reinvested	21,537	29,153	467,720	522,922
Cost of shares redeemed	(85,852)	(115,363)	(1,633,226)	(1,743,331)
Change in net assets resulting from Class R6 capital transactions	63,004	283,257	(849,209)	255,236
Total change in net assets resulting from capital transactions	$(18,576)	$792,132	$(638,897)	$954,145
SHARE TRANSACTIONS:
Class A
Issued	1,065	3,713	3,811	15,453
Reinvested	472	1,026	734	252
Redeemed	(1,509)	(3,501)	(2,416)	(7,448)
Change in Class A Shares	28	1,238	2,129	8,257
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Large Cap Core Plus Fund		JPMorgan U.S. Research Enhanced Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class C
Issued	1,026	2,673	—	—
Reinvested	238	394	—	—
Redeemed	(631)	(1,204)	—	—
Change in Class C Shares	633	1,863	—	—
Class I
Issued	8,285	44,390	4,162	15,343
Reinvested	2,472	4,823	871	1,013
Redeemed	(14,571)	(28,502)	(2,774)	(8,205)
Change in Class I Shares	(3,814)	20,711	2,259	8,151
Class R2
Issued	42	63	—	—
Reinvested	7	33	—	—
Redeemed	(318)	(57)	—	—
Change in Class R2 Shares	(269)	39	—	—
Class R5
Issued	408	471	—	—
Reinvested	60	121	—	—
Redeemed	(375)	(652)	—	—
Change in Class R5 Shares	93	(60)	—	—
Class R6
Issued	5,345	17,139	6,577	34,292
Reinvested	894	1,310	9,683	11,702
Redeemed	(3,594)	(5,316)	(33,944)	(39,785)
Change in Class R6 Shares	2,645	13,133	(17,684)	6,209
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,134	$39,391	$83,187	$245,906
Distributions reinvested	10,165	365	66,628	34,970
Cost of shares redeemed	(11,246)	(17,158)	(119,312)	(170,834)
Change in net assets resulting from Class A capital transactions	24,053	22,598	30,503	110,042
Class C
Proceeds from shares issued	353	269	3,937	15,965
Distributions reinvested	402	— (a)	5,494	2,906
Cost of shares redeemed	(601)	(1,112)	(12,865)	(23,703)
Change in net assets resulting from Class C capital transactions	154	(843)	(3,434)	(4,832)
Class I
Proceeds from shares issued	6,633	24,995	391,303	796,511
Distributions reinvested	9,441	678	110,157	66,988
Cost of shares redeemed	(12,884)	(18,389)	(667,918)	(735,443)
Change in net assets resulting from Class I capital transactions	3,190	7,284	(166,458)	128,056
Class R2
Proceeds from shares issued	—	—	430	1,462
Distributions reinvested	—	—	310	158
Cost of shares redeemed	—	—	(680)	(1,625)
Change in net assets resulting from Class R2 capital transactions	—	—	60	(5)
Class R3
Proceeds from shares issued	—	—	1,730	6,036
Distributions reinvested	—	—	193	86
Cost of shares redeemed	—	—	(1,318)	(2,333)
Change in net assets resulting from Class R3 capital transactions	—	—	605	3,789
Class R4
Proceeds from shares issued	—	—	1,198	2,147
Distributions reinvested	—	—	206	58
Cost of shares redeemed	—	—	(370)	(1,678)
Change in net assets resulting from Class R4 capital transactions	—	—	1,034	527
Class R5
Proceeds from shares issued	—	—	667	7,843
Distributions reinvested	—	—	379	380
Cost of shares redeemed	—	—	(6,741)	(4,389)
Change in net assets resulting from Class R5 capital transactions	—	—	(5,695)	3,834

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$4,299	$11,627	$167,296	$455,431
Distributions reinvested	7,073	570	89,432	54,483
Cost of shares redeemed	(6,149)	(14,669)	(276,100)	(540,185)
Change in net assets resulting from Class R6 capital transactions	5,223	(2,472)	(19,372)	(30,271)
Total change in net assets resulting from capital transactions	$32,620	$26,567	$(162,757)	$211,140
SHARE TRANSACTIONS:
Class A
Issued	300	554	997	3,111
Reinvested	127	5	790	437
Redeemed	(136)	(229)	(1,426)	(2,166)
Change in Class A Shares	291	330	361	1,382
Class C
Issued	4	3	54	229
Reinvested	5	— (a)	75	41
Redeemed	(7)	(15)	(177)	(344)
Change in Class C Shares	2	(12)	(48)	(74)
Class I
Issued	79	327	4,394	9,480
Reinvested	116	9	1,219	785
Redeemed	(153)	(243)	(7,451)	(8,768)
Change in Class I Shares	42	93	(1,838)	1,497
Class R2
Issued	—	—	5	18
Reinvested	—	—	4	2
Redeemed	—	—	(8)	(20)
Change in Class R2 Shares	—	—	1	— (a)
Class R3
Issued	—	—	20	72
Reinvested	—	—	2	1
Redeemed	—	—	(15)	(28)
Change in Class R3 Shares	—	—	7	45
Class R4
Issued	—	—	14	27
Reinvested	—	—	2	1
Redeemed	—	—	(4)	(21)
Change in Class R4 Shares	—	—	12	7

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Sustainable Leaders Fund		JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	7	91
Reinvested	—	—	4	4
Redeemed	—	—	(75)	(52)
Change in Class R5 Shares	—	—	(64)	43
Class R6
Issued	51	153	1,858	5,360
Reinvested	87	7	980	634
Redeemed	(72)	(193)	(3,064)	(6,319)
Change in Class R6 Shares	66	(33)	(226)	(325)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	97

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED December 31, 2025
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$295,915
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,443,992)
Proceeds from disposition of investment securities	1,431,095
Covers of investment securities sold short	(561,392)
Proceeds from investment securities sold short	644,803
Purchases of short-term investments — affiliates, net	51,626
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(195,812)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(1)
Change in unrealized (appreciation)/depreciation on investment securities sold short	2,437
Net realized (gain)/loss on investments in non-affiliates	(137,573)
Net realized (gain)/loss on investments in affiliates	(9)
Net realized (gain)/loss on securities sold short	38,118
Increase in dividends receivable from affiliates	(119)
Increase in dividends receivable from non-affiliates	(583)
Increase in tax reclaims receivable	(56)
Decrease in variation margin receivable	255
Decrease in dividend expense payable to non-affiliates on securities sold short	(77)
Increase in interest expense payable to non-affiliates on securities sold short	75
Increase in investment advisory fees payable	213
Increase in administration fees payable	21
Increase in distribution fees payable	21
Increase in service fees payable	12
Increase in custodian and accounting fees payable	9
Increase in Trustees' and Chief Compliance Officer's fees	1
Decrease in other accrued expenses payable	(60)
Net cash provided (used) by operating activities	124,927
Cash flows provided (used) by financing activities:
Due to custodian	— (a)
Proceeds from shares issued	368,719
Payment for shares redeemed	(491,245)
Cash distributions paid to shareholders (net of reinvestments $96,165)	(6,999)
Net cash provided (used) by financing activities	(129,525)
Cash:
Net increase (decrease) in restricted and unrestricted cash and deposits at broker	(4,598)
Restricted and unrestricted cash and deposits at broker at beginning of year	4,598
Restricted and unrestricted cash and deposits at broker at end of year	$—

(a)	Amount rounds to less than one thousand.
Supplemental disclosure of cash flow information:
For the period ended December 31, 2025 the Fund paid approximately $2,086 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	December 31, 2025

	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2025	December 31, 2025
Cash	$350	$—
Deposits at broker:
Futures contracts	4,248	—
	$4,598	$—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$24.65	$0.16	$1.77	$1.93	$(0.18)	$(2.25)	$(2.43)
Year Ended June 30, 2025	23.49	0.37	2.68	3.05	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.02	0.10	1.71	1.81	(0.11)	(2.25)	(2.36)
Year Ended June 30, 2025	22.93	0.25	2.61	2.86	(0.27)	(1.50)	(1.77)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Class I
Six Months Ended December 31, 2025 (Unaudited)	25.21	0.20	1.81	2.01	(0.21)	(2.25)	(2.46)
Year Ended June 30, 2025	23.98	0.44	2.74	3.18	(0.45)	(1.50)	(1.95)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	24.50	0.13	1.75	1.88	(0.14)	(2.25)	(2.39)
Year Ended June 30, 2025	23.36	0.31	2.65	2.96	(0.32)	(1.50)	(1.82)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	24.62	0.16	1.78	1.94	(0.18)	(2.25)	(2.43)
Year Ended June 30, 2025	23.47	0.37	2.67	3.04	(0.39)	(1.50)	(1.89)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	25.19	0.20	1.80	2.00	(0.21)	(2.25)	(2.46)
Year Ended June 30, 2025	23.96	0.44	2.73	3.17	(0.44)	(1.50)	(1.94)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.15	7.76%	$4,755,392	0.95%	1.29%	0.95%	11%
24.65	13.17	4,653,837	0.95	1.53	0.95	20
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16

23.47	7.48	548,881	1.45	0.78	1.45	11
24.02	12.63	613,883	1.45	1.03	1.45	20
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16

24.76	7.91	15,045,841	0.70	1.54	0.70	11
25.21	13.46	15,445,719	0.70	1.78	0.70	20
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16

23.99	7.62	85,350	1.21	1.02	1.21	11
24.50	12.87	93,165	1.20	1.27	1.20	20
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16

24.13	7.80	142,639	0.95	1.28	0.95	11
24.62	13.13	168,022	0.95	1.53	0.95	20
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16

24.73	7.88	107,472	0.70	1.53	0.70	11
25.19	13.47	127,515	0.70	1.78	0.70	20
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$25.23	$0.22	$1.81	$2.03	$(0.23)	$(2.25)	$(2.48)
Year Ended June 30, 2025	24.00	0.48	2.73	3.21	(0.48)	(1.50)	(1.98)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	25.21	0.23	1.80	2.03	(0.24)	(2.25)	(2.49)
Year Ended June 30, 2025	23.98	0.51	2.73	3.24	(0.51)	(1.50)	(2.01)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.78	7.98%	$567,121	0.55%	1.68%	0.55%	11%
25.23	13.62	691,394	0.55	1.93	0.55	20
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16

24.75	8.01	21,700,153	0.45	1.79	0.45	11
25.21	13.74	22,042,487	0.45	2.03	0.45	20
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$92.97	$0.36	$9.61	$9.97	$(0.40)	$(0.16)	$(0.56)
Year Ended June 30, 2025	81.79	0.77	11.18	11.95	(0.77)	—	(0.77)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Class C
Six Months Ended December 31, 2025 (Unaudited)	91.98	0.06	9.51	9.57	(0.10)	(0.16)	(0.26)
Year Ended June 30, 2025	80.91	0.24	11.06	11.30	(0.23)	—	(0.23)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Class I
Six Months Ended December 31, 2025 (Unaudited)	93.10	0.49	9.63	10.12	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2025	81.90	0.98	11.20	12.18	(0.98)	—	(0.98)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	93.13	0.57	9.63	10.20	(0.61)	(0.16)	(0.77)
Year Ended June 30, 2025	81.93	1.12	11.20	12.32	(1.12)	—	(1.12)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Net expenses for Class R6 Shares are 0.044% for the six months ended December 31, 2025, 0.044% for the year ended June 30, 2025, 0.044% for the year ended
June 30, 2024, 0.045% for the year ended June 30, 2023, 0.045% for the year ended June 30,2022 and 0.044% for the year ended June 30, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$102.38	10.74%	$1,133,191	0.45%	0.73%	0.64%	2%
92.97	14.66	1,055,685	0.45	0.89	0.64	12
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26

101.29	10.40	75,970	1.05	0.13	1.12	2
91.98	13.98	77,065	1.05	0.28	1.12	12
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26

102.53	10.89	1,577,581	0.20	0.98	0.37	2
93.10	14.95	1,434,328	0.20	1.13	0.37	12
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26

102.56	10.97	9,908,097	0.04 (f)	1.13	0.12	2
93.13	15.12	8,845,652	0.04 (f)	1.29	0.12	12
81.93	24.51	8,029,206	0.04 (f)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (f)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (f)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (f)	1.49	0.13	26

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$14.05	$0.52	$0.20	$0.72	$(0.52)	$14.25
Year Ended June 30, 2025	14.06	1.13	(0.01)	1.12	(1.13)	14.05
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Class C
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.48	0.20	0.68	(0.48)	14.25
Year Ended June 30, 2025	14.06	1.06	(0.01)	1.05	(1.06)	14.05
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Class I
Six Months Ended December 31, 2025 (Unaudited)	14.06	0.54	0.20	0.74	(0.54)	14.26
Year Ended June 30, 2025	14.07	1.17	(0.02)	1.15	(1.16)	14.06
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Class R5
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.54	0.22	0.76	(0.55)	14.26
Year Ended June 30, 2025	14.07	1.20	(0.04)	1.16	(1.18)	14.05
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Class R6
Six Months Ended December 31, 2025 (Unaudited)	14.05	0.55	0.21	0.76	(0.56)	14.25
Year Ended June 30, 2025	14.06	1.19	— (f)	1.19	(1.20)	14.05
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	December 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

5.20%	$561,497	0.85%	7.26%	0.85%	93%
8.08	572,077	0.84	7.89	0.84	178
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217

4.94	338,482	1.35	6.77	1.35	93
7.55	329,783	1.34	7.40	1.34	178
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217

5.33	4,235,151	0.59	7.51	0.59	93
8.35	4,482,797	0.59	8.14	0.59	178
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217

5.48	408	0.45	7.62	0.49	93
8.42	533	0.45	8.39	0.47	178
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217

5.47	948,723	0.34	7.76	0.34	93
8.62	1,010,271	0.34	8.31	0.34	178
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$33.00	$0.06	$2.24	$2.30	$(0.08)	$35.22
Year Ended June 30, 2025	31.06	0.17	1.94	2.11	(0.17)	33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Class C
Six Months Ended December 31, 2025 (Unaudited)	32.72	(0.03)(f)	2.22	2.19	— (g)	34.91
Year Ended June 30, 2025	30.81	0.01	1.92	1.93	(0.02)	32.72
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Class I
Six Months Ended December 31, 2025 (Unaudited)	33.12	0.10	2.24	2.34	(0.12)	35.34
Year Ended June 30, 2025	31.16	0.25	1.96	2.21	(0.25)	33.12
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Class R5
Six Months Ended December 31, 2025 (Unaudited)	33.18	0.12	2.25	2.37	(0.14)	35.41
Year Ended June 30, 2025	31.21	0.29	1.97	2.26	(0.29)	33.18
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Class R6
Six Months Ended December 31, 2025 (Unaudited)	33.19	0.14	2.27	2.41	(0.17)	35.43
Year Ended June 30, 2025	31.23	0.34	1.95	2.29	(0.33)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	December 31, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.97%	$1,482,757	0.82%	0.33%	0.82%	14%
6.79	1,452,343	0.82	0.53	0.82	29
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39

6.70	592,134	1.32	(0.17)(f)	1.32	14
6.27	592,540	1.32	0.03	1.32	29
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39

7.08	16,939,173	0.57	0.58	0.57	14
7.10	16,970,246	0.57	0.78	0.57	29
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39

7.16	3,427	0.44	0.71	0.45	14
7.26	3,132	0.43	0.91	0.43	29
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39

7.26	2,311,909	0.32	0.83	0.32	14
7.35	2,038,756	0.32	1.03	0.32	29
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$18.83	$0.03	$1.01	$1.04	$(0.04)	$—	$(0.04)
Year Ended June 30, 2025	17.53	0.09	1.30	1.39	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Six Months Ended December 31, 2025 (Unaudited)	18.77	(0.02)(h)	1.00	0.98	— (i)	—	— (i)
Year Ended June 30, 2025	17.48	— (i)	1.30	1.30	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (i)	0.95	0.95	— (i)	—	—
Class I
Six Months Ended December 31, 2025 (Unaudited)	18.85	0.06	1.01	1.07	(0.07)	—	(0.07)
Year Ended June 30, 2025	17.55	0.14	1.30	1.44	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	18.86	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2025	17.55	0.16	1.31	1.47	(0.16)	—	(0.16)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.83	5.53%	$239,732	0.84%	0.32%	0.85%	25%
18.83	7.93	251,200	0.84	0.50	0.84	42
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

19.75	5.22	246,914	1.34	(0.18)(h)	1.35	25
18.77	7.44	243,213	1.34	0.01	1.34	42
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

19.85	5.66	4,167,778	0.59	0.58	0.59	25
18.85	8.20	4,261,391	0.59	0.76	0.59	42
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

19.86	5.74	1,140	0.45	0.72	0.46	25
18.86	8.40	1,081	0.45	0.89	0.45	42
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$18.87	$0.08	$1.01	$1.09	$(0.09)	$—	$(0.09)
Year Ended June 30, 2025	17.56	0.19	1.30	1.49	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.87	5.79%	$770,336	0.34%	0.84%	0.35%	25%
18.87	8.52	432,133	0.34	1.04	0.34	42
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$19.61	$0.03	$1.36	$1.39	$(0.05)	$—	$(0.05)
Year Ended June 30, 2025	18.27	0.09	1.34	1.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.53	(0.02)(h)	1.35	1.33	— (i)	—	—
Year Ended June 30, 2025	18.22	— (i)	1.32	1.32	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (i)	0.96	0.96	(0.01)	—	(0.01)
Class I
Six Months Ended December 31, 2025 (Unaudited)	19.64	0.06	1.36	1.42	(0.07)	—	(0.07)
Year Ended June 30, 2025	18.30	0.14	1.34	1.48	(0.14)	—	(0.14)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	19.66	0.07	1.37	1.44	(0.09)	—	(0.09)
Year Ended June 30, 2025	18.32	0.17	1.34	1.51	(0.17)	—	(0.17)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.95	7.08%	$157,213	0.85%	0.32%	0.85%	16%
19.61	7.83	157,121	0.84	0.50	0.84	44
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

20.86	6.82	151,831	1.35	(0.18)(h)	1.35	16
19.53	7.24	149,074	1.34	0.00 (j)	1.34	44
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

20.99	7.25	2,312,183	0.60	0.57	0.60	16
19.64	8.09	2,599,366	0.59	0.75	0.59	44
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

21.01	7.33	37	0.45	0.72	0.66	16
19.66	8.24	32	0.44	0.91	0.46	44
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$19.66	$0.08	$1.37	$1.45	$(0.10)	$—	$(0.10)
Year Ended June 30, 2025	18.32	0.19	1.33	1.52	(0.18)	—	(0.18)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Amount rounds to less than $0.005.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.01	7.38%	$185,601	0.35%	0.79%	0.35%	16%
19.66	8.34	317,998	0.34	0.99	0.34	44
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$82.27	$(0.15)(f)	$6.13	$5.98	$—	$(9.33)	$(9.33)
Year Ended June 30, 2025	72.60	(0.07)	10.54	10.47	—	(0.80)	(0.80)
Year Ended June 30, 2024	53.66	(0.14)(f)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Class C
Six Months Ended December 31, 2025 (Unaudited)	53.48	(0.24)(f)	4.06	3.82	—	(9.33)	(9.33)
Year Ended June 30, 2025	47.68	(0.29)	6.89	6.60	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(f)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Class I
Six Months Ended December 31, 2025 (Unaudited)	84.88	(0.04)(f)	6.32	6.28	(0.03)	(9.33)	(9.36)
Year Ended June 30, 2025	74.70	0.12	10.86	10.98	— (h)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	76.67	(0.24)(f)	5.73	5.49	—	(9.33)	(9.33)
Year Ended June 30, 2025	67.88	(0.24)	9.83	9.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(f)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	82.81	(0.15)(f)	6.18	6.03	—	(9.33)	(9.33)
Year Ended June 30, 2025	73.08	(0.07)	10.60	10.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(f)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	84.67	(0.04)(f)	6.31	6.27	(0.01)	(9.33)	(9.34)
Year Ended June 30, 2025	74.52	0.12	10.83	10.95	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$78.92	7.04%	$8,019,201	0.94%(g)	(0.35)%(f)(g)	0.98%(g)	24%
82.27	14.45	7,748,457	0.93	(0.09)	1.00	52
72.60	35.30	6,722,152	0.94	(0.23)(f)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58

47.97	6.78	1,189,435	1.44 (g)	(0.85)(f)(g)	1.48 (g)	24
53.48	13.88	1,143,570	1.43	(0.59)	1.49	52
47.68	34.61	900,693	1.44	(0.73)(f)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58

81.80	7.18	32,745,513	0.69 (g)	(0.10)(f)(g)	0.73 (g)	24
84.88	14.73	29,837,081	0.68	0.16	0.74	52
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58

72.83	6.91	303,230	1.19 (g)	(0.60)(f)(g)	1.24 (g)	24
76.67	14.16	273,635	1.18	(0.34)	1.26	52
67.88	34.98	235,641	1.19	(0.48)(f)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58

79.51	7.05	899,227	0.94 (g)	(0.35)(f)(g)	0.98 (g)	24
82.81	14.44	834,854	0.93	(0.09)	0.99	52
73.08	35.31	723,139	0.94	(0.26)(f)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58

81.60	7.19	725,276	0.69 (g)	(0.10)(f)(g)	0.73 (g)	24
84.67	14.73	725,170	0.68	0.16	0.74	52
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$88.09	$0.02	$6.57	$6.59	$(0.14)	$(9.33)	$(9.47)
Year Ended June 30, 2025	77.47	0.24	11.28	11.52	(0.10)	(0.80)	(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	89.27	0.07	6.65	6.72	(0.22)	(9.33)	(9.55)
Year Ended June 30, 2025	78.50	0.33	11.41	11.74	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$85.21	7.26%	$1,033,999	0.54%(g)	0.05%(g)	0.58%(g)	24%
88.09	14.90	992,766	0.53	0.30	0.59	52
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58

86.44	7.32	75,377,975	0.44 (g)	0.15 (g)	0.48 (g)	24
89.27	15.01	72,508,865	0.43	0.41	0.49	52
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$20.86	$0.10	$2.20	$2.30	$(0.13)	$(1.42)	$(1.55)
Year Ended June 30, 2025	20.36	0.24	2.38	2.62	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.58	0.05	2.06	2.11	(0.08)	(1.42)	(1.50)
Year Ended June 30, 2025	19.23	0.12	2.25	2.37	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Class I
Six Months Ended December 31, 2025 (Unaudited)	20.32	0.13	2.15	2.28	(0.16)	(1.42)	(1.58)
Year Ended June 30, 2025	19.89	0.28	2.32	2.60	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	20.60	0.08	2.16	2.24	(0.10)	(1.42)	(1.52)
Year Ended June 30, 2025	20.13	0.18	2.36	2.54	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	20.26	0.10	2.14	2.24	(0.13)	(1.42)	(1.55)
Year Ended June 30, 2025	19.84	0.23	2.31	2.54	(0.22)	(1.90)	(2.12)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	20.88	0.13	2.21	2.34	(0.15)	(1.42)	(1.57)
Year Ended June 30, 2025	20.38	0.28	2.38	2.66	(0.26)	(1.90)	(2.16)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.61	10.94%	$342,380	0.93%	0.95%	1.00%	90%
20.86	12.83	318,828	0.93	1.13	1.01	185
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93

20.19	10.69	79,346	1.44	0.44	1.49	90
19.58	12.25	75,725	1.44	0.62	1.50	185
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93

21.02	11.12	2,370,622	0.69	1.19	0.74	90
20.32	13.05	2,256,860	0.69	1.37	0.75	185
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93

21.32	10.79	17,120	1.19	0.69	1.26	90
20.60	12.55	17,020	1.19	0.88	1.26	185
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93

20.95	10.98	16,772	0.94	0.94	1.00	90
20.26	12.77	14,922	0.94	1.13	1.00	185
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93

21.65	11.12	650	0.69	1.20	0.76	90
20.88	13.06	1,210	0.69	1.34	0.74	185
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$20.64	$0.15	$2.17	$2.32	$(0.17)	$(1.42)	$(1.59)
Year Ended June 30, 2025	20.17	0.31	2.36	2.67	(0.30)	(1.90)	(2.20)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	20.44	0.16	2.16	2.32	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2025	19.99	0.33	2.34	2.67	(0.32)	(1.90)	(2.22)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$21.37	11.17%	$32,181	0.54%	1.34%	0.60%	90%
20.64	13.23	29,907	0.54	1.50	0.60	185
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93

21.16	11.29	2,607,734	0.44	1.44	0.49	90
20.44	13.36	2,335,547	0.44	1.63	0.49	185
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$25.88	$0.01	$2.32	$2.33	$(0.03)	$(1.43)	$(1.46)
Year Ended June 30, 2025	24.46	0.06	2.83	2.89	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.39	(0.05)(f)	2.18	2.13	—	(1.43)	(1.43)
Year Ended June 30, 2025	23.18	(0.06)	2.68	2.62	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (g)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Class I
Six Months Ended December 31, 2025 (Unaudited)	26.00	0.05	2.32	2.37	(0.06)	(1.43)	(1.49)
Year Ended June 30, 2025	24.57	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Class L
Six Months Ended December 31, 2025 (Unaudited)	26.07	0.07	2.35	2.42	(0.09)	(1.43)	(1.52)
Year Ended June 30, 2025	24.63	0.16	2.85	3.01	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	25.47	(0.02)(f)	2.28	2.26	— (g)	(1.43)	(1.43)
Year Ended June 30, 2025	24.11	— (g)	2.78	2.78	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	25.74	0.01	2.31	2.32	(0.03)	(1.43)	(1.46)
Year Ended June 30, 2025	24.33	0.06	2.82	2.88	(0.06)	(1.41)	(1.47)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.75	8.94%	$3,045,354	0.94%	0.09%	0.96%	24%
25.88	11.90	2,913,795	0.94	0.24	0.96	39
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60

25.09	8.66	567,866	1.44	(0.41)(f)	1.46	24
24.39	11.37	533,614	1.44	(0.26)	1.46	39
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60

26.88	9.07	5,793,418	0.69	0.34	0.70	24
26.00	12.16	5,575,707	0.69	0.49	0.71	39
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60

26.97	9.20	4,663,754	0.54	0.51	0.55	24
26.07	12.34	3,137,481	0.54	0.64	0.56	39
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60

26.30	8.82	313,076	1.19	(0.16)(f)	1.21	24
25.47	11.63	315,455	1.19	(0.01)	1.21	39
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60

26.60	8.95	293,748	0.94	0.09	0.96	24
25.74	11.93	277,165	0.94	0.24	0.96	39
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$25.95	$0.05	$2.32	$2.37	$(0.06)	$(1.43)	$(1.49)
Year Ended June 30, 2025	24.52	0.12	2.84	2.96	(0.12)	(1.41)	(1.53)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	26.09	0.07	2.33	2.40	(0.08)	(1.43)	(1.51)
Year Ended June 30, 2025	24.64	0.16	2.86	3.02	(0.16)	(1.41)	(1.57)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	26.17	0.08	2.35	2.43	(0.10)	(1.43)	(1.53)
Year Ended June 30, 2025	24.71	0.19	2.86	3.05	(0.18)	(1.41)	(1.59)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.83	9.08%	$122,179	0.69%	0.34%	0.70%	24%
25.95	12.19	118,291	0.69	0.49	0.71	39
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60

26.98	9.15	1,124,324	0.54	0.49	0.55	24
26.09	12.37	1,215,149	0.54	0.64	0.56	39
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60

27.07	9.22	18,397,687	0.44	0.59	0.45	24
26.17	12.49	18,092,080	0.44	0.74	0.46	39
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$88.39	$(0.11)(f)	$11.85	$11.74	$—	$(7.07)	$(7.07)
Year Ended June 30, 2025	81.19	(0.05)	11.97	11.92	—	(4.72)	(4.72)
Year Ended June 30, 2024	60.47	(0.03)(f)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Class C
Six Months Ended December 31, 2025 (Unaudited)	83.67	(0.33)(f)	11.21	10.88	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.45	(0.44)	11.38	10.94	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(f)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Class I
Six Months Ended December 31, 2025 (Unaudited)	91.35	0.02	12.24	12.26	— (h)	(7.07)	(7.07)
Year Ended June 30, 2025	83.69	0.16	12.35	12.51	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	84.01	(0.21)(f)	11.26	11.05	—	(7.07)	(7.07)
Year Ended June 30, 2025	77.56	(0.25)	11.42	11.17	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(f)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	89.33	0.09	11.98	12.07	(0.20)	(7.07)	(7.27)
Year Ended June 30, 2025	81.89	0.27	12.11	12.38	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$93.06	13.22%	$241,530	0.84%(g)	(0.22)%(f)(g)	0.90%(g)	14%
88.39	14.83	213,578	0.84	(0.07)	0.90	51
81.19	35.26	169,418	0.84	(0.04)(f)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64

87.48	12.94	13,508	1.34 (g)	(0.72)(f)(g)	1.41 (g)	14
83.67	14.27	11,478	1.34	(0.57)	1.41	51
77.45	34.58	12,253	1.34	(0.54)(f)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64

96.54	13.37	284,000	0.59 (g)	0.03 (g)	0.65 (g)	14
91.35	15.11	339,058	0.59	0.19	0.65	51
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64

87.99	13.09	51,862	1.09 (g)	(0.47)(f)(g)	1.19 (g)	14
84.01	14.55	49,843	1.09	(0.32)	1.19	51
77.56	34.91	49,552	1.09	(0.29)(f)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64

94.13	13.46	187,959	0.44 (g)	0.18 (g)	0.50 (g)	14
89.33	15.29	166,104	0.44	0.33	0.50	51
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$89.33	$0.14	$11.98	$12.12	$(0.28)	$(7.07)	$(7.35)
Year Ended June 30, 2025	81.89	0.36	12.09	12.45	(0.29)	(4.72)	(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$94.10	13.52%	$1,206,122	0.34%(g)	0.28%(g)	0.40%(g)	14%
89.33	15.40	1,091,404	0.34	0.43	0.40	51
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$20.95	$(0.01)(g)	$1.86	$1.85	$—	$(0.66)	$(0.66)
Year Ended June 30, 2025	19.89	— (i)	2.41	2.41	—	(1.35)	(1.35)
Year Ended June 30, 2024	16.89	(0.01)(g)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Class C
Six Months Ended December 31, 2025 (Unaudited)	15.95	(0.05)(g)	1.42	1.37	—	(0.66)	(0.66)
Year Ended June 30, 2025	15.51	(0.08)	1.87	1.79	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(g)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Class I
Six Months Ended December 31, 2025 (Unaudited)	22.24	0.02	1.98	2.00	(0.05)	(0.66)	(0.71)
Year Ended June 30, 2025	21.01	0.05	2.55	2.60	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	18.02	(0.05)(g)	1.60	1.55	—	(0.66)	(0.66)
Year Ended June 30, 2025	17.35	(0.08)	2.10	2.02	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(g)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	22.64	0.02	2.00	2.02	(0.03)	(0.66)	(0.69)
Year Ended June 30, 2025	21.36	0.04	2.60	2.64	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$22.14	8.79%	$384,105	1.56%(h)	(0.07)%(g)	1.86%	34%	48%
20.95	12.21	362,828	1.64 (j)	(0.01)	1.94	71	100
19.89	32.19	319,841	1.71 (k)	(0.08)(g)	2.01	62	109
16.89	24.17	237,165	1.79 (k)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (l)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (m)	(0.39)	2.09	57	96

16.66	8.54	107,610	2.06 (h)	(0.56)(g)	2.36	34	48
15.95	11.64	92,937	2.13 (j)	(0.51)	2.44	71	100
15.51	31.50	61,460	2.20 (k)	(0.57)(g)	2.51	62	109
13.64	23.54	31,189	2.29 (k)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (l)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (m)	(0.88)	2.58	57	96

23.53	8.94	2,055,506	1.31 (h)	0.18	1.61	34	48
22.24	12.48	2,027,630	1.39 (j)	0.24	1.69	71	100
21.01	32.52	1,480,079	1.45 (k)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (k)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (l)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (m)	(0.12)	1.83	57	96

18.91	8.56	3,873	2.00 (h)	(0.51)(g)	2.12	34	48
18.02	11.73	8,540	2.09 (j)	(0.46)	2.20	71	100
17.35	31.58	7,541	2.16 (k)	(0.52)(g)	2.28	62	109
15.03	23.65	5,757	2.20 (k)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (l)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (m)	(0.74)	2.34	57	96

23.97	8.91	51,096	1.36 (h)	0.13	1.46	34	48
22.64	12.46	46,122	1.44 (j)	0.19	1.54	71	100
21.36	32.43	44,798	1.51 (k)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (k)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (l)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (m)	(0.08)	1.68	57	96
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$22.64	$0.03	$2.01	$2.04	$(0.06)	$(0.66)	$(0.72)
Year Ended June 30, 2025	21.36	0.06	2.60	2.66	(0.03)	(1.35)	(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (i)	9.47	9.47	(0.08)	(6.82)	(6.90)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	December 31, 2025	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	0.95%	1.01%	1.10%	1.10%
Class C	1.45	1.44	1.44	1.51	1.60	1.59
Class I	0.70	0.70	0.69	0.76	0.85	0.85
Class R2	1.40	1.40	1.40	1.42	1.45	1.45
Class R5	0.75	0.75	0.75	0.77	0.80	0.80
Class R6	0.65	0.64	0.64	0.67	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.25	1.26	1.25	1.25
Class C	1.75	1.75	1.75	1.76	1.76	1.74
Class I	1.00	1.00	1.00	1.00	1.00	0.99
Class R2	1.52	1.51	1.52	1.52	1.51	1.50
Class R5	0.85	0.85	0.85	0.86	0.85	0.84
Class R6	0.75	0.74	0.74	0.75	0.75	0.74

(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(h)	Interest expense on securities sold short is 0.12%.

(i)	Amount rounds to less than $0.005.

(j)	Interest expense on securities sold short is 0.13%.

(k)	Interest expense on securities sold short is 0.14%.

(l)	Interest expense on securities sold short is 0.62%.

(m)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$23.96	8.97%	$910,219	1.26%(h)	0.24%	1.36%	34%	48%
22.64	12.56	800,177	1.33 (j)	0.30	1.43	71	100
21.36	32.61	474,521	1.40 (k)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (k)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (l)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (m)	0.01	1.58	57	96

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$45.03	$0.13	$4.50	$4.63	$(0.16)	$(2.24)	$(2.40)
Year Ended June 30, 2025	42.22	0.32	5.05	5.37	(0.33)	(2.23)	(2.56)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Class I
Six Months Ended December 31, 2025 (Unaudited)	45.70	0.19	4.57	4.76	(0.22)	(2.24)	(2.46)
Year Ended June 30, 2025	42.81	0.44	5.10	5.54	(0.42)	(2.23)	(2.65)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	45.62	0.22	4.56	4.78	(0.24)	(2.24)	(2.48)
Year Ended June 30, 2025	42.73	0.48	5.10	5.58	(0.46)	(2.23)	(2.69)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$47.26	10.26%	$702,527	0.60%	0.55%	0.83%	14%
45.03	12.87	573,535	0.60	0.75	0.84	28
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35

48.00	10.39	1,457,438	0.35	0.80	0.58	14
45.70	13.12	1,284,221	0.35	1.00	0.58	28
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35

47.92	10.47	8,788,997	0.25	0.89	0.33	14
45.62	13.25	9,174,782	0.25	1.09	0.33	28
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$79.94	$0.19	$7.41	$7.60	$(0.36)	$(7.45)	$(7.81)
Year Ended June 30, 2025	72.21	0.40	7.75	8.15	(0.42)	—	(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Class C
Six Months Ended December 31, 2025 (Unaudited)	78.10	(0.02)(b)	7.23	7.21	—	(7.45)	(7.45)
Year Ended June 30, 2025	70.53	0.03	7.55	7.58	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Class I
Six Months Ended December 31, 2025 (Unaudited)	80.79	0.30	7.48	7.78	(0.50)	(7.45)	(7.95)
Year Ended June 30, 2025	72.95	0.60	7.82	8.42	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	80.78	0.32	7.48	7.80	(0.54)	(7.45)	(7.99)
Year Ended June 30, 2025	72.93	0.63	7.84	8.47	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (g) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Large Cap Funds	December 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$79.73	9.49%	$114,251	0.65%	0.45%	0.97%	27%
79.94	11.30	91,240	0.64	0.53	0.97	71
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44

77.86	9.21	4,622	1.15	(0.06)(b)	1.49	27
78.10	10.75	4,469	1.14	0.03	1.48	71
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44

80.62	9.63	105,861	0.40	0.70	0.72	27
80.79	11.58	102,634	0.39	0.78	0.72	71
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44

80.59	9.65	77,828	0.35	0.75	0.47	27
80.78	11.65	72,764	0.34	0.83	0.47	71
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$80.87	$0.40	$6.39	$6.79	$(0.51)	$(3.41)	$(3.92)
Year Ended June 30, 2025	74.67	0.89	7.43	8.32	(0.95)	(1.17)	(2.12)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Class C
Six Months Ended December 31, 2025 (Unaudited)	70.71	0.17	5.57	5.74	(0.35)	(3.41)	(3.76)
Year Ended June 30, 2025	65.56	0.43	6.53	6.96	(0.64)	(1.17)	(1.81)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Class I
Six Months Ended December 31, 2025 (Unaudited)	86.38	0.54	6.83	7.37	(0.61)	(3.41)	(4.02)
Year Ended June 30, 2025	79.59	1.16	7.93	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	81.01	0.30	6.40	6.70	(0.41)	(3.41)	(3.82)
Year Ended June 30, 2025	74.78	0.69	7.45	8.14	(0.74)	(1.17)	(1.91)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	86.12	0.43	6.80	7.23	(0.50)	(3.41)	(3.91)
Year Ended June 30, 2025	79.38	0.94	7.91	8.85	(0.94)	(1.17)	(2.11)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	86.39	0.55	6.81	7.36	(0.61)	(3.41)	(4.02)
Year Ended June 30, 2025	79.60	1.19	7.90	9.09	(1.13)	(1.17)	(2.30)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.74	8.39%	$1,557,398	0.94%	0.96%	1.00%	10%
80.87	11.19	1,475,038	0.94	1.12	1.00	22
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14

72.69	8.11	116,723	1.44	0.46	1.50	10
70.71	10.66	116,915	1.44	0.62	1.49	22
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14

89.73	8.53	2,716,093	0.69	1.21	0.74	10
86.38	11.48	2,773,567	0.69	1.37	0.74	22
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14

83.89	8.26	7,055	1.19	0.71	1.26	10
81.01	10.93	6,751	1.19	0.87	1.24	22
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14

89.44	8.39	14,667	0.94	0.96	1.00	10
86.12	11.20	13,543	0.94	1.12	0.99	22
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14

89.73	8.52	4,808	0.69	1.22	0.75	10
86.39	11.48	3,616	0.69	1.41	0.74	22
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$87.12	$0.60	$6.89	$7.49	$(0.67)	$(3.41)	$(4.08)
Year Ended June 30, 2025	80.25	1.31	7.99	9.30	(1.26)	(1.17)	(2.43)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	87.16	0.66	6.88	7.54	(0.72)	(3.41)	(4.13)
Year Ended June 30, 2025	80.28	1.38	8.01	9.39	(1.34)	(1.17)	(2.51)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Large Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$90.53	8.60%	$8,974	0.54%	1.32%	0.59%	10%
87.12	11.65	14,215	0.54	1.53	0.59	22
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14

90.57	8.65	2,051,021	0.44	1.46	0.49	10
87.16	11.77	1,993,376	0.44	1.62	0.49	22
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Large Cap Funds	145

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 14 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified(1)
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Non-Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-Diversified
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)
The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940
Act, to the approximate extent the S&P 500 Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.

The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.
The investment objective of JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.

146	J.P. Morgan Large Cap Funds	December 31, 2025

The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

December 31, 2025	J.P. Morgan Large Cap Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$43,000,470	$—	$—	$43,000,470

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$12,635,029	$—	$—	$12,635,029
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	90,069	—	—	90,069
Investment of Cash Collateral from Securities Loaned	39,515	—	—	39,515
Total Short-Term Investments	129,584	—	—	129,584
Total Investments in Securities	$12,764,613	$—	$— (a)	$12,764,613
Appreciation in Other Financial Instruments
Futures Contracts	$46	$—	$—	$46

(a)	Amount rounds to less than one thousand.

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,194,144	$—	$—	$5,194,144
Equity Linked Notes	—	844,742	—	844,742
Short-Term Investments
Investment Companies	48,157	—	—	48,157
Total Investments in Securities	$5,242,301	$844,742	$—	$6,087,043

148	J.P. Morgan Large Cap Funds	December 31, 2025

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,572,271	$—	$—	$21,572,271
Appreciation in Other Financial Instruments
Futures Contracts (a)	$121	$—	$—	$121
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(205,318)	$—	$—	$(205,318)
Put Options Written	(54,803)	—	—	(54,803)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(260,000)	$—	$—	$(260,000)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,427,610	$—	$—	$5,427,610
Appreciation in Other Financial Instruments
Futures Contracts (a)	$23	$—	$—	$23
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(2,849)	$—	$—	$(2,849)
Put Options Written	(1,718)	—	—	(1,718)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,544)	$—	$—	$(4,544)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,818,662	$—	$—	$2,818,662
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(101)	$—	$—	$(101)
Options Written (a)
Call Options Written	(9,327)	—	—	(9,327)
Put Options Written	(3,232)	—	—	(3,232)
Total Depreciation in Other Financial Instruments	$(12,660)	$—	$—	$(12,660)

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Large Cap Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$120,930,081	$—	$—	$120,930,081

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,488,952	$—	$—	$5,488,952

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$34,297,278	$—	$—	$34,297,278

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,990,659	$—	$—	$1,990,659
Appreciation in Other Financial Instruments
Futures Contracts (a)	$24	$—	$—	$24

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,285,829	$—	$—	$4,285,829
Total Liabilities in Securities Sold Short (a)	$(776,194)	$—	$—	$(776,194)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,300,875	$—	$—	$11,300,875
Appreciation in Other Financial Instruments
Futures Contracts (a)	$182	$—	$—	$182

(a)	Please refer to the SOI for specifics of portfolio holdings.

150	J.P. Morgan Large Cap Funds	December 31, 2025

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$302,329	$—	$—	$302,329
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4	$—	$—	$4

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,484,524	$—	$—	$6,484,524

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Income Fund	$6,552	$(6,552)	$—
Equity Index Fund	38,267	(38,267)	—
Large Cap Growth Fund	195,838	(195,838)	—
Large Cap Value Fund	24,539	(24,539)	—
U.S. GARP Equity Fund	5,753	(5,753)	—
U.S. Value Fund	4,917	(4,917)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Equity Premium Income Fund and U.S. Equity Fund did not have any securities out on loan at December 31, 2025. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the six months ended December 31, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$76,341	$3,101,803	$3,048,987	$76	$(7)	$129,226	129,174	$4,163	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	17,170	10,426	—	—	6,744	6,744	13 *	—
Total	$76,341	$3,118,973	$3,059,413	$76	$(7)	$135,970		$4,176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$174,507	$2,417	$6,713	$2,703	$16,741	$189,655	588	$1,732	$—

152	J.P. Morgan Large Cap Funds	December 31, 2025

Equity Index Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c)	$—	$128,916	$89,401	$—	$—	$39,515	39,515	$277 *	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (b) (c)	29,487	345,255	284,673	—	—	90,069	90,069	661	—
Total	$203,994	$476,588	$380,787	$2,703	$16,741	$319,239		$2,670	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$9,909	$1,433,272	$1,395,029	$5	$— (c)	$48,157	48,138	$509	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	46,800	46,800	—	—	—	—	17 *	—
Total	$9,909	$1,480,072	$1,441,829	$5	$— (c)	$48,157		$526	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.63% (a) (b)	$1,013,700	$1,938,016	$2,735,809	$—	$—	$215,907	215,907	$3,476	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Hedged Equity 2 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$64,889	$1,498,299	$1,523,166	$—	$—	$40,022	40,022	$1,312	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Hedged Equity 3 Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	$21,549	$467,674	$467,245	$—	$—	$21,978	21,978	$672	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Large Cap Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$588,926	$13,451,589	$12,416,103	$352	$159	$1,624,923	1,624,274	$43,202	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	10,377	1,464,251	1,271,369	—	—	203,259	203,259	3,699 *	—
Total	$599,303	$14,915,840	$13,687,472	$352	$159	$1,828,182		$46,901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

154	J.P. Morgan Large Cap Funds	December 31, 2025

Large Cap Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$28,240	$1,352,191	$1,316,871	$9	$(6)	$63,563	63,537	$1,771	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	19,800	373,481	367,917	—	—	25,364	25,364	500 *	—
Total	$48,040	$1,725,672	$1,684,788	$9	$(6)	$88,927		$2,271	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$247,623	$5,242,076	$5,398,142	$38	$(15)	$91,580	91,543	$3,260	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	11,892	11,892	—	—	—	—	6 *	—
Total	$247,623	$5,253,968	$5,410,034	$38	$(15)	$91,580		$3,266	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$10,767	$176,239	$160,647	$4	$— (c)	$26,363	26,353	$328	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	13,502	7,595	—	—	5,907	5,907	6 *	—
Total	$10,767	$189,741	$168,242	$4	$— (c)	$32,270		$334	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2025	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Large Cap Core Plus Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$104,257	$419,530	$471,156	$9	$1	$52,641	52,620	$886	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

U.S. Research Enhanced Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$49,275	$1,179,874	$812,785	$16	$5	$416,385	416,219	$1,821	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

U.S. Sustainable Leaders Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$3,096	$62,938	$59,670	$1	$— (c)	$6,365	6,362	$132	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.

156	J.P. Morgan Large Cap Funds	December 31, 2025

U.S. Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$184,750	$259,399	$416,090	$19	$(2)	$28,076	28,065	$1,518	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	23,649	103,389	121,960	—	—	5,078	5,078	264 *	—
Total	$208,399	$362,788	$538,050	$19	$(2)	$33,154		$1,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited with the broker is recorded as Deposits at broker for option contracts, while cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs.

December 31, 2025	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended December 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$44,857
Ending Notional Balance Long	64,105

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$133,443	$158,057	$60,335
Ending Notional Balance Long	251,250	47,217	24,470
Exchange-Traded Options:
Average Number of Contracts Purchased	32,462	8,301	4,527
Average Number of Contracts Written	(64,924)	(16,602)	(9,056)
Ending Number of Contracts Purchased	31,227	7,915	4,091
Ending Number of Contracts Written	(62,454)	(15,830)	(8,182)

158	J.P. Morgan Large Cap Funds	December 31, 2025

	U.S. Equity Fund	U.S. GARP Equity Fund	U.S. Large Cap Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$12,603	$13,398	$7,157
Ending Notional Balance Long	—	24,470	—

	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$61,249	$4,775
Ending Notional Balance Long	66,517	4,825
The Funds' derivatives contracts held at December 31, 2025 are not accounted for as hedging instruments under GAAP.
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2025, Equity Premium Income Fund had outstanding ELNs as listed on its SOI.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of December 31, 2025, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

December 31, 2025	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$91	$14	$57	n/a	$6	$3	$2	$6	$234	$413
Equity Index Fund
Transfer agency fees	99	2	11	n/a	n/a	n/a	n/a	n/a	30	142
Equity Premium Income Fund
Transfer agency fees	10	7	23	n/a	n/a	n/a	n/a	— (a)	5	45
Hedged Equity Fund
Transfer agency fees	23	9	70	n/a	n/a	n/a	n/a	— (a)	26	128
Hedged Equity 2 Fund
Transfer agency fees	4	3	20	n/a	n/a	n/a	n/a	— (a)	8	35
Hedged Equity 3 Fund
Transfer agency fees	2	2	10	n/a	n/a	n/a	n/a	— (a)	3	17
Large Cap Growth Fund
Transfer agency fees	229	17	122	n/a	21	11	5	8	469	882
Large Cap Value Fund
Transfer agency fees	24	2	12	n/a	2	1	— (a)	1	18	60
U.S. Equity Fund
Transfer agency fees	61	8	22	$17	6	5	1	6	115	241
U.S. GARP Equity Fund
Transfer agency fees	7	1	4	n/a	10	n/a	n/a	1	4	27
U.S. Large Cap Core Plus Fund
Transfer agency fees	9	2	14	n/a	1	n/a	n/a	1	4	31
U.S. Research Enhanced Equity Fund
Transfer agency fees	9	n/a	17	n/a	n/a	n/a	n/a	n/a	42	68
U.S. Sustainable Leaders Fund
Transfer agency fees	3	— (a)	2	n/a	n/a	n/a	n/a	n/a	1	6
U.S. Value Fund
Transfer agency fees	80	4	17	n/a	1	1	— (a)	— (a)	24	127

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

160	J.P. Morgan Large Cap Funds	December 31, 2025

M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
N. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
O. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.036%, 0.071%, 0.075%, 0.060%, 0.075%, 0.075%, 0.019%, 0.075%, 0.043%, 0.075%, 0.075%, 0.072%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

December 31, 2025	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$87	$— (a)
Equity Index Fund	35	— (a)
Equity Premium Income Fund	143	— (a)
Hedged Equity Fund	48	— (a)
Hedged Equity 2 Fund	8	—
Hedged Equity 3 Fund	3	—
Large Cap Growth Fund	401	—
Large Cap Value Fund	13	—
U.S. Equity Fund	114	— (a)
U.S. GARP Equity Fund	9	—
U.S. Large Cap Core Plus Fund	25	4
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	2	—
U.S. Value Fund	52	— (a)

(a)	Amount rounds to less than one thousand.

162	J.P. Morgan Large Cap Funds	December 31, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

December 31, 2025	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Index Fund	$2,459	$2,005	$1,370	$5,834	$30
Equity Premium Income Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	—	—	— (a)	— (a)	—
Hedged Equity 3 Fund	1	1	1	3	1
Large Cap Growth Fund	13,737	9,166	245	23,148	181
Large Cap Value Fund	796	530	52	1,378	12
U.S. Equity Fund	1,319	876	109	2,304	115
U.S. GARP Equity Fund	321	213	19	553	—
U.S. Large Cap Core Plus Fund	982	654	2,585	4,221	—
U.S. Research Enhanced Equity Fund	2,861	1,908	1,571	6,340	—
U.S. Sustainable Leaders Fund	103	69	220	392	—
U.S. Value Fund	951	636	93	1,680	19

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.

164	J.P. Morgan Large Cap Funds	December 31, 2025

The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Equity Income Fund	$101
Equity Index Fund	29
Equity Premium Income Fund	16
Hedged Equity Fund	191
Hedged Equity 2 Fund	34
Hedged Equity 3 Fund	21
Large Cap Growth Fund	1,042
Large Cap Value Fund	49
U.S. Equity Fund	100
U.S. GARP Equity Fund	8
U.S. Large Cap Core Plus Fund	29
U.S. Research Enhanced Equity Fund	43
U.S. Sustainable Leaders Fund	3
U.S. Value Fund	53
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2025, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Large Cap Core Plus Fund and U.S. Research Enhanced Equity Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Premium Income Fund	$16
Hedged Equity Fund	97
Hedged Equity 2 Fund	114
Hedged Equity 3 Fund	22
U.S. GARP Equity Fund	4
U.S. Large Cap Core Plus Fund	2
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$4,752,498	$8,573,175	$—	$—
Equity Index Fund	357,150	272,283	—	—
Equity Premium Income Fund	5,826,819	6,153,689	—	—
Hedged Equity Fund	2,928,368	4,791,291	—	—
Hedged Equity 2 Fund	1,315,567	1,924,260	—	—

December 31, 2025	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Hedged Equity 3 Fund	$473,938	$1,316,052	$—	$—
Large Cap Growth Fund	29,205,018	31,763,159	—	—
Large Cap Value Fund	4,727,761	4,873,098	—	—
U.S. Equity Fund	8,101,559	8,800,730	—	—
U.S. GARP Equity Fund	264,808	405,119	—	—
U.S. Large Cap Core Plus Fund	1,440,683	1,429,066	643,189	558,166
U.S. Research Enhanced Equity Fund	1,601,741	2,807,486	—	—
U.S. Sustainable Leaders Fund	80,265	77,134	—	—
U.S. Value Fund	661,823	904,937	—	—
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$25,918,400	$17,331,214	$249,144	$17,082,070
Equity Index Fund	4,052,838	8,807,900	96,079	8,711,821
Equity Premium Income Fund	4,881,696	1,296,176	90,829	1,205,347
Hedged Equity Fund	10,957,366	10,530,186	175,281	10,354,905
Hedged Equity 2 Fund	3,366,579	2,166,029	109,542	2,056,487
Hedged Equity 3 Fund	1,670,131	1,177,579	41,708	1,135,871
Large Cap Growth Fund	74,002,591	47,985,778	1,058,288	46,927,490
Large Cap Value Fund	4,801,813	796,469	109,330	687,139
U.S. Equity Fund	17,941,427	16,713,174	357,323	16,355,851
U.S. GARP Equity Fund	882,424	1,120,975	12,716	1,108,259
U.S. Large Cap Core Plus Fund *	1,870,733	1,698,279	59,377	1,638,902
U.S. Research Enhanced Equity Fund	5,815,633	5,565,980	80,556	5,485,424
U.S. Sustainable Leaders Fund	219,025	90,641	7,333	83,308
U.S. Value Fund	4,529,104	2,044,960	89,540	1,955,420

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
At June 30, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$—	$3,265
Equity Premium Income Fund	1,099,073	62,031
Hedged Equity Fund	1,063,642	447,595
Hedged Equity 2 Fund	446,580	513,724
Hedged Equity 3 Fund	116,617	241,739

166	J.P. Morgan Large Cap Funds	December 31, 2025

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the Funds deferred to July 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Premium Income Fund	$339,900	$(258,944)
Hedged Equity Fund	401,169	14,264
Hedged Equity 2 Fund	86,642	(3,417)
Hedged Equity 3 Fund	32,733	(1,942)
Large Cap Value Fund	8,638	—
U.S. Large Cap Core Plus Fund	51,056	—
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$30,625	$62,506
Equity Premium Income Fund	—	93,497
Large Cap Growth Fund	541,933	—
U.S. Sustainable Leaders Fund	11,932	1,002
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.

December 31, 2025	J.P. Morgan Large Cap Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	12.2%	2	34.6%
Equity Index Fund	3	31.3	—	—
Equity Premium Income Fund	1	13.5	2	52.5
Hedged Equity Fund	—	—	2	40.2
Hedged Equity 2 Fund	1	17.8	2	27.8
Hedged Equity 3 Fund	—	—	4	54.5
Large Cap Growth Fund	—	—	1	19.9
Large Cap Value Fund	1	11.8	2	27.6
U.S. Equity Fund	—	—	2	27.6
U.S. GARP Equity Fund	2	29.6	—	—
U.S. Large Cap Core Plus Fund	1	29.4	—	—
U.S. Research Enhanced Equity Fund	—	—	2	36.6
U.S. Sustainable Leaders Fund	—	—	2	40.5
U.S. Value Fund	—	—	2	40.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	63.5%
Large Cap Value Fund	24.1	—	—
U.S. GARP Equity Fund	44.2	—	—
U.S. Research Enhanced Equity Fund	11.1	22.0	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index, if any, or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

168	J.P. Morgan Large Cap Funds	December 31, 2025

8. Reorganization
At a meeting held on February 10-12, 2026, the JPM I Board approved the reorganization (the “Reorganization”) of the U.S. GARP Equity Fund into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Growth ETF (“JPM Fundamental Data Science Large Growth ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 10, 2026.
Following the Reorganization, the Fund's performance and financial history will be adopted by JPM Fundamental Data Science Large Growth ETF. JPMorgan Fundamental Data Science Large Growth ETF will have the same objective and fundamental investment policies as U.S. GARP Equity Fund, but its investment process will be changed from a fundamental bottom-up approach to a fundamental data science approach and the portfolio management team will change.

December 31, 2025	J.P. Morgan Large Cap Funds	169

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-LCE-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund and U.S. Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s performance for both Class A and Class R6 shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Equity Index Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Equity Premium Income Fund’s performance for Class A shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. Broadridge did not calculate quintile rankings for Class R6 shares due to the limited number of funds in the Universe. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity 2 Fund’s performance for Class A, Class I and Class R6 shares was in the first and second quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Hedged Equity 3 Fund’s performance for Class A shares was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for both Class I and Class R6 shares was in the second quintile of the Universe for both the one- and three- year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the
Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Value Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Equity Fund’s performance for Class A and Class I shares was in the third, third and first quintiles of the Universe for the one-, three and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. GARP Equity Fund’s performance for Class A and Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Large Cap Core Plus Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s performance for Class A and Class R6 shares was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Sustainable Leaders Fund’s performance for Class A shares was in the second, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second and fourth quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Value Fund’s performance for both Class A and Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s net advisory fee for Class A shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Index Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Premium Income Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile of both the Peer Group and Universe. Broadridge did not calculate quintile rankings for Class R6 shares due to the limited number of funds in the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 2 Fund’s net advisory fee and actual total expenses for both Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 3 Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Growth Fund’s net advisory fee for Class A and Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Equity Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. GARP Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s net advisory fee for Class A shares was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the fourth quintile of both the Peer Group and Universe. After considering all of the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Sustainable Leaders Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
December 31, 2025 (Unaudited)
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 1.7%
BWX Technologies, Inc.	672	116,121
Howmet Aerospace, Inc.	736	151,028
RTX Corp.	661	121,178
		388,327
Automobiles — 4.0%
Tesla, Inc. *	2,017	907,090
Biotechnology — 4.4%
Alnylam Pharmaceuticals, Inc. *	465	184,982
Gilead Sciences, Inc.	1,156	141,912
Insmed, Inc. *	1,563	272,000
Natera, Inc. *	742	169,902
Neurocrine Biosciences, Inc. *	1,211	171,790
Nuvalent, Inc., Class A *	415	41,683
uniQure NV (Netherlands) * (a)	586	14,025
		996,294
Broadline Retail — 4.6%
Amazon.com, Inc. *	4,516	1,042,335
Building Products — 0.9%
Trane Technologies plc	496	193,169
Capital Markets — 3.7%
Blackstone, Inc.	834	128,580
Goldman Sachs Group, Inc. (The)	360	316,268
Interactive Brokers Group, Inc., Class A	1,906	122,562
Intercontinental Exchange, Inc.	411	66,569
Robinhood Markets, Inc., Class A *	1,790	202,517
		836,496
Communications Equipment — 0.7%
Ciena Corp. *	693	162,181
Construction & Engineering — 1.6%
Comfort Systems USA, Inc.	155	144,712
Quanta Services, Inc.	544	229,399
		374,111
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc.	190	105,234
Walmart, Inc.	1,233	137,342
		242,576
Electrical Equipment — 1.1%
AMETEK, Inc.	902	185,308
Canva, Inc. ‡ * (b)	9	14,260
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — continued
Databricks ‡ * (b)	188	35,690
Openai ‡ * (b)	26	11,267
		246,525
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	3,239	144,350
Entertainment — 3.6%
Netflix, Inc. *	3,995	374,598
ROBLOX Corp., Class A *	838	67,908
Spotify Technology SA *	258	149,878
Take-Two Interactive Software, Inc. *	833	213,145
		805,529
Financial Services — 2.2%
Mastercard, Inc., Class A	868	495,370
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc. *	399	226,003
Health Care Providers & Services — 0.7%
Cencora, Inc.	463	156,288
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	55	297,296
DoorDash, Inc., Class A *	1,086	245,890
Flutter Entertainment plc (United Kingdom) *	442	95,005
Hilton Worldwide Holdings, Inc.	270	77,679
		715,870
Household Durables — 0.4%
Garmin Ltd. (a)	458	93,000
Industrial Conglomerates — 0.8%
3M Co.	1,116	178,658
Insurance — 0.4%
Progressive Corp. (The)	367	83,661
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	3,866	1,213,179
Meta Platforms, Inc., Class A	1,478	975,356
Reddit, Inc., Class A *	551	126,689
		2,315,224
IT Services — 2.3%
Cloudflare, Inc., Class A *	319	62,851
Shopify, Inc., Class A (Canada) *	875	140,813
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Snowflake, Inc., Class A *	988	216,822
Twilio, Inc., Class A *	682	97,081
		517,567
Life Sciences Tools & Services — 1.5%
IQVIA Holdings, Inc. *	518	116,660
Mettler-Toledo International, Inc. *	51	71,055
Thermo Fisher Scientific, Inc.	271	157,221
		344,936
Machinery — 1.2%
Deere & Co.	152	70,472
ITT, Inc.	1,139	197,654
		268,126
Oil, Gas & Consumable Fuels — 1.2%
EOG Resources, Inc.	1,064	111,709
Williams Cos., Inc. (The)	2,564	154,152
		265,861
Pharmaceuticals — 2.1%
Eli Lilly & Co.	290	311,664
Johnson & Johnson	821	169,854
		481,518
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	899	144,505
Semiconductors & Semiconductor Equipment — 18.0%
Broadcom, Inc.	3,373	1,167,215
NVIDIA Corp.	13,437	2,506,055
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	824	250,435
Teradyne, Inc.	803	155,363
		4,079,068
Software — 13.9%
AppLovin Corp., Class A *	337	227,263
Crowdstrike Holdings, Inc., Class A *	308	144,427
Figma, Inc., Class A *	419	15,650
HubSpot, Inc. *	263	105,406
Intuit, Inc.	501	331,846
Microsoft Corp.	3,723	1,800,394
Oracle Corp.	1,296	252,603
Palo Alto Networks, Inc. *	1,033	190,372
ServiceNow, Inc. *	594	91,014
		3,158,975
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 3.2%
AutoZone, Inc. *	48	161,730
Carvana Co. *	334	141,034
TJX Cos., Inc. (The)	1,602	246,020
Ulta Beauty, Inc. *	288	174,308
		723,092
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	6,702	1,822,016
Total Common Stocks (Cost $9,828,440)		22,408,721
Preferred Stocks — 0.1%
Electrical Equipment — 0.1%
Anthropic 1/13/2026 ‡ * (b) (Cost $33,000)	234	33,000
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (c) (d) (Cost $396,091)	395,965	396,123
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $459)	459	459
Total Short-Term Investments (Cost $396,550)		396,582
Total Investments — 100.8% (Cost $10,257,990)		22,838,303
Liabilities in Excess of Other Assets — (0.8)%		(190,188)
NET ASSETS — 100.0%		22,648,115

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $440.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc. *	32	18,049
BWX Technologies, Inc.	61	10,465
HEICO Corp., Class A	96	24,361
Howmet Aerospace, Inc.	209	42,769
Rocket Lab Corp. *	290	20,257
Woodward, Inc.	76	22,987
		138,888
Automobiles — 0.2%
Thor Industries, Inc.	83	8,508
Banks — 2.3%
Fifth Third Bancorp (a)	722	33,803
First Citizens BancShares, Inc., Class A	22	47,313
M&T Bank Corp.	256	51,591
		132,707
Beverages — 1.1%
Constellation Brands, Inc., Class A	169	23,264
Keurig Dr Pepper, Inc.	1,357	38,013
		61,277
Biotechnology — 3.1%
Alkermes plc *	295	8,250
Alnylam Pharmaceuticals, Inc. *	93	36,851
Arcellx, Inc. *	63	4,118
Caris Life Sciences, Inc. *	139	3,766
Disc Medicine, Inc. *	55	4,336
Insmed, Inc. *	219	38,186
Ionis Pharmaceuticals, Inc. *	114	9,034
Natera, Inc. *	120	27,402
Neurocrine Biosciences, Inc. *	151	21,387
Nuvalent, Inc., Class A *	86	8,650
Rhythm Pharmaceuticals, Inc. *	67	7,209
Ultragenyx Pharmaceutical, Inc. *	223	5,130
uniQure NV (Netherlands) *	80	1,909
		176,228
Broadline Retail — 0.1%
Coupang, Inc. (South Korea) *	333	7,866
Building Products — 1.2%
Carlisle Cos., Inc.	26	8,202
Masco Corp.	422	26,786
Owens Corning	186	20,774
Trane Technologies plc	25	9,976
		65,738
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — 5.6%
Ameriprise Financial, Inc.	132	64,607
Ares Management Corp.	158	25,590
Coinbase Global, Inc., Class A *	39	8,733
Interactive Brokers Group, Inc., Class A	125	8,048
LPL Financial Holdings, Inc.	42	15,076
MSCI, Inc.	34	19,623
Raymond James Financial, Inc.	520	83,429
Robinhood Markets, Inc., Class A *	175	19,822
State Street Corp.	436	56,271
TPG, Inc.	144	9,167
Tradeweb Markets, Inc., Class A	98	10,588
		320,954
Chemicals — 0.9%
DuPont de Nemours, Inc.	415	16,693
RPM International, Inc.	354	36,769
		53,462
Commercial Services & Supplies — 0.7%
Veralto Corp.	425	42,387
Communications Equipment — 0.3%
Ciena Corp. *	74	17,191
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	33	30,413
Quanta Services, Inc.	88	37,205
		67,618
Construction Materials — 1.0%
Eagle Materials, Inc.	46	9,422
James Hardie Industries plc, ADR *	388	8,047
Martin Marietta Materials, Inc.	67	41,867
		59,336
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	1,860	31,938
Casey's General Stores, Inc.	30	16,355
Kroger Co. (The)	500	31,249
Performance Food Group Co. *	167	14,994
US Foods Holding Corp. *	274	20,675
		115,211
Containers & Packaging — 3.0%
Ball Corp.	517	27,397
Crown Holdings, Inc.	218	22,488
International Paper Co.	872	34,334
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	163	33,584
Silgan Holdings, Inc.	1,303	52,580
		170,383
Distributors — 0.9%
Genuine Parts Co.	401	49,301
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	72	7,264
Electric Utilities — 1.9%
PG&E Corp.	2,251	36,174
Xcel Energy, Inc.	991	73,214
		109,388
Electrical Equipment — 3.2%
Acuity, Inc.	104	37,366
AMETEK, Inc.	338	69,486
Hubbell, Inc.	98	43,479
Vertiv Holdings Co., Class A	200	32,375
		182,706
Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.	427	58,087
Fabrinet (Thailand) *	24	11,022
Jabil, Inc.	196	44,639
TD SYNNEX Corp.	106	15,949
Teledyne Technologies, Inc. *	111	56,714
Zebra Technologies Corp., Class A *	185	45,014
		231,425
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	898	40,908
TechnipFMC plc (United Kingdom)	154	6,857
		47,765
Entertainment — 1.6%
Live Nation Entertainment, Inc. *	66	9,356
ROBLOX Corp., Class A *	305	24,766
Take-Two Interactive Software, Inc. *	100	25,677
Warner Music Group Corp., Class A (a)	1,021	31,304
		91,103
Financial Services — 2.5%
Affirm Holdings, Inc. *	92	6,869
Fidelity National Information Services, Inc.	1,222	81,193
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
MGIC Investment Corp.	1,360	39,750
Rocket Cos., Inc., Class A	695	13,449
		141,261
Food Products — 1.7%
General Mills, Inc.	473	22,003
Hershey Co. (The)	191	34,637
Post Holdings, Inc. *	380	37,657
		94,297
Ground Transportation — 0.6%
JB Hunt Transport Services, Inc.	184	35,704
Health Care Equipment & Supplies — 3.1%
Dexcom, Inc. *	252	16,754
GE HealthCare Technologies, Inc.	792	64,979
Globus Medical, Inc., Class A *	620	54,100
IDEXX Laboratories, Inc. *	28	19,180
iRhythm Technologies, Inc. *	32	5,629
Penumbra, Inc. *	49	15,217
		175,859
Health Care Providers & Services — 4.7%
Cencora, Inc.	304	102,843
Chemed Corp.	57	24,539
Henry Schein, Inc. *	604	45,620
Humana, Inc.	114	29,258
Quest Diagnostics, Inc.	400	69,327
		271,587
Health Care REITs — 0.9%
Healthpeak Properties, Inc.	3,124	50,230
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	103	23,005
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	951	16,865
Hotels, Restaurants & Leisure — 4.5%
Chipotle Mexican Grill, Inc., Class A *	167	6,192
Darden Restaurants, Inc.	274	50,342
DoorDash, Inc., Class A *	57	12,858
Expedia Group, Inc.	99	27,947
Flutter Entertainment plc (United Kingdom) *	141	30,324
Hilton Worldwide Holdings, Inc.	182	52,415
Planet Fitness, Inc., Class A *	134	14,561
Royal Caribbean Cruises Ltd.	177	49,253
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wingstop, Inc. (a)	24	5,702
Wynn Resorts Ltd.	70	8,491
		258,085
Household Durables — 1.2%
Garmin Ltd.	37	7,452
Mohawk Industries, Inc. *	377	41,236
Somnigroup International, Inc.	240	21,441
		70,129
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	221	35,714
Insurance — 3.4%
Arch Capital Group Ltd. *	273	26,202
Arthur J Gallagher & Co.	42	10,825
Brown & Brown, Inc.	393	31,293
Hartford Insurance Group, Inc. (The)	343	47,336
Loews Corp.	585	61,587
WR Berkley Corp. (a)	261	18,337
		195,580
Interactive Media & Services — 0.5%
Reddit, Inc., Class A *	129	29,731
IT Services — 2.4%
Cloudflare, Inc., Class A *	173	34,057
Gartner, Inc. *	25	6,300
GoDaddy, Inc., Class A *	312	38,675
MongoDB, Inc., Class A *	48	20,254
Okta, Inc. *	101	8,722
Snowflake, Inc., Class A *	60	13,264
Twilio, Inc., Class A *	94	13,319
		134,591
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	72	9,761
IQVIA Holdings, Inc. *	401	90,331
Mettler-Toledo International, Inc. *	5	7,654
		107,746
Machinery — 5.2%
Dover Corp.	267	52,071
Esab Corp.	75	8,409
Ingersoll Rand, Inc.	716	56,680
ITT, Inc.	329	57,157
Lincoln Electric Holdings, Inc.	192	46,033
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Middleby Corp. (The) *	318	47,315
Nordson Corp.	130	31,247
		298,912
Media — 1.2%
Omnicom Group, Inc.	835	67,419
Metals & Mining — 0.9%
Alcoa Corp.	418	22,194
Freeport-McMoRan, Inc.	341	17,312
Steel Dynamics, Inc.	79	13,392
		52,898
Multi-Utilities — 3.5%
CMS Energy Corp.	825	57,711
NiSource, Inc.	1,256	52,426
Sempra	335	29,577
WEC Energy Group, Inc. (a)	589	62,122
		201,836
Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc.	335	65,149
Coterra Energy, Inc.	1,918	50,476
Diamondback Energy, Inc.	336	50,522
EOG Resources, Inc.	103	10,803
Marathon Petroleum Corp.	363	59,100
Williams Cos., Inc. (The)	688	41,323
		277,373
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	406	28,140
Pharmaceuticals — 0.5%
Corcept Therapeutics, Inc. *	51	1,789
Jazz Pharmaceuticals plc *	155	26,282
		28,071
Professional Services — 0.3%
Broadridge Financial Solutions, Inc.	80	17,854
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	132	21,250
Residential REITs — 0.9%
AvalonBay Communities, Inc.	271	49,205
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — 1.9%
Regency Centers Corp.	816	56,307
Simon Property Group, Inc.	279	51,637
		107,944
Semiconductors & Semiconductor Equipment — 2.0%
Credo Technology Group Holding Ltd. *	43	6,156
MKS, Inc.	252	40,366
Monolithic Power Systems, Inc.	17	15,590
ON Semiconductor Corp. *	540	29,228
Rambus, Inc. *	86	7,904
Teradyne, Inc.	87	16,782
		116,026
Software — 1.5%
CyberArk Software Ltd. *	26	11,605
Datadog, Inc., Class A *	150	20,349
Figma, Inc., Class A *	65	2,447
HubSpot, Inc. *	50	19,992
JFrog Ltd. *	146	9,135
Monday.com Ltd. *	38	5,575
Nutanix, Inc., Class A *	132	6,842
Rubrik, Inc., Class A *	75	5,715
Tyler Technologies, Inc. *	14	6,478
		88,138
Specialized REITs — 1.9%
Crown Castle, Inc.	90	8,030
Public Storage	183	47,378
SBA Communications Corp.	198	38,332
Weyerhaeuser Co.	719	17,037
		110,777
Specialty Retail — 4.0%
AutoZone, Inc. *	16	55,163
Best Buy Co., Inc.	573	38,341
Burlington Stores, Inc. *	73	21,100
Carvana Co. *	98	41,567
Ross Stores, Inc.	278	49,991
Ulta Beauty, Inc. *	35	21,238
		227,400
Technology Hardware, Storage & Peripherals — 0.4%
Western Digital Corp.	144	24,857
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	310	6,432
On Holding AG, Class A (Switzerland) * (a)	340	15,805
Ralph Lauren Corp.	106	37,309
		59,546
Trading Companies & Distributors — 0.3%
FTAI Aviation Ltd. (a)	98	19,323
Water Utilities — 0.5%
Essential Utilities, Inc.	726	27,836
Total Common Stocks (Cost $4,278,663)		5,621,895
Short-Term Investments — 3.3%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $138,393)	138,356	138,412
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $48,768)	48,768	48,768
Total Short-Term Investments (Cost $187,161)		187,180
Total Investments — 101.3% (Cost $4,465,824)		5,809,075
Liabilities in Excess of Other Assets — (1.3)%		(71,795)
NET ASSETS — 100.0%		5,737,280

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $47,412.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 6.8%
Axon Enterprise, Inc. *	227	128,677
BWX Technologies, Inc.	432	74,604
HEICO Corp., Class A	688	173,673
Howmet Aerospace, Inc.	1,487	304,903
Rocket Lab Corp. *	2,070	144,414
		826,271
Automobiles — 0.5%
Thor Industries, Inc.	591	60,655
Biotechnology — 10.3%
Alkermes plc *	2,102	58,819
Alnylam Pharmaceuticals, Inc. *	661	262,715
Arcellx, Inc. * (a)	450	29,356
Caris Life Sciences, Inc. * (a)	995	26,848
Disc Medicine, Inc. *	390	30,911
Insmed, Inc. *	1,564	272,233
Ionis Pharmaceuticals, Inc. *	814	64,404
Natera, Inc. *	853	195,354
Neurocrine Biosciences, Inc. *	1,075	152,473
Nuvalent, Inc., Class A *	613	61,666
Rhythm Pharmaceuticals, Inc. *	480	51,397
Ultragenyx Pharmaceutical, Inc. *	1,590	36,573
uniQure NV (Netherlands) *	569	13,613
		1,256,362
Broadline Retail — 0.5%
Coupang, Inc. (South Korea) *	2,378	56,107
Building Products — 1.1%
Carlisle Cos., Inc. (a)	183	58,474
Trane Technologies plc	183	71,118
		129,592
Capital Markets — 7.7%
Ares Management Corp.	1,129	182,438
Coinbase Global, Inc., Class A *	275	62,257
Interactive Brokers Group, Inc., Class A	893	57,407
LPL Financial Holdings, Inc.	301	107,479
MSCI, Inc.	244	139,970
Raymond James Financial, Inc.	640	102,878
Robinhood Markets, Inc., Class A *	1,250	141,384
TPG, Inc. (a)	1,024	65,355
Tradeweb Markets, Inc., Class A	702	75,480
		934,648
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — 0.6%
Veralto Corp.	740	73,871
Communications Equipment — 1.0%
Ciena Corp. *	524	122,618
Construction & Engineering — 3.9%
Comfort Systems USA, Inc.	232	216,817
Quanta Services, Inc.	629	265,242
		482,059
Construction Materials — 1.0%
Eagle Materials, Inc.	325	67,171
James Hardie Industries plc, ADR *	2,765	57,369
		124,540
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	211	116,595
Performance Food Group Co. *	1,189	106,952
		223,547
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	511	51,786
Electrical Equipment — 2.9%
AMETEK, Inc.	451	92,599
Canva, Inc. ‡ * (b)	5	7,790
Databricks ‡ * (b)	104	19,850
Vertiv Holdings Co., Class A	1,425	230,803
		351,042
Electronic Equipment, Instruments & Components — 1.3%
Fabrinet (Thailand) *	173	78,558
Teledyne Technologies, Inc. *	159	81,387
		159,945
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	1,097	48,871
Entertainment — 3.5%
Live Nation Entertainment, Inc. * (a)	468	66,706
ROBLOX Corp., Class A *	2,180	176,648
Take-Two Interactive Software, Inc. *	715	183,058
		426,412
Financial Services — 1.2%
Affirm Holdings, Inc. *	658	48,969
Rocket Cos., Inc., Class A	4,952	95,881
		144,850
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 3.3%
Dexcom, Inc. *	1,800	119,445
IDEXX Laboratories, Inc. *	202	136,739
iRhythm Technologies, Inc. *	226	40,129
Penumbra, Inc. *	349	108,482
		404,795
Health Care Providers & Services — 2.2%
Cencora, Inc.	798	269,465
Health Care Technology — 1.3%
Veeva Systems, Inc., Class A *	735	164,007
Hotels, Restaurants & Leisure — 10.5%
Chipotle Mexican Grill, Inc., Class A *	1,193	44,144
DoorDash, Inc., Class A *	405	91,712
Flutter Entertainment plc (United Kingdom) *	1,005	216,186
Hilton Worldwide Holdings, Inc.	1,301	373,672
Planet Fitness, Inc., Class A *	957	103,808
Royal Caribbean Cruises Ltd.	1,259	351,133
Wingstop, Inc. (a)	171	40,648
Wynn Resorts Ltd.	503	60,568
		1,281,871
Household Durables — 1.7%
Garmin Ltd.	262	53,125
Somnigroup International, Inc.	1,713	152,932
		206,057
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	1,578	254,613
Insurance — 0.6%
Arthur J Gallagher & Co.	298	77,172
Interactive Media & Services — 1.7%
Reddit, Inc., Class A *	922	211,956
IT Services — 5.6%
Cloudflare, Inc., Class A *	1,232	242,801
Gartner, Inc. *	178	44,912
MongoDB, Inc., Class A *	344	144,392
Okta, Inc. *	719	62,181
Snowflake, Inc., Class A *	431	94,566
Twilio, Inc., Class A *	667	94,950
		683,802
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	512	69,586
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued
IQVIA Holdings, Inc. *	389	87,746
Mettler-Toledo International, Inc. *	39	54,570
		211,902
Machinery — 1.9%
Esab Corp.	537	59,951
Ingersoll Rand, Inc.	640	50,720
ITT, Inc.	669	116,058
		226,729
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy, Inc.	605	117,577
EOG Resources, Inc.	733	77,015
Williams Cos., Inc. (The)	2,434	146,301
		340,893
Pharmaceuticals — 0.1%
Corcept Therapeutics, Inc. *	366	12,755
Professional Services — 1.0%
Broadridge Financial Solutions, Inc.	569	126,979
Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A *	942	151,498
Semiconductors & Semiconductor Equipment — 2.9%
Credo Technology Group Holding Ltd. *	305	43,878
Monolithic Power Systems, Inc.	123	111,144
ON Semiconductor Corp. *	395	21,380
Rambus, Inc. *	613	56,346
Teradyne, Inc.	618	119,641
		352,389
Software — 5.1%
CyberArk Software Ltd. *	185	82,733
Datadog, Inc., Class A *	1,067	145,075
Figma, Inc., Class A *	467	17,446
HubSpot, Inc. *	355	142,523
JFrog Ltd. *	1,042	65,102
Monday.com Ltd. *	269	39,743
Nutanix, Inc., Class A *	944	48,779
Rubrik, Inc., Class A *	533	40,745
Tyler Technologies, Inc. *	102	46,186
		628,332
Specialized REITs — 0.5%
Crown Castle, Inc.	644	57,246
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 5.7%
AutoZone, Inc. *	28	95,572
Burlington Stores, Inc. *	521	150,429
Carvana Co. * (a)	702	296,341
Ulta Beauty, Inc. *	251	151,486
		693,828
Textiles, Apparel & Luxury Goods — 1.3%
Levi Strauss & Co., Class A	2,211	45,857
On Holding AG, Class A (Switzerland) *	2,425	112,733
		158,590
Trading Companies & Distributors — 1.1%
FTAI Aviation Ltd. (a)	700	137,760
Total Common Stocks (Cost $9,143,961)		12,125,815
Short-Term Investments — 3.7%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (c) (d) (Cost $124,242)	124,202	124,252
Investment of Cash Collateral from Securities Loaned — 2.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $325,073)	325,073	325,073
Total Short-Term Investments (Cost $449,315)		449,325
Total Investments — 102.9% (Cost $9,593,276)		12,575,140
Liabilities in Excess of Other Assets — (2.9)%		(356,105)
NET ASSETS — 100.0%		12,219,035

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $313,845.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 0.6%
Woodward, Inc.	216	65,285
Banks — 3.3%
Fifth Third Bancorp (a)	2,051	96,005
First Citizens BancShares, Inc., Class A	63	134,372
M&T Bank Corp.	727	146,523
		376,900
Beverages — 1.5%
Constellation Brands, Inc., Class A	479	66,073
Keurig Dr Pepper, Inc.	3,854	107,959
		174,032
Building Products — 1.2%
Masco Corp.	1,199	76,076
Owens Corning	527	59,001
		135,077
Capital Markets — 4.8%
Ameriprise Financial, Inc.	374	183,490
Raymond James Financial, Inc.	1,220	195,961
State Street Corp.	1,239	159,817
		539,268
Chemicals — 1.3%
DuPont de Nemours, Inc.	1,179	47,408
RPM International, Inc.	1,004	104,428
		151,836
Commercial Services & Supplies — 0.8%
Veralto Corp.	912	90,948
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	191	118,905
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A (a)	5,283	90,707
Kroger Co. (The)	1,420	88,750
US Foods Holding Corp. *	780	58,719
		238,176
Containers & Packaging — 4.3%
Ball Corp.	1,469	77,810
Crown Holdings, Inc.	620	63,869
International Paper Co. (a)	2,476	97,510
Packaging Corp. of America	462	95,383
Silgan Holdings, Inc.	3,699	149,332
		483,904
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 1.2%
Genuine Parts Co.	1,139	140,019
Electric Utilities — 2.7%
PG&E Corp.	6,393	102,737
Xcel Energy, Inc.	2,815	207,935
		310,672
Electrical Equipment — 3.5%
Acuity, Inc.	295	106,125
AMETEK, Inc.	781	160,458
Hubbell, Inc.	278	123,485
		390,068
Electronic Equipment, Instruments & Components — 5.3%
CDW Corp.	1,211	164,973
Jabil, Inc.	556	126,779
TD SYNNEX Corp.	302	45,302
Teledyne Technologies, Inc. *	252	128,652
Zebra Technologies Corp., Class A *	526	127,844
		593,550
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	2,551	116,183
Entertainment — 0.8%
Warner Music Group Corp., Class A (a)	3,004	92,133
Financial Services — 3.0%
Fidelity National Information Services, Inc.	3,470	230,597
MGIC Investment Corp.	3,863	112,893
		343,490
Food Products — 2.4%
General Mills, Inc.	1,344	62,489
Hershey Co. (The)	540	98,374
Post Holdings, Inc. *	1,080	106,949
		267,812
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	522	101,402
Health Care Equipment & Supplies — 3.0%
GE HealthCare Technologies, Inc.	2,250	184,547
Globus Medical, Inc., Class A *	1,760	153,650
		338,197
Health Care Providers & Services — 5.9%
Cencora, Inc.	547	184,737
Chemed Corp.	163	69,695
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Henry Schein, Inc. * (a)	1,714	129,564
Humana, Inc.	324	83,097
Quest Diagnostics, Inc.	1,135	196,895
		663,988
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	8,872	142,657
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	2,701	47,897
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	777	142,977
Expedia Group, Inc.	280	79,372
		222,349
Household Durables — 1.0%
Mohawk Industries, Inc. *	1,072	117,116
Insurance — 4.6%
Arch Capital Group Ltd. *	776	74,415
Brown & Brown, Inc.	1,115	88,875
Hartford Insurance Group, Inc. (The)	975	134,440
Loews Corp.	1,661	174,912
WR Berkley Corp.	743	52,080
		524,722
IT Services — 1.0%
GoDaddy, Inc., Class A *	885	109,842
Life Sciences Tools & Services — 2.0%
IQVIA Holdings, Inc. *	983	221,594
Machinery — 6.7%
Dover Corp.	757	147,887
Ingersoll Rand, Inc.	1,777	140,770
ITT, Inc.	669	116,098
Lincoln Electric Holdings, Inc.	546	130,740
Middleby Corp. (The) *	904	134,380
Nordson Corp.	369	88,743
		758,618
Media — 1.7%
Omnicom Group, Inc.	2,371	191,477
Metals & Mining — 1.3%
Alcoa Corp.	1,198	63,654
Freeport-McMoRan, Inc.	975	49,519
Steel Dynamics, Inc.	224	38,036
		151,209
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — 5.1%
CMS Energy Corp.	2,344	163,905
NiSource, Inc.	3,566	148,895
Sempra	951	84,003
WEC Energy Group, Inc.	1,673	176,432
		573,235
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	711	138,189
Coterra Energy, Inc.	5,447	143,359
Diamondback Energy, Inc.	954	143,488
Marathon Petroleum Corp.	1,032	167,849
Williams Cos., Inc. (The)	983	59,078
		651,963
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	1,152	79,921
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	439	74,643
Residential REITs — 1.2%
AvalonBay Communities, Inc.	771	139,748
Retail REITs — 2.7%
Regency Centers Corp.	2,317	159,917
Simon Property Group, Inc.	792	146,656
		306,573
Semiconductors & Semiconductor Equipment — 1.7%
MKS, Inc.	717	114,643
ON Semiconductor Corp. *	1,376	74,494
		189,137
Specialized REITs — 2.6%
Public Storage	519	134,559
SBA Communications Corp.	563	108,866
Weyerhaeuser Co.	2,042	48,386
		291,811
Specialty Retail — 3.3%
AutoZone, Inc. *	35	118,608
Best Buy Co., Inc.	1,627	108,892
Ross Stores, Inc.	788	141,978
		369,478
Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp.	410	70,596
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	300	105,960
Water Utilities — 0.7%
Essential Utilities, Inc.	2,061	79,056
Total Common Stocks (Cost $7,558,463)		11,151,447
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $188,793)	188,741	188,816
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $17,153)	17,153	17,153
Total Short-Term Investments (Cost $205,946)		205,969
Total Investments — 100.5% (Cost $7,764,409)		11,357,416
Liabilities in Excess of Other Assets — (0.5)%		(61,861)
NET ASSETS — 100.0%		11,295,555

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $16,515.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.2%
General Dynamics Corp.	249	83,666
RTX Corp.	537	98,577
		182,243
Air Freight & Logistics — 1.2%
FedEx Corp.	346	99,859
Automobile Components — 0.2%
Gentex Corp.	699	16,270
Banks — 10.1%
Bank of America Corp.	2,921	160,645
Fifth Third Bancorp	813	38,074
First Citizens BancShares, Inc., Class A	60	129,488
M&T Bank Corp.	800	161,074
Regions Financial Corp.	3,332	90,291
Wells Fargo & Co.	2,927	272,834
		852,406
Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,632	45,709
Biotechnology — 3.1%
AbbVie, Inc.	674	154,117
Regeneron Pharmaceuticals, Inc.	97	75,153
Vertex Pharmaceuticals, Inc. *	80	36,096
		265,366
Broadline Retail — 1.3%
Amazon.com, Inc. *	462	106,673
Building Products — 1.0%
Carlisle Cos., Inc.	96	30,768
Fortune Brands Innovations, Inc.	395	19,757
Hayward Holdings, Inc. *	2,425	37,461
		87,986
Capital Markets — 3.7%
Charles Schwab Corp. (The)	526	52,498
Morgan Stanley	357	63,398
Raymond James Financial, Inc.	381	61,231
State Street Corp.	1,027	132,552
		309,679
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,521	49,147
Communications Equipment — 0.6%
Cisco Systems, Inc.	705	54,292
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — 0.8%
WillScot Holdings Corp. (a)	3,593	67,649
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	86	53,595
Consumer Finance — 2.8%
American Express Co.	127	46,988
Capital One Financial Corp.	793	192,238
		239,226
Consumer Staples Distribution & Retail — 0.8%
BJ's Wholesale Club Holdings, Inc. * (a)	708	63,765
Containers & Packaging — 2.4%
Graphic Packaging Holding Co.	1,313	19,771
International Paper Co.	706	27,793
Packaging Corp. of America	271	55,992
Silgan Holdings, Inc.	1,291	52,116
Smurfit WestRock plc	1,139	44,058
		199,730
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	2,401	59,638
Verizon Communications, Inc.	1,128	45,949
		105,587
Electric Utilities — 2.9%
Entergy Corp.	212	19,565
NextEra Energy, Inc.	1,116	89,596
PG&E Corp.	3,421	54,985
Xcel Energy, Inc.	1,063	78,517
		242,663
Electrical Equipment — 1.4%
Eaton Corp. plc	252	80,363
Emerson Electric Co.	271	35,914
		116,277
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	322	43,880
Jabil, Inc.	259	59,112
TD SYNNEX Corp.	471	70,749
		173,741
Entertainment — 1.9%
Walt Disney Co. (The)	1,107	125,885
Warner Music Group Corp., Class A	1,069	32,797
		158,682
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	580	291,599
Corpay, Inc. *	217	65,432
MGIC Investment Corp.	2,605	76,103
		433,134
Food Products — 0.8%
Post Holdings, Inc. *	675	66,870
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	348	67,625
Union Pacific Corp.	400	92,574
		160,199
Health Care Equipment & Supplies — 0.9%
Medtronic plc	815	78,245
Health Care Providers & Services — 6.6%
Cencora, Inc.	320	108,213
Cigna Group (The)	387	106,547
HCA Healthcare, Inc.	110	51,448
Henry Schein, Inc. *	933	70,488
Humana, Inc.	328	84,103
Labcorp Holdings, Inc.	356	89,187
UnitedHealth Group, Inc.	157	51,669
		561,655
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,707	30,257
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	10	54,099
Chipotle Mexican Grill, Inc., Class A *	1,389	51,388
Darden Restaurants, Inc. (a)	168	31,042
Expedia Group, Inc.	125	35,378
McDonald's Corp.	324	99,004
		270,911
Household Durables — 0.6%
Mohawk Industries, Inc. *	429	46,858
Household Products — 0.8%
Procter & Gamble Co. (The)	485	69,509
Industrial REITs — 0.3%
EastGroup Properties, Inc.	148	26,353
Insurance — 4.6%
Arch Capital Group Ltd. *	377	36,187
Chubb Ltd.	193	60,363
Kinsale Capital Group, Inc.	80	31,216
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Loews Corp.	961	101,146
Marsh & McLennan Cos., Inc.	218	40,383
Progressive Corp. (The)	105	23,966
Travelers Cos., Inc. (The)	322	93,336
		386,597
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C	348	109,128
Angi, Inc. *	546	7,063
Meta Platforms, Inc., Class A	117	77,003
		193,194
IT Services — 0.4%
GoDaddy, Inc., Class A *	298	37,015
Machinery — 1.8%
Dover Corp.	565	110,416
Middleby Corp. (The) *	299	44,402
		154,818
Media — 1.3%
Nexstar Media Group, Inc. (a)	236	47,813
Omnicom Group, Inc.	809	65,335
		113,148
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	386	30,974
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	675	102,831
ConocoPhillips	1,212	113,477
EOG Resources, Inc.	970	101,865
Kinder Morgan, Inc.	2,188	60,151
Williams Cos., Inc. (The)	1,135	68,206
		446,530
Passenger Airlines — 0.7%
Southwest Airlines Co. (a)	1,504	62,142
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	490	26,413
Johnson & Johnson	687	142,145
Merck & Co., Inc.	647	68,167
		236,725
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.9%
Andersen Group, Inc., Class A * (a)	593	15,363
TransUnion (a)	750	64,335
		79,698
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	127	20,418
Residential REITs — 1.8%
American Homes 4 Rent, Class A	1,504	48,274
AvalonBay Communities, Inc.	141	25,571
Mid-America Apartment Communities, Inc.	546	75,861
		149,706
Retail REITs — 1.0%
Regency Centers Corp.	1,166	80,508
Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	218	59,194
Texas Instruments, Inc.	639	110,766
		169,960
Specialized REITs — 2.9%
Equinix, Inc.	81	62,145
Public Storage	227	59,005
Rayonier, Inc.	1,513	32,754
SBA Communications Corp.	245	47,281
Weyerhaeuser Co.	1,745	41,341
		242,526
Specialty Retail — 2.9%
AutoZone, Inc. *	17	56,638
Best Buy Co., Inc.	632	42,324
Lowe's Cos., Inc.	445	107,433
Murphy USA, Inc.	100	40,196
		246,591
Technology Hardware, Storage & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	4,273	102,630
Western Digital Corp.	259	44,659
		147,289
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co. (a)	633	34,882
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Kontoor Brands, Inc.	742	45,318
NIKE, Inc., Class B (a)	338	21,536
		101,736
Tobacco — 1.8%
Philip Morris International, Inc.	948	152,108
Total Common Stocks (Cost $5,290,090)		8,286,219
Short-Term Investments — 1.5%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $101,124)	101,085	101,125
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $28,942)	28,942	28,942
Total Short-Term Investments (Cost $130,066)		130,067
Total Investments — 99.5% (Cost $5,420,156)		8,416,286
Other Assets in Excess of Liabilities — 0.5%		40,910
NET ASSETS — 100.0%		8,457,196

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $28,332.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,441,721	$5,621,895	$12,125,815
Investments in affiliates, at value	396,123	138,412	124,252
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	459	48,768	325,073
Cash	—	—	— (a)
Receivables:
Investment securities sold	170,420	1,273	—
Fund shares sold	8,903	6,217	12,069
Dividends from non-affiliates	1,192	5,252	2,015
Dividends from affiliates	906	454	536
Securities lending income (See Note 2.C.)	2	4	24
Other assets	—	6	—
Total Assets	23,019,726	5,822,281	12,589,784
LIABILITIES:
Payables:
Due to custodian	— (a)	6	—
Investment securities purchased	—	29,627	4,308
Collateral received on securities loaned (See Note 2.C.)	459	48,768	325,073
Fund shares redeemed	356,970	2,957	32,859
Accrued liabilities:
Investment advisory fees	8,863	2,636	6,126
Administration fees	443	174	604
Distribution fees	1,563	209	376
Service fees	2,596	352	693
Custodian and accounting fees	165	47	91
Trustees’ and Chief Compliance Officer’s fees	2	1	2
Other	550	224	617
Total Liabilities	371,611	85,001	370,749
Net Assets	$22,648,115	$5,737,280	$12,219,035

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$9,810,792	$4,408,785	$9,075,428
Total distributable earnings (loss)	12,837,323	1,328,495	3,143,607
Total Net Assets	$22,648,115	$5,737,280	$12,219,035
Net Assets:
Class A	$4,827,927	$909,145	$1,423,081
Class C	782,941	16,820	43,826
Class I	6,768,918	767,831	2,336,315
Class R2	12,197	5,147	56,578
Class R3	47,747	—	59,245
Class R4	43,302	—	38,255
Class R5	174,982	8,216	561,370
Class R6	9,990,101	4,030,121	7,700,365
Total	$22,648,115	$5,737,280	$12,219,035
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	124,464	14,718	37,462
Class C	27,384	296	1,981
Class I	161,833	12,095	47,103
Class R2	325	86	1,325
Class R3	1,234	—	1,243
Class R4	1,035	—	778
Class R5	3,999	129	10,991
Class R6	224,267	63,394	148,813
Net Asset Value (a):
Class A — Redemption price per share	$38.79	$61.77	$37.99
Class C — Offering price per share (b)	28.59	56.75	22.12
Class I — Offering and redemption price per share	41.83	63.48	49.60
Class R2 — Offering and redemption price per share	37.58	60.22	42.73
Class R3 — Offering and redemption price per share	38.69	—	47.69
Class R4 — Offering and redemption price per share	41.83	—	49.23
Class R5 — Offering and redemption price per share	43.76	63.68	51.07
Class R6 — Offering and redemption price per share	44.55	63.57	51.75
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$40.94	$65.19	$40.09
Cost of investments in non-affiliates	$9,861,440	$4,278,663	$9,143,961
Cost of investments in affiliates	396,091	138,393	124,242
Investment securities on loan, at value (See Note 2.C.)	440	47,412	313,845
Cost of investment of cash collateral (See Note 2.C.)	459	48,768	325,073

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$11,151,447	$8,286,219
Investments in affiliates, at value	188,816	101,125
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	17,153	28,942
Receivables:
Investment securities sold	3,934	434,297
Fund shares sold	13,832	3,471
Interest from non-affiliates	386	47
Dividends from non-affiliates	14,395	11,584
Dividends from affiliates	832	462
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	2	5
Total Assets	11,390,797	8,866,241
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)
Investment securities purchased	125	—
Collateral received on securities loaned (See Note 2.C.)	17,153	28,942
Fund shares redeemed	70,530	374,932
Accrued liabilities:
Investment advisory fees	5,392	3,379
Administration fees	375	310
Distribution fees	286	363
Service fees	871	701
Custodian and accounting fees	102	75
Trustees’ and Chief Compliance Officer’s fees	1	1
Other	407	342
Total Liabilities	95,242	409,045
Net Assets	$11,295,555	$8,457,196

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,401,829	$5,235,584
Total distributable earnings (loss)	3,893,726	3,221,612
Total Net Assets	$11,295,555	$8,457,196
Net Assets:
Class A	$1,030,674	$1,273,523
Class C	26,038	136,796
Class I	1,407,704	1,527,935
Class L	3,547,160	1,151,806
Class R2	67,095	656
Class R3	70,884	2,556
Class R4	29,129	343
Class R5	52,801	16,537
Class R6	5,064,070	4,347,044
Total	$11,295,555	$8,457,196
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,035	35,231
Class C	932	3,777
Class I	45,291	41,819
Class L	111,153	31,487
Class R2	2,455	18
Class R3	2,389	72
Class R4	947	9
Class R5	1,660	454
Class R6	158,869	119,120
Net Asset Value (a):
Class A — Redemption price per share	$30.28	$36.15
Class C — Offering price per share (b)	27.92	36.22
Class I — Offering and redemption price per share	31.08	36.54
Class L — Offering and redemption price per share	31.91	36.58
Class R2 — Offering and redemption price per share	27.34	35.31
Class R3 — Offering and redemption price per share	29.67	35.36
Class R4 — Offering and redemption price per share	30.73	36.94
Class R5 — Offering and redemption price per share	31.81	36.46
Class R6 — Offering and redemption price per share	31.88	36.49
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.96	$38.15
Cost of investments in non-affiliates	$7,558,463	$5,290,090
Cost of investments in affiliates	188,793	101,124
Investment securities on loan, at value (See Note 2.C.)	16,515	28,332
Cost of investment of cash collateral (See Note 2.C.)	17,153	28,942

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$9	$4
Interest income from affiliates	— (a)	1	2
Dividend income from non-affiliates	49,471	35,171	17,468
Dividend income from affiliates	4,043	3,016	2,851
Income from securities lending (net) (See Note 2.C.)	260	227	1,442
Total investment income	53,774	38,424	21,767
EXPENSES:
Investment advisory fees	58,392	17,360	38,481
Administration fees	6,700	2,170	4,468
Distribution fees:
Class A	6,105	1,155	1,857
Class C	2,989	64	180
Class R2	32	12	145
Class R3	59	—	79
Service fees:
Class A	6,105	1,155	1,857
Class C	997	21	60
Class I	8,627	1,152	3,072
Class R2	16	6	73
Class R3	59	—	79
Class R4	54	—	53
Class R5	87	5	288
Custodian and accounting fees	315	94	177
Interest expense to affiliates	6	— (a)	1
Professional fees	435	53	146
Trustees’ and Chief Compliance Officer’s fees	39	19	28
Printing and mailing costs	452	316	272
Registration and filing fees	226	117	124
Transfer agency fees (See Note 2.G.)	250	61	272
Other	88	24	44
Total expenses	92,033	23,784	51,756
Less fees waived	(9,219)	(3,004)	(3,604)
Less expense reimbursements	—	(5)	—
Net expenses	82,814	20,775	48,152
Net investment income (loss)	(29,040)	17,649	(26,385)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,017,157	$172,961	$437,303
Investments in affiliates	24	29	26
Net realized gain (loss)	1,017,181	172,990	437,329
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	874,016	(8,555)	(227,741)
Investments in affiliates	12	3	4
Change in net unrealized appreciation/depreciation	874,028	(8,552)	(227,737)
Net realized/unrealized gains (losses)	1,891,209	164,438	209,592
Change in net assets resulting from operations	$1,862,169	$182,087	$183,207
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$22
Dividend income from non-affiliates	99,843	88,359
Dividend income from affiliates	6,416	4,010
Income from securities lending (net) (See Note 2.C.)	10	27
Total investment income	106,285	92,418
EXPENSES:
Investment advisory fees	36,740	22,653
Administration fees	4,319	3,398
Distribution fees:
Class A	1,398	1,642
Class C	107	543
Class R2	170	2
Class R3	93	3
Service fees:
Class A	1,398	1,642
Class C	36	181
Class I	1,978	1,974
Class L	2,089	651
Class R2	85	1
Class R3	93	3
Class R4	34	— (a)
Class R5	27	9
Custodian and accounting fees	189	138
Interest expense to affiliates	— (a)	—
Professional fees	47	59
Trustees’ and Chief Compliance Officer’s fees	27	23
Printing and mailing costs	416	200
Registration and filing fees	161	104
Transfer agency fees (See Note 2.G.)	144	97
Other	74	39
Total expenses	49,625	33,362
Less fees waived	(5,615)	(4,274)
Less expense reimbursements	(54)	(29)
Net expenses	43,956	29,059
Net investment income (loss)	62,329	63,359

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,195,555	$524,655
Investments in affiliates	89	89
Net realized gain (loss)	1,195,644	524,744
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(744,679)	(51,484)
Investments in affiliates	3	(13)
Change in net unrealized appreciation/depreciation	(744,676)	(51,497)
Net realized/unrealized gains (losses)	450,968	473,247
Change in net assets resulting from operations	$513,297	$536,606
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(29,040)	$(33,032)	$17,649	$33,464
Net realized gain (loss)	1,017,181	2,453,581	172,990	263,741
Change in net unrealized appreciation/depreciation	874,028	485,533	(8,552)	239,869
Change in net assets resulting from operations	1,862,169	2,906,082	182,087	537,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(552,928)	(262,842)	(53,495)	(36,334)
Class C	(117,618)	(59,325)	(1,004)	(736)
Class I	(730,684)	(353,826)	(45,375)	(44,498)
Class R2	(1,390)	(766)	(286)	(138)
Class R3	(5,417)	(2,349)	—	—
Class R4	(4,554)	(2,615)	—	—
Class R5	(17,623)	(8,928)	(448)	(583)
Class R6	(1,039,317)	(516,178)	(244,553)	(149,946)
Total distributions to shareholders	(2,469,531)	(1,206,829)	(345,161)	(232,235)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,091,263	167,440	363,609	700,425
NET ASSETS:
Change in net assets	483,901	1,866,693	200,535	1,005,264
Beginning of period	22,164,214	20,297,521	5,536,745	4,531,481
End of period	$22,648,115	$22,164,214	$5,737,280	$5,536,745
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,385)	$(26,396)	$62,329	$140,776
Net realized gain (loss)	437,329	992,942	1,195,644	2,128,327
Change in net unrealized appreciation/depreciation	(227,737)	711,263	(744,676)	(904,329)
Change in net assets resulting from operations	183,207	1,677,809	513,297	1,364,774
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(159,110)	(121,831)	(194,655)	(133,539)
Class C	(8,024)	(6,824)	(5,196)	(3,808)
Class I	(204,976)	(165,054)	(271,461)	(195,931)
Class L	—	—	(664,648)	(586,192)
Class R2	(5,528)	(4,297)	(13,050)	(8,074)
Class R3	(5,300)	(4,554)	(13,485)	(8,606)
Class R4	(3,281)	(2,800)	(5,289)	(3,301)
Class R5	(47,303)	(37,156)	(9,459)	(5,826)
Class R6	(644,491)	(470,907)	(914,430)	(526,782)
Total distributions to shareholders	(1,078,013)	(813,423)	(2,091,673)	(1,472,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	522,814	902,815	335,111	(246,834)
NET ASSETS:
Change in net assets	(371,992)	1,767,201	(1,243,265)	(354,119)
Beginning of period	12,591,027	10,823,826	12,538,820	12,892,939
End of period	$12,219,035	$12,591,027	$11,295,555	$12,538,820
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$63,359	$142,273
Net realized gain (loss)	524,744	1,100,865
Change in net unrealized appreciation/depreciation	(51,497)	(110,846)
Change in net assets resulting from operations	536,606	1,132,292
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(147,672)	(131,482)
Class C	(15,228)	(15,290)
Class I	(180,341)	(166,190)
Class L	(139,407)	(132,239)
Class R2	(73)	(62)
Class R3	(272)	(253)
Class R4	(38)	(60)
Class R5	(1,856)	(1,839)
Class R6	(557,158)	(426,158)
Total distributions to shareholders	(1,042,045)	(873,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,781	(61,678)
NET ASSETS:
Change in net assets	(485,658)	197,041
Beginning of period	8,942,854	8,745,813
End of period	$8,457,196	$8,942,854
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$268,830	$589,013	$63,061	$161,295
Distributions reinvested	535,905	255,115	53,424	36,288
Cost of shares redeemed	(417,268)	(664,372)	(78,474)	(122,015)
Change in net assets resulting from Class A capital transactions	387,467	179,756	38,011	75,568
Class C
Proceeds from shares issued	78,275	118,259	1,084	4,293
Distributions reinvested	115,714	58,107	1,000	735
Cost of shares redeemed	(113,701)	(234,303)	(1,615)	(4,114)
Change in net assets resulting from Class C capital transactions	80,288	(57,937)	469	914
Class I
Proceeds from shares issued	505,221	1,280,992	63,454	534,067
Distributions reinvested	678,653	329,001	45,276	44,445
Cost of shares redeemed	(769,235)	(1,429,131)	(408,925)	(622,288)
Change in net assets resulting from Class I capital transactions	414,639	180,862	(300,195)	(43,776)
Class R2
Proceeds from shares issued	1,195	2,440	1,058	1,669
Distributions reinvested	1,390	765	286	138
Cost of shares redeemed	(3,722)	(1,975)	(226)	(216)
Change in net assets resulting from Class R2 capital transactions	(1,137)	1,230	1,118	1,591
Class R3
Proceeds from shares issued	7,034	20,248	—	—
Distributions reinvested	3,488	1,433	—	—
Cost of shares redeemed	(4,088)	(11,180)	—	—
Change in net assets resulting from Class R3 capital transactions	6,434	10,501	—	—
Class R4
Proceeds from shares issued	2,162	4,788	—	—
Distributions reinvested	4,554	2,615	—	—
Cost of shares redeemed	(10,565)	(6,784)	—	—
Change in net assets resulting from Class R4 capital transactions	(3,849)	619	—	—
Class R5
Proceeds from shares issued	19,389	68,872	951	888
Distributions reinvested	12,556	6,672	448	583
Cost of shares redeemed	(23,371)	(41,779)	(6,016)	(860)
Change in net assets resulting from Class R5 capital transactions	8,574	33,765	(4,617)	611
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$730,626	$1,932,271	$755,968	$1,261,772
Distributions reinvested	1,036,204	513,688	244,175	149,682
Cost of shares redeemed	(1,567,983)	(2,627,315)	(371,320)	(745,937)
Change in net assets resulting from Class R6 capital transactions	198,847	(181,356)	628,823	665,517
Total change in net assets resulting from capital transactions	$1,091,263	$167,440	$363,609	$700,425
SHARE TRANSACTIONS:
Class A
Issued	6,431	15,714	977	2,597
Reinvested	13,581	6,530	846	561
Redeemed	(9,991)	(17,883)	(1,218)	(1,972)
Change in Class A Shares	10,021	4,361	605	1,186
Class C
Issued	2,440	4,081	18	73
Reinvested	3,978	1,930	17	13
Redeemed	(3,585)	(8,089)	(27)	(72)
Change in Class C Shares	2,833	(2,078)	8	14
Class I
Issued	11,256	32,251	956	8,179
Reinvested	15,953	7,893	697	671
Redeemed	(17,185)	(36,392)	(6,216)	(9,985)
Change in Class I Shares	10,024	3,752	(4,563)	(1,135)
Class R2
Issued	31	67	16	28
Reinvested	36	20	5	2
Redeemed	(90)	(53)	(3)	(3)
Change in Class R2 Shares	(23)	34	18	27
Class R3
Issued	170	530	—	—
Reinvested	89	37	—	—
Redeemed	(98)	(309)	—	—
Change in Class R3 Shares	161	258	—	—
Class R4
Issued	47	121	—	—
Reinvested	107	63	—	—
Redeemed	(240)	(168)	—	—
Change in Class R4 Shares	(86)	16	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	418	1,651	14	14
Reinvested	282	154	7	9
Redeemed	(498)	(1,011)	(90)	(14)
Change in Class R5 Shares	202	794	(69)	9
Class R6
Issued	15,268	46,586	11,368	19,708
Reinvested	22,874	11,675	3,750	2,257
Redeemed	(33,181)	(63,506)	(5,577)	(11,773)
Change in Class R6 Shares	4,961	(5,245)	9,541	10,192
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$95,158	$130,219	$50,011	$113,173
Distributions reinvested	154,591	117,772	182,611	125,354
Cost of shares redeemed	(135,171)	(237,818)	(180,117)	(249,848)
Change in net assets resulting from Class A capital transactions	114,578	10,173	52,505	(11,321)
Class C
Proceeds from shares issued	3,460	7,843	1,310	3,104
Distributions reinvested	7,892	6,688	5,075	3,701
Cost of shares redeemed	(8,585)	(16,943)	(5,289)	(12,464)
Change in net assets resulting from Class C capital transactions	2,767	(2,412)	1,096	(5,659)
Class I
Proceeds from shares issued	277,079	594,299	113,134	178,446
Distributions reinvested	201,541	158,988	255,719	185,190
Cost of shares redeemed	(421,640)	(854,065)	(338,893)	(494,348)
Change in net assets resulting from Class I capital transactions	56,980	(100,778)	29,960	(130,712)
Class L
Proceeds from shares issued	—	—	155,577	457,110
Distributions reinvested	—	—	622,207	553,376
Cost of shares redeemed	—	—	(1,345,640)	(1,833,787)
Change in net assets resulting from Class L capital transactions	—	—	(567,856)	(823,301)
Class R2
Proceeds from shares issued	6,219	12,062	3,701	10,511
Distributions reinvested	5,526	4,297	13,017	8,055
Cost of shares redeemed	(8,467)	(15,189)	(6,140)	(15,996)
Change in net assets resulting from Class R2 capital transactions	3,278	1,170	10,578	2,570
Class R3
Proceeds from shares issued	7,550	15,083	4,206	9,893
Distributions reinvested	5,224	4,462	12,829	8,203
Cost of shares redeemed	(14,698)	(20,196)	(9,365)	(17,403)
Change in net assets resulting from Class R3 capital transactions	(1,924)	(651)	7,670	693
Class R4
Proceeds from shares issued	5,962	9,799	3,149	2,225
Distributions reinvested	3,281	2,800	5,289	3,301
Cost of shares redeemed	(9,012)	(12,794)	(3,041)	(7,871)
Change in net assets resulting from Class R4 capital transactions	231	(195)	5,397	(2,345)
Class R5
Proceeds from shares issued	55,204	94,737	4,235	8,015
Distributions reinvested	44,184	34,572	9,433	5,811
Cost of shares redeemed	(62,175)	(134,800)	(6,228)	(10,297)
Change in net assets resulting from Class R5 capital transactions	37,213	(5,491)	7,440	3,529
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$737,153	$1,881,493	$1,140,766	$1,242,415
Distributions reinvested	631,042	462,467	806,813	473,479
Cost of shares redeemed	(1,058,504)	(1,342,961)	(1,159,258)	(996,182)
Change in net assets resulting from Class R6 capital transactions	309,691	1,000,999	788,321	719,712
Total change in net assets resulting from capital transactions	$522,814	$902,815	$335,111	$(246,834)
SHARE TRANSACTIONS:
Class A
Issued	2,245	3,286	1,446	3,109
Reinvested	3,932	2,835	5,907	3,417
Redeemed	(3,226)	(5,982)	(5,204)	(6,816)
Change in Class A Shares	2,951	139	2,149	(290)
Class C
Issued	133	300	40	90
Reinvested	345	256	179	108
Redeemed	(338)	(670)	(166)	(363)
Change in Class C Shares	140	(114)	53	(165)
Class I
Issued	5,118	11,926	3,268	4,708
Reinvested	3,926	3,014	8,043	4,940
Redeemed	(7,801)	(17,125)	(9,782)	(13,283)
Change in Class I Shares	1,243	(2,185)	1,529	(3,635)
Class L
Issued	—	—	4,367	12,047
Reinvested	—	—	19,048	14,438
Redeemed	—	—	(36,596)	(47,977)
Change in Class L Shares	—	—	(13,181)	(21,492)
Class R2
Issued	134	271	117	311
Reinvested	125	93	466	238
Redeemed	(178)	(345)	(187)	(467)
Change in Class R2 Shares	81	19	396	82
Class R3
Issued	147	312	125	275
Reinvested	106	87	423	227
Redeemed	(283)	(421)	(277)	(477)
Change in Class R3 Shares	(30)	(22)	271	25
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	112	196	87	60
Reinvested	64	53	168	89
Redeemed	(164)	(255)	(85)	(210)
Change in Class R4 Shares	12	(6)	170	(61)
Class R5
Issued	991	1,834	114	215
Reinvested	836	639	290	152
Redeemed	(1,119)	(2,608)	(169)	(274)
Change in Class R5 Shares	708	(135)	235	93
Class R6
Issued	13,140	36,135	30,713	33,058
Reinvested	11,784	8,450	24,706	12,363
Redeemed	(18,776)	(25,860)	(31,124)	(26,204)
Change in Class R6 Shares	6,148	18,725	24,295	19,217
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$45,217	$133,603
Distributions reinvested	142,547	126,924
Cost of shares redeemed	(159,466)	(305,380)
Change in net assets resulting from Class A capital transactions	28,298	(44,853)
Class C
Proceeds from shares issued	8,391	22,561
Distributions reinvested	15,032	14,960
Cost of shares redeemed	(27,099)	(65,216)
Change in net assets resulting from Class C capital transactions	(3,676)	(27,695)
Class I
Proceeds from shares issued	143,930	353,513
Distributions reinvested	167,768	155,404
Cost of shares redeemed	(268,982)	(590,497)
Change in net assets resulting from Class I capital transactions	42,716	(81,580)
Class L
Proceeds from shares issued	84,609	160,555
Distributions reinvested	129,662	123,810
Cost of shares redeemed	(329,778)	(300,858)
Change in net assets resulting from Class L capital transactions	(115,507)	(16,493)
Class R2
Proceeds from shares issued	35	247
Distributions reinvested	73	62
Cost of shares redeemed	(4)	(174)
Change in net assets resulting from Class R2 capital transactions	104	135
Class R3
Proceeds from shares issued	378	780
Distributions reinvested	242	169
Cost of shares redeemed	(295)	(738)
Change in net assets resulting from Class R3 capital transactions	325	211
Class R4
Proceeds from shares issued	6	288
Distributions reinvested	38	60
Cost of shares redeemed	(275)	(63)
Change in net assets resulting from Class R4 capital transactions	(231)	285
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,536	$1,026
Distributions reinvested	1,856	1,839
Cost of shares redeemed	(4,786)	(2,196)
Change in net assets resulting from Class R5 capital transactions	(1,394)	669
Class R6
Proceeds from shares issued	306,578	669,082
Distributions reinvested	556,381	425,467
Cost of shares redeemed	(793,813)	(986,906)
Change in net assets resulting from Class R6 capital transactions	69,146	107,643
Total change in net assets resulting from capital transactions	$19,781	$(61,678)
SHARE TRANSACTIONS:
Class A
Issued	1,171	3,443
Reinvested	3,885	3,283
Redeemed	(4,139)	(7,882)
Change in Class A Shares	917	(1,156)
Class C
Issued	217	577
Reinvested	411	387
Redeemed	(703)	(1,689)
Change in Class C Shares	(75)	(725)
Class I
Issued	3,733	8,931
Reinvested	4,516	3,980
Redeemed	(6,964)	(15,215)
Change in Class I Shares	1,285	(2,304)
Class L
Issued	2,155	4,138
Reinvested	3,483	3,167
Redeemed	(8,435)	(7,681)
Change in Class L Shares	(2,797)	(376)
Class R2
Issued	1	4
Reinvested	2	2
Redeemed	— (a)	(4)
Change in Class R2 Shares	3	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	10	20
Reinvested	7	4
Redeemed	(8)	(19)
Change in Class R3 Shares	9	5
Class R4
Issued	— (a)	8
Reinvested	1	1
Redeemed	(7)	(2)
Change in Class R4 Shares	(6)	7
Class R5
Issued	40	27
Reinvested	50	47
Redeemed	(121)	(56)
Change in Class R5 Shares	(31)	18
Class R6
Issued	7,797	17,172
Reinvested	14,974	10,907
Redeemed	(20,959)	(24,399)
Change in Class R6 Shares	1,812	3,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$40.30	$(0.11)	$3.52	$3.41	$—	$(4.92)	$(4.92)
Year Ended June 30, 2025	37.28	(0.16)	5.57	5.41	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Class C
Six Months Ended December 31, 2025 (Unaudited)	30.96	(0.17)	2.72	2.55	—	(4.92)	(4.92)
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	—	(2.39)	(2.39)
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Class I
Six Months Ended December 31, 2025 (Unaudited)	43.05	(0.06)	3.76	3.70	—	(4.92)	(4.92)
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	39.24	(0.16)	3.42	3.26	—	(4.92)	(4.92)
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	—	(2.39)	(2.39)
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	40.21	(0.11)	3.51	3.40	—	(4.92)	(4.92)
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	—	(2.39)	(2.39)
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	43.06	(0.07)	3.76	3.69	—	(4.92)	(4.92)
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	—	(2.39)	(2.39)
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$38.79	8.27%	$4,827,927	0.99%	(0.53)%	1.07%	15%
40.30	14.70	4,612,408	1.00	(0.44)	1.11	36
37.28	33.34	4,103,661	1.04	(0.41)	1.13	28
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43

28.59	7.98	782,941	1.49	(1.03)	1.58	15
30.96	14.16	760,081	1.50	(0.94)	1.61	36
29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43

41.83	8.41	6,768,918	0.74	(0.28)	0.82	15
43.05	14.99	6,536,149	0.75	(0.19)	0.86	36
39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43

37.58	8.11	12,197	1.25	(0.79)	1.35	15
39.24	14.43	13,676	1.26	(0.70)	1.39	36
36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43

38.69	8.26	47,747	1.00	(0.54)	1.08	15
40.21	14.71	43,160	1.01	(0.45)	1.11	36
37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43

41.83	8.39	43,302	0.75	(0.29)	0.82	15
43.06	14.99	48,257	0.76	(0.20)	0.86	36
39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$44.81	$(0.03)	$3.90	$3.87	$—	$(4.92)	$(4.92)
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	—	(2.39)	(2.39)
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	45.51	(0.01)	3.97	3.96	—	(4.92)	(4.92)
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	—	(2.39)	(2.39)
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$43.76	8.46%	$174,982	0.60%	(0.14)%	0.67%	15%
44.81	15.17	170,124	0.61	(0.05)	0.71	36
41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43

44.55	8.53	9,990,101	0.50	(0.04)	0.57	15
45.51	15.27	9,980,359	0.51	0.05	0.61	36
41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$63.51	$0.08	$1.99	$2.07	$(0.19)	$(3.62)	$(3.81)
Year Ended June 30, 2025	59.22	0.19	6.84	7.03	(0.15)	(2.59)	(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Class C
Six Months Ended December 31, 2025 (Unaudited)	58.60	(0.08)	1.85	1.77	—	(3.62)	(3.62)
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Class I
Six Months Ended December 31, 2025 (Unaudited)	65.18	0.15	2.06	2.21	(0.29)	(3.62)	(3.91)
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	62.02	— (f)	1.94	1.94	(0.12)	(3.62)	(3.74)
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	65.43	0.20	2.06	2.26	(0.39)	(3.62)	(4.01)
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)

42

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$61.77	3.14%	$909,145	1.09%	0.24%	1.20%	41%
63.51	11.79	896,268	1.10	0.31	1.22	61
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54

56.75	2.89	16,820	1.59	(0.26)	1.71	41
58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54

63.48	3.27	767,831	0.84	0.45	0.95	41
65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54

60.22	3.00	5,147	1.35	(0.01)	1.56	41
62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54

63.68	3.34	8,216	0.70	0.59	0.80	41
65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund (continued)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	$65.38	$0.25	$2.04	$2.29	$(0.48)	$(3.62)	$(4.10)
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

44

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$63.57	3.39%	$4,030,121	0.60%	0.74%	0.70%	41%
65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$42.00	$(0.16)	$0.83	$0.67	$—	$(4.68)	$(4.68)
Year Ended June 30, 2025	39.72	(0.23)	6.17	5.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—	—	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Class C
Six Months Ended December 31, 2025 (Unaudited)	26.39	(0.17)	0.58	0.41	—	(4.68)	(4.68)
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	—	(3.66)	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Class I
Six Months Ended December 31, 2025 (Unaudited)	53.41	(0.14)	1.01	0.87	—	(4.68)	(4.68)
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	46.77	(0.25)	0.89	0.64	—	(4.68)	(4.68)
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	—	(3.66)	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	51.60	(0.21)	0.98	0.77	—	(4.68)	(4.68)
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	—	(3.66)	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	53.06	(0.15)	1.00	0.85	—	(4.68)	(4.68)
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	—	(3.66)	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)

46

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$37.99	1.21%	$1,423,081	1.09%	(0.75)%	1.20%	22%
42.00	15.06	1,449,638	1.10	(0.57)	1.22	67
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42

22.12	0.94	43,826	1.59	(1.25)	1.70	22
26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42

49.60	1.33	2,336,315	0.84	(0.50)	0.93	22
53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42

42.73	1.02	56,578	1.40	(1.06)	1.48	22
46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42

47.69	1.18	59,245	1.15	(0.81)	1.19	22
51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42

49.23	1.30	38,255	0.90	(0.57)	0.94	22
53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$54.84	$(0.11)	$1.02	$0.91	$—	$(4.68)	$(4.68)
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	55.48	(0.09)	1.04	0.95	—	(4.68)	(4.68)
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	—	(3.66)	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

48

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$51.07	1.37%	$561,370	0.74%	(0.40)%	0.78%	22%
54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42

51.75	1.43	7,700,365	0.65	(0.31)	0.68	22
55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$35.39	$0.12	$1.40	$1.52	$(0.24)	$(6.39)	$(6.63)
Year Ended June 30, 2025	35.88	0.26	3.58	3.84	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Class C
Six Months Ended December 31, 2025 (Unaudited)	33.06	0.03	1.32	1.35	(0.10)	(6.39)	(6.49)
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Class I
Six Months Ended December 31, 2025 (Unaudited)	36.18	0.16	1.45	1.61	(0.32)	(6.39)	(6.71)
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Class L
Six Months Ended December 31, 2025 (Unaudited)	37.00	0.19	1.47	1.66	(0.36)	(6.39)	(6.75)
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	32.55	0.06	1.32	1.38	(0.20)	(6.39)	(6.59)
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	34.81	0.11	1.39	1.50	(0.25)	(6.39)	(6.64)
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)

50

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.28	4.06%	$1,030,674	1.09%	0.65%	1.19%	27%
35.39	10.35	1,128,401	1.10	0.71	1.21	39
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21

27.92	3.81	26,038	1.59	0.15	1.70	27
33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21

31.08	4.21	1,407,704	0.84	0.90	0.94	27
36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21

31.91	4.26	3,547,160	0.70	1.03	0.79	27
37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21

27.34	3.96	67,095	1.35	0.39	1.47	27
32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21

29.67	4.06	70,884	1.10	0.65	1.19	27
34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21

51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$35.86	$0.16	$1.43	$1.59	$(0.33)	$(6.39)	$(6.72)
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	36.91	0.20	1.46	1.66	(0.37)	(6.39)	(6.76)
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	36.98	0.22	1.47	1.69	(0.40)	(6.39)	(6.79)
Year Ended June 30, 2025	37.32	0.46	3.71	4.17	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

52

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.73	4.19%	$29,129	0.85%	0.91%	0.94%	27%
35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21

31.81	4.26	52,801	0.70	1.05	0.79	27
36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21

31.88	4.35	5,064,070	0.60	1.15	0.69	27
36.98	10.86	4,976,734	0.61	1.20	0.70	39
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21

53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$38.39	$0.21	$2.10	$2.31	$(0.43)	$(4.12)	$(4.55)
Year Ended June 30, 2025	37.44	0.48	4.33	4.81	(0.50)	(3.36)	(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Class C
Six Months Ended December 31, 2025 (Unaudited)	38.36	0.11	2.10	2.21	(0.23)	(4.12)	(4.35)
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Class I
Six Months Ended December 31, 2025 (Unaudited)	38.80	0.26	2.12	2.38	(0.52)	(4.12)	(4.64)
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Class L
Six Months Ended December 31, 2025 (Unaudited)	38.86	0.28	2.13	2.41	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	37.59	0.15	2.06	2.21	(0.37)	(4.12)	(4.49)
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	37.67	0.20	2.06	2.26	(0.45)	(4.12)	(4.57)
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)

54

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.15	5.97%	$1,273,523	0.99%	1.05%	1.09%	25%
38.39	12.90	1,317,334	1.00	1.24	1.11	39
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34

36.22	5.69	136,796	1.49	0.55	1.60	25
38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34

36.54	6.09	1,527,935	0.74	1.30	0.84	25
38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34

36.58	6.15	1,151,806	0.60	1.43	0.69	25
38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34

35.31	5.82	656	1.25	0.80	1.43	25
37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34

35.36	5.94	2,556	1.00	1.05	1.17	25
37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34

55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$39.14	$0.25	$2.15	$2.40	$(0.48)	$(4.12)	$(4.60)
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	38.75	0.28	2.12	2.40	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	38.79	0.31	2.12	2.43	(0.61)	(4.12)	(4.73)
Year Ended June 30, 2025	37.80	0.68	4.36	5.04	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.94	6.08%	$343	0.75%	1.25%	0.87%	25%
39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34

36.46	6.15	16,537	0.60	1.42	0.69	25
38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34

36.49	6.22	4,347,044	0.50	1.55	0.59	25
38.79	13.42	4,550,788	0.51	1.73	0.60	39
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34

57

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$388,327	$—	$—	$388,327
Automobiles	907,090	—	—	907,090
Biotechnology	996,294	—	—	996,294
Broadline Retail	1,042,335	—	—	1,042,335
Building Products	193,169	—	—	193,169
Capital Markets	836,496	—	—	836,496
Communications Equipment	162,181	—	—	162,181
Construction & Engineering	374,111	—	—	374,111
Consumer Staples Distribution & Retail	242,576	—	—	242,576
Electrical Equipment	185,308	—	61,217	246,525
Energy Equipment & Services	144,350	—	—	144,350
Entertainment	805,529	—	—	805,529
Financial Services	495,370	—	—	495,370
Health Care Equipment & Supplies	226,003	—	—	226,003
Health Care Providers & Services	156,288	—	—	156,288
Hotels, Restaurants & Leisure	715,870	—	—	715,870
Household Durables	93,000	—	—	93,000
Industrial Conglomerates	178,658	—	—	178,658
Insurance	83,661	—	—	83,661

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$2,315,224	$—	$—	$2,315,224
IT Services	517,567	—	—	517,567
Life Sciences Tools & Services	344,936	—	—	344,936
Machinery	268,126	—	—	268,126
Oil, Gas & Consumable Fuels	265,861	—	—	265,861
Pharmaceuticals	481,518	—	—	481,518
Real Estate Management & Development	144,505	—	—	144,505
Semiconductors & Semiconductor Equipment	4,079,068	—	—	4,079,068
Software	3,158,975	—	—	3,158,975
Specialty Retail	723,092	—	—	723,092
Technology Hardware, Storage & Peripherals	1,822,016	—	—	1,822,016
Total Common Stocks	22,347,504	—	61,217	22,408,721
Preferred Stocks	—	—	33,000	33,000
Short-Term Investments
Investment Companies	396,123	—	—	396,123
Investment of Cash Collateral from Securities Loaned	459	—	—	459
Total Short-Term Investments	396,582	—	—	396,582
Total Investments in Securities	$22,744,086	$—	$94,217	$22,838,303

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,809,075	$—	$—	$5,809,075

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$826,271	$—	$—	$826,271
Automobiles	60,655	—	—	60,655
Biotechnology	1,256,362	—	—	1,256,362
Broadline Retail	56,107	—	—	56,107
Building Products	129,592	—	—	129,592
Capital Markets	934,648	—	—	934,648
Commercial Services & Supplies	73,871	—	—	73,871
Communications Equipment	122,618	—	—	122,618
Construction & Engineering	482,059	—	—	482,059
Construction Materials	124,540	—	—	124,540
Consumer Staples Distribution & Retail	223,547	—	—	223,547
Diversified Consumer Services	51,786	—	—	51,786
Electrical Equipment	323,402	—	27,640	351,042
Electronic Equipment, Instruments & Components	159,945	—	—	159,945
Energy Equipment & Services	48,871	—	—	48,871

60	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$426,412	$—	$—	$426,412
Financial Services	144,850	—	—	144,850
Health Care Equipment & Supplies	404,795	—	—	404,795
Health Care Providers & Services	269,465	—	—	269,465
Health Care Technology	164,007	—	—	164,007
Hotels, Restaurants & Leisure	1,281,871	—	—	1,281,871
Household Durables	206,057	—	—	206,057
Independent Power and Renewable Electricity Producers	254,613	—	—	254,613
Insurance	77,172	—	—	77,172
Interactive Media & Services	211,956	—	—	211,956
IT Services	683,802	—	—	683,802
Life Sciences Tools & Services	211,902	—	—	211,902
Machinery	226,729	—	—	226,729
Oil, Gas & Consumable Fuels	340,893	—	—	340,893
Pharmaceuticals	12,755	—	—	12,755
Professional Services	126,979	—	—	126,979
Real Estate Management & Development	151,498	—	—	151,498
Semiconductors & Semiconductor Equipment	352,389	—	—	352,389
Software	628,332	—	—	628,332
Specialized REITs	57,246	—	—	57,246
Specialty Retail	693,828	—	—	693,828
Textiles, Apparel & Luxury Goods	158,590	—	—	158,590
Trading Companies & Distributors	137,760	—	—	137,760
Total Common Stocks	12,098,175	—	27,640	12,125,815
Short-Term Investments
Investment Companies	124,252	—	—	124,252
Investment of Cash Collateral from Securities Loaned	325,073	—	—	325,073
Total Short-Term Investments	449,325	—	—	449,325
Total Investments in Securities	$12,547,500	$—	$27,640	$12,575,140

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,357,416	$—	$—	$11,357,416

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,416,286	$—	$—	$8,416,286

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$26,428	$35,690	0.2%
Openai - Common Stocks	10/3/2025	11,267	11,267	0.0%
Canva, Inc. - Common Stocks	10/6/2025	14,261	14,260	0.1%
Anthropic - Preferred Stocks	8/18/2025	33,000	33,000	0.1%
		$84,956	$94,217
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$14,572	$19,850	0.2%
Canva, Inc. - Common Stocks	10/6/2025	7,790	7,790	0.1%
		$22,362	$27,640
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$440	$(440)	$—
Mid Cap Equity Fund	47,412	(47,412)	—
Mid Cap Growth Fund	313,845	(313,845)	—
Mid Cap Value Fund	16,515	(16,515)	—
Value Advantage Fund	28,332	(28,332)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$222,598	$2,005,262	$1,831,774	$24	$13	$396,123	395,965	$4,043	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	313,970	313,510	—	(1)	459	459	276 *	—
Total	$222,598	$2,319,232	$2,145,284	$24	$12	$396,582		$4,319	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$87,757	$1,379,949	$1,329,326	$29	$3	$138,412	138,356	$3,016	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	24,285	266,689	242,206	—	—	48,768	48,768	537 *	—
Total	$112,042	$1,646,638	$1,571,532	$29	$3	$187,180		$3,553	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$26,249	$1,528,567	$1,430,594	$26	$4	$124,252	124,202	$2,851	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	141,650	950,740	767,317	—	—	325,073	325,073	2,477 *	—
Total	$167,899	$2,479,307	$2,197,911	$26	$4	$449,325		$5,328	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$229,278	$2,565,957	$2,606,511	$89	$3	$188,816	188,741	$6,416	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	326,882	309,729	—	—	17,153	17,153	173 *	—
Total	$229,278	$2,892,839	$2,916,240	$89	$3	$205,969		$6,589	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$176,205	$1,821,163	$1,896,319	$89	$(13)	$101,125	101,085	$4,010	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	—	369,421	340,479	—	—	28,942	28,942	395 *	—
Total	$176,205	$2,190,584	$2,236,798	$89	$(13)	$130,067		$4,405	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$93	$27	$34	n/a	$2	$2	$1	$2	$89	$250
Mid Cap Equity Fund
Transfer agency fees	11	1	5	n/a	3	n/a	n/a	— (a)	41	61
Mid Cap Growth Fund
Transfer agency fees	129	3	11	n/a	15	3	1	4	106	272
Mid Cap Value Fund
Transfer agency fees	38	2	11	$25	12	1	— (a)	1	54	144
Value Advantage Fund
Transfer agency fees	36	12	9	10	— (a)	1	— (a)	— (a)	29	97

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
Prior to November 1, 2024, the investment advisory fee was accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$227	$1
Mid Cap Equity Fund	36	—
Mid Cap Growth Fund	40	— (a)
Mid Cap Value Fund	13	— (a)
Value Advantage Fund	26	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

The expense limitation agreements were in effect for the six months ended December 31, 2025 and are in place until at least October 31, 2026.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$5,063	$3,373	$680	$9,116	$—
Mid Cap Equity Fund	1,697	1,131	96	2,924	5
Mid Cap Growth Fund	1,322	881	1,331	3,534	—
Mid Cap Value Fund	3,138	2,094	202	5,434	54
Value Advantage Fund	2,367	1,576	210	4,153	29
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Growth Advantage Fund	$103
Mid Cap Equity Fund	80
Mid Cap Growth Fund	70
Mid Cap Value Fund	181
Value Advantage Fund	121
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$3,430,812	$4,883,749
Mid Cap Equity Fund	2,333,523	2,312,091
Mid Cap Growth Fund	2,743,649	3,372,531
Mid Cap Value Fund	3,204,452	4,783,856
Value Advantage Fund	2,187,823	3,125,529
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$10,257,990	$12,731,596	$151,283	$12,580,313
Mid Cap Equity Fund	4,465,824	1,455,380	112,129	1,343,251
Mid Cap Growth Fund	9,593,276	3,392,551	410,687	2,981,864
Mid Cap Value Fund	7,764,409	3,800,420	207,413	3,593,007
Value Advantage Fund	5,420,156	3,111,745	115,615	2,996,130
At June 30, 2025, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains) and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$8,628
Mid Cap Growth Fund	—	8,090
Mid Cap Value Fund	46,760	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.

December 31, 2025	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2025, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.0%	1	25.7%
Mid Cap Equity Fund	—	—	1	61.8
Mid Cap Growth Fund	—	—	3	41.6
Mid Cap Value Fund	—	—	3	42.6
Value Advantage Fund	1	11.1	1	15.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	17.8%
Because Mid Cap Equity Fund, Mid Cap Growth, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	December 31, 2025

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-MC-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Mid Cap Growth Fund and Mid Cap Value Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s performance for Class A, Class I and Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mid Cap Equity Fund’s performance for Class A shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Growth Fund’s performance for Class A shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Mid Cap Value Fund’s performance for Class A and Class R6 shares was in the first, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Value Advantage Fund’s performance for Class A and Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Growth Advantage Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Equity Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Growth Fund’s net advisory fee for Class A shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mid Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintile of the Peer
Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Value Advantage Fund’s net advisory fee for Class A and Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A and Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Small Cap Funds
December 31, 2025 (Unaudited)
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan SMID Cap Equity Fund
JPMorgan U.S. Small Company Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 2.9%
AeroVironment, Inc. * (a)	27	6,476
Cadre Holdings, Inc.	144	5,882
Firefly Aerospace, Inc. * (a)	80	1,783
Hexcel Corp.	64	4,765
Karman Holdings, Inc. * (a)	75	5,472
Kratos Defense & Security Solutions, Inc. *	67	5,059
Moog, Inc., Class A	23	5,723
VSE Corp.	47	8,218
		43,378
Automobile Components — 1.4%
Dorman Products, Inc. *	25	3,123
LCI Industries	58	7,005
Patrick Industries, Inc. (a)	65	7,103
Visteon Corp.	43	4,068
		21,299
Banks — 9.3%
Ameris Bancorp	108	8,020
Associated Banc-Corp.	211	5,430
BancFirst Corp.	53	5,655
Camden National Corp.	153	6,641
City Holding Co.	40	4,723
Columbia Banking System, Inc.	287	8,015
First Commonwealth Financial Corp.	360	6,075
First Merchants Corp.	172	6,435
Heritage Commerce Corp.	233	2,803
Independent Bank Corp.	213	6,941
NBT Bancorp, Inc.	116	4,828
Old National Bancorp	518	11,561
Old Second Bancorp, Inc.	120	2,334
Provident Financial Services, Inc.	434	8,571
QCR Holdings, Inc.	109	9,054
ServisFirst Bancshares, Inc.	57	4,063
Simmons First National Corp., Class A	386	7,269
SOUTHSTATE BANK Corp.	90	8,502
TriCo Bancshares	122	5,799
WesBanco, Inc.	246	8,190
WSFS Financial Corp.	121	6,672
		137,581
Beverages — 0.2%
Primo Brands Corp.	192	3,146
Biotechnology — 7.8%
Alkermes plc *	227	6,347
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Apogee Therapeutics, Inc. *	126	9,514
Arcellx, Inc. *	89	5,771
Bridgebio Pharma, Inc. *	70	5,317
Caris Life Sciences, Inc. *	123	3,324
Cytokinetics, Inc. *	88	5,621
Disc Medicine, Inc. *	98	7,807
Dyne Therapeutics, Inc. *	330	6,457
Evommune, Inc. *	202	3,459
Immunome, Inc. *	277	5,958
Newamsterdam Pharma Co. NV (Netherlands) *	153	5,363
Nuvalent, Inc., Class A *	79	7,894
REGENXBIO, Inc. *	451	6,498
Rhythm Pharmaceuticals, Inc. *	87	9,311
Sionna Therapeutics, Inc. *	188	7,732
Ultragenyx Pharmaceutical, Inc. *	108	2,485
uniQure NV (Netherlands) *	131	3,133
Vaxcyte, Inc. *	101	4,661
Viking Therapeutics, Inc. * (a)	72	2,524
Xenon Pharmaceuticals, Inc. (Canada) *	162	7,274
		116,450
Broadline Retail — 0.6%
Global-e Online Ltd. (Israel) *	86	3,361
Ollie's Bargain Outlet Holdings, Inc. *	44	4,834
		8,195
Building Products — 2.4%
AAON, Inc. (a)	32	2,457
AZZ, Inc.	60	6,392
Hayward Holdings, Inc. *	445	6,870
Modine Manufacturing Co. *	64	8,591
Simpson Manufacturing Co., Inc.	38	6,141
UFP Industries, Inc.	63	5,703
		36,154
Capital Markets — 3.2%
Donnelley Financial Solutions, Inc. *	203	9,467
Evercore, Inc., Class A	18	6,326
Hamilton Lane, Inc., Class A	61	8,140
Piper Sandler Cos.	35	11,882
StoneX Group, Inc. *	71	6,748
Virtus Investment Partners, Inc.	35	5,689
		48,252
Chemicals — 2.1%
Avient Corp.	200	6,240
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	1

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Hawkins, Inc.	13	1,902
HB Fuller Co.	158	9,413
Innospec, Inc.	71	5,425
Quaker Chemical Corp.	58	7,990
		30,970
Commercial Services & Supplies — 1.4%
ACV Auctions, Inc., Class A *	361	2,895
Casella Waste Systems, Inc., Class A * (a)	94	9,231
MSA Safety, Inc.	33	5,303
UniFirst Corp.	19	3,536
		20,965
Communications Equipment — 0.3%
Ciena Corp. *	16	3,708
Construction & Engineering — 1.3%
Primoris Services Corp.	59	7,251
Sterling Infrastructure, Inc. *	20	6,235
Valmont Industries, Inc.	14	5,673
		19,159
Construction Materials — 0.8%
Eagle Materials, Inc.	33	6,901
James Hardie Industries plc, ADR *	212	4,400
		11,301
Consumer Finance — 1.1%
Figure Technology Solutions, Inc., Class A * (a)	107	4,355
FirstCash Holdings, Inc.	61	9,792
Upstart Holdings, Inc. * (a)	40	1,737
		15,884
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc. (The) *	154	9,585
Containers & Packaging — 0.3%
Myers Industries, Inc.	216	4,051
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	51	5,117
Graham Holdings Co., Class B	7	8,111
		13,228
Diversified REITs — 0.5%
Essential Properties Realty Trust, Inc.	231	6,840
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc. *	747	5,806
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 0.8%
IDACORP, Inc. (a)	44	5,486
Portland General Electric Co.	145	6,974
		12,460
Electrical Equipment — 2.2%
Bloom Energy Corp., Class A *	80	6,988
Nextpower, Inc., Class A *	127	11,093
Thermon Group Holdings, Inc. *	109	4,032
Vicor Corp. *	95	10,351
		32,464
Electronic Equipment, Instruments & Components — 4.8%
Fabrinet (Thailand) *	34	15,630
Ingram Micro Holding Corp.	345	7,367
Insight Enterprises, Inc. *	122	9,967
Littelfuse, Inc.	21	5,289
Mirion Technologies, Inc. *	187	4,367
OSI Systems, Inc. * (a)	22	5,723
Plexus Corp. *	42	6,126
Ralliant Corp.	106	5,388
Sanmina Corp. *	10	1,490
ScanSource, Inc. *	238	9,275
		70,622
Energy Equipment & Services — 1.5%
Cactus, Inc., Class A	134	6,112
Kodiak Gas Services, Inc.	162	6,065
TechnipFMC plc (United Kingdom)	89	3,970
Weatherford International plc	72	5,596
		21,743
Financial Services — 1.7%
PennyMac Financial Services, Inc.	113	14,900
Radian Group, Inc.	307	11,045
		25,945
Food Products — 0.4%
Dole plc	360	5,401
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	60	7,491
ONE Gas, Inc.	117	9,076
Southwest Gas Holdings, Inc.	59	4,715
		21,282
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.6%
Marten Transport Ltd.	410	4,667
Saia, Inc. *	15	4,914
		9,581
Health Care Equipment & Supplies — 3.5%
Glaukos Corp. *	62	6,958
ICU Medical, Inc. *	41	5,851
Inmode Ltd. *	335	4,919
iRhythm Technologies, Inc. *	50	8,959
Lantheus Holdings, Inc. *	76	5,045
LivaNova plc *	156	9,633
Merit Medical Systems, Inc. *	65	5,715
TransMedics Group, Inc. * (a)	45	5,516
		52,596
Health Care Providers & Services — 2.8%
Billiontoone, Inc., Class A * (a)	48	3,914
Concentra Group Holdings Parent, Inc.	295	5,803
Encompass Health Corp.	79	8,431
Ensign Group, Inc. (The)	57	9,951
HealthEquity, Inc. *	49	4,534
Hims & Hers Health, Inc. * (a)	76	2,457
Hinge Health, Inc., Class A *	80	3,708
Lumexa Imaging Holdings, Inc. * (a)	133	2,452
		41,250
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	58	2,748
Sabra Health Care REIT, Inc.	395	7,481
		10,229
Health Care Technology — 0.6%
Evolent Health, Inc., Class A *	435	1,741
HeartFlow, Inc. * (a)	84	2,434
Waystar Holding Corp. *	133	4,366
		8,541
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	382	4,524
RLJ Lodging Trust	673	5,013
		9,537
Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	92	7,804
Brinker International, Inc. *	29	4,181
First Watch Restaurant Group, Inc. *	285	4,293
Life Time Group Holdings, Inc. *	238	6,330
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Planet Fitness, Inc., Class A *	64	6,892
Sportradar Group AG, Class A (Switzerland) *	243	5,785
Wingstop, Inc. (a)	13	3,168
Wyndham Hotels & Resorts, Inc.	74	5,626
		44,079
Household Durables — 0.9%
La-Z-Boy, Inc.	96	3,594
M/I Homes, Inc. *	55	6,983
Meritage Homes Corp.	52	3,408
		13,985
Household Products — 0.3%
Reynolds Consumer Products, Inc.	224	5,136
Industrial REITs — 0.8%
Terreno Realty Corp.	193	11,343
Insurance — 1.7%
Lemonade, Inc. * (a)	60	4,263
Safety Insurance Group, Inc.	126	9,845
Selective Insurance Group, Inc.	142	11,872
		25,980
Interactive Media & Services — 1.8%
Angi, Inc. *	584	7,552
Cars.com, Inc. * (a)	723	8,825
MediaAlpha, Inc., Class A *	768	9,945
		26,322
IT Services — 0.7%
Applied Digital Corp. * (a)	91	2,217
DigitalOcean Holdings, Inc. *	162	7,807
		10,024
Leisure Products — 0.3%
YETI Holdings, Inc. * (a)	114	5,016
Life Sciences Tools & Services — 0.2%
Bruker Corp. (a)	59	2,789
Machinery — 4.7%
Atmus Filtration Technologies, Inc.	59	3,064
Enpro, Inc.	29	6,334
Esab Corp.	63	6,996
Hillman Solutions Corp. *	365	3,164
ITT, Inc.	45	7,737
JBT Marel Corp.	55	8,281
Kadant, Inc. (a)	15	4,203
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	3

JPMorgan Small Cap Blend Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Mueller Industries, Inc.	68	7,866
SPX Technologies, Inc. *	63	12,580
Tennant Co.	72	5,280
Toro Co. (The)	52	4,066
		69,571
Media — 1.2%
John Wiley & Sons, Inc., Class A	311	9,530
Stagwell, Inc. * (a)	1,549	7,572
		17,102
Multi-Utilities — 0.5%
Unitil Corp.	148	7,187
Office REITs — 1.0%
COPT Defense Properties	151	4,202
Easterly Government Properties, Inc.	226	4,790
Highwoods Properties, Inc.	250	6,451
		15,443
Oil, Gas & Consumable Fuels — 2.1%
Chord Energy Corp.	49	4,530
CNX Resources Corp. * (a)	196	7,225
Gulfport Energy Corp. *	28	5,792
Magnolia Oil & Gas Corp., Class A	350	7,655
Matador Resources Co.	150	6,363
		31,565
Passenger Airlines — 0.4%
Joby Aviation, Inc. *	474	6,252
Personal Care Products — 0.3%
Interparfums, Inc.	50	4,217
Pharmaceuticals — 1.6%
Crinetics Pharmaceuticals, Inc. * (a)	144	6,717
LB Pharmaceuticals, Inc. * (a)	249	5,529
Prestige Consumer Healthcare, Inc. *	88	5,441
Terns Pharmaceuticals, Inc. *	140	5,650
		23,337
Professional Services — 1.0%
ExlService Holdings, Inc. *	120	5,097
Korn Ferry	43	2,814
Verra Mobility Corp. *	276	6,194
		14,105
Real Estate Management & Development — 0.5%
Compass, Inc., Class A *	711	7,516
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.8%
Centerspace	77	5,143
Independence Realty Trust, Inc.	400	7,000
		12,143
Retail REITs — 1.3%
Kite Realty Group Trust	458	10,988
Tanger, Inc.	241	8,029
		19,017
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc. (Japan) *	243	6,420
Credo Technology Group Holding Ltd. *	78	11,267
MACOM Technology Solutions Holdings, Inc. *	32	5,524
MKS, Inc.	39	6,285
Navitas Semiconductor Corp. * (a)	120	855
Onto Innovation, Inc. *	32	5,039
Rambus, Inc. *	93	8,501
Rigetti Computing, Inc. * (a)	108	2,389
Synaptics, Inc. *	82	6,069
		52,349
Software — 4.4%
Agilysys, Inc. *	37	4,355
BlackLine, Inc. *	165	9,103
Box, Inc., Class A *	186	5,558
Braze, Inc., Class A *	126	4,331
Clear Secure, Inc., Class A	135	4,741
Clearwater Analytics Holdings, Inc., Class A * (a)	234	5,652
Commvault Systems, Inc. *	34	4,290
D-Wave Quantum, Inc. (Canada) * (a)	105	2,753
Gitlab, Inc., Class A *	71	2,661
JFrog Ltd. *	159	9,944
SentinelOne, Inc., Class A *	258	3,874
Varonis Systems, Inc. *	116	3,792
Vertex, Inc., Class A *	229	4,571
		65,625
Specialty Retail — 2.3%
Arhaus, Inc. *	323	3,618
Group 1 Automotive, Inc.	21	8,307
Lithia Motors, Inc., Class A	17	5,589
Petco Health & Wellness Co., Inc. *	839	2,357
Urban Outfitters, Inc. *	82	6,181
Warby Parker, Inc., Class A *	345	7,529
		33,581
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.3%
IonQ, Inc. * (a)	104	4,657
Textiles, Apparel & Luxury Goods — 1.0%
Kontoor Brands, Inc.	115	7,047
Levi Strauss & Co., Class A (a)	217	4,494
Wolverine World Wide, Inc.	217	3,935
		15,476
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	47	12,116
McGrath RentCorp	70	7,348
Rush Enterprises, Inc., Class A	139	7,516
WESCO International, Inc.	30	7,274
		34,254
Water Utilities — 0.4%
American States Water Co.	84	6,121
Total Common Stocks (Cost $1,199,753)		1,461,795
Short-Term Investments — 6.8%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $23,925)	23,919	23,928
Investment of Cash Collateral from Securities Loaned — 5.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $77,206)	77,206	77,206
Total Short-Term Investments (Cost $101,131)		101,134
Total Investments — 105.2% (Cost $1,300,884)		1,562,929
Liabilities in Excess of Other Assets — (5.2)%		(76,855)
NET ASSETS — 100.0%		1,486,074

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $74,414.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	5

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 1.7%
Karman Holdings, Inc. * (a)	259	18,932
Loar Holdings, Inc. *	342	23,251
Woodward, Inc.	30	9,198
		51,381
Automobile Components — 0.6%
Gentex Corp.	776	18,055
Banks — 9.3%
BankUnited, Inc.	596	26,538
Commerce Bancshares, Inc.	690	36,115
Cullen/Frost Bankers, Inc.	299	37,807
First Financial Bancorp	1,009	25,254
First Hawaiian, Inc.	896	22,659
First Horizon Corp.	613	14,658
First Interstate BancSystem, Inc., Class A (a)	780	26,998
ServisFirst Bancshares, Inc.	380	27,289
Wintrust Financial Corp.	309	43,170
WSFS Financial Corp.	504	27,855
		288,343
Beverages — 1.0%
Primo Brands Corp.	1,814	29,657
Building Products — 6.4%
AAON, Inc. (a)	273	20,775
Fortune Brands Innovations, Inc.	361	18,068
Hayward Holdings, Inc. *	3,898	60,229
Janus International Group, Inc. *	3,419	22,359
Modine Manufacturing Co. * (a)	290	38,727
Simpson Manufacturing Co., Inc.	231	37,325
		197,483
Capital Markets — 7.5%
Evercore, Inc., Class A	131	44,507
MarketAxess Holdings, Inc.	243	44,130
Miami International Holdings, Inc. * (a)	506	22,453
Moelis & Co., Class A	309	21,254
Morningstar, Inc.	197	42,795
StepStone Group, Inc., Class A	622	39,916
Wealthfront Corp. *	1,177	15,988
		231,043
Chemicals — 4.3%
Balchem Corp.	241	36,914
Element Solutions, Inc. (a)	1,986	49,637
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Perimeter Solutions, Inc. *	813	22,370
Quaker Chemical Corp.	186	25,589
		134,510
Commercial Services & Supplies — 3.6%
Casella Waste Systems, Inc., Class A * (a)	471	46,102
MSA Safety, Inc.	399	63,937
		110,039
Communications Equipment — 0.4%
Digi International, Inc. *	323	13,967
Construction & Engineering — 1.5%
WillScot Holdings Corp.	2,473	46,576
Construction Materials — 1.2%
Eagle Materials, Inc.	186	38,520
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc. *	145	13,022
Chefs' Warehouse, Inc. (The) *	274	17,112
Performance Food Group Co. *	401	36,024
		66,158
Containers & Packaging — 0.7%
AptarGroup, Inc.	190	23,114
Distributors — 1.0%
Pool Corp. (a)	138	31,646
Diversified Consumer Services — 2.4%
Bright Horizons Family Solutions, Inc. *	468	47,434
Driven Brands Holdings, Inc. * (a)	1,775	26,309
		73,743
Electric Utilities — 0.9%
Portland General Electric Co.	551	26,451
Electronic Equipment, Instruments & Components — 4.4%
Badger Meter, Inc.	206	35,956
Bel Fuse, Inc., Class B	85	14,391
Fabrinet (Thailand) *	81	36,779
Novanta, Inc. *	418	49,794
		136,920
Energy Equipment & Services — 2.0%
Cactus, Inc., Class A	840	38,341
Flowco Holdings, Inc., Class A	1,189	22,287
		60,628
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.8%
Freshpet, Inc. *	405	24,660
Utz Brands, Inc.	3,056	31,723
		56,383
Ground Transportation — 2.2%
Landstar System, Inc.	241	34,697
Saia, Inc. *	102	33,293
		67,990
Health Care Equipment & Supplies — 2.5%
Envista Holdings Corp. *	1,859	40,365
ICU Medical, Inc. *	255	36,364
		76,729
Health Care Providers & Services — 5.2%
Chemed Corp.	90	38,584
Concentra Group Holdings Parent, Inc.	1,560	30,694
Encompass Health Corp.	355	37,675
HealthEquity, Inc. *	379	34,704
Molina Healthcare, Inc. *	103	17,855
		159,512
Health Care Technology — 0.7%
Doximity, Inc., Class A *	507	22,468
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	458	43,377
Hotels, Restaurants & Leisure — 4.5%
Monarch Casino & Resort, Inc.	238	22,825
Planet Fitness, Inc., Class A *	391	42,401
Shake Shack, Inc., Class A *	260	21,115
Vail Resorts, Inc. (a)	104	13,794
Wyndham Hotels & Resorts, Inc.	504	38,057
		138,192
Industrial REITs — 0.7%
EastGroup Properties, Inc.	114	20,320
Insurance — 3.7%
Accelerant Holdings, Class A (Cayman Islands) * (a)	1,027	16,790
Baldwin Insurance Group, Inc. (The), Class A * (a)	719	17,278
Kinsale Capital Group, Inc. (a)	90	35,193
Neptune Insurance Holdings, Inc., Class A *	572	16,679
RLI Corp.	445	28,451
		114,391
Leisure Products — 0.7%
Acushnet Holdings Corp. (a)	257	20,508
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc. *	26	14,864
Machinery — 4.4%
Alliance Laundry Holdings, Inc. *	880	17,897
Hillman Solutions Corp. *	3,231	27,983
Lincoln Electric Holdings, Inc.	118	28,342
Middleby Corp. (The) *	101	15,013
RBC Bearings, Inc. *	103	46,365
		135,600
Oil, Gas & Consumable Fuels — 1.8%
DT Midstream, Inc.	240	28,687
SM Energy Co.	1,518	28,384
		57,071
Professional Services — 3.8%
Andersen Group, Inc., Class A * (a)	539	13,976
First Advantage Corp. * (a)	1,961	28,499
Paylocity Holding Corp. *	272	41,440
Verra Mobility Corp. *	1,483	33,235
		117,150
Real Estate Management & Development — 2.7%
Colliers International Group, Inc. (Canada)	290	42,611
Cushman & Wakefield Ltd. *	2,582	41,798
		84,409
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc. (Japan) * (a)	1,176	31,027
MACOM Technology Solutions Holdings, Inc. *	325	55,626
Power Integrations, Inc. (a)	916	32,551
		119,204
Software — 3.9%
CCC Intelligent Solutions Holdings, Inc. * (a)	3,018	23,990
Clearwater Analytics Holdings, Inc., Class A * (a)	1,245	30,034
nCino, Inc. * (a)	687	17,609
Qualys, Inc. *	210	27,956
SPS Commerce, Inc. *	222	19,813
		119,402
Specialized REITs — 0.5%
CubeSmart	445	16,045
Specialty Retail — 1.2%
Five Below, Inc. *	99	18,591
Warby Parker, Inc., Class A *	852	18,560
		37,151
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	7

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	146	37,376
Core & Main, Inc., Class A *	839	43,631
		81,007
Total Common Stocks (Cost $2,326,801)		3,080,007
Short-Term Investments — 6.3%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $78,624)	78,598	78,629
Investment of Cash Collateral from Securities Loaned — 3.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $116,659)	116,659	116,659
Total Short-Term Investments (Cost $195,283)		195,288
Total Investments — 106.0% (Cost $2,522,084)		3,275,295
Liabilities in Excess of Other Assets — (6.0)%		(184,797)
NET ASSETS — 100.0%		3,090,498

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $111,047.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Small Cap Funds	December 31, 2025

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 4.2%
AeroVironment, Inc. * (a)	94	22,746
Firefly Aerospace, Inc. * (a)	280	6,262
Hexcel Corp.	226	16,735
Karman Holdings, Inc. * (a)	263	19,220
Kratos Defense & Security Solutions, Inc. *	234	17,770
VSE Corp.	167	28,864
		111,597
Automobile Components — 1.4%
LCI Industries	203	24,604
Visteon Corp.	150	14,286
		38,890
Banks — 1.6%
Ameris Bancorp	379	28,169
ServisFirst Bancshares, Inc.	199	14,272
		42,441
Biotechnology — 15.3%
Alkermes plc *	797	22,293
Apogee Therapeutics, Inc. * (a)	443	33,416
Arcellx, Inc. * (a)	311	20,270
Bridgebio Pharma, Inc. *	244	18,676
Caris Life Sciences, Inc. *	433	11,675
Cytokinetics, Inc. *	311	19,742
Disc Medicine, Inc. *	345	27,421
Dyne Therapeutics, Inc. * (a)	1,159	22,678
Evommune, Inc. * (a)	723	12,373
Immunome, Inc. *	974	20,927
Newamsterdam Pharma Co. NV (Netherlands) *	537	18,837
Nuvalent, Inc., Class A *	276	27,725
REGENXBIO, Inc. *	1,585	22,822
Rhythm Pharmaceuticals, Inc. *	305	32,701
Sionna Therapeutics, Inc. *	660	27,159
Ultragenyx Pharmaceutical, Inc. *	379	8,726
uniQure NV (Netherlands) *	460	11,004
Vaxcyte, Inc. *	355	16,371
Viking Therapeutics, Inc. * (a)	252	8,865
Xenon Pharmaceuticals, Inc. (Canada) *	570	25,547
		409,228
Broadline Retail — 1.1%
Global-e Online Ltd. (Israel) *	300	11,806
Ollie's Bargain Outlet Holdings, Inc. * (a)	155	16,976
		28,782
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — 2.2%
AAON, Inc. (a)	113	8,629
Modine Manufacturing Co. *	226	30,174
Simpson Manufacturing Co., Inc.	134	21,569
		60,372
Capital Markets — 3.3%
Evercore, Inc., Class A	65	22,217
Piper Sandler Cos. (a)	123	41,733
StoneX Group, Inc. *	249	23,702
		87,652
Commercial Services & Supplies — 2.3%
ACV Auctions, Inc., Class A *	1,268	10,168
Casella Waste Systems, Inc., Class A * (a)	331	32,423
MSA Safety, Inc.	116	18,625
		61,216
Communications Equipment — 0.5%
Ciena Corp. *	56	13,022
Construction & Engineering — 2.5%
Primoris Services Corp. (a)	205	25,469
Sterling Infrastructure, Inc. *	71	21,899
Valmont Industries, Inc.	50	19,923
		67,291
Construction Materials — 1.5%
Eagle Materials, Inc.	117	24,237
James Hardie Industries plc, ADR *	745	15,453
		39,690
Consumer Finance — 2.1%
Figure Technology Solutions, Inc., Class A * (a)	375	15,294
FirstCash Holdings, Inc.	216	34,393
Upstart Holdings, Inc. * (a)	139	6,100
		55,787
Consumer Staples Distribution & Retail — 1.2%
Chefs' Warehouse, Inc. (The) *	540	33,665
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. *	177	17,974
Diversified Telecommunication Services — 0.8%
Lumen Technologies, Inc. *	2,625	20,393
Electrical Equipment — 3.7%
Bloom Energy Corp., Class A *	282	24,541
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	9

JPMorgan Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Nextpower, Inc., Class A *	447	38,962
Vicor Corp. *	332	36,356
		99,859
Electronic Equipment, Instruments & Components — 4.1%
Fabrinet (Thailand) *	121	54,899
Littelfuse, Inc.	73	18,575
Mirion Technologies, Inc. *	655	15,337
OSI Systems, Inc. * (a)	79	20,100
		108,911
Energy Equipment & Services — 1.3%
Cactus, Inc., Class A	470	21,466
TechnipFMC plc (United Kingdom)	313	13,945
		35,411
Financial Services — 1.0%
PennyMac Financial Services, Inc.	203	26,713
Ground Transportation — 0.6%
Saia, Inc. *	53	17,260
Health Care Equipment & Supplies — 4.2%
Glaukos Corp. *	217	24,440
iRhythm Technologies, Inc. *	177	31,468
Lantheus Holdings, Inc. *	266	17,718
Merit Medical Systems, Inc. * (a)	228	20,074
TransMedics Group, Inc. * (a)	159	19,373
		113,073
Health Care Providers & Services — 2.2%
Billiontoone, Inc., Class A * (a)	171	14,000
HealthEquity, Inc. *	174	15,923
Hims & Hers Health, Inc. * (a)	266	8,631
Hinge Health, Inc., Class A *	280	13,025
Lumexa Imaging Holdings, Inc. * (a)	474	8,768
		60,347
Health Care Technology — 1.1%
Evolent Health, Inc., Class A *	1,529	6,116
HeartFlow, Inc. * (a)	293	8,547
Waystar Holding Corp. *	468	15,335
		29,998
Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp.	322	27,411
First Watch Restaurant Group, Inc. * (a)	1,000	15,079
Life Time Group Holdings, Inc. *	836	22,231
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Planet Fitness, Inc., Class A *	223	24,205
Sportradar Group AG, Class A (Switzerland) *	855	20,320
Wingstop, Inc. (a)	47	11,128
Wyndham Hotels & Resorts, Inc.	261	19,760
		140,134
Industrial REITs — 1.0%
Terreno Realty Corp.	454	26,627
Insurance — 0.5%
Lemonade, Inc. * (a)	210	14,974
IT Services — 1.3%
Applied Digital Corp. * (a)	317	7,787
DigitalOcean Holdings, Inc. *	570	27,421
		35,208
Machinery — 4.7%
Esab Corp.	220	24,571
ITT, Inc.	156	27,175
JBT Marel Corp.	193	29,087
SPX Technologies, Inc. *	221	44,185
		125,018
Oil, Gas & Consumable Fuels — 0.8%
Gulfport Energy Corp. *	98	20,343
Passenger Airlines — 0.8%
Joby Aviation, Inc. *	1,664	21,959
Pharmaceuticals — 2.3%
Crinetics Pharmaceuticals, Inc. *	507	23,591
LB Pharmaceuticals, Inc. * (a)	872	19,421
Terns Pharmaceuticals, Inc. *	491	19,844
		62,856
Professional Services — 1.5%
ExlService Holdings, Inc. *	422	17,903
Verra Mobility Corp. *	971	21,757
		39,660
Real Estate Management & Development — 1.0%
Compass, Inc., Class A *	2,497	26,398
Semiconductors & Semiconductor Equipment — 6.1%
Allegro MicroSystems, Inc. (Japan) *	855	22,549
Credo Technology Group Holding Ltd. *	275	39,574
MACOM Technology Solutions Holdings, Inc. *	113	19,404
MKS, Inc.	138	22,074
Navitas Semiconductor Corp. * (a)	421	3,002
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Onto Innovation, Inc. *	112	17,697
Rambus, Inc. *	325	29,857
Rigetti Computing, Inc. * (a)	379	8,393
		162,550
Software — 8.6%
Agilysys, Inc. *	129	15,297
BlackLine, Inc. *	578	31,971
Box, Inc., Class A *	653	19,522
Braze, Inc., Class A *	443	15,212
Clear Secure, Inc., Class A	475	16,653
Clearwater Analytics Holdings, Inc., Class A * (a)	823	19,851
Commvault Systems, Inc. *	120	15,067
D-Wave Quantum, Inc. (Canada) * (a)	370	9,669
Gitlab, Inc., Class A * (a)	249	9,346
JFrog Ltd. *	559	34,925
SentinelOne, Inc., Class A *	907	13,608
Varonis Systems, Inc. *	406	13,319
Vertex, Inc., Class A * (a)	804	16,053
		230,493
Specialty Retail — 2.2%
Arhaus, Inc. *	1,133	12,705
Lithia Motors, Inc., Class A	59	19,631
Warby Parker, Inc., Class A * (a)	1,214	26,445
		58,781
Technology Hardware, Storage & Peripherals — 0.6%
IonQ, Inc. * (a)	365	16,357
Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., Class A (a)	761	15,784
Wolverine World Wide, Inc.	761	13,820
		29,604
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	87	22,406
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
Rush Enterprises, Inc., Class A	489	26,398
WESCO International, Inc.	105	25,547
		74,351
Total Common Stocks (Cost $2,061,370)		2,664,885
Short-Term Investments — 11.5%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $47,386)	47,367	47,386
Investment of Cash Collateral from Securities Loaned — 9.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $261,482)	261,482	261,482
Total Short-Term Investments (Cost $308,868)		308,868
Total Investments — 110.9% (Cost $2,370,238)		2,973,753
Liabilities in Excess of Other Assets — (10.9)%		(292,993)
NET ASSETS — 100.0%		2,680,760

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $252,332.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	11

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 0.5%
Mercury Systems, Inc. *	33	2,388
StandardAero, Inc. *	39	1,139
V2X, Inc. *	39	2,127
		5,654
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	150	953
Automobile Components — 1.6%
Adient plc *	210	4,018
Dana, Inc.	166	3,936
Garrett Motion, Inc. (Switzerland)	300	5,227
LCI Industries	10	1,242
Motorcar Parts of America, Inc. *	95	1,176
Phinia, Inc.	62	3,891
		19,490
Banks — 17.8%
1st Source Corp.	12	745
Amerant Bancorp, Inc.	52	1,020
Ameris Bancorp	94	6,985
Associated Banc-Corp.	21	539
Atlantic Union Bankshares Corp.	26	936
Axos Financial, Inc. *	46	4,003
Banc of California, Inc.	297	5,721
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	153	7,633
BankUnited, Inc.	83	3,697
BayCom Corp.	8	231
Beacon Financial Corp.	67	1,764
Bridgewater Bancshares, Inc. *	71	1,237
Burke & Herbert Financial Services Corp.	10	615
Business First Bancshares, Inc.	85	2,211
Byline Bancorp, Inc.	153	4,455
Capital City Bank Group, Inc.	16	695
Capitol Federal Financial, Inc.	158	1,074
Central Pacific Financial Corp.	49	1,517
ChoiceOne Financial Services, Inc.	13	382
CNB Financial Corp.	66	1,736
Community Trust Bancorp, Inc.	34	1,931
ConnectOne Bancorp, Inc.	193	5,074
Customers Bancorp, Inc. *	104	7,608
Dime Community Bancshares, Inc.	27	801
Eastern Bankshares, Inc.	375	6,912
Enterprise Financial Services Corp.	118	6,394
Equity Bancshares, Inc., Class A	108	4,805
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
FB Financial Corp.	15	813
Financial Institutions, Inc.	74	2,316
First BanCorp (Puerto Rico)	166	3,440
First Busey Corp.	20	475
First Commonwealth Financial Corp.	19	329
First Financial Bancorp	36	906
First Financial Corp.	59	3,584
First Interstate BancSystem, Inc., Class A (a)	22	747
First Merchants Corp.	104	3,882
First Mid Bancshares, Inc.	71	2,788
Five Star Bancorp	16	560
Fulton Financial Corp.	60	1,158
Hancock Whitney Corp.	65	4,116
Hanmi Financial Corp.	101	2,731
HBT Financial, Inc.	9	238
Heritage Commerce Corp.	386	4,631
Hilltop Holdings, Inc.	155	5,269
Home BancShares, Inc.	40	1,116
HomeTrust Bancshares, Inc.	27	1,142
Horizon Bancorp, Inc.	207	3,513
Independent Bank Corp.	33	2,423
Mercantile Bank Corp.	49	2,341
Metropolitan Bank Holding Corp.	43	3,276
Mid Penn Bancorp, Inc.	14	451
Midland States Bancorp, Inc.	18	376
MidWestOne Financial Group, Inc.	32	1,245
National Bank Holdings Corp., Class A	30	1,158
Nicolet Bankshares, Inc.	12	1,509
Northrim BanCorp, Inc.	37	982
OceanFirst Financial Corp.	220	3,953
OFG Bancorp (Puerto Rico)	99	4,039
Old National Bancorp	417	9,299
Old Second Bancorp, Inc.	238	4,649
Origin Bancorp, Inc.	23	885
Orrstown Financial Services, Inc.	13	470
Pathward Financial, Inc.	55	3,891
Peapack-Gladstone Financial Corp.	19	517
Pinnacle Financial Partners, Inc.	4	415
Provident Financial Services, Inc.	32	639
QCR Holdings, Inc.	78	6,465
Renasant Corp.	29	1,034
Seacoast Banking Corp. of Florida	32	1,004
Sierra Bancorp	16	517
Simmons First National Corp., Class A	201	3,787
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
SmartFinancial, Inc.	13	487
South Plains Financial, Inc.	121	4,683
Southern Missouri Bancorp, Inc.	12	737
Southside Bancshares, Inc.	50	1,520
SOUTHSTATE BANK Corp.	27	2,519
Texas Capital Bancshares, Inc. *	19	1,689
Towne Bank	80	2,677
TriCo Bancshares	36	1,691
Trustmark Corp.	17	675
UMB Financial Corp.	43	4,918
United Bankshares, Inc.	52	1,986
United Community Banks, Inc.	14	428
Unity Bancorp, Inc.	4	183
Univest Financial Corp.	25	813
WesBanco, Inc.	86	2,865
Wintrust Financial Corp.	18	2,565
WSFS Financial Corp.	33	1,810
		212,046
Biotechnology — 5.8%
Agios Pharmaceuticals, Inc. *	69	1,885
Aurinia Pharmaceuticals, Inc. (Canada) *	94	1,495
Avidity Biosciences, Inc. *	20	1,460
Beam Therapeutics, Inc. * (a)	126	3,499
Biohaven Ltd. *	3	36
Celldex Therapeutics, Inc. *	48	1,295
Cidara Therapeutics, Inc. *	13	2,834
Compass Therapeutics, Inc. *	481	2,582
CRISPR Therapeutics AG (Switzerland) * (a)	95	4,995
Cytokinetics, Inc. *	84	5,332
Denali Therapeutics, Inc. *	32	533
Enanta Pharmaceuticals, Inc. *	63	987
Erasca, Inc. *	665	2,475
GRAIL, Inc. * (a)	25	2,121
Ideaya Biosciences, Inc. *	70	2,415
Intellia Therapeutics, Inc. * (a)	87	780
Iovance Biotherapeutics, Inc. * (a)	787	2,150
Olema Pharmaceuticals, Inc. *	148	3,706
ORIC Pharmaceuticals, Inc. * (a)	165	1,352
Praxis Precision Medicines, Inc. * (a)	22	6,342
PTC Therapeutics, Inc. * (a)	19	1,473
Relay Therapeutics, Inc. *	220	1,864
Replimune Group, Inc. *	245	2,379
Scholar Rock Holding Corp. *	21	920
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Syndax Pharmaceuticals, Inc. *	74	1,546
Travere Therapeutics, Inc. *	41	1,560
Upstream Bio, Inc. * (a)	59	1,588
Vanda Pharmaceuticals, Inc. *	173	1,527
Vaxcyte, Inc. *	100	4,605
Viridian Therapeutics, Inc. *	121	3,768
		69,504
Broadline Retail — 0.2%
Kohl's Corp.	108	2,209
Building Products — 2.1%
Apogee Enterprises, Inc.	54	1,957
Griffon Corp.	69	5,062
Masterbrand, Inc. *	212	2,345
Modine Manufacturing Co. *	36	4,801
Resideo Technologies, Inc. *	226	7,937
UFP Industries, Inc.	33	3,031
		25,133
Capital Markets — 0.8%
BGC Group, Inc., Class A	139	1,241
Bullish (Cayman Islands) * (a)	39	1,490
DigitalBridge Group, Inc.	98	1,498
Marex Group plc (United Kingdom)	58	2,237
StoneX Group, Inc. *	17	1,604
Virtus Investment Partners, Inc.	9	1,439
		9,509
Chemicals — 1.9%
Avient Corp.	55	1,702
Ecovyst, Inc. *	36	353
HB Fuller Co.	104	6,194
Innospec, Inc.	31	2,373
Mativ Holdings, Inc.	231	2,806
Perimeter Solutions, Inc. *	235	6,456
Quaker Chemical Corp.	23	3,177
		23,061
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	107	4,544
ACCO Brands Corp.	72	268
Healthcare Services Group, Inc. *	155	2,961
MillerKnoll, Inc.	113	2,077
OPENLANE, Inc. *	37	1,095
		10,945
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	13

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.5%
NETGEAR, Inc. *	106	2,602
Viasat, Inc. *	89	3,047
		5,649
Construction & Engineering — 2.0%
API Group Corp. *	51	1,958
Arcosa, Inc.	38	4,082
Fluor Corp. *	67	2,661
MYR Group, Inc. *	26	5,578
Primoris Services Corp. (a)	36	4,399
Tutor Perini Corp.	76	5,115
		23,793
Consumer Finance — 1.1%
Encore Capital Group, Inc. *	25	1,346
Enova International, Inc. *	39	6,077
LendingClub Corp. *	80	1,521
Nelnet, Inc., Class A	14	1,927
PROG Holdings, Inc.	74	2,176
		13,047
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	81	4,304
United Natural Foods, Inc. *	84	2,818
		7,122
Containers & Packaging — 0.4%
Greif, Inc., Class A	39	2,617
O-I Glass, Inc. *	144	2,133
		4,750
Distributors — 0.3%
GigaCloud Technology, Inc., Class A * (a)	96	3,769
Diversified Consumer Services — 0.8%
American Public Education, Inc. *	28	1,049
Laureate Education, Inc., Class A *	90	3,055
McGraw Hill, Inc. *	301	4,964
Perdoceo Education Corp.	38	1,111
		10,179
Diversified REITs — 1.7%
Alexander & Baldwin, Inc.	250	5,157
American Assets Trust, Inc.	86	1,626
Broadstone Net Lease, Inc.	392	6,805
Essential Properties Realty Trust, Inc.	229	6,813
		20,401
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.0% ^
Lumen Technologies, Inc. *	86	672
Electric Utilities — 1.8%
IDACORP, Inc.	40	5,060
Oklo, Inc. * (a)	42	3,049
Otter Tail Corp.	75	6,056
Portland General Electric Co.	146	6,984
		21,149
Electrical Equipment — 1.4%
Atkore, Inc.	59	3,707
EnerSys	53	7,690
Nextpower, Inc., Class A *	5	470
Sunrun, Inc. *	169	3,115
Thermon Group Holdings, Inc. *	42	1,565
		16,547
Electronic Equipment, Instruments & Components — 2.8%
Benchmark Electronics, Inc.	57	2,423
CTS Corp.	11	467
Daktronics, Inc. *	118	2,336
Kimball Electronics, Inc. *	58	1,608
Knowles Corp. *	306	6,560
nLight, Inc. *	26	983
Plexus Corp. *	15	2,240
Sanmina Corp. *	50	7,575
TTM Technologies, Inc. *	82	5,643
Vishay Intertechnology, Inc.	93	1,349
Vishay Precision Group, Inc. *	64	2,464
		33,648
Energy Equipment & Services — 2.4%
Bristow Group, Inc. *	61	2,254
DMC Global, Inc. *	46	308
Forum Energy Technologies, Inc. *	71	2,619
Helix Energy Solutions Group, Inc. *	50	312
Liberty Energy, Inc.	196	3,614
Mammoth Energy Services, Inc. *	98	181
National Energy Services Reunited Corp. *	95	1,484
Noble Corp. plc	35	983
Oceaneering International, Inc. *	28	676
Oil States International, Inc. *	295	1,994
Patterson-UTI Energy, Inc.	285	1,744
ProPetro Holding Corp. *	260	2,469
Ranger Energy Services, Inc., Class A	117	1,641
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
Transocean Ltd. * (a)	1,434	5,923
Valaris Ltd. * (a)	41	2,064
		28,266
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A * (a)	420	655
Cinemark Holdings, Inc.	17	403
Sphere Entertainment Co. * (a)	37	3,527
		4,585
Financial Services — 3.2%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	37	1,673
Burford Capital Ltd.	140	1,247
Enact Holdings, Inc.	52	2,055
Essent Group Ltd.	96	6,232
HA Sustainable Infrastructure Capital, Inc. (a)	97	3,037
Jackson Financial, Inc., Class A	75	7,968
NMI Holdings, Inc., Class A *	93	3,791
PennyMac Financial Services, Inc.	38	5,047
Radian Group, Inc.	131	4,729
Walker & Dunlop, Inc.	46	2,764
		38,543
Food Products — 0.3%
Dole plc	179	2,691
Fresh Del Monte Produce, Inc.	23	815
		3,506
Gas Utilities — 1.8%
Chesapeake Utilities Corp.	23	2,845
New Jersey Resources Corp.	114	5,286
Southwest Gas Holdings, Inc.	141	11,253
Spire, Inc.	28	2,334
		21,718
Ground Transportation — 0.2%
ArcBest Corp.	27	1,976
Health Care Equipment & Supplies — 1.7%
Alphatec Holdings, Inc. *	199	4,182
Beta Bionics, Inc. *	106	3,217
Embecta Corp.	36	425
LivaNova plc *	45	2,792
Omnicell, Inc. *	145	6,554
OraSure Technologies, Inc. *	180	436
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Equipment & Supplies — continued
Orthofix Medical, Inc. *	113	1,714
Varex Imaging Corp. *	119	1,390
		20,710
Health Care Providers & Services — 0.7%
Enhabit, Inc. *	140	1,294
Fulgent Genetics, Inc. * (a)	19	498
Pediatrix Medical Group, Inc. *	284	6,066
Strata Critical Medical, Inc. *	108	522
		8,380
Health Care REITs — 1.1%
American Healthcare REIT, Inc.	6	289
CareTrust REIT, Inc.	169	6,120
Community Healthcare Trust, Inc.	25	405
LTC Properties, Inc.	22	760
National Health Investors, Inc.	15	1,161
Sabra Health Care REIT, Inc.	223	4,217
		12,952
Health Care Technology — 0.2%
Health Catalyst, Inc. *	135	324
Teladoc Health, Inc. *	261	1,827
		2,151
Hotel & Resort REITs — 1.2%
Chatham Lodging Trust	195	1,329
DiamondRock Hospitality Co.	449	4,026
RLJ Lodging Trust	113	840
Ryman Hospitality Properties, Inc.	32	2,984
Xenia Hotels & Resorts, Inc.	358	5,065
		14,244
Hotels, Restaurants & Leisure — 0.9%
Biglari Holdings, Inc., Class B * (a)	4	1,488
Black Rock Coffee Bar, Inc., Class A *	22	484
Brightstar Lottery plc	67	1,035
Dine Brands Global, Inc. (a)	36	1,155
Jack in the Box, Inc. (a)	96	1,821
Marriott Vacations Worldwide Corp. (a)	40	2,320
United Parks & Resorts, Inc. * (a)	65	2,346
		10,649
Household Durables — 2.4%
Beazer Homes USA, Inc. *	42	853
Century Communities, Inc.	33	1,921
Green Brick Partners, Inc. *	29	1,829
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	15

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
KB Home	72	4,078
LGI Homes, Inc. *	9	374
M/I Homes, Inc. *	37	4,777
Meritage Homes Corp.	46	3,034
Taylor Morrison Home Corp. *	99	5,790
Tri Pointe Homes, Inc. *	184	5,796
		28,452
Household Products — 0.1%
Central Garden & Pet Co., Class A *	42	1,221
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	66	2,061
Clearway Energy, Inc., Class C	14	470
		2,531
Industrial REITs — 0.6%
LXP Industrial Trust	94	4,640
Terreno Realty Corp.	49	2,892
		7,532
Insurance — 1.7%
CNO Financial Group, Inc.	141	6,003
Fidelis Insurance Holdings Ltd. (United Kingdom)	121	2,377
Hamilton Insurance Group Ltd., Class B (Bermuda) *	97	2,696
Heritage Insurance Holdings, Inc. *	26	751
Horace Mann Educators Corp.	21	994
Mercury General Corp.	15	1,408
RLI Corp.	17	1,083
Safety Insurance Group, Inc.	22	1,712
Selective Insurance Group, Inc.	7	584
SiriusPoint Ltd. (Sweden) *	77	1,681
Stewart Information Services Corp.	15	1,024
Universal Insurance Holdings, Inc.	17	577
		20,890
Interactive Media & Services — 0.3%
Cars.com, Inc. *	84	1,019
Nextdoor Holdings, Inc. *	236	495
QuinStreet, Inc. *	17	244
Shutterstock, Inc.	13	252
Webtoon Entertainment, Inc. (South Korea) * (a)	104	1,358
		3,368
IT Services — 0.3%
Applied Digital Corp. * (a)	58	1,427
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — continued
BigBear.ai Holdings, Inc. * (a)	212	1,143
Unisys Corp. *	303	836
		3,406
Leisure Products — 0.9%
Funko, Inc., Class A *	193	655
Peloton Interactive, Inc., Class A *	353	2,177
Polaris, Inc. (a)	69	4,367
Topgolf Callaway Brands Corp. *	330	3,852
		11,051
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A *	235	3,833
Cytek Biosciences, Inc. *	175	883
Fortrea Holdings, Inc. *	153	2,633
		7,349
Machinery — 1.0%
Blue Bird Corp. *	34	1,576
Hillenbrand, Inc.	60	1,902
Hillman Solutions Corp. *	250	2,164
Mueller Industries, Inc.	27	3,147
Terex Corp.	48	2,568
Worthington Enterprises, Inc.	15	775
		12,132
Marine Transportation — 0.7%
Costamare Bulkers Holdings Ltd. (Monaco) *	14	227
Costamare, Inc. (Monaco)	274	4,326
Matson, Inc.	23	2,825
Safe Bulkers, Inc. (Monaco)	129	620
		7,998
Media — 1.4%
AMC Networks, Inc., Class A *	55	526
EchoStar Corp., Class A *	107	11,641
Gray Media, Inc.	317	1,534
John Wiley & Sons, Inc., Class A	65	1,972
Stagwell, Inc. *	278	1,361
		17,034
Metals & Mining — 3.9%
Alpha Metallurgical Resources, Inc. *	3	540
Coeur Mining, Inc. *	451	8,033
Commercial Metals Co.	129	8,938
Constellium SE *	327	6,169
Hecla Mining Co.	488	9,365
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
Ivanhoe Electric, Inc. * (a)	9	147
Materion Corp.	34	4,173
SSR Mining, Inc. (Canada) *	189	4,143
Warrior Met Coal, Inc.	59	5,236
		46,744
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Adamas Trust, Inc.	136	991
Apollo Commercial Real Estate Finance, Inc.	114	1,105
Brightspire Capital, Inc.	503	2,815
Ellington Financial, Inc.	121	1,649
KKR Real Estate Finance Trust, Inc.	102	839
Ladder Capital Corp.	680	7,477
TPG RE Finance Trust, Inc.	168	1,446
		16,322
Multi-Utilities — 1.1%
Avista Corp.	14	545
Black Hills Corp.	82	5,715
Northwestern Energy Group, Inc.	26	1,674
Unitil Corp.	102	4,915
		12,849
Office REITs — 1.3%
COPT Defense Properties	268	7,465
Empire State Realty Trust, Inc., Class A	190	1,242
Piedmont Realty Trust, Inc., Class A	411	3,425
Postal Realty Trust, Inc., Class A	55	885
SL Green Realty Corp.	54	2,470
		15,487
Oil, Gas & Consumable Fuels — 4.3%
California Resources Corp.	44	1,953
Centrus Energy Corp., Class A *	3	655
Chord Energy Corp.	14	1,299
Clean Energy Fuels Corp. *	721	1,515
CNX Resources Corp. *	136	5,013
Core Natural Resources, Inc.	23	2,000
Energy Fuels, Inc. * (a)	151	2,188
Excelerate Energy, Inc., Class A	65	1,832
Gulfport Energy Corp. *	17	3,577
International Seaways, Inc.	38	1,844
Magnolia Oil & Gas Corp., Class A	113	2,478
Murphy Oil Corp.	61	1,901
New Fortress Energy, Inc. * (a)	215	246
Ovintiv, Inc.	28	1,096
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Par Pacific Holdings, Inc. *	131	4,599
PBF Energy, Inc., Class A	67	1,809
Peabody Energy Corp.	160	4,757
Scorpio Tankers, Inc. (Monaco)	16	799
SM Energy Co.	46	866
Teekay Corp. Ltd. (Bermuda)	240	2,166
Teekay Tankers Ltd., Class A (Canada)	127	6,794
World Kinect Corp.	76	1,778
		51,165
Passenger Airlines — 0.4%
SkyWest, Inc. *	45	4,529
Personal Care Products — 0.2%
BellRing Brands, Inc. *	20	539
Nature's Sunshine Products, Inc. *	63	1,362
		1,901
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc. *	311	936
Alumis, Inc. * (a)	135	1,313
Atea Pharmaceuticals, Inc. *	148	529
Esperion Therapeutics, Inc. * (a)	341	1,263
Nuvation Bio, Inc. * (a)	313	2,802
Phathom Pharmaceuticals, Inc. * (a)	53	877
Prestige Consumer Healthcare, Inc. *	14	862
Septerna, Inc. * (a)	35	982
Supernus Pharmaceuticals, Inc. * (a)	42	2,077
Terns Pharmaceuticals, Inc. *	68	2,759
Theravance Biopharma, Inc. *	42	790
WaVe Life Sciences Ltd. *	187	3,174
		18,364
Professional Services — 0.2%
Alight, Inc., Class A	75	145
IBEX Holdings Ltd. *	33	1,267
Kelly Services, Inc., Class A	79	699
		2,111
Real Estate Management & Development — 0.6%
Cushman & Wakefield Ltd. *	114	1,849
Newmark Group, Inc., Class A	260	4,505
RE/MAX Holdings, Inc., Class A *	55	419
		6,773
Residential REITs — 0.5%
Centerspace	14	904
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	17

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — continued
Independence Realty Trust, Inc.	192	3,350
UMH Properties, Inc.	34	549
Veris Residential, Inc.	58	869
		5,672
Retail REITs — 2.2%
Agree Realty Corp.	5	397
Curbline Properties Corp.	150	3,472
Getty Realty Corp.	64	1,757
InvenTrust Properties Corp.	109	3,062
Kite Realty Group Trust	211	5,060
Macerich Co. (The)	185	3,421
NETSTREIT Corp. (a)	90	1,583
Phillips Edison & Co., Inc.	143	5,086
Tanger, Inc.	57	1,912
		25,750
Semiconductors & Semiconductor Equipment — 0.6%
Ambarella, Inc. *	17	1,204
Diodes, Inc. *	72	3,543
Navitas Semiconductor Corp. * (a)	89	635
Penguin Solutions, Inc. * (a)	43	848
Veeco Instruments, Inc. *	48	1,372
		7,602
Software — 3.1%
Adeia, Inc.	214	3,698
Bit Digital, Inc. * (a)	531	1,003
Cipher Mining, Inc. * (a)	305	4,494
Cleanspark, Inc. * (a)	358	3,620
Consensus Cloud Solutions, Inc. *	46	994
Digital Turbine, Inc. *	150	752
Hut 8 Corp. (Canada) *	89	4,100
LiveRamp Holdings, Inc. *	77	2,250
MARA Holdings, Inc. * (a)	367	3,299
NCR Voyix Corp. *	127	1,297
ON24, Inc. *	208	1,659
OneSpan, Inc.	125	1,603
Porch Group, Inc. *	143	1,305
Riot Platforms, Inc. *	291	3,683
Terawulf, Inc. * (a)	82	946
Xperi, Inc. *	310	1,815
		36,518
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	60	1,389
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialized REITs — continued
Outfront Media, Inc.	59	1,416
PotlatchDeltic Corp.	63	2,528
Smartstop Self Storage REIT, Inc. (a)	68	2,102
		7,435
Specialty Retail — 3.0%
American Eagle Outfitters, Inc.	236	6,229
Asbury Automotive Group, Inc. *	15	3,435
Buckle, Inc. (The)	31	1,640
EVgo, Inc. * (a)	202	589
Group 1 Automotive, Inc.	5	1,901
National Vision Holdings, Inc. *	63	1,639
RealReal, Inc. (The) *	119	1,879
Signet Jewelers Ltd.	89	7,381
Sonic Automotive, Inc., Class A	15	911
Urban Outfitters, Inc. *	78	5,871
Victoria's Secret & Co. *	81	4,390
		35,865
Technology Hardware, Storage & Peripherals — 0.1%
Turtle Beach Corp. *	68	947
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd. *	145	3,529
Tobacco — 0.1%
Turning Point Brands, Inc.	6	692
Trading Companies & Distributors — 1.9%
BlueLinx Holdings, Inc. *	11	661
Boise Cascade Co.	39	2,872
DNOW, Inc. *	384	5,086
GATX Corp.	24	4,006
Hudson Technologies, Inc. *	58	397
Rush Enterprises, Inc., Class A	71	3,853
WESCO International, Inc.	21	5,257
		22,132
Water Utilities — 0.7%
American States Water Co.	19	1,377
Consolidated Water Co. Ltd., Class D	195	6,865
		8,242
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	43	570
Telephone and Data Systems, Inc.	35	1,408
		1,978
Total Common Stocks (Cost $896,721)		1,162,481
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
iTeos Therapeutics, Inc., CVR ‡ * (Cost $—)	353	—
	SHARES (000)
Short-Term Investments — 8.0%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $34,042)	34,030	34,044
Investment of Cash Collateral from Securities Loaned — 5.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $61,362)	61,362	61,362
Total Short-Term Investments (Cost $95,404)		95,406
Total Investments — 105.6% (Cost $992,125)		1,257,887
Liabilities in Excess of Other Assets — (5.6)%		(66,999)
NET ASSETS — 100.0%		1,190,888

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $58,966.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	250	03/20/2026	USD	31,230	(539)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	19

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.6%
Aerospace & Defense — 1.8%
Karman Holdings, Inc. * (a)	23	1,674
Loar Holdings, Inc. * (a)	28	1,890
Woodward, Inc.	6	2,034
		5,598
Automobile Components — 0.4%
Gentex Corp.	47	1,099
Banks — 6.1%
Commerce Bancshares, Inc.	56	2,912
Cullen/Frost Bankers, Inc.	22	2,796
First Horizon Corp.	144	3,444
First Interstate BancSystem, Inc., Class A (a)	40	1,404
ServisFirst Bancshares, Inc.	30	2,140
Wintrust Financial Corp.	27	3,763
WSFS Financial Corp.	37	2,034
		18,493
Beverages — 0.9%
Primo Brands Corp.	169	2,765
Building Products — 7.1%
AAON, Inc. (a)	22	1,710
Fortune Brands Innovations, Inc.	49	2,431
Hayward Holdings, Inc. *	383	5,915
Janus International Group, Inc. *	196	1,281
Lennox International, Inc.	8	3,903
Modine Manufacturing Co. *	27	3,607
Simpson Manufacturing Co., Inc.	16	2,641
		21,488
Capital Markets — 9.7%
Cboe Global Markets, Inc.	11	2,715
Evercore, Inc., Class A	12	4,037
FactSet Research Systems, Inc.	12	3,493
LPL Financial Holdings, Inc.	10	3,678
MarketAxess Holdings, Inc.	22	4,066
Moelis & Co., Class A	32	2,212
Morningstar, Inc.	20	4,369
StepStone Group, Inc., Class A	54	3,453
Wealthfront Corp. * (a)	106	1,435
		29,458
Chemicals — 0.5%
Perimeter Solutions, Inc. *	58	1,607
Commercial Services & Supplies — 4.0%
MSA Safety, Inc.	36	5,767
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
RB Global, Inc. (Canada)	31	3,133
Waste Connections, Inc.	19	3,378
		12,278
Construction & Engineering — 1.4%
WillScot Holdings Corp.	225	4,227
Construction Materials — 1.2%
Eagle Materials, Inc.	18	3,684
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc. *	35	3,154
Casey's General Stores, Inc.	4	1,977
Performance Food Group Co. *	50	4,544
		9,675
Containers & Packaging — 0.6%
AptarGroup, Inc.	16	1,984
Distributors — 1.9%
LKQ Corp.	74	2,244
Pool Corp.	16	3,598
		5,842
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc. *	40	4,083
Driven Brands Holdings, Inc. * (a)	152	2,254
		6,337
Electrical Equipment — 1.1%
nVent Electric plc	33	3,365
Electronic Equipment, Instruments & Components — 1.4%
Novanta, Inc. *	35	4,142
Energy Equipment & Services — 1.7%
Cactus, Inc., Class A	70	3,204
Flowco Holdings, Inc., Class A (a)	111	2,069
		5,273
Financial Services — 1.1%
Jack Henry & Associates, Inc.	18	3,275
Food Products — 0.8%
Utz Brands, Inc.	233	2,417
Gas Utilities — 0.8%
Atmos Energy Corp.	14	2,297
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.9%
Landstar System, Inc.	18	2,601
Saia, Inc. *	10	3,176
		5,777
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc. *	13	2,039
Envista Holdings Corp. *	178	3,867
ICU Medical, Inc. *	14	1,997
STERIS plc	12	2,999
		10,902
Health Care Providers & Services — 4.4%
Chemed Corp.	7	3,038
Concentra Group Holdings Parent, Inc.	116	2,292
Encompass Health Corp.	23	2,414
HealthEquity, Inc. *	25	2,299
Molina Healthcare, Inc. *	19	3,285
		13,328
Health Care Technology — 0.7%
Doximity, Inc., Class A *	51	2,269
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	34	3,254
Hotels, Restaurants & Leisure — 4.6%
Domino's Pizza, Inc.	8	3,320
Planet Fitness, Inc., Class A *	35	3,836
Shake Shack, Inc., Class A *	24	1,947
Vail Resorts, Inc. (a)	9	1,183
Wyndham Hotels & Resorts, Inc.	49	3,674
		13,960
Industrial REITs — 0.5%
EastGroup Properties, Inc.	9	1,503
Insurance — 3.6%
Accelerant Holdings, Class A (Cayman Islands) * (a)	88	1,446
Brown & Brown, Inc.	52	4,112
Kinsale Capital Group, Inc.	9	3,407
RLI Corp.	31	2,021
		10,986
Life Sciences Tools & Services — 0.6%
Medpace Holdings, Inc. *	3	1,712
Machinery — 5.1%
IDEX Corp.	23	3,974
Lincoln Electric Holdings, Inc.	17	4,082
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Middleby Corp. (The) *	9	1,376
Nordson Corp.	12	2,809
RBC Bearings, Inc. *	7	3,277
		15,518
Metals & Mining — 1.4%
Reliance, Inc.	14	4,160
Oil, Gas & Consumable Fuels — 1.6%
DT Midstream, Inc.	19	2,276
SM Energy Co.	141	2,628
		4,904
Professional Services — 4.7%
Andersen Group, Inc., Class A * (a)	51	1,328
Paylocity Holding Corp. *	30	4,504
SS&C Technologies Holdings, Inc.	42	3,703
TransUnion	56	4,787
		14,322
Real Estate Management & Development — 2.6%
Colliers International Group, Inc. (Canada)	26	3,863
Cushman & Wakefield Ltd. *	241	3,893
		7,756
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	10	1,435
Semiconductors & Semiconductor Equipment — 4.6%
Allegro MicroSystems, Inc. (Japan) *	114	3,018
Entegris, Inc. (a)	47	3,959
MACOM Technology Solutions Holdings, Inc. *	27	4,638
Power Integrations, Inc.	68	2,398
		14,013
Software — 3.7%
Clearwater Analytics Holdings, Inc., Class A * (a)	101	2,423
Guidewire Software, Inc. *	9	1,795
Manhattan Associates, Inc. *	16	2,810
Qualys, Inc. *	18	2,397
Tyler Technologies, Inc. *	4	1,825
		11,250
Specialized REITs — 0.5%
CubeSmart	39	1,420
Specialty Retail — 2.7%
Burlington Stores, Inc. *	13	3,772
Five Below, Inc. *	9	1,574
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	21

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Warby Parker, Inc., Class A *	85	1,859
Williams-Sonoma, Inc.	5	913
		8,118
Trading Companies & Distributors — 1.4%
Core & Main, Inc., Class A *	80	4,142
Total Common Stocks (Cost $248,463)		296,033
Short-Term Investments — 5.0%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (b) (c) (Cost $7,543)	7,541	7,544
Investment of Cash Collateral from Securities Loaned — 2.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (b) (c) (Cost $7,509)	7,509	7,509
Total Short-Term Investments (Cost $15,052)		15,053
Total Investments — 102.6% (Cost $263,515)		311,086
Liabilities in Excess of Other Assets — (2.6)%		(7,912)
NET ASSETS — 100.0%		303,174

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $7,272.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Small Cap Funds	December 31, 2025

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Aerospace & Defense — 1.2%
AeroVironment, Inc. * (a)	10	2,421
Archer Aviation, Inc., Class A *	58	436
Beta Technologies, Inc., Class A * (a)	44	1,256
Firefly Aerospace, Inc. * (a)	61	1,371
Kratos Defense & Security Solutions, Inc. *	28	2,090
Moog, Inc., Class A	9	2,233
Park Aerospace Corp.	16	343
Red Cat Holdings, Inc. * (a)	32	252
StandardAero, Inc. *	28	804
		11,206
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	74	470
Automobile Components — 1.1%
Adient plc *	101	1,942
Dana, Inc.	56	1,339
Garrett Motion, Inc. (Switzerland)	203	3,538
LCI Industries	3	392
Motorcar Parts of America, Inc. *	70	859
Patrick Industries, Inc.	10	1,028
Phinia, Inc.	26	1,636
		10,734
Banks — 10.1%
Amerant Bancorp, Inc.	12	244
Ameris Bancorp	47	3,471
Associated Banc-Corp.	14	367
Atlantic Union Bankshares Corp.	9	319
Axos Financial, Inc. *	25	2,142
Banc of California, Inc.	167	3,229
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	109	5,431
BankUnited, Inc.	18	809
BayCom Corp.	3	85
Beacon Financial Corp.	26	676
Bridgewater Bancshares, Inc. *	31	538
Burke & Herbert Financial Services Corp.	4	221
Business First Bancshares, Inc.	35	919
Byline Bancorp, Inc.	81	2,362
Capital City Bank Group, Inc.	4	182
Capitol Federal Financial, Inc.	26	178
Central Pacific Financial Corp.	11	351
ChoiceOne Financial Services, Inc.	7	220
CNB Financial Corp.	43	1,135
Community Trust Bancorp, Inc.	14	774
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
ConnectOne Bancorp, Inc.	75	1,972
Customers Bancorp, Inc. *	63	4,628
Dime Community Bancshares, Inc.	9	279
Eastern Bankshares, Inc.	210	3,875
Enterprise Financial Services Corp.	44	2,385
Equity Bancshares, Inc., Class A	48	2,147
FB Financial Corp.	6	312
Financial Institutions, Inc.	50	1,553
First BanCorp (Puerto Rico)	116	2,398
First Financial Bancorp	13	313
First Financial Corp.	33	1,993
First Interstate BancSystem, Inc., Class A (a)	7	240
First Merchants Corp.	42	1,561
First Mid Bancshares, Inc.	27	1,043
Five Star Bancorp	10	361
Fulton Financial Corp.	34	660
Hancock Whitney Corp.	21	1,352
Hanmi Financial Corp.	55	1,488
HBT Financial, Inc.	3	84
Heritage Commerce Corp.	153	1,833
Hilltop Holdings, Inc.	55	1,878
HomeTrust Bancshares, Inc.	4	193
Horizon Bancorp, Inc.	125	2,128
Independent Bank Corp.	3	234
Mercantile Bank Corp.	31	1,514
Metropolitan Bank Holding Corp.	23	1,729
Mid Penn Bancorp, Inc.	6	182
MidWestOne Financial Group, Inc.	17	658
National Bank Holdings Corp., Class A	12	441
Nicolet Bankshares, Inc. (a)	7	896
Northrim BanCorp, Inc.	22	592
OceanFirst Financial Corp.	109	1,949
OFG Bancorp (Puerto Rico)	39	1,579
Old National Bancorp	142	3,161
Old Second Bancorp, Inc.	85	1,651
Origin Bancorp, Inc.	10	357
Pathward Financial, Inc.	48	3,407
Pinnacle Financial Partners, Inc.	3	244
Provident Financial Services, Inc.	17	331
QCR Holdings, Inc.	29	2,431
Simmons First National Corp., Class A	94	1,769
SmartFinancial, Inc.	5	178
South Plains Financial, Inc.	80	3,099
Southern Missouri Bancorp, Inc.	6	346
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	23

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Southside Bancshares, Inc.	16	484
SOUTHSTATE BANK Corp.	6	526
Texas Capital Bancshares, Inc. *	4	381
Towne Bank	37	1,250
TriCo Bancshares	16	744
UMB Financial Corp.	16	1,792
United Bankshares, Inc.	12	477
United Community Banks, Inc.	10	320
Unity Bancorp, Inc.	10	523
Univest Financial Corp.	20	661
WesBanco, Inc.	20	660
Wintrust Financial Corp.	11	1,598
WSFS Financial Corp.	7	409
		94,902
Beverages — 0.1%
Vita Coco Co., Inc. (The) *	21	1,104
Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. *	65	1,744
Alkermes plc *	50	1,406
Amicus Therapeutics, Inc. *	200	2,850
Apogee Therapeutics, Inc. *	12	874
ArriVent Biopharma, Inc. *	21	418
Arrowhead Pharmaceuticals, Inc. *	48	3,219
ARS Pharmaceuticals, Inc. * (a)	149	1,742
Beam Therapeutics, Inc. * (a)	34	936
BioCryst Pharmaceuticals, Inc. *	148	1,153
Biohaven Ltd. *	168	1,900
Bridgebio Pharma, Inc. *	66	5,063
Capricor Therapeutics, Inc. * (a)	65	1,866
Catalyst Pharmaceuticals, Inc. *	78	1,825
Celcuity, Inc. * (a)	12	1,160
Celldex Therapeutics, Inc. *	19	511
CG oncology, Inc. *	28	1,168
Cogent Biosciences, Inc. *	55	1,952
CRISPR Therapeutics AG (Switzerland) * (a)	32	1,671
Cullinan Therapeutics, Inc. *	47	485
Cytokinetics, Inc. *	39	2,452
Dynavax Technologies Corp. *	197	3,030
Gossamer Bio, Inc. * (a)	129	401
GRAIL, Inc. *	11	965
Halozyme Therapeutics, Inc. *	23	1,543
Ideaya Biosciences, Inc. *	28	966
Intellia Therapeutics, Inc. * (a)	33	301
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Iovance Biotherapeutics, Inc. * (a)	208	567
Janux Therapeutics, Inc. *	50	696
Krystal Biotech, Inc. *	10	2,463
Kymera Therapeutics, Inc. *	32	2,462
Madrigal Pharmaceuticals, Inc. *	8	4,820
Mirum Pharmaceuticals, Inc. * (a)	24	1,932
Nuvalent, Inc., Class A *	19	1,875
ORIC Pharmaceuticals, Inc. *	46	373
Prothena Corp. plc (Ireland) * (a)	55	527
PTC Therapeutics, Inc. * (a)	20	1,556
Recursion Pharmaceuticals, Inc., Class A * (a)	334	1,365
REGENXBIO, Inc. *	35	505
Replimune Group, Inc. *	196	1,902
Rhythm Pharmaceuticals, Inc. *	17	1,829
Scholar Rock Holding Corp. *	25	1,119
Soleno Therapeutics, Inc. *	28	1,311
Stoke Therapeutics, Inc. *	35	1,096
Syndax Pharmaceuticals, Inc. *	30	628
Travere Therapeutics, Inc. *	66	2,511
Twist Bioscience Corp. * (a)	6	184
Tyra Biosciences, Inc. *	22	578
Vaxcyte, Inc. *	46	2,114
Veracyte, Inc. *	89	3,739
Vericel Corp. *	26	948
Viridian Therapeutics, Inc. *	42	1,307
Xencor, Inc. *	62	948
		80,956
Broadline Retail — 0.1%
Kohl's Corp.	47	962
Building Products — 1.7%
Apogee Enterprises, Inc.	10	362
Griffon Corp.	54	4,020
Masterbrand, Inc. *	69	761
Modine Manufacturing Co. *	45	5,983
Resideo Technologies, Inc. *	76	2,662
Simpson Manufacturing Co., Inc.	2	313
UFP Industries, Inc.	24	2,160
		16,261
Capital Markets — 1.9%
Acadian Asset Management, Inc.	9	425
BGC Group, Inc., Class A	256	2,280
Bullish (Cayman Islands) * (a)	31	1,172
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
DigitalBridge Group, Inc.	51	785
Donnelley Financial Solutions, Inc. *	31	1,419
Marex Group plc (United Kingdom)	42	1,618
Moelis & Co., Class A	12	810
Piper Sandler Cos.	10	3,332
StepStone Group, Inc., Class A	5	332
StoneX Group, Inc. *	37	3,541
Victory Capital Holdings, Inc., Class A	14	884
Virtus Investment Partners, Inc.	6	1,031
WisdomTree, Inc. (a)	39	479
		18,108
Chemicals — 2.0%
Avient Corp.	32	1,003
Balchem Corp.	21	3,170
Chemours Co. (The)	45	534
Ecovyst, Inc. *	14	135
Hawkins, Inc.	3	419
HB Fuller Co.	49	2,946
Innospec, Inc.	17	1,317
Mativ Holdings, Inc.	76	931
Orion SA (Germany)	74	392
Perimeter Solutions, Inc. *	153	4,201
Quaker Chemical Corp.	11	1,460
Sensient Technologies Corp.	19	1,770
		18,278
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	89	3,779
ACV Auctions, Inc., Class A *	288	2,307
Brink's Co. (The)	16	1,866
Cimpress plc (Ireland) * (a)	7	433
MillerKnoll, Inc.	65	1,196
Tetra Tech, Inc.	66	2,216
		11,797
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. * (a)	110	956
Clearfield, Inc. *	65	1,893
CommScope Holding Co., Inc. *	107	1,944
Extreme Networks, Inc. *	44	722
NETGEAR, Inc. *	35	859
Viasat, Inc. *	35	1,211
		7,585
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — 4.6%
API Group Corp. *	152	5,818
Arcosa, Inc.	31	3,259
Dycom Industries, Inc. *	22	7,341
Fluor Corp. *	69	2,718
Granite Construction, Inc.	10	1,185
IES Holdings, Inc. * (a)	5	1,851
Matrix Service Co. *	55	647
MYR Group, Inc. *	27	5,945
NWPX Infrastructure, Inc. *	7	445
Orion Group Holdings, Inc. *	68	679
Primoris Services Corp.	48	5,994
Sterling Infrastructure, Inc. *	15	4,713
Tutor Perini Corp.	31	2,041
		42,636
Consumer Finance — 1.3%
Enova International, Inc. *	37	5,815
FirstCash Holdings, Inc.	19	2,963
LendingClub Corp. *	34	653
LendingTree, Inc. *	3	187
Nelnet, Inc., Class A	4	477
NerdWallet, Inc., Class A *	16	212
PROG Holdings, Inc.	25	732
Upstart Holdings, Inc. * (a)	31	1,355
		12,394
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	45	2,396
Chefs' Warehouse, Inc. (The) *	38	2,389
United Natural Foods, Inc. *	39	1,297
		6,082
Containers & Packaging — 0.2%
Greif, Inc., Class A (a)	15	1,048
O-I Glass, Inc. *	45	663
		1,711
Distributors — 0.2%
GigaCloud Technology, Inc., Class A *	41	1,600
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	26	2,632
American Public Education, Inc. *	24	912
Laureate Education, Inc., Class A *	55	1,864
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	25

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — continued
McGraw Hill, Inc. *	244	4,028
OneSpaWorld Holdings Ltd. (Bahamas)	86	1,777
		11,213
Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	174	3,592
American Assets Trust, Inc.	16	299
Broadstone Net Lease, Inc.	217	3,780
Essential Properties Realty Trust, Inc.	104	3,073
		10,744
Diversified Telecommunication Services — 0.4%
Globalstar, Inc. * (a)	13	779
Iridium Communications, Inc. (a)	10	177
Lumen Technologies, Inc. *	312	2,426
		3,382
Electric Utilities — 1.0%
Genie Energy Ltd., Class B	19	256
IDACORP, Inc.	23	2,884
Oklo, Inc. * (a)	14	1,012
Otter Tail Corp.	32	2,618
Portland General Electric Co.	50	2,417
		9,187
Electrical Equipment — 1.9%
Atkore, Inc.	27	1,691
Bloom Energy Corp., Class A *	53	4,623
EnerSys	40	5,892
Fluence Energy, Inc. * (a)	36	712
Nextpower, Inc., Class A *	24	2,116
NuScale Power Corp. *	18	256
Sunrun, Inc. *	55	1,016
Thermon Group Holdings, Inc. *	43	1,592
		17,898
Electronic Equipment, Instruments & Components — 2.8%
Arlo Technologies, Inc. * (a)	146	2,044
Fabrinet (Thailand) *	14	6,201
Insight Enterprises, Inc. *	4	282
Knowles Corp. *	90	1,932
Mirion Technologies, Inc. *	74	1,722
nLight, Inc. *	49	1,855
Plexus Corp. *	22	3,219
Sanmina Corp. *	27	4,096
ScanSource, Inc. *	24	951
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
TTM Technologies, Inc. *	33	2,279
Vishay Intertechnology, Inc.	115	1,670
		26,251
Energy Equipment & Services — 1.7%
Bristow Group, Inc. *	12	432
Cactus, Inc., Class A	6	251
Forum Energy Technologies, Inc. *	45	1,675
Liberty Energy, Inc.	102	1,890
National Energy Services Reunited Corp. *	76	1,194
Noble Corp. plc	28	793
Oceaneering International, Inc. *	61	1,460
Oil States International, Inc. *	196	1,323
Patterson-UTI Energy, Inc.	116	710
ProPetro Holding Corp. *	61	580
Ranger Energy Services, Inc., Class A	68	951
Tidewater, Inc. *	15	769
Transocean Ltd. * (a)	663	2,738
Valaris Ltd. * (a)	10	519
Weatherford International plc	13	1,021
		16,306
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A * (a)	212	330
IMAX Corp. *	12	462
Playtika Holding Corp.	109	431
		1,223
Financial Services — 2.4%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	20	878
Burford Capital Ltd.	127	1,129
Enact Holdings, Inc.	31	1,245
Essent Group Ltd.	35	2,265
EVERTEC, Inc. (Puerto Rico)	56	1,629
HA Sustainable Infrastructure Capital, Inc. (a)	50	1,582
Jackson Financial, Inc., Class A	35	3,692
Marqeta, Inc., Class A *	370	1,756
NMI Holdings, Inc., Class A *	47	1,922
PennyMac Financial Services, Inc.	21	2,703
Radian Group, Inc.	57	2,064
Sezzle, Inc. * (a)	12	793
Walker & Dunlop, Inc.	21	1,258
		22,916
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 0.6%
Cal-Maine Foods, Inc.	16	1,261
Dole plc	81	1,220
Fresh Del Monte Produce, Inc.	9	309
Mama's Creations, Inc. * (a)	83	1,113
SunOpta, Inc. (Canada) *	231	877
Vital Farms, Inc. * (a)	27	872
		5,652
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	15	1,902
New Jersey Resources Corp.	58	2,674
ONE Gas, Inc.	38	2,910
Southwest Gas Holdings, Inc.	41	3,259
		10,745
Health Care Equipment & Supplies — 2.7%
AtriCure, Inc. *	54	2,123
Avanos Medical, Inc. *	25	286
Axogen, Inc. *	68	2,235
Beta Bionics, Inc. *	32	981
Butterfly Network, Inc. * (a)	270	1,026
Ceribell, Inc. *	104	2,276
Embecta Corp.	34	404
Glaukos Corp. *	25	2,792
Haemonetics Corp. *	30	2,388
Inogen, Inc. *	112	752
Integra LifeSciences Holdings Corp. *	65	803
iRhythm Technologies, Inc. *	15	2,660
Lantheus Holdings, Inc. *	20	1,360
Novocure Ltd. *	68	875
Outset Medical, Inc. *	40	149
Pulmonx Corp. *	160	355
SI-BONE, Inc. *	35	685
Sight Sciences, Inc. *	14	107
Tandem Diabetes Care, Inc. *	52	1,148
TransMedics Group, Inc. * (a)	16	1,940
		25,345
Health Care Providers & Services — 2.9%
Addus HomeCare Corp. * (a)	4	410
Billiontoone, Inc., Class A * (a)	33	2,717
BrightSpring Health Services, Inc. * (a)	33	1,229
Castle Biosciences, Inc. *	24	948
Concentra Group Holdings Parent, Inc.	59	1,171
Ensign Group, Inc. (The)	21	3,666
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
GeneDx Holdings Corp. *	4	578
Guardant Health, Inc. *	43	4,412
Hinge Health, Inc., Class A *	57	2,642
National HealthCare Corp.	6	838
NeoGenomics, Inc. *	34	397
Oncology Institute, Inc. (The) * (a)	141	500
Option Care Health, Inc. *	69	2,186
Pediatrix Medical Group, Inc. *	34	718
Progyny, Inc. *	99	2,557
Surgery Partners, Inc. * (a)	13	202
US Physical Therapy, Inc.	22	1,694
		26,865
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	7	333
CareTrust REIT, Inc.	77	2,778
Community Healthcare Trust, Inc.	12	194
LTC Properties, Inc.	15	530
National Health Investors, Inc.	3	258
Sabra Health Care REIT, Inc.	96	1,816
		5,909
Health Care Technology — 0.3%
Health Catalyst, Inc. *	198	473
HealthStream, Inc.	69	1,586
HeartFlow, Inc. * (a)	12	352
		2,411
Hotel & Resort REITs — 0.8%
Chatham Lodging Trust	142	965
DiamondRock Hospitality Co.	139	1,245
Ryman Hospitality Properties, Inc.	38	3,586
Xenia Hotels & Resorts, Inc.	147	2,080
		7,876
Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc., Class B * (a)	3	1,032
Black Rock Coffee Bar, Inc., Class A *	18	393
Brinker International, Inc. *	9	1,299
Hilton Grand Vacations, Inc. *	34	1,505
Jack in the Box, Inc. (a)	92	1,755
Kura Sushi USA, Inc., Class A * (a)	31	1,618
Marriott Vacations Worldwide Corp. (a)	12	689
Monarch Casino & Resort, Inc.	16	1,502
Shake Shack, Inc., Class A *	37	2,996
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	27

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Super Group SGHC Ltd. (Guernsey) (a)	169	2,022
United Parks & Resorts, Inc. * (a)	41	1,489
		16,300
Household Durables — 2.1%
Beazer Homes USA, Inc. *	16	336
Cavco Industries, Inc. *	3	1,886
Century Communities, Inc.	10	602
Champion Homes, Inc. *	30	2,500
Green Brick Partners, Inc. *	26	1,615
Installed Building Products, Inc. (a)	10	2,595
KB Home	26	1,446
M/I Homes, Inc. *	17	2,216
Meritage Homes Corp.	16	1,052
Taylor Morrison Home Corp. *	51	3,025
Tri Pointe Homes, Inc. *	84	2,636
		19,909
Household Products — 0.1%
Central Garden & Pet Co., Class A *	17	498
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	13	402
Clearway Energy, Inc., Class C	33	1,105
		1,507
Industrial REITs — 0.3%
LXP Industrial Trust	31	1,557
Terreno Realty Corp.	18	1,046
		2,603
Insurance — 1.5%
Accelerant Holdings, Class A (Cayman Islands) * (a)	66	1,078
CNO Financial Group, Inc.	53	2,245
Fidelis Insurance Holdings Ltd. (United Kingdom)	73	1,425
Hamilton Insurance Group Ltd., Class B (Bermuda) *	19	547
Heritage Insurance Holdings, Inc. *	8	241
Horace Mann Educators Corp.	13	604
Mercury General Corp.	8	722
Oscar Health, Inc., Class A *	91	1,307
Palomar Holdings, Inc. *	9	1,185
RLI Corp.	12	774
Safety Insurance Group, Inc.	13	985
Selective Insurance Group, Inc.	10	854
SiriusPoint Ltd. (Sweden) *	54	1,190
Skyward Specialty Insurance Group, Inc. *	6	289
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Stewart Information Services Corp.	9	623
Universal Insurance Holdings, Inc.	7	240
		14,309
Interactive Media & Services — 0.6%
Cargurus, Inc. *	72	2,734
Cars.com, Inc. *	19	231
Nextdoor Holdings, Inc. *	79	166
QuinStreet, Inc. *	28	404
Yelp, Inc. *	73	2,222
		5,757
IT Services — 0.7%
Applied Digital Corp. * (a)	114	2,791
BigBear.ai Holdings, Inc. * (a)	126	681
DigitalOcean Holdings, Inc. *	36	1,739
Unisys Corp. *	295	813
Whitefiber, Inc. * (a)	38	600
		6,624
Leisure Products — 0.6%
Peloton Interactive, Inc., Class A *	219	1,352
Polaris, Inc. (a)	35	2,203
Topgolf Callaway Brands Corp. *	144	1,677
		5,232
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A *	131	2,141
Adaptive Biotechnologies Corp. *	63	1,020
CryoPort, Inc. *	71	682
OmniAb, Inc. *	44	82
		3,925
Machinery — 1.7%
Atmus Filtration Technologies, Inc.	37	1,923
Blue Bird Corp. *	24	1,115
Greenbrier Cos., Inc. (The)	2	100
Kennametal, Inc.	40	1,124
Mueller Industries, Inc.	31	3,522
Terex Corp.	43	2,306
Titan International, Inc. *	88	688
Watts Water Technologies, Inc., Class A	17	4,811
Worthington Enterprises, Inc.	9	462
		16,051
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Marine Transportation — 0.2%
Costamare, Inc. (Monaco)	123	1,945
Safe Bulkers, Inc. (Monaco)	63	304
		2,249
Media — 1.1%
AMC Networks, Inc., Class A *	10	91
EchoStar Corp., Class A * (a)	41	4,507
Gray Media, Inc.	34	166
John Wiley & Sons, Inc., Class A	30	913
Magnite, Inc. *	106	1,713
PubMatic, Inc., Class A *	27	236
Scholastic Corp.	30	892
Stagwell, Inc. *	167	816
TechTarget, Inc. *	55	299
Thryv Holdings, Inc. *	49	297
		9,930
Metals & Mining — 2.9%
Alpha Metallurgical Resources, Inc. *	5	1,055
Century Aluminum Co. *	17	657
Coeur Mining, Inc. *	329	5,862
Commercial Metals Co.	62	4,300
Constellium SE *	233	4,390
Hecla Mining Co.	172	3,296
Ivanhoe Electric, Inc. * (a)	30	478
Materion Corp.	18	2,301
Olympic Steel, Inc.	7	291
Perpetua Resources Corp. * (a)	23	549
SSR Mining, Inc. (Canada) *	81	1,770
Warrior Met Coal, Inc.	23	2,082
		27,031
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Adamas Trust, Inc.	79	579
Apollo Commercial Real Estate Finance, Inc.	41	400
Brightspire Capital, Inc.	147	825
Ellington Financial, Inc.	66	892
Ladder Capital Corp.	345	3,785
TPG RE Finance Trust, Inc.	57	487
		6,968
Multi-Utilities — 0.6%
Avista Corp.	6	233
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Black Hills Corp.	45	3,089
Unitil Corp.	54	2,637
		5,959
Office REITs — 0.7%
COPT Defense Properties	116	3,213
Piedmont Realty Trust, Inc., Class A	188	1,568
Postal Realty Trust, Inc., Class A	33	536
SL Green Realty Corp.	19	861
		6,178
Oil, Gas & Consumable Fuels — 3.1%
California Resources Corp.	17	774
Centrus Energy Corp., Class A *	5	1,134
Chord Energy Corp.	7	667
Clean Energy Fuels Corp. *	413	868
CNX Resources Corp. *	63	2,312
Core Natural Resources, Inc.	5	484
CVR Energy, Inc. *	19	492
Delek US Holdings, Inc.	29	850
Energy Fuels, Inc. * (a)	102	1,488
Excelerate Energy, Inc., Class A	39	1,091
Gulfport Energy Corp. *	9	1,794
International Seaways, Inc.	11	518
Magnolia Oil & Gas Corp., Class A	48	1,055
Murphy Oil Corp.	36	1,132
New Fortress Energy, Inc. * (a)	85	97
Ovintiv, Inc.	21	811
Par Pacific Holdings, Inc. *	86	3,016
PBF Energy, Inc., Class A	26	702
Peabody Energy Corp.	68	2,007
Scorpio Tankers, Inc. (Monaco)	2	118
Teekay Corp. Ltd. (Bermuda)	211	1,904
Teekay Tankers Ltd., Class A (Canada)	48	2,581
Uranium Energy Corp. * (a)	131	1,532
World Kinect Corp.	49	1,151
		28,578
Passenger Airlines — 0.4%
Joby Aviation, Inc. *	123	1,625
SkyWest, Inc. *	17	1,731
		3,356
Personal Care Products — 0.3%
BellRing Brands, Inc. *	13	337
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	29

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Personal Care Products — continued
Nature's Sunshine Products, Inc. *	27	585
Oddity Tech Ltd., Class A (Israel) * (a)	35	1,419
		2,341
Pharmaceuticals — 2.9%
Alumis, Inc. *	43	426
Amneal Pharmaceuticals, Inc. *	147	1,851
ANI Pharmaceuticals, Inc. *	27	2,137
Atea Pharmaceuticals, Inc. *	399	1,424
Axsome Therapeutics, Inc. *	8	1,411
Corcept Therapeutics, Inc. *	30	1,038
Crinetics Pharmaceuticals, Inc. *	54	2,535
Edgewise Therapeutics, Inc. *	31	763
Indivior plc (United Kingdom) *	42	1,494
Liquidia Corp. * (a)	37	1,266
Mind Medicine MindMed, Inc. *	38	510
Ocular Therapeutix, Inc. *	153	1,861
Phathom Pharmaceuticals, Inc. * (a)	31	509
Phibro Animal Health Corp., Class A	74	2,780
Supernus Pharmaceuticals, Inc. * (a)	19	944
Terns Pharmaceuticals, Inc. *	79	3,213
Theravance Biopharma, Inc. *	37	689
WaVe Life Sciences Ltd. *	48	815
Zevra Therapeutics, Inc. *	151	1,354
		27,020
Professional Services — 1.2%
BlackSky Technology, Inc. * (a)	7	132
ExlService Holdings, Inc. *	26	1,102
IBEX Holdings Ltd. *	56	2,162
Innodata, Inc. * (a)	22	1,104
KBR, Inc.	27	1,096
Kelly Services, Inc., Class A	64	562
Legalzoom.com, Inc. *	80	793
Planet Labs PBC *	51	1,005
TriNet Group, Inc. (a)	9	559
Verra Mobility Corp. *	109	2,435
		10,950
Real Estate Management & Development — 0.3%
Cushman & Wakefield Ltd. *	17	282
Newmark Group, Inc., Class A	127	2,203
RE/MAX Holdings, Inc., Class A *	13	96
Real Brokerage, Inc. (The) (Canada) *	175	640
		3,221
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.2%
Centerspace	5	353
Independence Realty Trust, Inc.	70	1,213
UMH Properties, Inc.	14	225
Veris Residential, Inc.	17	255
		2,046
Retail REITs — 1.3%
Curbline Properties Corp.	68	1,586
Getty Realty Corp.	33	900
InvenTrust Properties Corp.	60	1,684
Kite Realty Group Trust	55	1,316
Macerich Co. (The)	56	1,026
NETSTREIT Corp. (a)	29	507
Phillips Edison & Co., Inc.	81	2,888
Tanger, Inc.	61	2,046
		11,953
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Class A *	19	747
Aehr Test Systems *	20	394
Alpha & Omega Semiconductor Ltd. *	13	261
Ambarella, Inc. *	12	877
Axcelis Technologies, Inc. *	4	338
Credo Technology Group Holding Ltd. *	54	7,828
Diodes, Inc. *	43	2,120
FormFactor, Inc. *	49	2,735
Impinj, Inc. * (a)	32	5,537
Kopin Corp. * (a)	134	314
MaxLinear, Inc. *	21	362
Navitas Semiconductor Corp. * (a)	40	282
NVE Corp.	6	357
Rambus, Inc. *	57	5,271
Rigetti Computing, Inc. * (a)	137	3,038
Semtech Corp. *	18	1,322
SiTime Corp. *	7	2,466
Ultra Clean Holdings, Inc. *	99	2,497
		36,746
Software — 5.0%
A10 Networks, Inc.	18	320
Adeia, Inc.	32	544
Appian Corp., Class A *	32	1,146
Asana, Inc., Class A * (a)	72	991
Bit Digital, Inc. * (a)	785	1,484
Bitdeer Technologies Group, Class A * (a)	35	389
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Small Cap Funds	December 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
BlackLine, Inc. *	22	1,230
Box, Inc., Class A *	88	2,625
Braze, Inc., Class A *	24	829
Cipher Mining, Inc. * (a)	159	2,341
Cleanspark, Inc. * (a)	184	1,866
Clearwater Analytics Holdings, Inc., Class A * (a)	112	2,696
Commvault Systems, Inc. *	11	1,378
Consensus Cloud Solutions, Inc. *	63	1,380
Digital Turbine, Inc. *	110	547
D-Wave Quantum, Inc. (Canada) *	138	3,607
Freshworks, Inc., Class A *	150	1,835
Hut 8 Corp. (Canada) * (a)	42	1,930
InterDigital, Inc. (a)	6	1,832
LiveRamp Holdings, Inc. *	43	1,257
MARA Holdings, Inc. * (a)	158	1,418
ON24, Inc. *	302	2,405
Ooma, Inc. *	131	1,541
Pagaya Technologies Ltd., Class A *	23	486
Porch Group, Inc. *	61	553
Qualys, Inc. *	14	1,844
Riot Platforms, Inc. *	108	1,373
SoundHound AI, Inc. * (a)	82	817
Tenable Holdings, Inc. *	49	1,146
Terawulf, Inc. * (a)	121	1,394
WM Technology, Inc. *	173	143
Workiva, Inc. *	15	1,320
Xperi, Inc. *	233	1,367
Zeta Global Holdings Corp., Class A * (a)	54	1,089
		47,123
Specialized REITs — 0.3%
Four Corners Property Trust, Inc.	31	710
PotlatchDeltic Corp.	25	1,005
Smartstop Self Storage REIT, Inc. (a)	47	1,446
		3,161
Specialty Retail — 2.2%
Abercrombie & Fitch Co., Class A *	10	1,202
American Eagle Outfitters, Inc.	92	2,414
Asbury Automotive Group, Inc. *	5	1,207
Boot Barn Holdings, Inc. *	9	1,546
Buckle, Inc. (The)	28	1,517
EVgo, Inc. * (a)	110	320
Group 1 Automotive, Inc.	3	1,075
RealReal, Inc. (The) *	74	1,163
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Signet Jewelers Ltd. (a)	53	4,370
Sonic Automotive, Inc., Class A	7	462
Urban Outfitters, Inc. *	40	3,050
Victoria's Secret & Co. *	35	1,903
Warby Parker, Inc., Class A *	34	746
		20,975
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf, Inc. *	22	1,497
IonQ, Inc. * (a)	106	4,748
Turtle Beach Corp. *	38	533
		6,778
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. *	115	2,802
Wolverine World Wide, Inc.	83	1,506
		4,308
Tobacco — 0.1%
Turning Point Brands, Inc.	7	781
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	16	4,030
BlueLinx Holdings, Inc. *	5	331
Boise Cascade Co.	11	826
DNOW, Inc. *	236	3,128
DXP Enterprises, Inc. *	5	559
GATX Corp.	11	1,833
Herc Holdings, Inc.	9	1,426
Hudson Technologies, Inc. *	8	53
McGrath RentCorp	6	617
Rush Enterprises, Inc., Class A	55	2,980
WESCO International, Inc.	10	2,380
		18,163
Water Utilities — 0.4%
American States Water Co.	8	561
Consolidated Water Co. Ltd., Class D	80	2,823
		3,384
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	23	108
Telephone and Data Systems, Inc.	24	987
		1,095
Total Common Stocks (Cost $752,131)		923,718
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	31

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
OmniAb Operations, Inc., expiring 11/2/2022 ‡ *	8	—
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc., expiring 11/3/2022 ‡ *	7	—
Total Rights (Cost $— (b))		—
	SHARES (000)
Short-Term Investments — 10.4%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (c) (d) (Cost $18,831)	18,824	18,832
Investment of Cash Collateral from Securities Loaned — 8.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (c) (d) (Cost $78,560)	78,560	78,560
Total Short-Term Investments (Cost $97,391)		97,392
Total Investments — 109.0% (Cost $849,522)		1,021,110
Liabilities in Excess of Other Assets — (9.0)%		(84,373)
NET ASSETS — 100.0%		936,737

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 is $75,678.
(b)	Value is zero.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Small Cap Funds	December 31, 2025

Futures contracts outstanding as of December 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	116	03/20/2026	USD	14,491	(359)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$1,461,795	$3,080,007	$2,664,885
Investments in affiliates, at value	23,928	78,629	47,386
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	77,206	116,659	261,482
Cash	— (a)	— (a)	1
Receivables:
Investment securities sold	—	—	6,394
Fund shares sold	1,453	1,535	3,577
Dividends from non-affiliates	1,217	2,489	478
Dividends from affiliates	87	220	99
Tax reclaims	39	270	—
Securities lending income (See Note 2.C.)	20	40	60
Total Assets	1,565,745	3,279,849	2,984,362
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	77,206	116,659	261,482
Fund shares redeemed	1,111	69,979	39,682
Accrued liabilities:
Investment advisory fees	823	1,788	1,549
Administration fees	87	207	173
Distribution fees	109	75	80
Service fees	173	310	265
Custodian and accounting fees	18	39	27
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	143	294	344
Total Liabilities	79,671	189,351	303,602
Net Assets	$1,486,074	$3,090,498	$2,680,760

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$1,238,693	$2,199,501	$2,120,687
Total distributable earnings (loss)	247,381	890,997	560,073
Total Net Assets	$1,486,074	$3,090,498	$2,680,760
Net Assets:
Class A	$449,919	$311,205	$288,036
Class C	18,572	6,294	16,986
Class I	332,920	970,666	814,784
Class L	—	—	237,403
Class R2	—	2,983	8,524
Class R3	—	1,951	3,198
Class R4	—	610	1,285
Class R5	—	381,978	9,300
Class R6	684,663	1,414,811	1,301,244
Total	$1,486,074	$3,090,498	$2,680,760
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	17,301	9,620	16,386
Class C	1,294	550	1,797
Class I	10,170	21,584	39,005
Class L	—	—	10,763
Class R2	—	98	524
Class R3	—	61	182
Class R4	—	14	72
Class R5	—	8,455	421
Class R6	20,831	31,340	57,875
Net Asset Value (a):
Class A — Redemption price per share	$26.01	$32.35	$17.58
Class C — Offering price per share (b)	14.36	11.45	9.45
Class I — Offering and redemption price per share	32.73	44.97	20.89
Class L — Offering and redemption price per share	—	—	22.06
Class R2 — Offering and redemption price per share	—	30.44	16.30
Class R3 — Offering and redemption price per share	—	31.75	17.53
Class R4 — Offering and redemption price per share	—	44.73	17.92
Class R5 — Offering and redemption price per share	—	45.18	22.07
Class R6 — Offering and redemption price per share	32.87	45.14	22.48
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$27.45	$34.14	$18.55
Cost of investments in non-affiliates	$1,199,753	$2,326,801	$2,061,370
Cost of investments in affiliates	23,925	78,624	47,386
Investment securities on loan, at value (See Note 2.C.)	74,414	111,047	252,332
Cost of investment of cash collateral (See Note 2.C.)	77,206	116,659	261,482

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
ASSETS:
Investments in non-affiliates, at value	$1,162,481	$296,033	$923,718
Investments in affiliates, at value	34,044	7,544	18,832
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	61,362	7,509	78,560
Deposits at broker for futures contracts	2,718	—	1,828
Receivables:
Investment securities sold	39,676	—	1,807
Fund shares sold	574	65	399
Dividends from non-affiliates	2,057	199	932
Dividends from affiliates	67	20	57
Tax reclaims	9	14	3
Securities lending income (See Note 2.C.)	24	3	23
Total Assets	1,303,012	311,387	1,026,159
LIABILITIES:
Payables:
Due to custodian	— (a)	— (a)	—
Investment securities purchased	237	—	—
Collateral received on securities loaned (See Note 2.C.)	61,362	7,509	78,560
Fund shares redeemed	49,225	446	9,936
Variation margin on futures contracts	275	—	166
Accrued liabilities:
Investment advisory fees	692	125	493
Administration fees	75	7	62
Distribution fees	42	27	55
Service fees	61	38	92
Custodian and accounting fees	16	10	18
Trustees’ and Chief Compliance Officer’s fees	1	—	1
Other	138	51	39
Total Liabilities	112,124	8,213	89,422
Net Assets	$1,190,888	$303,174	$936,737

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
NET ASSETS:
Paid-in-Capital	$919,095	$255,054	$761,361
Total distributable earnings (loss)	271,793	48,120	175,376
Total Net Assets	$1,190,888	$303,174	$936,737
Net Assets:
Class A	$126,589	$105,500	$112,225
Class C	1,882	5,674	3,144
Class I	188,976	74,649	140,160
Class L	—	—	242,054
Class R2	23,724	—	45,197
Class R3	14,420	864	39,812
Class R4	48	—	6,528
Class R5	19,407	—	25,763
Class R6	815,842	116,487	321,854
Total	$1,190,888	$303,174	$936,737
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	5,033	7,083	6,390
Class C	115	595	203
Class I	6,689	4,449	7,606
Class L	—	—	13,155
Class R2	967	—	2,710
Class R3	575	58	2,297
Class R4	2	—	359
Class R5	685	—	1,408
Class R6	28,746	6,919	17,479
Net Asset Value (a):
Class A — Redemption price per share	$25.15	$14.90	$17.56
Class C — Offering price per share (b)	16.41	9.53	15.45
Class I — Offering and redemption price per share	28.25	16.78	18.43
Class L — Offering and redemption price per share	—	—	18.40
Class R2 — Offering and redemption price per share	24.54	—	16.68
Class R3 — Offering and redemption price per share	25.07	14.87	17.33
Class R4 — Offering and redemption price per share	28.32	—	18.22
Class R5 — Offering and redemption price per share	28.31	—	18.30
Class R6 — Offering and redemption price per share	28.38	16.83	18.41
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$26.54	$15.73	$18.53
Cost of investments in non-affiliates	$896,721	$248,463	$752,131
Cost of investments in affiliates	34,042	7,543	18,831
Investment securities on loan, at value (See Note 2.C.)	58,966	7,272	75,678
Cost of investment of cash collateral (See Note 2.C.)	61,362	7,509	78,560

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	37

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9	$9	$4
Interest income from affiliates	—	—	9
Dividend income from non-affiliates	8,953	18,976	4,292
Dividend income from affiliates	524	2,086	622
Income from securities lending (net) (See Note 2.C.)	129	143	469
Total investment income	9,615	21,214	5,396
EXPENSES:
Investment advisory fees	4,967	11,507	10,033
Administration fees	573	1,328	1,158
Distribution fees:
Class A	560	445	380
Class C	72	29	71
Class R2	—	8	27
Class R3	—	3	4
Service fees:
Class A	560	445	380
Class C	24	10	23
Class I	453	1,511	1,031
Class L	—	—	173
Class R2	—	4	14
Class R3	—	3	4
Class R4	—	1	2
Class R5	—	202	5
Custodian and accounting fees	34	67	52
Interest expense to affiliates	1	—	18
Professional fees	46	49	48
Trustees’ and Chief Compliance Officer’s fees	15	17	16
Printing and mailing costs	119	99	193
Registration and filing fees	54	84	70
Transfer agency fees (See Note 2.G.)	28	48	65
Other	11	19	17
Total expenses	7,517	15,879	13,784
Less fees waived	(184)	(187)	(198)
Less expense reimbursements	(5)	—	(30)
Net expenses	7,328	15,692	13,556
Net investment income (loss)	2,287	5,522	(8,160)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Blend Fund	JPMorgan Small Cap Equity Fund	JPMorgan Small Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$53,120	$355,780	$226,193
Investments in affiliates	4	31	12
Net realized gain (loss)	53,124	355,811	226,205
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	42,947	(357,490)	72,662
Investments in affiliates	1	(5)	(3)
Change in net unrealized appreciation/depreciation	42,948	(357,495)	72,659
Net realized/unrealized gains (losses)	96,072	(1,684)	298,864
Change in net assets resulting from operations	$98,359	$3,838	$290,704
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$46	$4	$50
Interest income from affiliates	— (a)	—	—
Dividend income from non-affiliates	10,056	1,681	5,009
Dividend income from affiliates	493	147	439
Income from securities lending (net) (See Note 2.C.)	152	6	130
Total investment income	10,747	1,838	5,628
EXPENSES:
Investment advisory fees	4,066	892	2,871
Administration fees	469	122	359
Distribution fees:
Class A	155	146	145
Class C	7	24	12
Class R2	59	—	114
Class R3	18	1	52
Service fees:
Class A	155	146	145
Class C	2	8	4
Class I	232	100	179
Class L	—	—	121
Class R2	30	—	57
Class R3	18	1	52
Class R4 (b)	— (a)	— (a)	8
Class R5	10	—	13
Custodian and accounting fees	33	23	40
Interest expense to affiliates	1	—	— (a)
Professional fees	46	43	46
Trustees’ and Chief Compliance Officer’s fees	15	13	14
Printing and mailing costs	54	23	31
Registration and filing fees	59	36	60
Transfer agency fees (See Note 2.G.)	55	21	29
Other	11	6	10
Total expenses	5,495	1,605	4,362
Less fees waived	(253)	(209)	(55)
Less expense reimbursements	—	— (a)	—
Net expenses	5,242	1,396	4,307
Net investment income (loss)	5,505	442	1,321

(a)
Amount rounds to less than one thousand.
(b)
Liquidated on September 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Value Fund	JPMorgan SMID Cap Equity Fund	JPMorgan U.S. Small Company Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$54,218	$11,440	$77,964
Investments in affiliates	2	1	5
Futures contracts	4,067	—	4,167
Net realized gain (loss)	58,287	11,441	82,136
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	120,717	(14,667)	35,918
Investments in affiliates	— (a)	1	—
Futures contracts	(1,411)	—	(1,188)
Change in net unrealized appreciation/depreciation	119,306	(14,666)	34,730
Net realized/unrealized gains (losses)	177,593	(3,225)	116,866
Change in net assets resulting from operations	$183,098	$(2,783)	$118,187

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,287	$5,478	$5,522	$17,091
Net realized gain (loss)	53,124	74,496	355,811	470,888
Change in net unrealized appreciation/depreciation	42,948	(39,244)	(357,495)	(217,112)
Change in net assets resulting from operations	98,359	40,730	3,838	270,867
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(24,324)	(3,985)	(67,426)	(49,415)
Class C	(1,788)	(272)	(3,020)	(2,862)
Class I	(15,078)	(3,971)	(162,653)	(155,155)
Class R2	—	—	(623)	(471)
Class R3	—	—	(403)	(1,393)
Class R4	—	—	(96)	(53)
Class R5	—	—	(60,999)	(54,466)
Class R6	(32,193)	(7,625)	(238,745)	(146,927)
Total distributions to shareholders	(73,383)	(15,853)	(533,965)	(410,742)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(19,514)	64	(202,164)	(608,379)
NET ASSETS:
Change in net assets	5,462	24,941	(732,291)	(748,254)
Beginning of period	1,480,612	1,455,671	3,822,789	4,571,043
End of period	$1,486,074	$1,480,612	$3,090,498	$3,822,789
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(8,160)	$(13,805)	$5,505	$12,760
Net realized gain (loss)	226,205	307,703	58,287	86,595
Change in net unrealized appreciation/depreciation	72,659	(187,977)	119,306	(39,611)
Change in net assets resulting from operations	290,704	105,921	183,098	59,744
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,507)	(1,938)	(11,722)	(9,078)
Class C	(2,151)	(194)	(241)	(261)
Class I	(49,909)	(5,457)	(16,073)	(11,753)
Class L	(13,971)	(3,763)	—	—
Class R2	(629)	(42)	(2,201)	(1,739)
Class R3	(220)	(20)	(1,368)	(1,071)
Class R4	(89)	(22)	(4)	(4)
Class R5	(542)	(82)	(1,639)	(1,306)
Class R6	(81,165)	(17,050)	(74,866)	(60,869)
Total distributions to shareholders	(169,183)	(28,568)	(108,114)	(86,081)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(673,814)	(468,496)	(67,236)	(64,334)
NET ASSETS:
Change in net assets	(552,293)	(391,143)	7,748	(90,671)
Beginning of period	3,233,053	3,624,196	1,183,140	1,273,811
End of period	$2,680,760	$3,233,053	$1,190,888	$1,183,140
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$442	$1,550	$1,321	$3,710
Net realized gain (loss)	11,441	19,117	82,136	42,770
Change in net unrealized appreciation/depreciation	(14,666)	5,305	34,730	(19,746)
Change in net assets resulting from operations	(2,783)	25,972	118,187	26,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,695)	(1,172)	(8,596)	(9,175)
Class C	(604)	(86)	(270)	(415)
Class I	(4,923)	(958)	(10,605)	(13,123)
Class L	—	—	(18,654)	(18,446)
Class R2	—	—	(3,608)	(3,460)
Class R3	(65)	(9)	(3,266)	(3,084)
Class R4 (a)	—	(1)	(491)	(532)
Class R5	—	—	(1,981)	(2,450)
Class R6	(7,989)	(2,208)	(25,449)	(27,987)
Total distributions to shareholders	(21,276)	(4,434)	(72,920)	(78,672)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(6,924)	(80,582)	(28,644)	12,468
NET ASSETS:
Change in net assets	(30,983)	(59,044)	16,623	(39,470)
Beginning of period	334,157	393,201	920,114	959,584
End of period	$303,174	$334,157	$936,737	$920,114

(a)
Liquidated on September 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$39,020	$94,277	$16,725	$50,899
Distributions reinvested	23,378	3,813	63,861	46,790
Cost of shares redeemed	(40,556)	(70,638)	(82,144)	(111,122)
Change in net assets resulting from Class A capital transactions	21,842	27,452	(1,558)	(13,433)
Class C
Proceeds from shares issued	1,405	5,282	427	2,628
Distributions reinvested	1,787	270	3,020	2,860
Cost of shares redeemed	(2,575)	(3,884)	(2,177)	(16,786)
Change in net assets resulting from Class C capital transactions	617	1,668	1,270	(11,298)
Class I
Proceeds from shares issued	34,696	109,564	150,496	339,862
Distributions reinvested	15,029	3,965	151,919	147,279
Cost of shares redeemed	(91,448)	(168,456)	(582,582)	(966,418)
Change in net assets resulting from Class I capital transactions	(41,723)	(54,927)	(280,167)	(479,277)
Class R2
Proceeds from shares issued	—	—	223	570
Distributions reinvested	—	—	608	461
Cost of shares redeemed	—	—	(744)	(1,148)
Change in net assets resulting from Class R2 capital transactions	—	—	87	(117)
Class R3
Proceeds from shares issued	—	—	270	2,286
Distributions reinvested	—	—	357	590
Cost of shares redeemed	—	—	(442)	(13,421)
Change in net assets resulting from Class R3 capital transactions	—	—	185	(10,545)
Class R4
Proceeds from shares issued	—	—	29	51
Distributions reinvested	—	—	96	53
Cost of shares redeemed	—	—	(3)	(41)
Change in net assets resulting from Class R4 capital transactions	—	—	122	63
Class R5
Proceeds from shares issued	—	—	18,156	61,983
Distributions reinvested	—	—	59,825	50,976
Cost of shares redeemed	—	—	(56,409)	(242,266)
Change in net assets resulting from Class R5 capital transactions	—	—	21,572	(129,307)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$65,192	$176,841	$205,613	$297,293
Distributions reinvested	32,175	7,612	235,762	144,647
Cost of shares redeemed	(97,617)	(158,582)	(385,050)	(406,405)
Change in net assets resulting from Class R6 capital transactions	(250)	25,871	56,325	35,535
Total change in net assets resulting from capital transactions	$(19,514)	$64	$(202,164)	$(608,379)
SHARE TRANSACTIONS:
Class A
Issued	1,451	3,600	438	1,172
Reinvested	862	143	1,918	1,060
Redeemed	(1,506)	(2,721)	(2,139)	(2,627)
Change in Class A Shares	807	1,022	217	(395)
Class C
Issued	91	343	22	118
Reinvested	119	18	254	133
Redeemed	(169)	(257)	(137)	(735)
Change in Class C Shares	41	104	139	(484)
Class I
Issued	1,039	3,393	2,894	6,104
Reinvested	440	120	3,281	2,547
Redeemed	(2,734)	(5,333)	(11,225)	(17,346)
Change in Class I Shares	(1,255)	(1,820)	(5,050)	(8,695)
Class R2
Issued	—	—	7	14
Reinvested	—	—	19	11
Redeemed	—	—	(20)	(28)
Change in Class R2 Shares	—	—	6	(3)
Class R3
Issued	—	—	6	55
Reinvested	—	—	11	14
Redeemed	—	—	(11)	(344)
Change in Class R3 Shares	—	—	6	(275)
Class R4
Issued	—	—	1	1
Reinvested	—	—	2	1
Redeemed	—	—	— (a)	(1)
Change in Class R4 Shares	—	—	3	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Blend Fund		JPMorgan Small Cap Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	—	346	1,102
Reinvested	—	—	1,283	877
Redeemed	—	—	(1,067)	(4,548)
Change in Class R5 Shares	—	—	562	(2,569)
Class R6
Issued	1,935	5,458	4,040	5,478
Reinvested	939	230	5,060	2,491
Redeemed	(2,891)	(4,895)	(7,657)	(7,228)
Change in Class R6 Shares	(17)	793	1,443	741
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,704	$34,750	$5,658	$10,712
Distributions reinvested	18,386	1,778	11,378	8,816
Cost of shares redeemed	(51,552)	(81,529)	(12,091)	(28,741)
Change in net assets resulting from Class A capital transactions	(16,462)	(45,001)	4,945	(9,213)
Class C
Proceeds from shares issued	137	490	158	307
Distributions reinvested	2,111	188	241	261
Cost of shares redeemed	(3,904)	(9,945)	(357)	(1,668)
Change in net assets resulting from Class C capital transactions	(1,656)	(9,267)	42	(1,100)
Class I
Proceeds from shares issued	111,633	251,648	33,100	44,858
Distributions reinvested	10,482	1,469	16,064	11,747
Cost of shares redeemed	(103,428)	(168,949)	(39,787)	(62,410)
Change in net assets resulting from Class I capital transactions	18,687	84,168	9,377	(5,805)
Class L
Proceeds from shares issued	18,497	75,266	—	—
Distributions reinvested	12,947	3,637	—	—
Cost of shares redeemed	(243,380)	(190,252)	—	—
Change in net assets resulting from Class L capital transactions	(211,936)	(111,349)	—	—
Class R2
Proceeds from shares issued	751	2,470	3,208	6,593
Distributions reinvested	629	42	2,179	1,724
Cost of shares redeemed	(4,292)	(4,640)	(4,766)	(9,748)
Change in net assets resulting from Class R2 capital transactions	(2,912)	(2,128)	621	(1,431)
Class R3
Proceeds from shares issued	110	1,056	960	3,027
Distributions reinvested	220	20	1,368	1,071
Cost of shares redeemed	(944)	(1,925)	(2,240)	(3,452)
Change in net assets resulting from Class R3 capital transactions	(614)	(849)	88	646
Class R4
Proceeds from shares issued	59	185	40	132
Distributions reinvested	88	21	4	4
Cost of shares redeemed	(90)	(3,161)	(141)	(98)
Change in net assets resulting from Class R4 capital transactions	57	(2,955)	(97)	38
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$694	$2,246	$2,237	$6,757
Distributions reinvested	542	82	1,559	1,242
Cost of shares redeemed	(1,811)	(4,891)	(3,941)	(14,057)
Change in net assets resulting from Class R5 capital transactions	(575)	(2,563)	(145)	(6,058)
Class R6
Proceeds from shares issued	76,614	286,331	39,710	161,750
Distributions reinvested	78,807	16,668	74,866	60,869
Cost of shares redeemed	(613,824)	(681,551)	(196,643)	(264,030)
Change in net assets resulting from Class R6 capital transactions	(458,403)	(378,552)	(82,067)	(41,411)
Total change in net assets resulting from capital transactions	$(673,814)	$(468,496)	$(67,236)	$(64,334)
SHARE TRANSACTIONS:
Class A
Issued	914	2,013	218	424
Reinvested	995	100	436	338
Redeemed	(2,830)	(4,757)	(468)	(1,149)
Change in Class A Shares	(921)	(2,644)	186	(387)
Class C
Issued	14	49	9	17
Reinvested	212	19	14	15
Redeemed	(380)	(1,017)	(20)	(96)
Change in Class C Shares	(154)	(949)	3	(64)
Class I
Issued	5,210	12,605	1,132	1,659
Reinvested	477	71	548	406
Redeemed	(4,799)	(8,448)	(1,373)	(2,255)
Change in Class I Shares	888	4,228	307	(190)
Class L
Issued	824	3,538	—	—
Reinvested	558	167	—	—
Redeemed	(10,544)	(8,949)	—	—
Change in Class L Shares	(9,162)	(5,244)	—	—
Class R2
Issued	46	156	127	269
Reinvested	37	2	85	67
Redeemed	(251)	(288)	(186)	(398)
Change in Class R2 Shares	(168)	(130)	26	(62)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Small Cap Growth Fund		JPMorgan Small Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	6	61	37	121
Reinvested	12	1	53	41
Redeemed	(53)	(111)	(88)	(143)
Change in Class R3 Shares	(35)	(49)	2	19
Class R4
Issued	3	11	2	6
Reinvested	5	1	— (a)	— (a)
Redeemed	(5)	(176)	(5)	(4)
Change in Class R4 Shares	3	(164)	(3)	2
Class R5
Issued	31	101	78	237
Reinvested	23	4	53	43
Redeemed	(80)	(233)	(138)	(481)
Change in Class R5 Shares	(26)	(128)	(7)	(201)
Class R6
Issued	3,303	13,266	1,376	5,897
Reinvested	3,332	750	2,539	2,098
Redeemed	(26,600)	(31,409)	(6,839)	(9,338)
Change in Class R6 Shares	(19,965)	(17,393)	(2,924)	(1,343)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,535	$10,227	$5,852	$21,398
Distributions reinvested	7,519	1,134	8,259	8,178
Cost of shares redeemed	(15,642)	(25,238)	(18,218)	(26,661)
Change in net assets resulting from Class A capital transactions	(6,588)	(13,877)	(4,107)	2,915
Class C
Proceeds from shares issued	125	473	191	347
Distributions reinvested	596	85	268	409
Cost of shares redeemed	(1,008)	(2,606)	(559)	(2,598)
Change in net assets resulting from Class C capital transactions	(287)	(2,048)	(100)	(1,842)
Class I
Proceeds from shares issued	4,728	15,295	7,119	28,247
Distributions reinvested	4,920	925	10,389	12,668
Cost of shares redeemed	(13,180)	(29,458)	(23,010)	(57,562)
Change in net assets resulting from Class I capital transactions	(3,532)	(13,238)	(5,502)	(16,647)
Class L
Proceeds from shares issued	—	—	12,894	33,716
Distributions reinvested	—	—	18,301	17,915
Cost of shares redeemed	—	—	(22,277)	(48,162)
Change in net assets resulting from Class L capital transactions	—	—	8,918	3,469
Class R2
Proceeds from shares issued	—	—	4,006	8,160
Distributions reinvested	—	—	3,589	3,443
Cost of shares redeemed	—	—	(6,198)	(8,501)
Change in net assets resulting from Class R2 capital transactions	—	—	1,397	3,102
Class R3
Proceeds from shares issued	106	134	5,398	8,520
Distributions reinvested	54	7	3,093	2,921
Cost of shares redeemed	(188)	(88)	(10,461)	(7,684)
Change in net assets resulting from Class R3 capital transactions	(28)	53	(1,970)	3,757
Class R4 (a)
Proceeds from shares issued	1	27	285	1,997
Distributions reinvested	—	—	491	532
Cost of shares redeemed	(247)	(76)	(626)	(2,397)
Change in net assets resulting from Class R4 capital transactions	(246)	(49)	150	132

(a)
Liquidated on September 22, 2025 for JPMorgan SMID Cap Equity Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$—	$—	$257	$8,409
Distributions reinvested	—	—	1,817	2,247
Cost of shares redeemed	—	—	(5,413)	(4,214)
Change in net assets resulting from Class R5 capital transactions	—	—	(3,339)	6,442
Class R6
Proceeds from shares issued	11,599	41,264	21,796	81,073
Distributions reinvested	7,930	2,190	24,690	27,288
Cost of shares redeemed	(15,772)	(94,877)	(70,577)	(97,221)
Change in net assets resulting from Class R6 capital transactions	3,757	(51,423)	(24,091)	11,140
Total change in net assets resulting from capital transactions	$(6,924)	$(80,582)	$(28,644)	$12,468
SHARE TRANSACTIONS:
Class A
Issued	97	616	323	1,223
Reinvested	492	66	450	448
Redeemed	(980)	(1,547)	(990)	(1,554)
Change in Class A Shares	(391)	(865)	(217)	117
Class C
Issued	11	42	11	22
Reinvested	61	7	17	25
Redeemed	(96)	(239)	(35)	(167)
Change in Class C Shares	(24)	(190)	(7)	(120)
Class I
Issued	266	833	377	1,532
Reinvested	286	48	539	664
Redeemed	(733)	(1,636)	(1,216)	(3,298)
Change in Class I Shares	(181)	(755)	(300)	(1,102)
Class L
Issued	—	—	681	1,890
Reinvested	—	—	951	939
Redeemed	—	—	(1,166)	(2,727)
Change in Class L Shares	—	—	466	102
Class R2
Issued	—	—	234	488
Reinvested	—	—	206	197
Redeemed	—	—	(357)	(510)
Change in Class R2 Shares	—	—	83	175
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Small Cap Funds	December 31, 2025

	JPMorgan SMID Cap Equity Fund		JPMorgan U.S. Small Company Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	6	8	302	502
Reinvested	4	1	171	162
Redeemed	(12)	(6)	(593)	(437)
Change in Class R3 Shares	(2)	3	(120)	227
Class R4 (a)
Issued	— (b)	1	16	108
Reinvested	—	—	26	28
Redeemed	(13)	(4)	(34)	(130)
Change in Class R4 Shares	(13)	(3)	8	6
Class R5
Issued	—	—	13	438
Reinvested	—	—	95	118
Redeemed	—	—	(302)	(245)
Change in Class R5 Shares	—	—	(194)	311
Class R6
Issued	648	2,211	1,149	4,483
Reinvested	458	115	1,282	1,431
Redeemed	(875)	(5,253)	(3,785)	(5,392)
Change in Class R6 Shares	231	(2,927)	(1,354)	522

(a)
Liquidated on September 22, 2025 for JPMorgan SMID Cap Equity Fund.
(b)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Blend Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$25.74	$— (f)	$1.74	$1.74	$(0.15)	$(1.32)	$(1.47)
Year Ended June 30, 2025	25.27	0.02	0.70	0.72	(0.25)	—	(0.25)
Year Ended June 30, 2024	23.08	0.03	2.23	2.26	(0.07)	—	(0.07)
Year Ended June 30, 2023	20.86	0.03	2.68	2.71	(0.03)	(0.46)	(0.49)
Year Ended June 30, 2022	28.67	(0.02)	(5.77)	(5.79)	—	(2.02)	(2.02)
Year Ended June 30, 2021	19.11	(0.03)	10.08	10.05	(0.02)	(0.47)	(0.49)
Class C
Six Months Ended December 31, 2025 (Unaudited)	14.83	(0.04)	1.03	0.99	(0.14)	(1.32)	(1.46)
Year Ended June 30, 2025	14.71	(0.06)	0.41	0.35	(0.23)	—	(0.23)
Year Ended June 30, 2024	13.51	(0.05)	1.30	1.25	(0.05)	—	(0.05)
Year Ended June 30, 2023	12.44	(0.05)	1.59	1.54	(0.01)	(0.46)	(0.47)
Year Ended June 30, 2022	18.01	(0.09)	(3.46)	(3.55)	—	(2.02)	(2.02)
Year Ended June 30, 2021	12.19	(0.08)	6.37	6.29	—	(0.47)	(0.47)
Class I
Six Months Ended December 31, 2025 (Unaudited)	32.04	0.04	2.16	2.20	(0.19)	(1.32)	(1.51)
Year Ended June 30, 2025	31.37	0.10	0.86	0.96	(0.29)	—	(0.29)
Year Ended June 30, 2024	28.60	0.11	2.77	2.88	(0.11)	—	(0.11)
Year Ended June 30, 2023	25.71	0.11	3.31	3.42	(0.07)	(0.46)	(0.53)
Year Ended June 30, 2022	34.81	0.05	(7.10)	(7.05)	(0.03)	(2.02)	(2.05)
Year Ended June 30, 2021	23.09	0.04	12.20	12.24	(0.05)	(0.47)	(0.52)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	32.21	0.09	2.17	2.26	(0.28)	(1.32)	(1.60)
Year Ended June 30, 2025	31.53	0.19	0.86	1.05	(0.37)	—	(0.37)
Year Ended June 30, 2024	28.74	0.19	2.77	2.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	25.83	0.18	3.33	3.51	(0.14)	(0.46)	(0.60)
Year Ended June 30, 2022	34.96	0.13	(7.13)	(7.00)	(0.11)	(2.02)	(2.13)
Year Ended June 30, 2021	23.17	0.11	12.25	12.36	(0.10)	(0.47)	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Small Cap Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$26.01	6.56%	$449,919	1.24%	0.02%	1.27%	30%
25.74	2.81	424,482	1.24	0.08	1.26	49
25.27	9.79	391,006	1.24	0.13	1.27	39
23.08	13.11	333,434	1.24	0.15	1.28	37
20.86	(21.57)	269,579	1.25	(0.09)	1.28	45
28.67	52.98	279,114	1.24	(0.12)	1.27	48

14.36	6.28	18,572	1.74	(0.48)	1.78	30
14.83	2.30	18,580	1.74	(0.42)	1.78	49
14.71	9.24	16,897	1.74	(0.37)	1.79	39
13.51	12.53	14,516	1.74	(0.35)	1.79	37
12.44	(21.93)	12,568	1.75	(0.59)	1.79	45
18.01	52.22	13,468	1.73	(0.56)	1.78	48

32.73	6.69	332,920	0.99	0.26	1.01	30
32.04	3.04	366,096	0.99	0.32	1.01	49
31.37	10.08	415,464	0.99	0.38	1.02	39
28.60	13.42	398,709	0.99	0.40	1.02	37
25.71	(21.39)	309,359	0.99	0.16	1.02	45
34.81	53.39	344,974	0.99	0.13	1.02	48

32.87	6.84	684,663	0.74	0.52	0.76	30
32.21	3.31	671,454	0.74	0.58	0.76	49
31.53	10.35	632,304	0.74	0.63	0.77	39
28.74	13.72	554,551	0.74	0.65	0.77	37
25.83	(21.21)	460,265	0.74	0.41	0.77	45
34.96	53.76	495,948	0.74	0.37	0.77	48

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Small Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$40.44	$(0.01)	$0.15	$0.14	$(0.07)	$(8.16)	$(8.23)
Year Ended June 30, 2025	42.85	0.03	2.78	2.81	(0.09)	(5.13)	(5.22)
Year Ended June 30, 2024	42.10	0.07	2.72	2.79	(0.33)	(1.71)	(2.04)
Year Ended June 30, 2023	43.52	0.15	4.60	4.75	—	(6.17)	(6.17)
Year Ended June 30, 2022	65.04	(0.08)	(8.96)	(9.04)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.69	(0.02)	21.07	21.05	(0.07)	(1.63)	(1.70)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.60	(0.05)	0.19	0.14	(0.13)	(8.16)	(8.29)
Year Ended June 30, 2025	23.13	(0.11)	1.71	1.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	23.71	(0.08)	1.49	1.41	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	27.11	(0.04)	2.81	2.77	—	(6.17)	(6.17)
Year Ended June 30, 2022	45.39	(0.23)	(5.57)	(5.80)	—	(12.48)	(12.48)
Year Ended June 30, 2021	32.42	(0.20)	14.84	14.64	(0.04)	(1.63)	(1.67)
Class I
Six Months Ended December 31, 2025 (Unaudited)	53.06	0.05	0.13	0.18	(0.11)	(8.16)	(8.27)
Year Ended June 30, 2025	54.73	0.17	3.44	3.61	(0.15)	(5.13)	(5.28)
Year Ended June 30, 2024	53.16	0.23	3.46	3.69	(0.41)	(1.71)	(2.12)
Year Ended June 30, 2023	53.40	0.33	5.67	6.00	(0.07)	(6.17)	(6.24)
Year Ended June 30, 2022	76.84	0.09	(10.99)	(10.90)	(0.06)	(12.48)	(12.54)
Year Ended June 30, 2021	53.70	0.17	24.81	24.98	(0.21)	(1.63)	(1.84)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	38.50	(0.06)	0.16	0.10	—	(8.16)	(8.16)
Year Ended June 30, 2025	41.03	(0.08)	2.68	2.60	—	(5.13)	(5.13)
Year Ended June 30, 2024	40.43	(0.03)	2.61	2.58	(0.27)	(1.71)	(1.98)
Year Ended June 30, 2023	42.12	0.05	4.43	4.48	—	(6.17)	(6.17)
Year Ended June 30, 2022	63.47	(0.20)	(8.67)	(8.87)	—	(12.48)	(12.48)
Year Ended June 30, 2021	44.70	(0.15)	20.59	20.44	(0.04)	(1.63)	(1.67)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	39.78	(0.01)	0.14	0.13	—	(8.16)	(8.16)
Year Ended June 30, 2025	42.20	0.01	2.77	2.78	(0.07)	(5.13)	(5.20)
Year Ended June 30, 2024	41.64	0.07	2.68	2.75	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	43.11	0.14	4.57	4.71	(0.01)	(6.17)	(6.18)
Year Ended June 30, 2022	64.53	(0.06)	(8.88)	(8.94)	—	(12.48)	(12.48)
Year Ended June 30, 2021	45.38	— (f)	20.92	20.92	(0.14)	(1.63)	(1.77)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	52.86	0.06	0.13	0.19	(0.16)	(8.16)	(8.32)
Year Ended June 30, 2025	54.56	0.18	3.42	3.60	(0.17)	(5.13)	(5.30)
Year Ended June 30, 2024	53.01	0.23	3.45	3.68	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	53.28	0.31	5.68	5.99	(0.09)	(6.17)	(6.26)
Year Ended June 30, 2022	76.73	0.09	(10.98)	(10.89)	(0.08)	(12.48)	(12.56)
Year Ended June 30, 2021	53.63	0.17	24.78	24.95	(0.22)	(1.63)	(1.85)

56

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$32.35	(0.19)%	$311,205	1.25%	(0.05)%	1.25%	18%
40.44	5.57	380,269	1.24	0.06	1.24	26
42.85	6.84	419,876	1.24	0.17	1.25	19
42.10	11.25	507,387	1.25	0.34	1.26	22
43.52	(17.26)	527,124	1.27	(0.13)	1.27	16
65.04	46.60	846,460	1.26	(0.03)	1.27	29

11.45	(0.43)	6,294	1.77	(0.57)	1.77	18
19.60	5.03	8,066	1.75	(0.48)	1.76	26
23.13	6.27	20,708	1.75	(0.33)	1.76	19
23.71	10.70	41,111	1.74	(0.17)	1.75	22
27.11	(17.65)	53,369	1.75	(0.62)	1.75	16
45.39	45.91	87,848	1.74	(0.50)	1.74	29

44.97	(0.07)	970,666	0.99	0.20	1.00	18
53.06	5.83	1,413,214	0.98	0.30	1.00	26
54.73	7.12	1,933,600	0.99	0.43	1.01	19
53.16	11.53	2,320,448	0.99	0.61	1.00	22
53.40	(17.02)	2,480,437	0.99	0.14	1.00	16
76.84	47.01	4,239,905	0.98	0.25	0.99	29

30.44	(0.31)	2,983	1.49	(0.30)	1.55	18
38.50	5.29	3,542	1.48	(0.19)	1.54	26
41.03	6.59	3,914	1.49	(0.06)	1.53	19
40.43	10.96	5,984	1.49	0.12	1.52	22
42.12	(17.44)	5,646	1.49	(0.36)	1.51	16
63.47	46.28	7,744	1.48	(0.26)	1.51	29

31.75	(0.22)	1,951	1.28	(0.08)	1.29	18
39.78	5.58	2,167	1.24	0.01	1.24	26
42.20	6.83	13,949	1.25	0.16	1.25	19
41.64	11.26	4,013	1.24	0.34	1.24	22
43.11	(17.24)	4,281	1.24	(0.11)	1.24	16
64.53	46.66	5,829	1.23	— (g)	1.24	29

44.73	(0.06)	610	0.99	0.23	1.01	18
52.86	5.84	584	0.99	0.32	0.99	26
54.56	7.12	542	0.99	0.44	1.08	19
53.01	11.54	538	0.99	0.57	1.01	22
53.28	(17.03)	688	0.99	0.14	1.00	16
76.73	47.01	834	0.98	0.25	1.00	29

57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Equity Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$53.34	$0.11	$0.12	$0.23	$(0.23)	$(8.16)	$(8.39)
Year Ended June 30, 2025	55.00	0.28	3.46	3.74	(0.27)	(5.13)	(5.40)
Year Ended June 30, 2024	53.42	0.33	3.48	3.81	(0.52)	(1.71)	(2.23)
Year Ended June 30, 2023	53.64	0.44	5.69	6.13	(0.18)	(6.17)	(6.35)
Year Ended June 30, 2022	77.14	0.23	(11.05)	(10.82)	(0.20)	(12.48)	(12.68)
Year Ended June 30, 2021	53.88	0.30	24.90	25.20	(0.31)	(1.63)	(1.94)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	53.32	0.12	0.12	0.24	(0.26)	(8.16)	(8.42)
Year Ended June 30, 2025	54.98	0.31	3.46	3.77	(0.30)	(5.13)	(5.43)
Year Ended June 30, 2024	53.41	0.36	3.48	3.84	(0.56)	(1.71)	(2.27)
Year Ended June 30, 2023	53.63	0.48	5.68	6.16	(0.21)	(6.17)	(6.38)
Year Ended June 30, 2022	77.14	0.26	(11.05)	(10.79)	(0.24)	(12.48)	(12.72)
Year Ended June 30, 2021	53.87	0.34	24.90	25.24	(0.34)	(1.63)	(1.97)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Amount rounds to less than 0.005%.

58

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$45.18	0.03%	$381,978	0.80%	0.41%	0.85%	18%
53.34	6.05	420,950	0.80	0.50	0.84	26
55.00	7.31	575,395	0.80	0.63	0.85	19
53.42	11.76	882,992	0.80	0.83	0.84	22
53.64	(16.87)	778,819	0.80	0.34	0.84	16
77.14	47.29	1,309,013	0.79	0.44	0.84	29

45.14	0.04	1,414,811	0.74	0.46	0.75	18
53.32	6.11	1,593,997	0.74	0.56	0.74	26
54.98	7.37	1,603,059	0.74	0.68	0.75	19
53.41	11.83	2,036,447	0.74	0.88	0.74	22
53.63	(16.83)	1,793,598	0.74	0.39	0.75	16
77.14	47.39	2,069,498	0.73	0.50	0.74	29

59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$17.23	$(0.08)	$1.73	$1.65	$—	$(1.30)	$(1.30)
Year Ended June 30, 2025	16.91	(0.13)	0.55	0.42	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.75	(0.11)	1.27	1.16	—	—	—
Year Ended June 30, 2023	13.92	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.86	(0.20)	(8.46)	(8.66)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.70	(0.23)	9.22	8.99	(0.01)	(1.82)	(1.83)
Class C
Six Months Ended December 31, 2025 (Unaudited)	9.81	(0.07)	1.01	0.94	—	(1.30)	(1.30)
Year Ended June 30, 2025	9.69	(0.13)	0.33	0.20	(0.08)	—	(0.08)
Year Ended June 30, 2024	9.08	(0.11)	0.72	0.61	—	—	—
Year Ended June 30, 2023	8.09	(0.10)	1.16	1.06	—	(0.07)	(0.07)
Year Ended June 30, 2022	16.62	(0.18)	(5.07)	(5.25)	—	(3.28)	(3.28)
Year Ended June 30, 2021	12.53	(0.23)	6.14	5.91	—	(1.82)	(1.82)
Class I
Six Months Ended December 31, 2025 (Unaudited)	20.27	(0.07)	2.02	1.95	(0.03)	(1.30)	(1.33)
Year Ended June 30, 2025	19.86	(0.11)	0.67	0.56	(0.15)	—	(0.15)
Year Ended June 30, 2024	18.46	(0.08)	1.48	1.40	—	—	—
Year Ended June 30, 2023	16.26	(0.07)	2.34	2.27	—	(0.07)	(0.07)
Year Ended June 30, 2022	29.53	(0.16)	(9.83)	(9.99)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.14	(0.20)	10.46	10.26	(0.05)	(1.82)	(1.87)
Class L
Six Months Ended December 31, 2025 (Unaudited)	21.33	(0.06)	2.13	2.07	(0.04)	(1.30)	(1.34)
Year Ended June 30, 2025	20.88	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.38	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.04	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.73	(0.14)	(10.27)	(10.41)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.93	(0.16)	10.85	10.69	(0.07)	(1.82)	(1.89)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	16.09	(0.10)	1.61	1.51	—	(1.30)	(1.30)
Year Ended June 30, 2025	15.78	(0.16)	0.53	0.37	(0.06)	—	(0.06)
Year Ended June 30, 2024	14.74	(0.14)	1.18	1.04	—	—	—
Year Ended June 30, 2023	13.06	(0.13)	1.88	1.75	—	(0.07)	(0.07)
Year Ended June 30, 2022	24.55	(0.23)	(7.98)	(8.21)	—	(3.28)	(3.28)
Year Ended June 30, 2021	17.85	(0.27)	8.79	8.52	—	(1.82)	(1.82)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	17.19	(0.08)	1.72	1.64	—	(1.30)	(1.30)
Year Ended June 30, 2025	16.85	(0.13)	0.56	0.43	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.71	(0.11)	1.25	1.14	—	—	—
Year Ended June 30, 2023	13.88	(0.10)	2.00	1.90	—	(0.07)	(0.07)
Year Ended June 30, 2022	25.79	(0.19)	(8.44)	(8.63)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.66	(0.23)	9.21	8.98	(0.03)	(1.82)	(1.85)

60

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.58	9.21%	$288,036	1.24%	(0.89)%	1.27%	34%
17.23	2.49	298,280	1.24	(0.77)	1.26	48
16.91	7.37	337,263	1.24	(0.70)	1.26	43
15.75	13.67	365,116	1.24	(0.67)	1.26	33
13.92	(37.40)	384,556	1.25	(0.95)	1.26	35
25.86	48.64	760,153	1.23	(0.95)	1.25	52

9.45	8.93	16,986	1.74	(1.39)	1.77	34
9.81	2.03	19,143	1.74	(1.27)	1.76	48
9.69	6.72	28,114	1.74	(1.20)	1.76	43
9.08	13.13	35,717	1.74	(1.17)	1.76	33
8.09	(37.71)	41,416	1.75	(1.45)	1.76	35
16.62	47.95	90,880	1.73	(1.44)	1.74	52

20.89	9.29	814,784	0.99	(0.64)	1.00	34
20.27	2.80	772,497	0.99	(0.52)	1.00	48
19.86	7.58	672,889	0.99	(0.45)	1.00	43
18.46	13.97	474,603	0.99	(0.41)	1.01	33
16.26	(37.24)	569,015	1.00	(0.69)	1.01	35
29.53	49.03	1,013,916	0.98	(0.70)	0.99	52

22.06	9.41	237,403	0.84	(0.48)	0.85	34
21.33	2.96	424,989	0.84	(0.37)	0.84	48
20.88	7.74	525,520	0.84	(0.30)	0.85	43
19.38	14.16	625,672	0.84	(0.27)	0.85	33
17.04	(37.15)	496,522	0.85	(0.55)	0.86	35
30.73	49.21	1,096,814	0.84	(0.55)	0.84	52

16.30	8.99	8,524	1.49	(1.15)	1.54	34
16.09	2.31	11,144	1.49	(1.02)	1.53	48
15.78	7.06	12,988	1.49	(0.95)	1.53	43
14.74	13.42	16,702	1.49	(0.92)	1.53	33
13.06	(37.58)	16,716	1.50	(1.20)	1.52	35
24.55	48.29	31,503	1.49	(1.19)	1.51	52

17.53	9.17	3,198	1.24	(0.89)	1.30	34
17.19	2.55	3,737	1.24	(0.77)	1.28	48
16.85	7.26	4,483	1.24	(0.70)	1.29	43
15.71	13.70	5,799	1.24	(0.66)	1.29	33
13.88	(37.38)	5,134	1.25	(0.95)	1.28	35
25.79	48.67	9,313	1.24	(0.95)	1.27	52

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Growth Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$17.56	$(0.06)	$1.75	$1.69	$(0.03)	$(1.30)	$(1.33)
Year Ended June 30, 2025	17.21	(0.09)	0.57	0.48	(0.13)	—	(0.13)
Year Ended June 30, 2024	15.99	(0.07)	1.29	1.22	—	—	—
Year Ended June 30, 2023	14.10	(0.06)	2.02	1.96	—	(0.07)	(0.07)
Year Ended June 30, 2022	26.08	(0.14)	(8.56)	(8.70)	—	(3.28)	(3.28)
Year Ended June 30, 2021	18.83	(0.17)	9.29	9.12	(0.05)	(1.82)	(1.87)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	21.35	(0.06)	2.13	2.07	(0.05)	(1.30)	(1.35)
Year Ended June 30, 2025	20.90	(0.08)	0.70	0.62	(0.17)	—	(0.17)
Year Ended June 30, 2024	19.40	(0.06)	1.56	1.50	—	—	—
Year Ended June 30, 2023	17.06	(0.05)	2.46	2.41	—	(0.07)	(0.07)
Year Ended June 30, 2022	30.76	(0.14)	(10.28)	(10.42)	—	(3.28)	(3.28)
Year Ended June 30, 2021	21.95	(0.16)	10.86	10.70	(0.07)	(1.82)	(1.89)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	21.74	(0.05)	2.17	2.12	(0.08)	(1.30)	(1.38)
Year Ended June 30, 2025	21.28	(0.06)	0.72	0.66	(0.20)	—	(0.20)
Year Ended June 30, 2024	19.73	(0.04)	1.59	1.55	—	—	—
Year Ended June 30, 2023	17.34	(0.03)	2.49	2.46	—	(0.07)	(0.07)
Year Ended June 30, 2022	31.17	(0.11)	(10.44)	(10.55)	—	(3.28)	(3.28)
Year Ended June 30, 2021	22.21	(0.13)	10.99	10.86	(0.08)	(1.82)	(1.90)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

62

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.92	9.29%	$1,285	0.99%	(0.64)%	1.02%	34%
17.56	2.79	1,209	0.99	(0.51)	1.00	48
17.21	7.63	4,013	0.99	(0.45)	1.01	43
15.99	13.92	4,955	0.99	(0.42)	1.01	33
14.10	(37.22)	5,073	1.00	(0.68)	1.01	35
26.08	49.01	5,878	0.98	(0.69)	0.99	52

22.07	9.41	9,300	0.84	(0.49)	0.86	34
21.35	2.95	9,548	0.84	(0.37)	0.85	48
20.90	7.73	12,015	0.84	(0.29)	0.86	43
19.40	14.14	18,939	0.84	(0.27)	0.86	33
17.06	(37.15)	20,537	0.84	(0.55)	0.86	35
30.76	49.22	40,613	0.84	(0.55)	0.85	52

22.48	9.44	1,301,244	0.74	(0.39)	0.76	34
21.74	3.06	1,692,506	0.74	(0.27)	0.75	48
21.28	7.86	2,026,911	0.74	(0.20)	0.75	43
19.73	14.20	2,460,861	0.74	(0.17)	0.76	33
17.34	(37.07)	2,380,212	0.74	(0.44)	0.76	35
31.17	49.40	3,794,115	0.74	(0.45)	0.74	52

63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$23.82	$0.07	$3.78	$3.85	$(0.15)	$(2.37)	$(2.52)
Year Ended June 30, 2025	24.62	0.16	0.88	1.04	(0.22)	(1.62)	(1.84)
Year Ended June 30, 2024	22.44	0.18	2.35	2.53	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2023	22.93	0.21	1.58	1.79	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.06	0.12	(4.25)	(4.13)	(0.13)	(4.87)	(5.00)
Year Ended June 30, 2021	18.48	0.12	13.59	13.71	(0.13)	—	(0.13)
Class C
Six Months Ended December 31, 2025 (Unaudited)	16.29	— (f)	2.61	2.61	(0.12)	(2.37)	(2.49)
Year Ended June 30, 2025	17.40	0.02	0.66	0.68	(0.17)	(1.62)	(1.79)
Year Ended June 30, 2024	15.99	0.04	1.67	1.71	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	16.97	0.07	1.17	1.24	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	25.08	(0.02)	(3.14)	(3.16)	(0.08)	(4.87)	(4.95)
Year Ended June 30, 2021	14.52	0.01	10.64	10.65	(0.09)	—	(0.09)
Class I
Six Months Ended December 31, 2025 (Unaudited)	26.50	0.11	4.19	4.30	(0.18)	(2.37)	(2.55)
Year Ended June 30, 2025	27.19	0.25	0.95	1.20	(0.27)	(1.62)	(1.89)
Year Ended June 30, 2024	24.73	0.26	2.60	2.86	(0.36)	(0.04)	(0.40)
Year Ended June 30, 2023	25.05	0.30	1.71	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.53	0.23	(4.65)	(4.42)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.21	14.62	14.83	(0.18)	—	(0.18)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	23.30	0.03	3.69	3.72	(0.11)	(2.37)	(2.48)
Year Ended June 30, 2025	24.14	0.09	0.85	0.94	(0.16)	(1.62)	(1.78)
Year Ended June 30, 2024	22.02	0.10	2.32	2.42	(0.26)	(0.04)	(0.30)
Year Ended June 30, 2023	22.54	0.15	1.55	1.70	(0.19)	(2.03)	(2.22)
Year Ended June 30, 2022	31.62	0.05	(4.17)	(4.12)	(0.09)	(4.87)	(4.96)
Year Ended June 30, 2021	18.25	0.06	13.41	13.47	(0.10)	—	(0.10)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	23.76	0.06	3.76	3.82	(0.14)	(2.37)	(2.51)
Year Ended June 30, 2025	24.56	0.15	0.88	1.03	(0.21)	(1.62)	(1.83)
Year Ended June 30, 2024	22.38	0.16	2.35	2.51	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	22.88	0.21	1.57	1.78	(0.25)	(2.03)	(2.28)
Year Ended June 30, 2022	32.00	0.13	(4.24)	(4.11)	(0.14)	(4.87)	(5.01)
Year Ended June 30, 2021	18.45	0.13	13.56	13.69	(0.14)	—	(0.14)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	26.55	0.10	4.20	4.30	(0.16)	(2.37)	(2.53)
Year Ended June 30, 2025	27.24	0.27	0.92	1.19	(0.26)	(1.62)	(1.88)
Year Ended June 30, 2024	24.73	0.22	2.62	2.84	(0.29)	(0.04)	(0.33)
Year Ended June 30, 2023	25.05	0.29	1.72	2.01	(0.30)	(2.03)	(2.33)
Year Ended June 30, 2022	34.52	0.22	(4.63)	(4.41)	(0.19)	(4.87)	(5.06)
Year Ended June 30, 2021	19.88	0.22	14.61	14.83	(0.19)	—	(0.19)

64

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$25.15	15.81%	$126,589	1.19%	0.53%	1.28%	35%
23.82	3.63	115,496	1.19	0.66	1.28	72
24.62	11.39	128,868	1.19	0.75	1.28	61
22.44	7.77	133,755	1.22	0.91	1.28	79
22.93	(15.16)	149,658	1.27	0.41	1.27	56
32.06	74.48	200,857	1.26	0.48	1.26	78

16.41	15.52	1,882	1.69	0.03	1.85	35
16.29	3.08	1,819	1.69	0.13	1.82	72
17.40	10.86	3,063	1.69	0.23	1.81	61
15.99	7.24	4,518	1.71	0.41	1.78	79
16.97	(15.55)	5,633	1.74	(0.07)	1.78	56
25.08	73.59	8,518	1.73	0.04	1.78	78

28.25	15.91	188,976	0.94	0.78	1.01	35
26.50	3.90	169,097	0.94	0.92	1.01	72
27.19	11.70	178,662	0.94	0.99	1.01	61
24.73	8.03	200,551	0.96	1.17	1.01	79
25.05	(14.92)	233,127	0.99	0.74	1.01	56
34.53	74.94	232,544	0.99	0.76	1.01	78

24.54	15.61	23,724	1.49	0.23	1.62	35
23.30	3.31	21,921	1.49	0.36	1.60	72
24.14	11.07	24,215	1.49	0.45	1.60	61
22.02	7.49	25,900	1.49	0.65	1.59	79
22.54	(15.36)	24,815	1.49	0.19	1.57	56
31.62	74.05	34,800	1.48	0.26	1.58	78

25.07	15.74	14,420	1.24	0.48	1.30	35
23.76	3.61	13,626	1.24	0.61	1.30	72
24.56	11.35	13,606	1.24	0.69	1.30	61
22.38	7.73	16,360	1.24	0.90	1.29	79
22.88	(15.14)	14,635	1.24	0.45	1.28	56
32.00	74.49	17,272	1.23	0.50	1.28	78

28.32	15.88	48	0.99	0.70	1.23	35
26.55	3.87	133	0.99	0.97	1.18	72
27.24	11.60	92	0.99	0.86	1.01	61
24.73	8.00	23,193	0.99	1.15	1.01	79
25.05	(14.90)	22,156	0.99	0.70	1.01	56
34.52	74.92	28,524	0.98	0.69	1.00	78

65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Small Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	$26.55	$0.13	$4.19	$4.32	$(0.19)	$(2.37)	$(2.56)
Year Ended June 30, 2025	27.23	0.28	0.96	1.24	(0.30)	(1.62)	(1.92)
Year Ended June 30, 2024	24.77	0.28	2.61	2.89	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2023	25.09	0.35	1.70	2.05	(0.34)	(2.03)	(2.37)
Year Ended June 30, 2022	34.56	0.25	(4.63)	(4.38)	(0.22)	(4.87)	(5.09)
Year Ended June 30, 2021	19.89	0.24	14.64	14.88	(0.21)	—	(0.21)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	26.61	0.14	4.21	4.35	(0.21)	(2.37)	(2.58)
Year Ended June 30, 2025	27.29	0.31	0.96	1.27	(0.33)	(1.62)	(1.95)
Year Ended June 30, 2024	24.83	0.31	2.61	2.92	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2023	25.14	0.36	1.72	2.08	(0.36)	(2.03)	(2.39)
Year Ended June 30, 2022	34.62	0.29	(4.66)	(4.37)	(0.24)	(4.87)	(5.11)
Year Ended June 30, 2021	19.92	0.27	14.66	14.93	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

66

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$28.31	15.97%	$19,407	0.84%	0.88%	0.87%	35%
26.55	4.03	18,385	0.84	1.01	0.87	72
27.23	11.78	24,300	0.84	1.10	0.86	61
24.77	8.16	107,200	0.84	1.40	0.86	79
25.09	(14.80)	42,404	0.86	0.81	0.86	56
34.56	75.16	58,262	0.86	0.87	0.86	78

28.38	16.02	815,842	0.74	0.98	0.76	35
26.61	4.13	842,663	0.74	1.11	0.76	72
27.29	11.88	901,005	0.74	1.20	0.76	61
24.83	8.28	875,055	0.74	1.39	0.76	79
25.14	(14.73)	798,822	0.76	0.94	0.76	56
34.62	75.36	929,661	0.76	0.98	0.76	78

67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SMID Cap Equity Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$16.18	$— (f)	$(0.14)	$(0.14)	$(0.03)	$(1.11)	$(1.14)
Year Ended June 30, 2025	15.27	0.02	1.04	1.06	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.45	0.04	0.83	0.87	(0.05)	—	(0.05)
Year Ended June 30, 2023	14.91	0.03	1.31	1.34	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.12	(0.04)	(1.97)	(2.01)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.52	0.01	6.32	6.33	(0.10)	(0.63)	(0.73)
Class C
Six Months Ended December 31, 2025 (Unaudited)	10.76	(0.03)	(0.09)	(0.12)	—	(1.11)	(1.11)
Year Ended June 30, 2025	10.22	(0.04)	0.70	0.66	—	(0.12)	(0.12)
Year Ended June 30, 2024	9.69	(0.02)	0.56	0.54	(0.01)	—	(0.01)
Year Ended June 30, 2023	10.61	(0.03)	0.91	0.88	—	(1.80)	(1.80)
Year Ended June 30, 2022	16.25	(0.10)	(1.34)	(1.44)	—	(4.20)	(4.20)
Year Ended June 30, 2021	12.08	(0.06)	4.89	4.83	(0.03)	(0.63)	(0.66)
Class I
Six Months Ended December 31, 2025 (Unaudited)	18.10	0.03	(0.18)	(0.15)	(0.06)	(1.11)	(1.17)
Year Ended June 30, 2025	17.05	0.07	1.16	1.23	(0.06)	(0.12)	(0.18)
Year Ended June 30, 2024	16.13	0.09	0.91	1.00	(0.08)	—	(0.08)
Year Ended June 30, 2023	16.43	0.07	1.46	1.53	(0.03)	(1.80)	(1.83)
Year Ended June 30, 2022	22.81	0.01	(2.19)	(2.18)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.71	0.06	6.82	6.88	(0.15)	(0.63)	(0.78)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	16.16	— (f)	(0.15)	(0.15)	(0.03)	(1.11)	(1.14)
Year Ended June 30, 2025	15.25	0.02	1.04	1.06	(0.03)	(0.12)	(0.15)
Year Ended June 30, 2024	14.41	0.05	0.82	0.87	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.88	0.03	1.30	1.33	—	(1.80)	(1.80)
Year Ended June 30, 2022	21.08	(0.04)	(1.96)	(2.00)	—	(4.20)	(4.20)
Year Ended June 30, 2021	15.41	0.03	6.27	6.30	—	(0.63)	(0.63)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	18.18	0.05	(0.18)	(0.13)	(0.11)	(1.11)	(1.22)
Year Ended June 30, 2025	17.13	0.11	1.17	1.28	(0.11)	(0.12)	(0.23)
Year Ended June 30, 2024	16.20	0.13	0.93	1.06	(0.13)	—	(0.13)
Year Ended June 30, 2023	16.49	0.13	1.45	1.58	(0.07)	(1.80)	(1.87)
Year Ended June 30, 2022	22.83	0.06	(2.20)	(2.14)	—	(4.20)	(4.20)
Year Ended June 30, 2021	16.73	0.11	6.82	6.93	(0.20)	(0.63)	(0.83)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

68

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$14.90	(1.05)%	$105,500	1.10%	0.03%	1.24%	20%
16.18	6.85	120,929	1.09	0.13	1.21	40
15.27	6.05	127,313	1.09	0.27	1.22	39
14.45	9.53	132,676	1.10	0.19	1.23	32
14.91	(13.00)	135,382	1.14	(0.22)	1.21	24
21.12	41.59	171,962	1.11	0.06	1.20	122

9.53	(1.36)	5,674	1.60	(0.47)	1.74	20
10.76	6.34	6,654	1.58	(0.37)	1.71	40
10.22	5.53	8,263	1.59	(0.23)	1.72	39
9.69	9.02	12,464	1.61	(0.32)	1.72	32
10.61	(13.45)	16,342	1.64	(0.72)	1.71	24
16.25	40.87	22,348	1.60	(0.42)	1.69	122

16.78	(0.96)	74,649	0.85	0.28	0.97	20
18.10	7.16	83,774	0.84	0.38	0.95	40
17.05	6.24	91,835	0.84	0.52	0.96	39
16.13	9.83	106,068	0.86	0.44	0.97	32
16.43	(12.76)	120,273	0.89	0.03	0.95	24
22.81	41.95	148,567	0.86	0.29	0.94	122

14.87	(1.10)	864	1.10	0.03	1.28	20
16.16	6.88	966	1.09	0.14	1.25	40
15.25	6.04	862	1.09	0.31	1.26	39
14.41	9.49	1,369	1.11	0.19	1.21	32
14.88	(12.98)	1,489	1.14	(0.23)	1.20	24
21.08	41.57	2,223	1.08	0.20	1.18	122

16.83	(0.86)	116,487	0.60	0.54	0.72	20
18.18	7.40	121,594	0.59	0.62	0.69	40
17.13	6.55	164,656	0.59	0.77	0.70	39
16.20	10.15	84,313	0.60	0.78	0.71	32
16.49	(12.56)	37,375	0.64	0.27	0.70	24
22.83	42.21	73,530	0.60	0.57	0.68	122

69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$16.74	$— (f)	$2.26	$2.26	$—	$(1.44)	$(1.44)
Year Ended June 30, 2025	17.57	0.02	0.57	0.59	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.77	0.02	1.81	1.83	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.62	0.04	1.99	2.03	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.54	(0.01)	(3.59)	(3.60)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.84	(0.01)	9.26	9.25	(0.04)	(0.51)	(0.55)
Class C
Six Months Ended December 31, 2025 (Unaudited)	14.91	(0.04)	2.02	1.98	—	(1.44)	(1.44)
Year Ended June 30, 2025	15.84	(0.07)	0.54	0.47	—	(1.40)	(1.40)
Year Ended June 30, 2024	14.27	(0.06)	1.63	1.57	—	—	—
Year Ended June 30, 2023	13.34	(0.04)	1.82	1.78	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.04	(0.11)	(3.27)	(3.38)	—	(5.32)	(5.32)
Year Ended June 30, 2021	13.96	(0.10)	8.69	8.59	—	(0.51)	(0.51)
Class I
Six Months Ended December 31, 2025 (Unaudited)	17.51	0.02	2.39	2.41	(0.05)	(1.44)	(1.49)
Year Ended June 30, 2025	18.32	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.44	0.06	1.89	1.95	(0.07)	—	(0.07)
Year Ended June 30, 2023	15.21	0.08	2.07	2.15	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.21	0.04	(3.72)	(3.68)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.25	0.04	9.51	9.55	(0.08)	(0.51)	(0.59)
Class L
Six Months Ended December 31, 2025 (Unaudited)	17.50	0.03	2.38	2.41	(0.07)	(1.44)	(1.51)
Year Ended June 30, 2025	18.31	0.08	0.60	0.68	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.43	0.08	1.89	1.97	(0.09)	—	(0.09)
Year Ended June 30, 2023	15.20	0.10	2.07	2.17	(0.09)	(0.85)	(0.94)
Year Ended June 30, 2022	24.18	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.23	0.07	9.51	9.58	(0.12)	(0.51)	(0.63)
Class R2
Six Months Ended December 31, 2025 (Unaudited)	15.97	(0.03)	2.18	2.15	—	(1.44)	(1.44)
Year Ended June 30, 2025	16.86	(0.03)	0.54	0.51	—	(1.40)	(1.40)
Year Ended June 30, 2024	15.15	(0.03)	1.74	1.71	—	—	—
Year Ended June 30, 2023	14.08	—	1.92	1.92	—	(0.85)	(0.85)
Year Ended June 30, 2022	22.92	(0.06)	(3.46)	(3.52)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.48	(0.06)	9.02	8.96	(0.01)	(0.51)	(0.52)
Class R3
Six Months Ended December 31, 2025 (Unaudited)	16.54	— (f)	2.23	2.23	—	(1.44)	(1.44)
Year Ended June 30, 2025	17.38	0.01	0.57	0.58	(0.02)	(1.40)	(1.42)
Year Ended June 30, 2024	15.60	0.01	1.80	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.48	0.04	1.96	2.00	(0.03)	(0.85)	(0.88)
Year Ended June 30, 2022	23.36	(0.01)	(3.55)	(3.56)	—	(5.32)	(5.32)
Year Ended June 30, 2021	14.74	(0.01)	9.20	9.19	(0.06)	(0.51)	(0.57)

70

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.56	13.13%	$112,225	1.19%	(0.02)%	1.23%	46%
16.74	2.71	110,598	1.19	0.09	1.22	104
17.57	11.63	114,030	1.19	0.12	1.23	61
15.77	14.22	106,876	1.20	0.26	1.23	83
14.62	(19.61)	103,884	1.22	(0.06)	1.22	66
23.54	63.19	135,165	1.22	(0.03)	1.22	94

15.45	12.83	3,144	1.69	(0.51)	1.78	46
14.91	2.22	3,134	1.69	(0.42)	1.76	104
15.84	11.00	5,231	1.69	(0.40)	1.76	61
14.27	13.66	8,203	1.71	(0.27)	1.75	83
13.34	(20.00)	12,408	1.73	(0.59)	1.73	66
22.04	62.34	22,386	1.73	(0.56)	1.73	94

18.43	13.36	140,160	0.94	0.24	0.97	46
17.51	2.93	138,452	0.94	0.33	0.97	104
18.32	11.88	165,043	0.94	0.36	0.97	61
16.44	14.47	180,955	0.95	0.51	0.97	83
15.21	(19.36)	159,356	0.97	0.19	0.97	66
24.21	63.52	216,248	0.96	0.21	0.97	94

18.40	13.39	242,054	0.82	0.36	0.82	46
17.50	3.06	222,094	0.81	0.46	0.81	104
18.31	12.03	230,481	0.82	0.49	0.82	61
16.43	14.63	216,963	0.82	0.63	0.82	83
15.20	(19.22)	226,823	0.81	0.34	0.81	66
24.18	63.78	317,162	0.81	0.37	0.81	94

16.68	13.05	45,197	1.48	(0.31)	1.49	46
15.97	2.33	41,978	1.48	(0.20)	1.48	104
16.86	11.29	41,337	1.48	(0.18)	1.49	61
15.15	13.95	39,461	1.49	(0.03)	1.49	83
14.08	(19.82)	33,542	1.48	(0.32)	1.48	66
22.92	62.71	43,496	1.48	(0.31)	1.48	94

17.33	13.11	39,812	1.22	(0.04)	1.22	46
16.54	2.66	39,960	1.21	0.06	1.22	104
17.38	11.62	38,072	1.22	0.09	1.22	61
15.60	14.16	34,230	1.22	0.24	1.22	83
14.48	(19.58)	29,731	1.22	(0.05)	1.22	66
23.36	63.20	36,745	1.21	(0.04)	1.21	94

71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Small Company Fund (continued)
Class R4
Six Months Ended December 31, 2025 (Unaudited)	$17.34	$0.02	$2.34	$2.36	$(0.04)	$(1.44)	$(1.48)
Year Ended June 30, 2025	18.15	0.06	0.59	0.65	(0.06)	(1.40)	(1.46)
Year Ended June 30, 2024	16.29	0.06	1.86	1.92	(0.06)	—	(0.06)
Year Ended June 30, 2023	15.08	0.08	2.05	2.13	(0.07)	(0.85)	(0.92)
Year Ended June 30, 2022	24.05	0.04	(3.69)	(3.65)	—	(5.32)	(5.32)
Year Ended June 30, 2021	15.16	0.04	9.46	9.50	(0.10)	(0.51)	(0.61)
Class R5
Six Months Ended December 31, 2025 (Unaudited)	17.41	0.03	2.37	2.40	(0.07)	(1.44)	(1.51)
Year Ended June 30, 2025	18.23	0.08	0.59	0.67	(0.09)	(1.40)	(1.49)
Year Ended June 30, 2024	16.36	0.09	1.88	1.97	(0.10)	—	(0.10)
Year Ended June 30, 2023	15.15	0.11	2.05	2.16	(0.10)	(0.85)	(0.95)
Year Ended June 30, 2022	24.13	0.07	(3.71)	(3.64)	(0.02)	(5.32)	(5.34)
Year Ended June 30, 2021	15.20	0.07	9.49	9.56	(0.12)	(0.51)	(0.63)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	17.52	0.04	2.38	2.42	(0.09)	(1.44)	(1.53)
Year Ended June 30, 2025	18.33	0.10	0.59	0.69	(0.10)	(1.40)	(1.50)
Year Ended June 30, 2024	16.44	0.10	1.90	2.00	(0.11)	—	(0.11)
Year Ended June 30, 2023	15.21	0.12	2.07	2.19	(0.11)	(0.85)	(0.96)
Year Ended June 30, 2022	24.20	0.09	(3.72)	(3.63)	(0.04)	(5.32)	(5.36)
Year Ended June 30, 2021	15.25	0.09	9.51	9.60	(0.14)	(0.51)	(0.65)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

72

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.22	13.25%	$6,528	0.97%	0.21%	0.97%	46%
17.34	2.95	6,088	0.96	0.31	0.97	104
18.15	11.84	6,267	0.97	0.34	0.97	61
16.29	14.49	5,662	0.96	0.50	0.97	83
15.08	(19.37)	9,072	0.96	0.20	0.97	66
24.05	63.52	11,590	0.97	0.20	0.98	94

18.30	13.40	25,763	0.82	0.36	0.82	46
17.41	3.04	27,889	0.81	0.46	0.81	104
18.23	12.05	23,532	0.82	0.52	0.82	61
16.36	14.63	12,461	0.82	0.68	0.82	83
15.15	(19.25)	4,634	0.81	0.33	0.81	66
24.13	63.83	9,804	0.81	0.35	0.81	94

18.41	13.41	321,854	0.72	0.46	0.72	46
17.52	3.16	329,921	0.72	0.56	0.72	104
18.33	12.18	335,591	0.72	0.58	0.72	61
16.44	14.76	328,481	0.72	0.73	0.72	83
15.21	(19.18)	290,297	0.72	0.45	0.72	66
24.20	63.87	349,316	0.71	0.46	0.72	94

73

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Small Cap Blend Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Small Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Small Cap Growth Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Small Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan SMID Cap Equity Fund	Class A, Class C, Class I, Class R3, Class R4(1) and Class R6	JPM II	Diversified
JPMorgan U.S. Small Company Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

(1)	Liquidated on September 22, 2025.
The investment objective of JPMorgan Small Cap Blend Fund (“Small Cap Blend Fund”) and JPMorgan Small Cap Equity Fund (“Small Cap Equity Fund”) is to seek capital growth over the long term.
The investment objective of JPMorgan Small Cap Growth Fund (“Small Cap Growth Fund”) is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
The investment objective of JPMorgan Small Cap Value Fund (“Small Cap Value Fund”) is to seek long-term capital growth primarily by investing in equity securities of small-capitalization companies.
The investment objective of JPMorgan SMID Cap Equity Fund (“SMID Cap Equity Fund”) is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
The investment objective of JPMorgan U.S. Small Company Fund (“U.S. Small Company Fund”) is to seek to provide high total return from a portfolio of small company stocks.
All share classes of Small Cap Growth Fund and Class L Shares of U.S. Small Company Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of Small Cap Growth Fund and Class L Shares of the U.S. Small Company Fund unless they meet certain requirements as described in the Small Cap Growth Fund's and U.S. Small Company Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

74	J.P. Morgan Small Cap Funds	December 31, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Small Cap Blend Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,562,929	$—	$—	$1,562,929

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Small Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Small Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,275,295	$—	$—	$3,275,295

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,973,753	$—	$—	$2,973,753

(a)	Please refer to the SOI for specifics of portfolio holdings.

Small Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,162,481	$—	$—	$1,162,481
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	34,044	—	—	34,044
Investment of Cash Collateral from Securities Loaned	61,362	—	—	61,362
Total Short-Term Investments	95,406	—	—	95,406
Total Investments in Securities	$1,257,887	$—	$— (a)	$1,257,887
Depreciation in Other Financial Instruments
Futures Contracts	$(539)	$—	$—	$(539)

(a)	Amount rounds to less than one thousand.

SMID Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$311,086	$—	$—	$311,086

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Company Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$923,718	$—	$—	$923,718
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	18,832	—	—	18,832

76	J.P. Morgan Small Cap Funds	December 31, 2025

U.S. Small Company Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$78,560	$—	$—	$78,560
Total Short-Term Investments	97,392	—	—	97,392
Total Investments in Securities	$1,021,110	$—	$— (a)	$1,021,110
Depreciation in Other Financial Instruments
Futures Contracts	$(359)	$—	$—	$(359)

(a)	Amount rounds to less than one thousand.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Blend Fund	$74,414	$(74,414)	$—
Small Cap Equity Fund	111,047	(111,047)	—

December 31, 2025	J.P. Morgan Small Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Small Cap Growth Fund	$252,332	$(252,332)	$—
Small Cap Value Fund	58,966	(58,966)	—
SMID Cap Equity Fund	7,272	(7,272)	—
U.S. Small Company Fund	75,678	(75,678)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Small Cap Blend Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$33,561	$160,147	$169,785	$4	$1	$23,928	23,919	$524	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	29,338	249,056	201,188	—	—	77,206	77,206	790 *	—
Total	$62,899	$409,203	$370,973	$4	$1	$101,134		$1,314	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$178,285	$585,596	$685,278	$31	$(5)	$78,629	78,598	$2,086	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	62,215	495,133	440,689	—	—	116,659	116,659	996 *	—
Total	$240,500	$1,080,729	$1,125,967	$31	$(5)	$195,288		$3,082	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

78	J.P. Morgan Small Cap Funds	December 31, 2025

Small Cap Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$76,111	$629,472	$658,206	$12	$(3)	$47,386	47,367	$622	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	112,363	680,202	531,083	—	—	261,482	261,482	2,663 *	—
Total	$188,474	$1,309,674	$1,189,289	$12	$(3)	$308,868		$3,285	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Small Cap Value Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$58,558	$226,060	$250,576	$2	$— (c)	$34,044	34,030	$493	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	27,391	246,182	212,211	—	—	61,362	61,362	942 *	—
Total	$85,949	$472,242	$462,787	$2	$— (c)	$95,406		$1,435	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

SMID Cap Equity Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$7,933	$36,811	$37,202	$1	$1	$7,544	7,541	$147	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	2,555	54,979	50,025	—	—	7,509	7,509	98 *	—
Total	$10,488	$91,790	$87,227	$1	$1	$15,053		$245	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2025	J.P. Morgan Small Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Small Company Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.86% (a) (b)	$56,037	$231,827	$269,037	$5	$—	$18,832	18,824	$439	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.82% (a) (b)	44,768	236,648	202,856	—	—	78,560	78,560	982 *	—
Total	$100,805	$468,475	$471,893	$5	$—	$97,392		$1,421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Small Cap Value Fund and U.S. Small Company Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2025 (amounts in thousands, except number of contracts):
	Small Cap Value Fund	U.S. Small Company Fund
Futures Contracts:
Average Notional Balance Long	$25,185	$21,378
Ending Notional Balance Long	31,230	14,491
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

80	J.P. Morgan Small Cap Funds	December 31, 2025

Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Small Cap Blend Fund
Transfer agency fees	$12	$2	$3	n/a	n/a	n/a	n/a	n/a	$11	$28
Small Cap Equity Fund
Transfer agency fees	15	1	10	n/a	$1	$— (a)	$— (a)	$5	16	48
Small Cap Growth Fund
Transfer agency fees	20	2	7	$2	2	1	— (a)	1	30	65
Small Cap Value Fund
Transfer agency fees	16	1	3	n/a	13	3	— (a)	1	18	55
SMID Cap Equity Fund
Transfer agency fees	15	1	3	n/a	n/a	— (a)	— (a)	n/a	2	21
U.S. Small Company Fund
Transfer agency fees	6	1	5	2	4	1	— (a)	— (a)	10	29

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually, except for Small Cap Value Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

December 31, 2025	J.P. Morgan Small Cap Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Small Cap Blend Fund	0.65%
Small Cap Equity Fund	0.65
Small Cap Growth Fund	0.65
Small Cap Value Fund	0.65
SMID Cap Equity Fund	0.55
U.S. Small Company Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Small Cap Blend Fund	0.25%	0.75%	n/a	n/a
Small Cap Equity Fund	0.25	0.75	0.50%	0.25%
Small Cap Growth Fund	0.25	0.75	0.50	0.25
Small Cap Value Fund	0.25	0.75	0.50	0.25
SMID Cap Equity Fund	0.25	0.75	n/a	0.25
U.S. Small Company Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Small Cap Blend Fund	$18	$—
Small Cap Equity Fund	5	—
Small Cap Growth Fund	2	—
Small Cap Value Fund	2	—
SMID Cap Equity Fund	1	—
U.S. Small Company Fund	2	—

82	J.P. Morgan Small Cap Funds	December 31, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Small Cap Blend Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	n/a
Small Cap Equity Fund	0.25	0.25	0.25	n/a	0.25%	0.25%	0.25%	0.10%
Small Cap Growth Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Small Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
SMID Cap Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.25	n/a
U.S. Small Company Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Small Cap Blend Fund	1.24%	1.74%	0.99%	n/a	n/a	n/a	n/a	0.74%
Small Cap Equity Fund	n/a	n/a	0.99	1.49%	n/a	0.99%	0.80%	n/a
Small Cap Growth Fund	1.24	1.74	0.99	1.49	1.24%	0.99	0.84	0.74
Small Cap Value Fund	1.19	1.69	0.94	1.49	1.24	0.99	0.84	0.74
SMID Cap Equity Fund	1.09	1.59	0.84	n/a	1.09	0.84	n/a	0.59
U.S. Small Company Fund	1.19	1.69	0.94	n/a	n/a	n/a	n/a	n/a

The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.

December 31, 2025	J.P. Morgan Small Cap Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Small Cap Blend Fund	$96	$64	$10	$170	$5
Small Cap Equity Fund	—	—	122	122	—
Small Cap Growth Fund	89	59	32	180	30
Small Cap Value Fund	80	53	107	240	—
SMID Cap Equity Fund	113	76	16	205	— (a)
U.S. Small Company Fund	—	—	42	42	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Small Cap Blend Fund	$14
Small Cap Equity Fund	65
Small Cap Growth Fund	18
Small Cap Value Fund	13
SMID Cap Equity Fund	4
U.S. Small Company Fund	13
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2025, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Small Cap Blend Fund	$30
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

84	J.P. Morgan Small Cap Funds	December 31, 2025

4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Small Cap Blend Fund	$447,219	$527,349
Small Cap Equity Fund	601,771	1,179,486
Small Cap Growth Fund	1,024,625	1,825,838
Small Cap Value Fund	416,912	576,134
SMID Cap Equity Fund	64,131	90,518
U.S. Small Company Fund	425,947	509,701
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Blend Fund	$1,300,884	$330,078	$68,033	$262,045
Small Cap Equity Fund	2,522,084	931,984	178,773	753,211
Small Cap Growth Fund	2,370,238	739,711	136,196	603,515
Small Cap Value Fund	992,125	308,327	43,104	265,223
SMID Cap Equity Fund	263,515	66,717	19,146	47,571
U.S. Small Company Fund	849,522	220,561	49,332	171,229
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2025, the following Funds deferred to July 1, 2025 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term
Small Cap Blend Fund	$9,278	$3,379	$—
Small Cap Growth Fund	812	15,976	7,636
U.S. Small Company Fund	44,792	221	—
During the year ended June 30, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Small Cap Blend Fund	$6,537	$23,052
Small Cap Growth Fund	—	241,596
SMID Cap Equity Fund	—	4,863
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

December 31, 2025	J.P. Morgan Small Cap Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2025, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Small Cap Blend Fund	—	— %	1	66.2%
Small Cap Equity Fund	—	—	1	15.9
Small Cap Growth Fund	—	—	2	43.6
Small Cap Value Fund	—	—	1	18.6
SMID Cap Equity Fund	1	33.2	1	20.3
U.S. Small Company Fund	—	—	3	47.7
As of December 31, 2025, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Small Cap Value Fund	14.5%	11.8%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Because the Funds invest in Real Estate Investment Trusts ("REITs"), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend

86	J.P. Morgan Small Cap Funds	December 31, 2025

generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds invest in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

December 31, 2025	J.P. Morgan Small Cap Funds	87

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-SC-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Small Cap Growth Fund, Small Cap Value Fund, and SMID Cap Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Small Cap Blend Fund’s performance for Class A shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I and Class R6 shares was in the fourth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Small Cap Equity Fund’s performance for Class A and Class R6 shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Small Cap Growth Fund’s performance for Class A and Class I shares was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Small Cap Value Fund’s performance for Class A and Class I shares was in the third, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SMID Cap Equity Fund’s performance for Class A, Class I and Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Small Company Fund’s performance for Class A, Class I and Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024.The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Small Cap Blend Fund’s net advisory fee for Class A shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Equity Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Growth Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Small Cap Value Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the SMID Cap Equity Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Small Company Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Investor Funds
December 31, 2025 (Unaudited)
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 85.2%
Fixed Income — 45.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	124,881	1,303,755
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	92,802	679,311
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,015	60,130
JPMorgan High Yield Fund Class R6 Shares (a)	33,051	217,808
JPMorgan Income Fund Class R6 Shares (a)	35,313	304,045
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,605	81,484
Total Fixed Income		2,646,533
International Equity — 4.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,414	59,190
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,600	75,592
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,651	68,822
JPMorgan International Equity Fund Class R6 Shares (a)	3,316	72,926
Total International Equity		276,530
U.S. Equity — 34.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,140	176,704
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,606	311,713
JPMorgan Large Cap Value Fund Class R6 Shares (a)	11,038	233,567
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,520	78,627
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	25,875
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,046	29,689
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,100	462,905
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,318	218,157
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,123	293,401
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,952	180,700
Total U.S. Equity		2,011,338
Total Investment Companies (Cost $3,850,967)		4,934,401
Exchange-Traded Funds — 13.8%
Alternative Assets — 0.9%
JPMorgan Flexible Debt ETF (a)	963	48,350
INVESTMENTS	SHARES (000)	VALUE ($000)

Fixed Income — 2.1%
JPMorgan Limited Duration Bond ETF (a)	2,352	123,115
International Equity — 8.0%
JPMorgan Global Select Equity ETF (a)	2,176	147,210
JPMorgan International Research Enhanced Equity ETF (a)	4,235	317,138
Total International Equity		464,348
U.S. Equity — 2.8%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,532	163,033
Total Exchange-Traded Funds (Cost $568,098)		798,846
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $67,045)	67,045	67,045
Total Investments — 100.2% (Cost $4,486,110)		5,800,292
Liabilities in Excess of Other Assets — (0.2)%		(9,804)
NET ASSETS — 100.0%		5,790,488

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	1

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.6%
Fixed Income — 64.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	145,623	1,520,303
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,383	698,206
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,591	43,964
JPMorgan High Yield Fund Class R6 Shares (a)	25,422	167,530
JPMorgan Income Fund Class R6 Shares (a)	33,378	287,385
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	9,065	85,841
Total Fixed Income		2,803,229
International Equity — 3.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	778	32,562
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,056	43,166
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	567	23,639
JPMorgan International Equity Fund Class R6 Shares (a)	1,973	43,395
Total International Equity		142,762
U.S. Equity — 19.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,927	97,188
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,410	121,877
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,436	72,706
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,147	59,328
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	415	18,721
JPMorgan Small Cap Value Fund Class R6 Shares (a)	772	21,915
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,689	154,013
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,062	99,945
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,047	98,114
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,626	95,803
Total U.S. Equity		839,610
Total Investment Companies (Cost $3,413,737)		3,785,601
Exchange-Traded Funds — 11.5%
Alternative Assets — 0.9%
JPMorgan Flexible Debt ETF (a)	824	41,398
INVESTMENTS	SHARES (000)	VALUE ($000)

Fixed Income — 4.1%
JPMorgan Limited Duration Bond ETF (a)	3,420	178,983
International Equity — 5.6%
JPMorgan Global Select Equity ETF (a)	941	63,678
JPMorgan International Research Enhanced Equity ETF (a)	2,429	181,858
Total International Equity		245,536
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	610	39,283
Total Exchange-Traded Funds (Cost $390,048)		505,200
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $77,578)	77,578	77,578
Total Investments — 99.9% (Cost $3,881,363)		4,368,379
Other Assets in Excess of Liabilities — 0.1%		4,728
NET ASSETS — 100.0%		4,373,107

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Investor Funds	December 31, 2025

JPMorgan Investor Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 83.7%
Fixed Income — 12.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	48,781	509,273
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,702	92,977
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,171	27,821
JPMorgan High Yield Fund Class R6 Shares (a)	21,007	138,436
JPMorgan Income Fund Class R6 Shares (a)	3,626	31,221
Total Fixed Income		799,728
International Equity — 14.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	4,285	179,380
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,905	145,009
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,638	151,594
JPMorgan International Equity Fund Class R6 Shares (a)	12,685	278,943
JPMorgan International Focus Fund Class R6 Shares (a)	6,189	182,751
Total International Equity		937,677
U.S. Equity — 57.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,947	196,683
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	9,202	795,422
JPMorgan Large Cap Value Fund Class R6 Shares (a)	30,569	646,845
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	2,295	118,719
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	466	21,055
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,957	83,933
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,377	876,448
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,915	368,376
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,958	477,209
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,320	194,110
Total U.S. Equity		3,778,800
Total Investment Companies (Cost $3,571,800)		5,516,205
Exchange-Traded Funds — 15.2%
International Equity — 11.0%
JPMorgan Global Select Equity ETF (a)	3,262	220,732
JPMorgan International Research Enhanced Equity ETF (a)	6,764	506,495
Total International Equity		727,227
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.2%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	4,247	273,435
Total Exchange-Traded Funds (Cost $726,356)		1,000,662
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $85,533)	85,533	85,533
Total Investments — 100.2% (Cost $4,383,689)		6,602,400
Liabilities in Excess of Other Assets — (0.2)%		(10,896)
NET ASSETS — 100.0%		6,591,504

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	3

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.6%
Fixed Income — 32.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	81,784	853,825
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	53,655	392,753
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,966	26,457
JPMorgan High Yield Fund Class R6 Shares (a)	27,450	180,895
JPMorgan Income Fund Class R6 Shares (a)	25,364	218,385
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,298	50,171
Total Fixed Income		1,722,486
International Equity — 8.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,214	92,674
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,036	84,751
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,795	74,814
JPMorgan International Equity Fund Class R6 Shares (a)	4,531	99,638
JPMorgan International Focus Fund Class R6 Shares (a)	2,512	74,180
Total International Equity		426,057
U.S. Equity — 45.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,974	172,597
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,898	509,786
JPMorgan Large Cap Value Fund Class R6 Shares (a)	17,173	363,390
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	1,523	78,817
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	25,848
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,296	36,789
JPMorgan U.S. Equity Fund Class R6 Shares (a)	18,591	503,259
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,037	191,713
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,222	346,057
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,937	180,134
Total U.S. Equity		2,408,390
Total Investment Companies (Cost $3,223,547)		4,556,933
Exchange-Traded Funds — 12.4%
Fixed Income — 0.3%
JPMorgan Limited Duration Bond ETF (a)	256	13,437
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — 8.6%
JPMorgan Global Select Equity ETF (a)	2,224	150,524
JPMorgan International Research Enhanced Equity ETF (a)	4,019	300,904
Total International Equity		451,428
U.S. Equity — 3.5%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	186,434
Total Exchange-Traded Funds (Cost $451,156)		651,299
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b) (Cost $58,094)	58,094	58,094
Total Investments — 100.1% (Cost $3,732,797)		5,266,326
Liabilities in Excess of Other Assets — (0.1)%		(7,847)
NET ASSETS — 100.0%		5,258,479

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Investor Funds	December 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
ASSETS:
Investments in affiliates, at value	$5,800,292	$4,368,379	$6,602,400	$5,266,326
Receivables:
Fund shares sold	1,300	9,126	1,837	2,158
Dividends from affiliates	2,380	2,485	420	1,317
Total Assets	5,803,972	4,379,990	6,604,657	5,269,801
LIABILITIES:
Payables:
Due to custodian	1,501	1,418	149	1,078
Distributions	514	141	835	657
Fund shares redeemed	8,264	3,358	9,102	7,052
Accrued liabilities:
Investment advisory fees	241	179	272	219
Distribution fees	1,235	740	1,237	1,063
Service fees	1,219	859	1,260	1,028
Custodian and accounting fees	36	27	39	32
Trustees’ and Chief Compliance Officer’s fees	1	1	1	1
Other	473	160	258	192
Total Liabilities	13,484	6,883	13,153	11,322
Net Assets	$5,790,488	$4,373,107	$6,591,504	$5,258,479
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	5

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2025 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
NET ASSETS:
Paid-in-Capital	$4,432,477	$3,902,949	$4,183,983	$3,650,370
Total distributable earnings (loss)	1,358,011	470,158	2,407,521	1,608,109
Total Net Assets	$5,790,488	$4,373,107	$6,591,504	$5,258,479
Net Assets:
Class A	$5,086,448	$2,870,258	$5,293,383	$4,718,543
Class C	238,080	200,568	175,214	91,807
Class I	403,165	1,050,946	865,717	365,605
Class R6	62,795	251,335	257,190	82,524
Total	$5,790,488	$4,373,107	$6,591,504	$5,258,479
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	305,711	219,916	185,883	223,608
Class C	14,653	15,462	6,961	4,556
Class I	24,153	79,839	29,378	17,782
Class R6	3,767	19,110	8,731	4,014
Net Asset Value (a):
Class A — Redemption price per share	$16.64	$13.05	$28.48	$21.10
Class C — Offering price per share (b)	16.25	12.97	25.17	20.15
Class I — Offering and redemption price per share	16.69	13.16	29.47	20.56
Class R6 — Offering and redemption price per share	16.68	13.15	29.46	20.56
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$17.42	$13.66	$29.82	$22.09
Cost of investments in affiliates	4,486,110	3,881,363	4,383,689	3,732,797

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Investor Funds	December 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2025 (Unaudited)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund	JPMorgan Investor Conservative Growth Fund	JPMorgan Investor Growth Fund	JPMorgan Investor Growth & Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$4	$4	$4	$4
Dividend income from affiliates	101,330	85,251	86,860	80,695
Total investment income	101,334	85,255	86,864	80,699
EXPENSES:
Investment advisory fees	1,445	1,051	1,610	1,302
Distribution fees:
Class A	6,351	3,612	6,492	5,845
Class C	905	809	647	349
Service fees:
Class A	6,351	3,612	6,492	5,845
Class C	302	270	216	116
Class I	503	1,141	1,050	451
Custodian and accounting fees	72	54	78	64
Professional fees	42	39	43	25
Trustees’ and Chief Compliance Officer’s fees	19	18	20	19
Printing and mailing costs	109	78	117	91
Registration and filing fees	—	81	100	99
Transfer agency fees (See Note 2.E.)	170	100	313	217
Other	21	18	23	18
Total expenses	16,290	10,883	17,201	14,441
Less fees waived	(32)	(26)	(618)	(516)
Net expenses	16,258	10,857	16,583	13,925
Net investment income (loss)	85,076	74,398	70,281	66,774
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in affiliates	73,696	10,584	550	42,316
Distribution of capital gains received from investment company affiliates	145,312	63,611	278,451	177,678
Change in net unrealized appreciation/depreciation on investments in affiliates	30,943	42,535	156,030	59,922
Net realized/unrealized gains (losses)	249,951	116,730	435,031	279,916
Change in net assets resulting from operations	$335,027	$191,128	$505,312	$346,690
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$85,076	$136,013	$74,398	$125,419
Net realized gain (loss) on investments in affiliates	73,696	75,736	10,584	10,713
Distributions of capital gains received from investment company affiliates	145,312	102,548	63,611	43,315
Change in net unrealized appreciation/depreciation of investments in affiliates	30,943	216,039	42,535	151,881
Change in net assets resulting from operations	335,027	530,336	191,128	331,328
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(241,510)	(274,098)	(87,160)	(143,727)
Class C	(10,927)	(13,079)	(5,748)	(11,313)
Class I	(19,495)	(22,076)	(29,891)	(42,752)
Class R6	(3,072)	(2,224)	(7,307)	(2,699)
Total distributions to shareholders	(275,004)	(311,477)	(130,106)	(200,491)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	133,411	(43,399)	323,123	9,470
NET ASSETS:
Change in net assets	193,434	175,460	384,145	140,307
Beginning of period	5,597,054	5,421,594	3,988,962	3,848,655
End of period	$5,790,488	$5,597,054	$4,373,107	$3,988,962
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Investor Funds	December 31, 2025

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,281	$71,978	$66,774	$93,404
Net realized gain (loss) on investments in affiliates	550	(2,464)	42,316	25,934
Distributions of capital gains received from investment company affiliates	278,451	172,033	177,678	113,568
Change in net unrealized appreciation/depreciation of investments in affiliates	156,030	417,431	59,922	268,268
Change in net assets resulting from operations	505,312	658,978	346,690	501,174
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(166,909)	(144,093)	(180,368)	(180,447)
Class C	(5,826)	(4,802)	(3,443)	(3,612)
Class I	(27,334)	(23,389)	(14,767)	(14,528)
Class R6	(8,300)	(5,386)	(3,380)	(3,142)
Total distributions to shareholders	(208,369)	(177,670)	(201,958)	(201,729)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	228,059	271,503	122,636	107,247
NET ASSETS:
Change in net assets	525,002	752,811	267,368	406,692
Beginning of period	6,066,502	5,313,691	4,991,111	4,584,419
End of period	$6,591,504	$6,066,502	$5,258,479	$4,991,111
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$277,544	$573,500	$160,180	$352,803
Distributions reinvested	240,348	272,640	86,770	142,957
Cost of shares redeemed	(413,910)	(863,750)	(266,400)	(581,466)
Change in net assets resulting from Class A capital transactions	103,982	(17,610)	(19,450)	(85,706)
Class C
Proceeds from shares issued	27,915	46,652	17,304	32,254
Distributions reinvested	10,908	13,044	5,728	11,265
Cost of shares redeemed	(42,213)	(104,922)	(49,806)	(108,097)
Change in net assets resulting from Class C capital transactions	(3,390)	(45,226)	(26,774)	(64,578)
Class I
Proceeds from shares issued	37,700	52,425	318,072	406,898
Distributions reinvested	18,811	21,326	29,744	42,502
Cost of shares redeemed	(44,472)	(59,875)	(136,025)	(340,909)
Change in net assets resulting from Class I capital transactions	12,039	13,876	211,791	108,491
Class R6
Proceeds from shares issued	35,626	10,656	170,194	61,787
Distributions reinvested	3,062	2,219	7,302	2,694
Cost of shares redeemed	(17,908)	(7,314)	(19,940)	(13,218)
Change in net assets resulting from Class R6 capital transactions	20,780	5,561	157,556	51,263
Total change in net assets resulting from capital transactions	$133,411	$(43,399)	$323,123	$9,470
SHARE TRANSACTIONS:
Class A
Issued	16,362	35,629	12,206	27,950
Reinvested	14,310	16,934	6,626	11,329
Redeemed	(24,409)	(53,828)	(20,328)	(46,112)
Change in Class A Shares	6,263	(1,265)	(1,496)	(6,833)
Class C
Issued	1,685	2,966	1,328	2,578
Reinvested	665	829	441	898
Redeemed	(2,545)	(6,663)	(3,818)	(8,615)
Change in Class C Shares	(195)	(2,868)	(2,049)	(5,139)
Class I
Issued	2,211	3,248	24,008	32,066
Reinvested	1,116	1,320	2,252	3,342
Redeemed	(2,610)	(3,710)	(10,291)	(26,987)
Change in Class I Shares	717	858	15,969	8,421
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Investor Funds	December 31, 2025

	JPMorgan Investor Balanced Fund		JPMorgan Investor Conservative Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,120	661	12,913	4,910
Reinvested	183	137	552	212
Redeemed	(1,063)	(451)	(1,515)	(1,045)
Change in Class R6 Shares	1,240	347	11,950	4,077
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$383,860	$823,119	$295,622	$642,423
Distributions reinvested	166,020	143,248	179,525	179,536
Cost of shares redeemed	(411,041)	(807,928)	(371,921)	(728,429)
Change in net assets resulting from Class A capital transactions	138,839	158,439	103,226	93,530
Class C
Proceeds from shares issued	23,361	37,955	10,892	19,724
Distributions reinvested	5,708	4,723	3,431	3,596
Cost of shares redeemed	(24,606)	(46,865)	(15,904)	(36,698)
Change in net assets resulting from Class C capital transactions	4,463	(4,187)	(1,581)	(13,378)
Class I
Proceeds from shares issued	68,885	116,746	28,426	57,880
Distributions reinvested	26,528	22,740	13,751	13,628
Cost of shares redeemed	(55,781)	(87,691)	(28,261)	(53,752)
Change in net assets resulting from Class I capital transactions	39,632	51,795	13,916	17,756
Class R6
Proceeds from shares issued	73,582	98,543	15,306	16,118
Distributions reinvested	8,300	5,386	3,345	3,106
Cost of shares redeemed	(36,757)	(38,473)	(11,576)	(9,885)
Change in net assets resulting from Class R6 capital transactions	45,125	65,456	7,075	9,339
Total change in net assets resulting from capital transactions	$228,059	$271,503	$122,636	$107,247
SHARE TRANSACTIONS:
Class A
Issued	13,537	32,036	13,893	32,533
Reinvested	5,793	5,567	8,444	9,051
Redeemed	(14,472)	(31,478)	(17,476)	(36,936)
Change in Class A Shares	4,858	6,125	4,861	4,648
Class C
Issued	927	1,662	536	1,044
Reinvested	225	207	169	190
Redeemed	(974)	(2,053)	(782)	(1,944)
Change in Class C Shares	178	(184)	(77)	(710)
Class I
Issued	2,333	4,400	1,365	3,007
Reinvested	895	855	664	703
Redeemed	(1,894)	(3,315)	(1,356)	(2,774)
Change in Class I Shares	1,334	1,940	673	936
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Investor Funds	December 31, 2025

	JPMorgan Investor Growth Fund		JPMorgan Investor Growth & Income Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R6
Issued	2,505	3,699	739	836
Reinvested	280	202	161	160
Redeemed	(1,249)	(1,452)	(561)	(508)
Change in Class R6 Shares	1,536	2,449	339	488
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Balanced Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$16.46	$0.25	$0.74	$0.99	$(0.30)	$(0.51)	$(0.81)
Year Ended June 30, 2025	15.81	0.40	1.16	1.56	(0.48)	(0.43)	(0.91)
Year Ended June 30, 2024	14.63	0.36	1.34	1.70	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	14.44	0.30	0.87	1.17	(0.29)	(0.69)	(0.98)
Year Ended June 30, 2022	17.07	0.22	(2.13)	(1.91)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2021	14.77	0.21	3.03	3.24	(0.25)	(0.69)	(0.94)
Class C
Six Months Ended December 31, 2025 (Unaudited)	16.09	0.20	0.73	0.93	(0.26)	(0.51)	(0.77)
Year Ended June 30, 2025	15.48	0.31	1.13	1.44	(0.40)	(0.43)	(0.83)
Year Ended June 30, 2024	14.33	0.27	1.33	1.60	(0.29)	(0.16)	(0.45)
Year Ended June 30, 2023	14.16	0.22	0.86	1.08	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2022	16.75	0.13	(2.08)	(1.95)	(0.33)	(0.31)	(0.64)
Year Ended June 30, 2021	14.51	0.12	2.98	3.10	(0.17)	(0.69)	(0.86)
Class I
Six Months Ended December 31, 2025 (Unaudited)	16.51	0.27	0.74	1.01	(0.32)	(0.51)	(0.83)
Year Ended June 30, 2025	15.86	0.44	1.16	1.60	(0.52)	(0.43)	(0.95)
Year Ended June 30, 2024	14.67	0.40	1.35	1.75	(0.40)	(0.16)	(0.56)
Year Ended June 30, 2023	14.47	0.33	0.89	1.22	(0.33)	(0.69)	(1.02)
Year Ended June 30, 2022	17.11	0.26	(2.14)	(1.88)	(0.45)	(0.31)	(0.76)
Year Ended June 30, 2021	14.80	0.25	3.04	3.29	(0.29)	(0.69)	(0.98)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	16.50	0.31	0.72	1.03	(0.34)	(0.51)	(0.85)
Year Ended June 30, 2025	15.84	0.48	1.17	1.65	(0.56)	(0.43)	(0.99)
Year Ended June 30, 2024	14.66	0.44	1.34	1.78	(0.44)	(0.16)	(0.60)
Year Ended June 30, 2023	14.46	0.33	0.92	1.25	(0.36)	(0.69)	(1.05)
Year Ended June 30, 2022	17.10	0.31	(2.15)	(1.84)	(0.49)	(0.31)	(0.80)
Year Ended June 30, 2021	14.79	0.27	3.06	3.33	(0.33)	(0.69)	(1.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Investor Funds	December 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$16.64	6.06%	$5,086,448	0.56%	2.94%	0.57%	3%
16.46	10.16	4,929,424	0.56	2.48	0.56	11
15.81	11.86	4,754,802	0.57	2.43	0.57	7
14.63	8.51	4,466,541	0.57	2.08	0.58	8
14.44	(11.73)	4,301,016	0.57	1.34	0.57	8
17.07	22.40	4,788,045	0.56	1.28	0.57	6

16.25	5.82	238,080	1.06	2.41	1.06	3
16.09	9.56	238,975	1.06	1.95	1.06	11
15.48	11.32	274,224	1.07	1.85	1.07	7
14.33	7.98	399,784	1.07	1.56	1.07	8
14.16	(12.17)	469,295	1.07	0.83	1.07	8
16.75	21.78	619,700	1.07	0.75	1.07	6

16.69	6.17	403,165	0.31	3.19	0.31	3
16.51	10.40	386,975	0.31	2.73	0.31	11
15.86	12.17	358,021	0.32	2.68	0.32	7
14.67	8.84	333,425	0.32	2.31	0.32	8
14.47	(11.54)	325,811	0.32	1.59	0.32	8
17.11	22.72	363,694	0.31	1.54	0.32	6

16.68	6.31	62,795	0.06	3.62	0.06	3
16.50	10.75	41,680	0.06	2.97	0.06	11
15.84	12.39	34,547	0.07	2.94	0.07	7
14.66	9.11	28,843	0.08	2.31	0.08	8
14.46	(11.33)	48,661	0.07	1.84	0.07	8
17.10	23.03	141,480	0.07	1.69	0.07	6

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Conservative Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$12.85	$0.23	$0.37	$0.60	$(0.25)	$(0.15)	$(0.40)
Year Ended June 30, 2025	12.42	0.40	0.67	1.07	(0.43)	(0.21)	(0.64)
Year Ended June 30, 2024	11.85	0.36	0.60	0.96	(0.36)	(0.03)	(0.39)
Year Ended June 30, 2023	12.00	0.29	0.27	0.56	(0.29)	(0.42)	(0.71)
Year Ended June 30, 2022	13.90	0.20	(1.62)	(1.42)	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2021	12.63	0.20	1.56	1.76	(0.23)	(0.26)	(0.49)
Class C
Six Months Ended December 31, 2025 (Unaudited)	12.77	0.19	0.38	0.57	(0.22)	(0.15)	(0.37)
Year Ended June 30, 2025	12.35	0.33	0.67	1.00	(0.37)	(0.21)	(0.58)
Year Ended June 30, 2024	11.78	0.28	0.62	0.90	(0.30)	(0.03)	(0.33)
Year Ended June 30, 2023	11.94	0.23	0.26	0.49	(0.23)	(0.42)	(0.65)
Year Ended June 30, 2022	13.83	0.13	(1.61)	(1.48)	(0.23)	(0.18)	(0.41)
Year Ended June 30, 2021	12.57	0.13	1.55	1.68	(0.16)	(0.26)	(0.42)
Class I
Six Months Ended December 31, 2025 (Unaudited)	12.96	0.25	0.37	0.62	(0.27)	(0.15)	(0.42)
Year Ended June 30, 2025	12.52	0.43	0.68	1.11	(0.46)	(0.21)	(0.67)
Year Ended June 30, 2024	11.94	0.39	0.61	1.00	(0.39)	(0.03)	(0.42)
Year Ended June 30, 2023	12.08	0.33	0.27	0.60	(0.32)	(0.42)	(0.74)
Year Ended June 30, 2022	13.99	0.24	(1.64)	(1.40)	(0.33)	(0.18)	(0.51)
Year Ended June 30, 2021	12.71	0.24	1.57	1.81	(0.27)	(0.26)	(0.53)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	12.95	0.28	0.35	0.63	(0.28)	(0.15)	(0.43)
Year Ended June 30, 2025	12.51	0.47	0.68	1.15	(0.50)	(0.21)	(0.71)
Year Ended June 30, 2024	11.93	0.42	0.61	1.03	(0.42)	(0.03)	(0.45)
Year Ended June 30, 2023	12.08	0.36	0.26	0.62	(0.35)	(0.42)	(0.77)
Year Ended June 30, 2022	13.98	0.27	(1.63)	(1.36)	(0.36)	(0.18)	(0.54)
Year Ended June 30, 2021	12.70	0.27	1.57	1.84	(0.30)	(0.26)	(0.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Investor Funds	December 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$13.05	4.70%	$2,870,258	0.57%	3.46%	0.57%	4%
12.85	8.81	2,845,050	0.56	3.15	0.57	11
12.42	8.28	2,835,901	0.57	3.00	0.57	8
11.85	4.86	2,877,376	0.57	2.49	0.57	5
12.00	(10.59)	2,998,252	0.57	1.50	0.57	8
13.90	14.14	3,327,682	0.56	1.49	0.57	3

12.97	4.46	200,568	1.07	2.90	1.07	4
12.77	8.24	223,681	1.06	2.62	1.06	11
12.35	7.77	279,824	1.07	2.40	1.07	8
11.78	4.28	469,916	1.07	1.95	1.07	5
11.94	(11.02)	615,133	1.07	0.98	1.07	8
13.83	13.54	840,217	1.07	0.96	1.07	3

13.16	4.79	1,050,946	0.32	3.79	0.32	4
12.96	9.09	827,548	0.31	3.39	0.31	11
12.52	8.57	694,360	0.32	3.24	0.32	8
11.94	5.18	637,396	0.32	2.75	0.32	5
12.08	(10.37)	633,390	0.32	1.75	0.32	8
13.99	14.41	649,055	0.31	1.79	0.32	3

13.15	4.92	251,335	0.06	4.24	0.07	4
12.95	9.37	92,683	0.06	3.72	0.07	11
12.51	8.85	38,570	0.06	3.51	0.07	8
11.93	5.36	35,363	0.07	2.99	0.07	5
12.08	(10.08)	35,822	0.07	1.99	0.07	8
13.98	14.70	42,417	0.07	2.02	0.07	3

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	17

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$27.15	$0.31	$1.93	$2.24	$(0.45)	$(0.46)	$(0.91)
Year Ended June 30, 2025	24.95	0.32	2.69	3.01	(0.59)	(0.22)	(0.81)
Year Ended June 30, 2024	21.90	0.31	3.48	3.79	(0.30)	(0.44)	(0.74)
Year Ended June 30, 2023	20.71	0.27	2.59	2.86	(0.27)	(1.40)	(1.67)
Year Ended June 30, 2022	25.19	0.23	(3.56)	(3.33)	(0.68)	(0.47)	(1.15)
Year Ended June 30, 2021	19.50	0.16	7.08	7.24	(0.22)	(1.33)	(1.55)
Class C
Six Months Ended December 31, 2025 (Unaudited)	24.10	0.20	1.73	1.93	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2025	22.26	0.17	2.38	2.55	(0.49)	(0.22)	(0.71)
Year Ended June 30, 2024	19.63	0.16	3.12	3.28	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2023	18.73	0.15	2.32	2.47	(0.17)	(1.40)	(1.57)
Year Ended June 30, 2022	22.94	0.09	(3.22)	(3.13)	(0.61)	(0.47)	(1.08)
Year Ended June 30, 2021	17.92	0.03	6.49	6.52	(0.17)	(1.33)	(1.50)
Class I
Six Months Ended December 31, 2025 (Unaudited)	28.06	0.36	2.00	2.36	(0.49)	(0.46)	(0.95)
Year Ended June 30, 2025	25.76	0.39	2.78	3.17	(0.65)	(0.22)	(0.87)
Year Ended June 30, 2024	22.59	0.37	3.59	3.96	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2023	21.30	0.33	2.67	3.00	(0.31)	(1.40)	(1.71)
Year Ended June 30, 2022	25.87	0.29	(3.66)	(3.37)	(0.73)	(0.47)	(1.20)
Year Ended June 30, 2021	19.99	0.22	7.26	7.48	(0.27)	(1.33)	(1.60)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	28.05	0.41	1.98	2.39	(0.52)	(0.46)	(0.98)
Year Ended June 30, 2025	25.75	0.46	2.78	3.24	(0.72)	(0.22)	(0.94)
Year Ended June 30, 2024	22.58	0.43	3.59	4.02	(0.41)	(0.44)	(0.85)
Year Ended June 30, 2023	21.29	0.39	2.66	3.05	(0.36)	(1.40)	(1.76)
Year Ended June 30, 2022	25.86	0.35	(3.66)	(3.31)	(0.79)	(0.47)	(1.26)
Year Ended June 30, 2021	19.98	0.28	7.25	7.53	(0.32)	(1.33)	(1.65)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Amount rounds to less than 0.5%.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Investor Funds	December 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$28.48	8.29%	$5,293,383	0.55%	2.14%	0.57%	— %(h)
27.15	12.28	4,914,349	0.55	1.25	0.57	3
24.95	17.71	4,364,015	0.55	1.34	0.58	5
21.90	14.63	3,677,684	0.55	1.31	0.58	3
20.71	(14.03)	3,195,974	0.55	0.93	0.58	1
25.19	38.24	3,494,958	0.55	0.70	0.59	2

25.17	8.01	175,214	1.07	1.61	1.07	— (h)
24.10	11.64	163,468	1.07	0.72	1.07	3
22.26	17.08	155,052	1.08	0.79	1.08	5
19.63	14.07	156,403	1.08	0.77	1.08	3
18.73	(14.49)	154,615	1.08	0.39	1.08	1
22.94	37.52	193,877	1.08	0.15	1.08	2

29.47	8.42	865,717	0.31	2.40	0.32	— (h)
28.06	12.52	786,881	0.31	1.48	0.32	3
25.76	17.95	672,428	0.32	1.56	0.32	5
22.59	14.95	554,576	0.32	1.53	0.32	3
21.30	(13.82)	494,526	0.32	1.15	0.32	1
25.87	38.55	547,092	0.31	0.94	0.32	2

29.46	8.55	257,190	0.07	2.74	0.07	— (h)
28.05	12.80	201,804	0.07	1.75	0.07	3
25.75	18.24	122,196	0.07	1.81	0.07	5
22.58	15.23	91,443	0.08	1.82	0.08	3
21.29	(13.62)	25,806	0.08	1.40	0.09	1
25.86	38.86	26,868	0.09	1.17	0.09	2

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Investor Growth & Income Fund
Class A
Six Months Ended December 31, 2025 (Unaudited)	$20.50	$0.27	$1.15	$1.42	$(0.35)	$(0.47)	$(0.82)
Year Ended June 30, 2025	19.25	0.39	1.70	2.09	(0.53)	(0.31)	(0.84)
Year Ended June 30, 2024	17.36	0.35	2.13	2.48	(0.35)	(0.24)	(0.59)
Year Ended June 30, 2023	16.81	0.30	1.47	1.77	(0.29)	(0.93)	(1.22)
Year Ended June 30, 2022	20.06	0.22	(2.62)	(2.40)	(0.50)	(0.35)	(0.85)
Year Ended June 30, 2021	16.59	0.19	4.57	4.76	(0.24)	(1.05)	(1.29)
Class C
Six Months Ended December 31, 2025 (Unaudited)	19.62	0.20	1.10	1.30	(0.30)	(0.47)	(0.77)
Year Ended June 30, 2025	18.46	0.27	1.63	1.90	(0.43)	(0.31)	(0.74)
Year Ended June 30, 2024	16.67	0.24	2.05	2.29	(0.26)	(0.24)	(0.50)
Year Ended June 30, 2023	16.18	0.20	1.43	1.63	(0.21)	(0.93)	(1.14)
Year Ended June 30, 2022	19.34	0.12	(2.53)	(2.41)	(0.40)	(0.35)	(0.75)
Year Ended June 30, 2021	16.04	0.09	4.40	4.49	(0.14)	(1.05)	(1.19)
Class I
Six Months Ended December 31, 2025 (Unaudited)	20.00	0.29	1.12	1.41	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2025	18.80	0.42	1.67	2.09	(0.58)	(0.31)	(0.89)
Year Ended June 30, 2024	16.97	0.39	2.07	2.46	(0.39)	(0.24)	(0.63)
Year Ended June 30, 2023	16.45	0.33	1.45	1.78	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	19.65	0.27	(2.57)	(2.30)	(0.55)	(0.35)	(0.90)
Year Ended June 30, 2021	16.28	0.23	4.47	4.70	(0.28)	(1.05)	(1.33)
Class R6
Six Months Ended December 31, 2025 (Unaudited)	19.99	0.32	1.12	1.44	(0.40)	(0.47)	(0.87)
Year Ended June 30, 2025	18.80	0.47	1.66	2.13	(0.63)	(0.31)	(0.94)
Year Ended June 30, 2024	16.97	0.44	2.07	2.51	(0.44)	(0.24)	(0.68)
Year Ended June 30, 2023	16.45	0.38	1.44	1.82	(0.37)	(0.93)	(1.30)
Year Ended June 30, 2022	19.65	0.31	(2.57)	(2.26)	(0.59)	(0.35)	(0.94)
Year Ended June 30, 2021	16.27	0.28	4.47	4.75	(0.32)	(1.05)	(1.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Investor Funds	December 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.10	6.97%	$4,718,543	0.55%	2.55%	0.57%	4%
20.50	11.05	4,484,627	0.55	1.95	0.57	8
19.25	14.58	4,121,869	0.55	1.97	0.58	8
17.36	11.14	3,621,965	0.55	1.78	0.58	8
16.81	(12.60)	3,302,595	0.55	1.16	0.58	4
20.06	29.49	3,595,109	0.55	1.03	0.58	4

20.15	6.66	91,807	1.07	1.99	1.07	4
19.62	10.48	90,881	1.07	1.42	1.07	8
18.46	13.98	98,625	1.07	1.38	1.08	8
16.67	10.62	127,954	1.07	1.23	1.07	8
16.18	(13.06)	144,027	1.07	0.61	1.08	4
19.34	28.77	199,275	1.07	0.49	1.07	4

20.56	7.08	365,605	0.32	2.79	0.32	4
20.00	11.32	342,126	0.31	2.18	0.32	8
18.80	14.83	304,026	0.32	2.20	0.32	8
16.97	11.47	264,025	0.32	1.99	0.32	8
16.45	(12.40)	263,812	0.32	1.39	0.32	4
19.65	29.74	313,988	0.31	1.25	0.32	4

20.56	7.26	82,524	0.06	3.10	0.06	4
19.99	11.54	73,477	0.06	2.43	0.07	8
18.80	15.11	59,899	0.07	2.51	0.07	8
16.97	11.76	28,107	0.07	2.31	0.07	8
16.45	(12.17)	33,009	0.07	1.62	0.07	4
19.65	30.11	36,164	0.07	1.50	0.07	4

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2025	J.P. Morgan Investor Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust II (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Investor Balanced Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Conservative Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth Fund	Class A, Class C, Class I and Class R6	Diversified
JPMorgan Investor Growth & Income Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Investor Balanced Fund (“Investor Balanced Fund”) is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity and fixed income securities.
The investment objective of JPMorgan Investor Conservative Growth Fund (“Investor Conservative Growth Fund”) is to seek income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.
The investment objective of JPMorgan Investor Growth Fund (“Investor Growth Fund”) is to seek long-term capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
The investment objective of JPMorgan Investor Growth & Income Fund (“Investor Growth & Income Fund”) is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

22	J.P. Morgan Investor Funds	December 31, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Investor Balanced Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,800,292	$—	$—	$5,800,292

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Conservative Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,368,379	$—	$—	$4,368,379

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,602,400	$—	$—	$6,602,400

(a)	Please refer to the SOI for specifics of portfolio holdings.

Investor Growth & Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,266,326	$—	$—	$5,266,326

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2025	J.P. Morgan Investor Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2025, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Investor Balanced Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,236,450	$55,193	$—	$—	$12,112	$1,303,755	124,881	$26,594	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	638,431	33,766	—	—	7,114	679,311	92,802	16,524	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,096	1,852	—	—	3,182	60,130	9,015	1,852	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	58,187	830	9,790	4,537	5,426	59,190	1,414	802	28
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,687	2,679	6,356	1,326	7,256	75,592	3,600	2,679	—
JPMorgan Equity Income Fund Class R6 Shares (a)	169,595	16,545	6,355	147	(3,228)	176,704	7,140	1,633	14,912
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	65,106	2,491	1,712	622	2,315	68,822	1,651	2,492	—
JPMorgan Flexible Debt ETF (a)	—	48,214	—	—	136	48,350	963	612	—
JPMorgan Global Select Equity ETF (a)	142,699	—	2,900	290	7,121	147,210	2,176	1,768	—
JPMorgan High Yield Fund Class R6 Shares (a)	209,519	6,992	—	—	1,297	217,808	33,051	6,992	—
JPMorgan Income Fund Class R6 Shares (a)	289,929	13,441	—	—	675	304,045	35,313	8,841	—
JPMorgan International Equity Fund Class R6 Shares (a)	69,576	4,654	—	—	(1,304)	72,926	3,316	2,157	2,497
JPMorgan International Research Enhanced Equity ETF (a)	306,925	—	7,511	2,612	15,112	317,138	4,235	9,484	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	320,926	31,130	31,993	22,409	(30,759)	311,713	3,606	788	30,342
JPMorgan Large Cap Value Fund Class R6 Shares (a)	213,481	16,827	4,072	77	7,254	233,567	11,038	1,960	14,866
JPMorgan Limited Duration Bond ETF (a)	155,685	—	32,962	619	(227)	123,115	2,352	3,642	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	81,983	6,538	4,554	838	(6,178)	78,627	1,520	—	6,538
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	79,214	1,761	—	—	509	81,484	8,605	1,761	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	152,533	—	2,934	927	12,507	163,033	2,532	1,835	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,864	4,107	—	—	(4,096)	25,875	573	150	3,958
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,589	2,491	—	—	1,609	29,689	1,046	206	2,285
JPMorgan U.S. Equity Fund Class R6 Shares (a)	452,532	24,908	30,255	9,940	5,780	462,905	17,100	1,658	23,250

24	J.P. Morgan Investor Funds	December 31, 2025

Investor Balanced Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	$223,487	$16,073	$33,688	$26,107	$(13,822)	$218,157	2,318	$656	$15,417
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	60,121	185,417	178,493	—	—	67,045	67,045	1,206	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	285,041	14,618	20,635	3,245	11,132	293,401	6,123	1,461	13,158
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	47,141	588	48,214	—	485	—	—	589	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	170,114	21,051	—	—	(10,465)	180,700	4,952	2,988	18,061
Total	$5,605,911	$512,166	$422,424	$73,696	$30,943	$5,800,292		$101,330	$145,312

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Investor Conservative Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,304,602	$222,523	$19,651	$(2,525)	$15,354	$1,520,303	145,623	$29,084	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	601,403	97,842	7,787	(1,392)	8,140	698,206	95,383	15,927	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,669	1,369	2,442	(626)	2,994	43,964	6,591	1,369	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,778	456	2,974	1,447	3,855	32,562	778	441	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,315	1,531	2,550	606	4,264	43,166	2,056	1,530	—
JPMorgan Equity Income Fund Class R6 Shares (a)	90,724	11,435	3,257	66	(1,780)	97,188	3,927	880	8,096
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	21,772	856	—	—	1,011	23,639	567	856	—
JPMorgan Flexible Debt ETF (a)	—	41,008	—	—	390	41,398	824	524	—
JPMorgan Global Select Equity ETF (a)	60,544	—	—	—	3,134	63,678	941	765	—
JPMorgan Government Bond Fund Class R6 Shares (a)	39,993	533	41,081	(1,572)	2,127	—	—	533	—
JPMorgan High Yield Fund Class R6 Shares (a)	158,990	9,607	2,035	(202)	1,170	167,530	25,422	5,262	—
JPMorgan Income Fund Class R6 Shares (a)	260,973	25,737	—	—	675	287,385	33,378	8,229	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,750	5,593	1,221	15	(742)	43,395	1,973	1,259	1,457
JPMorgan International Research Enhanced Equity ETF (a)	169,564	9,674	7,408	535	9,493	181,858	2,429	5,334	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	116,686	13,719	4,885	2,719	(6,362)	121,877	1,410	304	11,697
JPMorgan Large Cap Value Fund Class R6 Shares (a)	66,429	7,204	3,282	144	2,211	72,706	3,436	605	4,549
JPMorgan Limited Duration Bond ETF (a)	232,091	—	53,571	1,541	(1,078)	178,983	3,420	5,388	—

December 31, 2025	J.P. Morgan Investor Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Investor Conservative Growth Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	$58,006	$6,906	$1,641	$350	$(4,293)	$59,328	1,147	$—	$4,757
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	78,454	6,869	—	—	518	85,841	9,065	1,789	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	36,903	—	824	127	3,077	39,283	610	442	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,304	3,382	—	—	(2,965)	18,721	415	108	2,864
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,021	1,839	1,238	147	1,146	21,915	772	152	1,687
JPMorgan U.S. Equity Fund Class R6 Shares (a)	144,094	12,734	7,712	2,641	2,256	154,013	5,689	539	7,568
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	94,946	7,271	7,421	5,935	(786)	99,945	1,062	301	6,971
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	42,523	381,385	346,330	—	—	77,578	77,578	1,046	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,689	6,910	6,164	674	4,005	98,114	2,047	486	4,374
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,577	514	42,247	(24)	180	—	—	514	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	89,708	14,438	2,862	(22)	(5,459)	95,803	2,626	1,584	9,576
Total	$3,992,508	$891,335	$568,583	$10,584	$42,535	$4,368,379		$85,251	$63,611

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Investor Growth Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$458,635	$46,149	$—	$—	$4,489	$509,273	48,781	$10,071	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	85,852	6,184	—	—	941	92,977	12,702	2,209	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	25,492	857	—	—	1,472	27,821	4,171	857	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	150,211	2,515	—	—	26,654	179,380	4,285	2,431	84
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	124,672	5,140	—	—	15,197	145,009	6,905	5,140	—
JPMorgan Equity Income Fund Class R6 Shares (a)	182,104	18,162	—	—	(3,583)	196,683	7,947	1,778	16,386
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	139,623	5,488	—	—	6,483	151,594	3,638	5,489	—
JPMorgan Global Select Equity ETF (a)	209,870	—	—	—	10,862	220,732	3,262	2,652	—
JPMorgan High Yield Fund Class R6 Shares (a)	129,333	8,314	—	—	789	138,436	21,007	4,339	—
JPMorgan Income Fund Class R6 Shares (a)	28,950	2,202	—	—	69	31,221	3,626	876	—

26	J.P. Morgan Investor Funds	December 31, 2025

Investor Growth Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan International Equity Fund Class R6 Shares (a)	$266,128	$17,804	$—	$—	$(4,989)	$278,943	12,685	$8,252	$9,551
JPMorgan International Focus Fund Class R6 Shares (a)	168,237	8,402	—	—	6,112	182,751	6,189	5,003	3,399
JPMorgan International Research Enhanced Equity ETF (a)	478,695	—	—	—	27,800	506,495	6,764	15,147	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	750,269	80,384	9,939	—	(25,292)	795,422	9,202	2,009	78,375
JPMorgan Large Cap Value Fund Class R6 Shares (a)	581,209	45,857	—	—	19,779	646,845	30,569	5,382	40,474
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	117,074	9,871	—	—	(8,226)	118,719	2,295	—	9,871
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	251,477	—	—	—	21,958	273,435	4,247	3,078	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,046	3,342	—	—	(3,333)	21,055	466	122	3,220
JPMorgan Small Cap Value Fund Class R6 Shares (a)	72,342	7,043	—	—	4,548	83,933	2,957	583	6,460
JPMorgan U.S. Equity Fund Class R6 Shares (a)	802,476	46,923	—	—	27,049	876,448	32,377	3,120	43,803
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	330,292	27,260	6,626	550	16,900	368,376	3,915	1,108	26,151
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	79,559	121,647	115,673	—	—	85,533	85,533	1,659	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,997	23,620	—	—	21,592	477,209	9,958	2,345	21,275
JPMorgan Value Advantage Fund Class R6 Shares (a)	182,739	22,612	—	—	(11,241)	194,110	5,320	3,210	19,402
Total	$6,068,282	$509,776	$132,238	$550	$156,030	$6,602,400		$86,860	$278,451

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.

Investor Growth & Income Fund
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$780,378	$65,742	$—	$—	$7,705	$853,825	81,784	$17,132	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	350,416	38,445	—	—	3,892	392,753	53,655	9,234	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,242	815	—	—	1,400	26,457	3,966	815	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	99,937	1,299	24,104	5,052	10,490	92,674	2,214	1,256	44
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,094	3,003	3,666	805	8,515	84,751	4,036	3,004	—
JPMorgan Equity Income Fund Class R6 Shares (a)	159,803	15,939	—	—	(3,145)	172,597	6,974	1,561	14,378

December 31, 2025	J.P. Morgan Investor Funds	27

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Investor Growth & Income Fund (continued)
For the six months ended December 31, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2025	Shares at December 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	$68,905	$2,710	$—	$—	$3,199	$74,814	1,795	$2,709	$—
JPMorgan Global Select Equity ETF (a)	143,117	—	—	—	7,407	150,524	2,224	1,808	—
JPMorgan High Yield Fund Class R6 Shares (a)	174,010	5,808	—	—	1,077	180,895	27,450	5,807	—
JPMorgan Income Fund Class R6 Shares (a)	202,845	15,057	—	—	483	218,385	25,364	6,303	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,061	6,359	—	—	(1,782)	99,638	4,531	2,948	3,412
JPMorgan International Focus Fund Class R6 Shares (a)	68,288	3,410	—	—	2,482	74,180	2,512	2,031	1,380
JPMorgan International Research Enhanced Equity ETF (a)	284,388	—	—	—	16,516	300,904	4,019	8,999	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	535,194	51,212	62,855	29,545	(43,310)	509,786	5,898	1,288	49,925
JPMorgan Large Cap Value Fund Class R6 Shares (a)	326,517	25,761	—	—	11,112	363,390	17,173	3,024	22,738
JPMorgan Limited Duration Bond ETF (a)	47,953	—	34,635	469	(350)	13,437	256	1,026	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	77,724	6,554	—	—	(5,461)	78,817	1,523	—	6,553
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	48,774	1,084	—	—	313	50,171	5,298	1,084	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	171,463	—	—	—	14,971	186,434	2,896	2,099	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,837	4,103	—	—	(4,092)	25,848	573	149	3,953
JPMorgan Small Cap Value Fund Class R6 Shares (a)	31,708	3,087	—	—	1,994	36,789	1,296	255	2,831
JPMorgan U.S. Equity Fund Class R6 Shares (a)	490,383	27,240	31,387	2,553	14,470	503,259	18,591	1,800	25,440
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	190,141	14,168	23,298	3,892	6,810	191,713	2,037	576	13,591
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.73% (a) (b)	42,229	136,948	121,083	—	—	58,094	58,094	1,108	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	313,271	17,128	—	—	15,658	346,057	7,222	1,700	15,428
JPMorgan Value Advantage Fund Class R6 Shares (a)	169,582	20,984	—	—	(10,432)	180,134	4,937	2,979	18,005
Total	$4,998,260	$466,856	$301,028	$42,316	$59,922	$5,266,326		$80,695	$177,678

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2025.
D. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs are recorded on the ex-dividend date.
E. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

28	J.P. Morgan Investor Funds	December 31, 2025

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Investor Balanced Fund
Transfer agency fees	$155	$6	$8	$1	$170
Investor Conservative Growth Fund
Transfer agency fees	80	4	15	1	100
Investor Growth Fund
Transfer agency fees	281	9	14	9	313
Investor Growth & Income Fund
Transfer agency fees	203	5	8	1	217
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
F. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Investor Conservative Growth Fund, for which distributions are generally declared and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
H. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.05% of the Funds' average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a fee for these services.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.

December 31, 2025	J.P. Morgan Investor Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Investor Balanced Fund	$53	$— (a)
Investor Conservative Growth Fund	21	— (a)
Investor Growth Fund	114	— (a)
Investor Growth & Income Fund	58	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
JPMorgan Investor Balanced Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Conservative Growth Fund	n/a	n/a	n/a	n/a
JPMorgan Investor Growth Fund	0.55%	n/a	n/a	n/a
JPMorgan Investor Growth & Income Fund	0.55	n/a	n/a	n/a
The expense limitation agreements were in effect for the six months ended December 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2026.

30	J.P. Morgan Investor Funds	December 31, 2025

The Underlying Funds may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C and Class I Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds up to 0.25% for Class A, Class C and Class I Shares. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.
For the six months ended December 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Service Fees
Investor Growth Fund	$574
Investor Growth & Income Fund	487
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2025 were as follows:

Investor Balanced Fund	$32
Investor Conservative Growth Fund	26
Investor Growth Fund	44
Investor Growth & Income Fund	29
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
4. Investment Transactions
During the six months ended December 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Investor Balanced Fund	$278,534	$195,716
Investor Conservative Growth Fund	468,940	181,243
Investor Growth Fund	388,128	16,564
Investor Growth & Income Fund	329,910	179,946
During the six months ended December 31, 2025, there were no purchases or sales of U.S. Government securities.

December 31, 2025	J.P. Morgan Investor Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investor Balanced Fund	$4,486,110	$1,410,408	$96,226	$1,314,182
Investor Conservative Growth Fund	3,881,363	614,226	127,210	487,016
Investor Growth Fund	4,383,689	2,244,222	25,511	2,218,711
Investor Growth & Income Fund	3,732,797	1,584,514	50,985	1,533,529
At June 30, 2025, the Funds did not have any net capital loss carryforwards.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Funds because the Funds and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

32	J.P. Morgan Investor Funds	December 31, 2025

As of December 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Investor Balanced Fund	1	61.6%	1	24.6%
Investor Conservative Growth Fund	1	49.3	2	36.9
Investor Growth Fund	1	40.8	1	32.6
Investor Growth & Income Fund	1	44.7	1	38.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2025, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Europe Dynamic Fund	47.0%
JPMorgan U.S. GARP Equity Fund	44.2
JPMorgan Small & Mid Cap Enhanced Equity ETF	31.4
JPMorgan Large Cap Value Fund	24.1
JPMorgan Emerging Markets Research Enhanced Equity Fund	18.2
JPMorgan Emerging Markets Debt Fund	16.9
JPMorgan International Focus Fund	16.0
JPMorgan Small Cap Value Fund	14.5
JPMorgan International Research Enhanced Equity ETF	13.0
JPMorgan U.S. Research Enhanced Equity Fund	11.1
JPMorgan High Yield Fund	10.5
JPMorgan Limited Duration Bond ETF	10.4
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

December 31, 2025	J.P. Morgan Investor Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

34	J.P. Morgan Investor Funds	December 31, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Investor Balanced Fund	$13,813	$1,379
JPMorgan Investor Conservative Growth Fund	7,103	733
JPMorgan Investor Growth Fund	27,504	2,762
JPMorgan Investor Growth & Income Fund	15,255	1,616

December 31, 2025	J.P. Morgan Investor Funds	35

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. December 2025.
SAN-INV-1225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund invests (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and the Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain
Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Funds and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with the Funds’ investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund (if applicable). The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Investor Balanced Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Investor Conservative Growth Fund’s performance for Class A and Class I shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Investor Growth Fund’s performance for Class A and Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Investor Growth & Income Fund’s performance for Class A and Class I shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the
Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Investor Balanced Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Conservative Growth Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Growth Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.
The Trustees noted that the Investor Growth & Income Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contract of the Underlying Funds in which the Fund invests.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
March 2, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 2, 2026